                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08789

                  ---------------------------------------------
                                VALIC Company II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                  -----------------------------
Date of fiscal year end: August 31
                        --------------------------
Date of reporting period: August 31, 2007
                        --------------------------

Item 1. Reports to Stockholders

                                                               VALIC Company II

                                                                  Annual Report

                                                                August 31, 2007

VALIC Company II
ANNUAL REPORT AUGUST 31, 2007
--------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter.........................................................   1

Expense Example............................................................
                                                                              2

Portfolios of Investments:

   Aggressive Growth Lifestyle Fund........................................   4
   Capital Appreciation Fund...............................................   6
   Conservative Growth Lifestyle Fund......................................   9
   Core Bond Fund..........................................................  11
   High Yield Bond Fund....................................................  24
   International Small Cap Equity Fund.....................................  36
   Large Cap Value Fund....................................................  41
   Mid Cap Growth Fund.....................................................  44
   Mid Cap Value Fund......................................................  48
   Moderate Growth Lifestyle Fund..........................................  53
   Money Market II Fund....................................................  55
   Small Cap Growth Fund...................................................  58
   Small Cap Value Fund....................................................  61
   Socially Responsible Fund...............................................  67
   Strategic Bond Fund.....................................................  71

Statements of Assets and Liabilities.......................................  92

Statements of Operations...................................................  94

Statements of Changes in Net Assets........................................  96

Notes to Financial Statements.............................................. 100

Financial Highlights....................................................... 113

Report of Independent Registered Public Accounting Firm.................... 121

Approval of Advisory Agreements............................................ 122

Trustees & Officers Information............................................ 126

Shareholder Tax Information................................................ 128

Comparisons: Funds vs. Indexes............................................. 129

VALIC Company II
PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Valued Investor:

 We are pleased to provide you with the Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve month period ending August 31, 2007.

 The market has been extremely volatile in recent months. Rising subprime mortgage defaults in the United States quickly spread from a domestic economic event to a global financial market event. Several European banks announced problems associated with exposure to these loans and the credit markets seized up, led by the market for asset-backed commercial paper. Investors poured money into short term Treasuries, driving up prices and pushing down yields. These events helped to topple equity markets which had reached record highs in mid-July. On a positive front, the Federal Reserve has taken an active role in ensuring that markets remain liquid by injecting cash into the economy and lowering the discount rate. Despite the subprime mortgage meltdown, the S&P 500(R) grew by 15.13% during the twelve month period.

 We believe that diversification is an important strategy in all markets, but is especially well suited during times of volatility. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company II and to supply you with the appropriate choices to meet your asset allocation objectives.

 Additionally, once you have a plan in place based on your individual retirement goals - stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

 Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,
                                                /s/ Evelyn M. Curran

                                          Evelyn M. Curran, President
                                          VALIC Company II

VALIC Company II
EXPENSE EXAMPLE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2007 and held until August 31, 2007. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended August 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended August 31, 2007" column and the "Expense Ratio as of August 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended August 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended August 31, 2007" column and the "Expense Ratio as of August 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended August 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II
EXPENSE EXAMPLE -- August 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Actual                                  Hypothetical
                                ------------------------------------------ ------------------------------------------
                                                                                            Ending
                                                                                         Account Value
                                                 Ending                                     Using a
                                              Account Value Expenses Paid                Hypothetical  Expenses Paid   Expense
                                  Beginning   Using Actual  During the Six   Beginning    5% Assumed   During the Six   Ratio
                                Account Value   Return at    Months Ended  Account Value   Return at    Months Ended    as of
                                 at March 1,   August 31,     August 31,    at March 1,   August 31,     August 31,   August 31,
Fund                                2007          2007          2007*          2007          2007          2007*        2007*
----                            ------------- ------------- -------------- ------------- ------------- -------------- ----------
Aggressive Growth Lifestyle#...   $1,000.00     $1,058.87       $0.52        $1,000.00     $1,024.70       $0.51        0.10%...
Capital Appreciation#@.........   $1,000.00     $1,108.49       $4.52        $1,000.00     $1,020.92       $4.33        0.85%...
Conservative Growth Lifestyle#.   $1,000.00     $1,033.88       $0.51        $1,000.00     $1,024.70       $0.51        0.10%...
Core Bond#.....................   $1,000.00     $  998.04       $3.88        $1,000.00     $1,021.32       $3.92        0.77%...
High Yield Bond#...............   $1,000.00     $  981.66       $4.94        $1,000.00     $1,020.21       $5.04        0.99%...
International Small Cap Equity#   $1,000.00     $1,069.77       $5.22        $1,000.00     $1,020.16       $5.09        1.00%...
Large Cap Value#...............   $1,000.00     $1,041.69       $4.17        $1,000.00     $1,021.12       $4.13        0.81%...
Mid Cap Growth#@...............   $1,000.00     $1,069.71       $4.43        $1,000.00     $1,020.92       $4.33        0.85%...
Mid Cap Value#@................   $1,000.00     $1,031.31       $5.38        $1,000.00     $1,019.91       $5.35        1.05%...
Moderate Growth Lifestyle#.....   $1,000.00     $1,049.08       $0.52        $1,000.00     $1,024.70       $0.51        0.10%...
Money Market II#...............   $1,000.00     $1,024.19       $2.81        $1,000.00     $1,022.43       $2.80        0.55%...
Small Cap Growth #@............   $1,000.00     $1,018.86       $5.90        $1,000.00     $1,019.36       $5.90        1.16%...
Small Cap Value#@..............   $1,000.00     $  987.14       $4.76        $1,000.00     $1,020.42       $4.84        0.95%...
Socially Responsible#@.........   $1,000.00     $1,045.74       $2.89        $1,000.00     $1,022.38       $2.85        0.56%...
Strategic Bond#................   $1,000.00     $  996.48       $4.48        $1,000.00     $1,020.72       $4.53        0.89%...

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2007" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                            Actual                                  Hypothetical
                          ------------------------------------------ ------------------------------------------
                                                                                      Ending
                                                                                   Account Value
                                           Ending                                     Using a
                                        Account Value Expenses Paid                Hypothetical  Expenses Paid   Expense
                            Beginning   Using Actual  During the Six   Beginning    5% Assumed   During the Six   Ratio
                          Account Value   Return at    Months Ended  Account Value   Return at    Months Ended    as of
                           at March 1,   August 31,     August 31,    at March 1,   August 31,     August 31,   August 31,
Fund                          2007          2007          2007*          2007          2007          2007*        2007*
----                      ------------- ------------- -------------- ------------- ------------- -------------- ----------
Capital Appreciation Fund   $1,000.00     $1,108.49       $4.52        $1,000.00     $1,020.92       $4.33         0.85%
Mid Cap Growth...........   $1,000.00     $1,069.71       $4.38        $1,000.00     $1,020.97       $4.28         0.84%
Mid Cap Value............   $1,000.00     $1,031.31       $5.32        $1,000.00     $1,019.96       $5.30         1.04%
Small Cap Growth.........   $1,000.00     $1,018.86       $5.90        $1,000.00     $1,019.36       $5.90         1.16%
Small Cap Value..........   $1,000.00     $  987.14       $4.76        $1,000.00     $1,020.42       $4.84         0.95%
Socially Responsible.....   $1,000.00     $1,045.74       $2.73        $1,000.00     $1,022.53       $2.70         0.53%

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Domestic Equity Investment Companies.........  64.1%
              International Equity Investment Companies....  35.0%
              Fixed Income Investment Company..............   1.0%
                                                            -----
                                                            100.1%
                                                            =====

*  Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                                    Value
                                                       Shares      (Note 2)
  ---------------------------------------------------------------------------
  AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) -- 100.1%
  Domestic Equity Investment Companies -- 64.1%
    VALIC Co. I Stock Index Fund....................   171,163   $ 6,584,642
    VALIC Co. I Value Fund..........................   403,218     5,185,389
    VALIC Co. II Capital Appreciation Fund.......... 2,165,994    23,457,716
    VALIC Co. II Large Cap Value Fund...............   941,261    14,815,440
    VALIC Co. I Mid Cap Index Fund..................    16,376       411,539
    VALIC Co. II Mid Cap Value Fund.................    81,939     1,646,154
    VALIC Co. II Small Cap Growth Fund+.............    28,246       412,104
    VALIC Co. II Small Cap Value Fund...............    10,724       164,616
                                                                 -----------
  Total Domestic Equity Investment Companies
     (cost $49,047,509).............................              52,677,600
                                                                 -----------
  Fixed Income Investment Company -- 1.0%
    VALIC Co. II Core Bond Fund (cost $820,654).....    80,854       822,283
                                                                 -----------
  International Equity Investment Companies -- 35.0%
     VALIC Co. I International Equities Fund+....... 2,240,672    24,692,210
     VALIC Co. II International Growth II Fund......   208,056     4,115,356
                                                                 -----------
  Total International Equity Investment Companies
     (cost $27,138,962).............................              28,807,566
                                                                 -----------
  TOTAL INVESTMENTS
     (cost $77,007,125)(2)..........................     100.1%   82,307,449
  Liabilities in excess of other assets.............      (0.1)%     (86,473)
                                                     ---------   -----------
  NET ASSETS --                                          100.0%  $82,220,976
                                                     =========   ===========

--------
# The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
+  Non-income producing security
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Finance -- Investment Banker/Broker..........   9.0%
              Computers....................................   5.7%
              Metal Processors & Fabrication...............   5.5%
              Medical -- Drugs.............................   4.7%
              Engineering/R&D Services.....................   4.0%
              Medical Products.............................   3.8%
              Computers -- Memory Devices..................   3.7%
              Networking Products..........................   3.6%
              Repurchase Agreements........................   3.6%
              Enterprise Software/Service..................   3.3%
              Data Processing/Management...................   3.2%
              Beverages -- Non-alcoholic...................   2.7%
              Telephone -- Integrated......................   2.5%
              Agricultural Chemicals.......................   2.2%
              Medical -- Biomedical/Gene...................   2.2%
              Therapeutics.................................   2.2%
              Investment Management/Advisor Services.......   2.1%
              Cable TV.....................................   2.0%
              Oil Field Machinery & Equipment..............   2.0%
              E-Commerce/Products..........................   1.8%
              Aerospace/Defense............................   1.7%
              Finance -- Other Services....................   1.7%
              Multimedia...................................   1.7%
              Steel -- Specialty...........................   1.7%
              Containers -- Metal/Glass....................   1.5%
              Retail -- Drug Store.........................   1.5%
              Transport -- Services........................   1.5%
              Apparel Manufacturers........................   1.4%
              Banks -- Commercial..........................   1.3%
              Cellular Telecom.............................   1.3%
              Retail -- Discount...........................   1.3%
              Web Portals/ISP..............................   1.3%
              E-Commerce/Services..........................   1.2%
              Metal -- Aluminum............................   1.2%
              Diversified Manufacturing Operations.........   1.1%
              Electronic Components -- Semiconductors......   1.1%
              Retail -- Regional Department Stores.........   1.1%
              Telecommunication Equipment..................   1.1%
              X-Ray Equipment..............................   1.1%
              Computer Services............................   1.0%
              Medical Instruments..........................   1.0%
              Banks -- Fiduciary...........................   0.9%
              Real Estate Management/Services..............   0.9%
              Advertising Agencies.........................   0.8%
              Savings & Loans/Thrifts......................   0.8%
              Banks -- Super Regional......................   0.6%
              Finance -- Credit Card.......................   0.5%
              Retail -- Apparel/Shoe.......................   0.5%
                                                            -----
                                                            102.6%
                                                            =====

*  Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                  Value
                   Security Description                 Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 99.0%
     Advertising Agency -- 0.8%
      Omnicom Group, Inc...............................  13,600 $  692,648
                                                                ----------
     Aerospace/Defense -- 1.7%
      Lockheed Martin Corp.............................  14,400  1,427,616
                                                                ----------
     Agricultural Chemicals -- 2.2%
      Monsanto Co......................................  26,100  1,820,214
                                                                ----------
     Apparel Manufacturer -- 1.4%
      Coach, Inc.+.....................................  26,500  1,180,045
                                                                ----------
     Banks - Commercial -- 1.3%
      Synovus Financial Corp...........................  40,500  1,118,610
                                                                ----------
     Banks - Fiduciary -- 0.9%
      State Street Corp................................  11,800    724,048
                                                                ----------
     Banks - Super Regional -- 0.6%
      US Bancorp.......................................  14,200    459,370
                                                                ----------
     Beverages - Non - alcoholic -- 2.7%
      The Coca - Cola Co...............................  42,000  2,258,760
                                                                ----------
     Cable TV -- 2.0%
      The DIRECTV Group, Inc.+.........................  73,700  1,719,421
                                                                ----------
     Cellular Telecom -- 1.3%
      US Cellular Corp.+...............................  11,400  1,108,650
                                                                ----------
     Computer Services -- 1.0%
      Cognizant Technology Solutions Corp., Class A+...  11,900    874,769
                                                                ----------
     Computers -- 5.7%
      Apple, Inc.+.....................................  18,200  2,520,336
      Hewlett - Packard Co.............................  46,500  2,294,775
                                                                ----------
                                                                 4,815,111
                                                                ----------
     Computers - Memory Devices -- 3.7%
      EMC Corp.+....................................... 102,600  2,017,116
      SanDisk Corp.+...................................  19,400  1,087,564
                                                                ----------
                                                                 3,104,680
                                                                ----------
     Containers - Metal/Glass -- 1.5%
      Owens - Illinois, Inc.+..........................  32,100  1,291,062
                                                                ----------
     Data Processing/Management -- 3.2%
      Mastercard, Inc., Class A........................   6,900    945,231
      Paychex, Inc.....................................  38,700  1,719,441
                                                                ----------
                                                                 2,664,672
                                                                ----------
     Diversified Manufacturing Operations -- 1.1%
      Illinois Tool Works, Inc.........................  15,600    907,452
                                                                ----------
     E - Commerce/Products -- 1.8%
      Amazon.com, Inc.+................................  18,900  1,510,299
                                                                ----------
     E - Commerce/Services -- 1.2%
      eBay, Inc.+......................................  30,700  1,046,870
                                                                ----------
     Electronic Components - Semiconductors -- 1.1%
      Nvidia Corp.+....................................  17,500    895,300
                                                                ----------
     Engineering/R&D Services -- 4.0%
      McDermott International, Inc.+...................  35,100  3,369,249
                                                                ----------
     Enterprise Software/Service -- 3.3%
      BMC Software, Inc.+..............................  32,000    979,840
      Oracle Corp.+....................................  89,100  1,806,948
                                                                ----------
                                                                 2,786,788
                                                                ----------
     Finance - Credit Card -- 0.5%
      Discover Financial Services+.....................  16,850    389,909
                                                                ----------


                                                                Value
                     Security Description              Shares  (Note 2)

        ----------------------------------------------------------------
        Finance - Investment Banker/Broker -- 9.0%
          Charles Schwab Corp......................... 85,900 $1,700,820
          Citigroup, Inc.............................. 27,500  1,289,200
          JPMorgan Chase & Co......................... 25,600  1,139,712
          Merrill Lynch & Co., Inc.................... 18,500  1,363,450
          Morgan Stanley.............................. 33,700  2,101,869
                                                              ----------
                                                               7,595,051
                                                              ----------
        Finance - Other Services -- 1.7%
          CME Group, Inc..............................  2,600  1,442,480
                                                              ----------
        Investment Management/Advisor Services -- 2.1%
          Franklin Resources, Inc..................... 13,500  1,778,895
                                                              ----------
        Medical Instruments -- 1.0%
          St. Jude Medical, Inc.+..................... 18,600    810,402
                                                              ----------
        Medical Products -- 3.8%
          Johnson & Johnson........................... 24,600  1,520,034
          Stryker Corp................................ 24,500  1,636,600
          Zimmer Holdings, Inc.+......................  1,000     78,330
                                                              ----------
                                                               3,234,964
                                                              ----------
        Medical - Biomedical/Gene -- 2.2%
          Amgen, Inc.+................................ 13,600    681,496
          Biogen Idec, Inc.+.......................... 16,400  1,046,648
          Genentech, Inc.+............................  1,900    142,139
                                                              ----------
                                                               1,870,283
                                                              ----------
        Medical - Drugs -- 4.7%
          Bristol - Myers Squibb Co................... 38,000  1,107,700
          Merck & Co., Inc............................ 18,900    948,213
          Schering - Plough Corp...................... 63,400  1,903,268
                                                              ----------
                                                               3,959,181
                                                              ----------
        Metal Processors & Fabrication -- 5.5%
          Precision Castparts Corp.................... 35,300  4,599,943
                                                              ----------
        Metal - Aluminum -- 1.2%
          Alcoa, Inc.................................. 28,500  1,041,105
                                                              ----------
        Multimedia -- 1.7%
          The Walt Disney Co.......................... 41,700  1,401,120
                                                              ----------
        Networking Products -- 3.6%
          Cisco Systems, Inc.+........................ 96,200  3,070,704
                                                              ----------
        Oil Field Machinery & Equipment -- 2.0%
          Grant Prideco, Inc.+........................  8,600    475,580
          National - Oilwell Varco, Inc.+.............  9,700  1,241,600
                                                              ----------
                                                               1,717,180
                                                              ----------
        Real Estate Management/Services -- 0.9%
          CB Richard Ellis Group, Inc., Class A+...... 25,800    761,616
                                                              ----------
        Retail - Apparel/Shoe -- 0.5%
          Nordstrom, Inc..............................  9,300    447,330
                                                              ----------
        Retail - Discount -- 1.3%
          Wal - Mart Stores, Inc...................... 25,300  1,103,839
                                                              ----------
        Retail - Drug Store -- 1.5%
          Walgreen Co................................. 28,700  1,293,509
                                                              ----------
        Retail - Regional Department Stores -- 1.1%
          Kohl's Corp.+............................... 15,800    936,940
                                                              ----------
        Savings & Loans/Thrifts -- 0.8%
          Washington Mutual, Inc...................... 19,200    705,024
                                                              ----------
        Steel - Specialty -- 1.7%
          Allegheny Technologies, Inc................. 14,200  1,411,338
                                                              ----------

VALIC Company II Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Shares/
                                                                Principal      Value
                    Security Description                         Amount       (Note 2)
----------------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunication Equipment -- 1.1%
  Harris Corp.................................................     15,600   $   948,948
                                                                            -----------
Telephone - Integrated -- 2.5%
  AT&T, Inc...................................................     30,700     1,224,009
  Qwest Communications International, Inc.+...................     95,200       852,040
                                                                            -----------
                                                                              2,076,049
                                                                            -----------
Therapeutics -- 2.2%
  Gilead Sciences, Inc.+......................................     49,800     1,811,226
                                                                            -----------
Transport - Services -- 1.5%
  C.H. Robinson Worldwide, Inc................................     25,900     1,270,136
                                                                            -----------
Web Portals/ISP -- 1.3%
  Google, Inc., Class A+......................................      2,100     1,082,025
                                                                            -----------
X - Ray Equipment -- 1.1%
  Hologic, Inc.+..............................................     17,300       919,495
                                                                            -----------
Total Long - Term Investment Securities
   (cost $68,224,122).........................................               83,454,326
                                                                            -----------
REPURCHASE AGREEMENT -- 3.6%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.68%, dated 08/31/07, to be repurchased
   09/04/07 in the amount of $3,008,563 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest at
   4.25% due 05/15/09 and having approximate value of
   $3,099,503
   (cost $3,007,000).......................................... $3,007,000     3,007,000
                                                                            -----------
TOTAL INVESTMENTS
   (cost $71,231,122)(1)......................................      102.6%   86,461,326
Liabilities in excess of other assets.........................       (2.6)%  (2,192,543)
                                                               ----------   -----------
NET ASSETS --                                                       100.0%  $84,268,783
                                                               ==========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Domestic Equity Investment Companies...  52.1%
                 Fixed Income Investment Company........  30.0
                 Registered Investment Company..........  10.1
                 International Equity Investment Company   8.0
                                                         -----
                                                         100.2%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                     Value
                 Security Description                    Shares     (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED REGISTERED INVESTMENT
   COMPANIES#(1) -- 90.1%
  Domestic Equity Investment Companies -- 52.1%
    VALIC Co. I Stock Index Fund......................   110,746  $ 4,260,417
    VALIC Co. I Value Fund............................   213,245    2,742,326
    VALIC Co. II Capital Appreciation Fund............   904,342    9,794,025
    VALIC Co. II Large Cap Value Fund.................   388,900    6,121,286
    VALIC Co. II Mid Cap Value Fund...................    48,751      979,402
    VALIC Co. II Small Cap Growth Fund+...............    70,582    1,029,785
    VALIC Co. II Small Cap Value Fund.................    35,093      538,671
                                                                  -----------
  Total Domestic Equity Investment Companies
   (cost $23,859,838)                                              25,465,912
                                                                  -----------
  Fixed Income Investment Company -- 30.0%
    VALIC Co. II Core Bond Fund (cost $14,619,271).... 1,443,157   14,676,904
                                                                  -----------
  International Equity Investment Company -- 8.0%
    VALIC Co. I International Equities Fund+
     (cost $3,665,687)................................   355,498    3,917,586
                                                                  -----------
  Total Long-Term Investment Securities
     (cost $42,144,796)...............................             44,060,402
                                                                  -----------
  SHORT-TERM INVESTMENT SECURITIES -- 10.1%
  Registered Investment Company -- 10.1%
    VALIC Co. I Money Market I Fund (cost $4,916,609). 4,916,609    4,916,609
                                                                  -----------
  TOTAL INVESTMENTS
   (cost $47,061,405)(2)                                   100.2%  48,977,011
  Liabilities in excess of other assets...............      (0.2)     (80,237)
                                                       ---------  -----------
  NET ASSETS --                                            100.0% $48,896,774
                                                       =========  ===========

--------
# The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
+  Non-income producing security
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Core Bond Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Federal National Mtg. Assoc.............. 18.8%
                United States Treasury Notes............. 15.2%
                Diversified Financial Services........... 12.5%
                Federal Home Loan Mtg. Corp.............. 12.3%
                Electric -- Integrated...................  4.3%
                Repurchase Agreements....................  2.1%
                Telephone -- Integrated..................  1.9%
                Finance -- Investment Banker/Broker......  1.7%
                Special Purpose Entities.................  1.7%
                Sovereign................................  1.6%
                Banks -- Commercial......................  1.3%
                Oil Companies -- Exploration & Production  1.3%
                Pipelines................................  1.1%
                Savings & Loans/Thrifts..................  1.0%
                United States Treasury Bonds.............  0.9%
                Banks -- Money Center....................  0.8%
                Finance -- Mortgage Loan/Banker..........  0.7%
                Multimedia...............................  0.7%
                Steel -- Producers.......................  0.7%
                Banks -- Super Regional..................  0.6%
                Cellular Telecom.........................  0.6%
                Insurance -- Multi-line..................  0.6%
                Medical -- Drugs.........................  0.6%
                Telecom Services.........................  0.6%
                Metal -- Aluminum........................  0.5%
                Real Estate Investment Trusts............  0.5%
                Retail -- Drug Store.....................  0.5%
                Transport -- Rail........................  0.5%
                Building -- Residential/Commercial.......  0.4%
                Cable TV.................................  0.4%
                Chemicals -- Specialty...................  0.4%
                Federal Home Loan Bank...................  0.4%
                Medical Products.........................  0.4%
                Non -- Hazardous Waste Disposal..........  0.4%
                Oil Companies -- Integrated..............  0.4%
                Oil Refining & Marketing.................  0.4%
                Transport -- Air Freight.................  0.4%
                Aerospace/Defense -- Equipment...........  0.3%
                Chemicals -- Diversified.................  0.3%
                Containers -- Paper/Plastic..............  0.3%
                Electric -- Generation...................  0.3%
                Electronic Components -- Semiconductors..  0.3%
                Finance -- Credit Card...................  0.3%
                Food -- Misc.............................  0.3%
                Independent Power Producers..............  0.3%
                Medical -- Hospitals.....................  0.3%
                Medical -- Wholesale Drug Distribution...  0.3%
                Office Automation & Equipment............  0.3%
                Oil -- Field Services....................  0.3%
                Rental Auto/Equipment....................  0.3%
                Retail -- Discount.......................  0.3%
                Retail -- Regional Department Stores.....  0.3%
                Auto -- Cars/Light Trucks................  0.2%
                Building Products -- Cement..............  0.2%
                Commercial Services -- Finance...........  0.2%
                Diversified Operations...................  0.2%
                Finance -- Auto Loans....................  0.2%
                Finance -- Commercial....................  0.2%
                Finance -- Consumer Loans................  0.2%
                Food -- Retail...........................  0.2%
                Insurance -- Property/Casualty...........  0.2%
                Medical -- HMO...........................  0.2%
                Metal Processors & Fabrication...........  0.2%
                Metal -- Diversified.....................  0.2%
                Transport -- Marine......................  0.2%
                Agricultural Chemicals...................  0.1%
                Airlines.................................  0.1%
                Brewery..................................  0.1%
                Broadcast Services/Program...............  0.1%

                   Casino Hotels.......................  0.1%
                   Diversified Manufacturing Operations  0.1%
                   Finance -- Other Services...........  0.1%
                   Food -- Meat Products...............  0.1%
                   Funeral Services & Related Items....  0.1%
                   Gas -- Distribution.................  0.1%
                   Insurance Brokers...................  0.1%
                   Insurance -- Life/Health............  0.1%
                   Investment Companies................  0.1%
                   Machinery -- Farming................  0.1%
                   Mining..............................  0.1%
                   Paper & Related Products............  0.1%
                   Radio...............................  0.1%
                   Real Estate Operations & Development  0.1%
                   Recycling...........................  0.1%
                   Satellite Telecom...................  0.1%
                   Television..........................  0.1%
                   Transport -- Services...............  0.1%
                   Travel Services.....................  0.1%
                   Wire & Cable Products...............  0.1%
                                                        ----
                                                        98.7%
                                                        ====

Credit Quality+#

                         Government -- Agency..  32.7%
                         Government -- Treasury  16.8%
                         AAA...................  11.1%
                         AA....................   2.4%
                         A.....................  11.5%
                         BBB...................  17.2%
                         BB....................   3.4%
                         B.....................   2.3%
                         CCC...................   1.4%
                         Below C...............   0.2%
                         Not Rated@............   1.0%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of Net Assets.
@ Represent debt issues that either have no ratings, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
  ---------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 11.9%
  Diversified Financial Services -- 11.9%
    Banc of America Funding Corp.
     Series 2007-C, Class 5A1
     5.37% due 05/20/36(1)............................. $2,834,982 $2,807,810
    Banc of America Funding Corp.
     Series 2006-J, Class 2A1
     5.89% due 01/20/47(1)(2)..........................  2,867,584  2,887,009
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2007-PW15, Class A2
     5.20% due 02/11/44(3).............................    650,000    641,487
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class G
     5.75% due 09/11/38................................     76,000     62,047
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2006-PW12, Class F
     5.93% due 09/11/38*(2)(3).........................    445,000    376,811
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2007-PW15, Class H
     5.93% due 02/11/44*(2)(3).........................    815,000    603,405
    Chase Funding Mtg. Loan Asset - Backed Certs.
     Series 2003-6, Class 1A6
     4.59% due 05/25/15................................    189,074    180,206
    Chase Mortgage Finance Corp.
     Series 2007-A2, Class 1A1
     4.56% due 07/25/37(1).............................  2,128,397  2,105,141
    Commercial Mtg. Pass Through Certs.,
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(3).............................    653,000    633,789
    Commercial Mtg. Pass Through Certs.,
     Series CN2A, Class A2FL
     5.55% due 02/05/19*(3)(4).........................  1,035,000  1,034,933
    Countrywide Asset - Backed Certs.
     Series 2006-S6, Class A3
     5.66% due 03/25/34................................    739,000    715,874
    Countrywide Asset - Backed Certs.
     Series 2006-S4, Class A3
     5.80% due 07/25/34................................    910,000    892,496
    CS First Boston Mtg. Securities Corp.
     Series 2002-CKN2, Class A3
     6.13% due 04/15/37(3).............................  1,475,000  1,507,440
    J.P. Morgan Chase Commercial Mtg. Securities Corp.
     Series 2006-CB16, Class E
     5.84% due 05/12/45*(3)............................    300,000    267,777
    LB - UBS Commercial Mtg. Trust
     Series 2007-C6, Class AM
     6.11% due 07/15/40(3).............................  4,250,000  4,282,871
    LB-UBS Commercial Mtg. Trust
     Series 2007-C6, Class B
     6.45% due 07/15/40(3).............................    360,000    355,767
    Merrill Lynch Mtg. Investors Trust
     Series 2004-A1, Class 3A
     4.84% due 02/25/34(1)(2)..........................    757,111    745,089
    Merrill Lynch Mtg. Investor Trust
     Series 2007-5, Class H
     6.12% due 08/25/48................................    390,000    286,660
    Morgan Stanley Capital I
     Series 2006-IQ12, Class D
     5.53% due 12/15/43(3).............................    480,000    441,104
    Ocwen Advance Receivables Backed
     Notes, Series 2006-1A
     5.36% due 11/24/15*(5)............................    500,000    375,000
    Residential Asset Securities Corp.
     Series 2003-KS10, Class AI6
     4.54% due 12/25/33................................    193,559    182,103

                                                     Principal    Value
                  Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Diversified Financial Services (continued)
       Wachovia Bank Commercial Mtg. Trust,
        Series 2006-WL7A, Class F
        6.09% due 09/15/21*(3)(4)................... $1,065,000 $ 1,061,941
       Wells Fargo Mtg. Backed Securities Trust
        Series 2006-AR17, Class A2
        5.84% due 10/25/36(1)(2)....................  1,987,015   1,992,458
       Wells Fargo Mtg. Backed Securities Trust
        Series 2006-AR12, Class 2A1
        6.10% due 09/25/36(1)(2)....................    525,856     528,282
                                                                -----------
     Total Asset Backed Securities
        (cost $25,615,779)..........................             24,967,500
                                                                -----------
     CONVERTIBLE BONDS & NOTES -- 0.0%
     Telecom Services -- 0.0%
       ICO North America, Inc.
        Notes
        7.50% due 08/15/09(5)(7)(8)
        (cost $25,000)..............................     25,000      24,750
                                                                -----------
     CORPORATE BONDS & NOTES -- 28.9%
     Aerospace/Defense - Equipment -- 0.3%
       United Technologies Corp.
        Senior Notes
        6.10% due 05/15/12..........................    594,000     619,713
                                                                -----------
     Agricultural Chemicals -- 0.1%
       Mosaic Global Holdings, Inc.
        Debentures
        7.38% due 08/01/18..........................     20,000      18,800
       Terra Capital, Inc.
        Company Guar. Notes
        7.00% due 02/01/17..........................     50,000      48,000
       The Mosaic Co.
        Senior Notes
        7.38% due 12/01/14*.........................     95,000      96,662
                                                                -----------
                                                                    163,462
                                                                -----------
     Airlines -- 0.1%
       American Airlines, Inc. Pass Through Certs.
        Series 2001-1, Class A-2
        6.82% due 05/23/11..........................    145,000     138,928
       Northwest Airlines, Inc. Pass Through Certs.
        Series 2002-1 Class G2
        6.26% due 11/20/21..........................    172,102     169,520
                                                                -----------
                                                                    308,448
                                                                -----------
     Auto - Cars/Light Trucks -- 0.2%
       DaimlerChrysler NA Holding Corp.
        Company Guar. Notes
        5.71% due 03/13/09(4).......................    170,000     169,511
       Ford Motor Co.
        Debentures
        6.38% due 02/01/29..........................    160,000     112,800
       General Motors Corp.
        Debentures
        8.25% due 07/15/23..........................     80,000      63,800
       General Motors Corp.
        Senior Bonds
        8.38% due 07/15/33..........................    153,000     122,783
                                                                -----------
                                                                    468,894
                                                                -----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Banks - Commercial -- 0.9%
           Colonial Bank NA
            Sub. Notes
            6.38% due 12/01/15.................... $170,000  $  168,691
           Compass Bank
            Notes
            5.50% due 04/01/20....................  300,000     288,535
           First Maryland Capital II
            Notes
            6.21% due 02/01/27(4).................  159,000     140,431
           National City Bank
            Sub. Notes
            5.80% due 06/07/17....................  250,000     249,536
           Popular North America, Inc.
            Company Guar. Notes
            5.65% due 04/15/09....................  120,000     120,595
           Silicon Valley Bank
            Senior Notes
            5.70% due 06/01/12....................  292,000     291,245
           SouthTrust Bank
            Sub. Notes
            4.75% due 03/01/13....................  170,000     166,149
           SouthTrust Corp.
            Sub. Notes
            5.80% due 06/15/14....................  293,000     293,250
           Union Bank of California NA
            Sub. Notes
            5.95% due 05/11/16....................  170,000     171,819
           US Bank NA
            Notes
            3.90% due 08/15/08....................   32,000      31,407
                                                             ----------
                                                              1,921,658
                                                             ----------
         Banks - Money Center -- 0.1%
           RBS Capital Trust I
            Bonds
            4.71% due 07/01/13(4)(9)..............  180,000     165,446
                                                             ----------
         Banks-Super Regional -- 0.5%
           Capital One Financial Corp.
            Senior Notes
            5.70% due 09/15/11....................  569,000     560,254
           Capital One Financial Corp.
            Senior Notes
            6.75% due 09/15/17....................  300,000     298,407
           JPMorgan Chase Bank NA
            Sub. Notes
            6.13% due 11/01/08....................  138,000     138,760
                                                             ----------
                                                                997,421
                                                             ----------
         Brewery -- 0.1%
           Anheuser-Busch Cos., Inc.
            Bonds
            6.00% due 11/01/41....................  322,000     298,744
                                                             ----------
         Broadcast Services/Program -- 0.0%
           Nexstar Finance, Inc.
            Senior Sub. Notes
            7.00% due 01/15/14....................   55,000      51,975
                                                             ----------
         Building Products - Air & Heating -- 0.0%
           American Standard, Inc.
            Company Guar. Notes
            7.38% due 02/01/08....................   68,000      68,300
                                                             ----------

                                                    Principal  Value
                    Security Description             Amount   (Note 2)

          ------------------------------------------------------------
          Building - Residential/Commerical -- 0.4%
            Centex Corp.
             Senior Notes
             5.45% due 08/15/12.................... $200,000  $184,401
            DR Horton, Inc.
             Company Guar. Notes
             5.00% due 01/15/09....................  173,000   165,375
            Lennar Corp.
             Company Guar. Notes
             5.95% due 10/17/11....................  600,000   577,574
                                                              --------
                                                               927,350
                                                              --------
          Cable TV -- 0.4%
            Cablevision Systems Corp.
             Senior Notes
             8.00% due 04/15/12....................   80,000    76,600
            CCH I LLC
             Company Guar. Notes
             11.00% due 10/01/15...................   74,000    71,965
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................  180,000   181,800
            Comcast Corp.
             Company Guar. Notes
             5.85% due 11/15/15....................  204,000   202,112
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................  220,000   214,834
                                                              --------
                                                               747,311
                                                              --------
          Casino Hotels -- 0.1%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14....................   85,000    77,987
            Turning Stone Resort Casino Enterprise
             Senior Notes
             9.13% due 09/15/14*...................   70,000    70,700
                                                              --------
                                                               148,687
                                                              --------
          Cellular Telecom -- 0.6%
            American Cellular Corp.
             Senior Notes
             10.00% due 08/01/11...................   30,000    31,125
            Centennial Communications Corp.
             Senior Notes
             11.11% due 01/01/13(4)................  200,000   205,000
            Cingular Wireless Services, Inc.
             Senior Notes
             7.88% due 03/01/11....................  324,000   348,967
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14....................   70,000    68,600
            Cricket Communications, Inc.
             Company Guar. Notes
             9.38% due 11/01/14*...................   35,000    34,300
            MetroPCS Wireless, Inc.
             Senior Notes
             9.25% due 11/01/14*...................  105,000   103,425
            Nextel Communications, Inc.
             Company Guar. Notes
             5.95% due 03/15/14....................  400,000   381,644

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Cellular Telecom (continued)
        Rural Cellular Corp.
         Senior Sub. Notes
         8.62% due 06/01/13*(4)..................... $ 60,000  $   61,200
        Rural Cellular Corp.
         Senior Notes
         11.11% due 11/01/12(4).....................    5,000       5,150
                                                               ----------
                                                                1,239,411
                                                               ----------
      Chemicals - Diversified -- 0.3%
        EI Du Pont de Nemours & Co.
         Senior Notes
         4.88% due 04/30/14.........................   54,000      52,303
        ICI Wilmington, Inc.
         Company Guar. Notes
         7.05% due 09/15/07.........................  230,000     230,033
        Lyondell Chemical Co.
         Company Guar. Notes
         8.00% due 09/15/14.........................  110,000     119,625
        Rohm & Haas Co.
         Senior Notes
         7.85% due 07/15/29.........................  167,000     187,197
                                                               ----------
                                                                  589,158
                                                               ----------
      Chemicals - Specialty -- 0.4%
        Huntsman International LLC
         Company Guar. Notes
         7.88% due 11/15/14.........................  125,000     130,625
        Lubrizol Corp.
         Senior Notes
         4.63% due 10/01/09.........................  600,000     590,968
        Momentive Performance Materials, Inc.
         Senior Sub. Notes
         11.50% due 12/01/16*.......................  220,000     210,100
                                                               ----------
                                                                  931,693
                                                               ----------
      Commercial Services - Finance -- 0.2%
        The Western Union Co.
         Senior Notes
         5.40% due 11/17/11.........................  525,000     524,371
                                                               ----------
      Computer Services -- 0.0%
        Computer Sciences Corp.
         Notes
         3.50% due 04/15/08.........................   85,000      83,785
                                                               ----------
      Consumer Products - Misc. -- 0.0%
        American Achievement Corp.
         Senior Sub. Notes
         8.25% due 04/01/12.........................   30,000      29,100
                                                               ----------
      Containers - Paper/Plastic -- 0.3%
        Jefferson Smurfit Corp.
         Company Guar. Notes
         8.25% due 10/01/12.........................   25,000      24,438
        Pliant Corp.
         Company Guar. Notes
         11.13% due 09/01/09........................  146,000     132,130
        Smurfit - Stone Container Enterprises, Inc.
         Senior Notes
         8.00% due 03/15/17.........................  475,000     453,031
                                                               ----------
                                                                  609,599
                                                               ----------
      Direct Marketing -- 0.0%
        Affinity Group, Inc.
         Senior Sub. Notes
         9.00% due 02/15/12.........................   95,000      98,800
                                                               ----------

                                                       Principal  Value
                   Security Description                 Amount   (Note 2)

      -------------------------------------------------------------------
      Diversified Financial Services -- 0.1%
        AXA Financial, Inc.
         Senior Notes
         6.50% due 04/01/08........................... $150,000  $150,664
                                                                 --------
      Diversified Operations -- 0.1%
        Capmark Financial Group, Inc.
         Company Guar. Notes
         5.88% due 05/10/12*..........................  195,000   172,702
                                                                 --------
      Electric - Distribution -- 0.0%
        Old Dominion Electric Cooperative
         1st Mtg. Bonds
         5.68% due 12/01/28...........................   43,083    43,700
                                                                 --------
      Electric - Generation -- 0.3%
        Bruce Mansfield Pass Through Certs.
         6.85% due 06/01/34*..........................  440,000   456,148
        The AES Corp.
         Senior Notes
         8.88% due 02/15/11...........................  190,000   195,225
                                                                 --------
                                                                  651,373
                                                                 --------
      Electric - Integrated -- 4.2%
        Centerpoint Energy, Inc.
         Senior Notes
         5.88% due 06/01/08...........................  190,000   189,445
        Commonwealth Edison Co.
         1st Mtg. Bonds
         5.90% due 03/15/36...........................  400,000   368,103
        Commonwealth Edison Co.
         1st Mtg. Bonds
         5.95% due 08/15/16...........................  795,000   795,346
        Consumers Energy Co.
         1st Mtg. Bonds
         Series C
         4.25% due 04/15/08...........................  170,000   168,567
        Dominion Resources, Inc.
         Senior Notes
         5.69% due 05/15/08...........................  165,000   165,015
        Dominion Resources, Inc.
         Jr. Sub. Notes
         6.30% due 09/30/66(4)........................  266,000   263,560
        Duke Energy Corp.
         Senior Notes
         4.20% due 10/01/08...........................  150,000   148,117
        Duke Energy Indiana, Inc.
         Debentures
         5.00% due 09/15/13...........................  145,000   140,147
        Entergy Louisiana LLC
         1st Mtg. Bonds
         5.83% due 11/01/10...........................  255,000   255,230
        Mackinaw Power LLC
         Secured Notes
         6.30% due 10/31/23*..........................  440,000   450,802
        Mirant Americas Generation LLC
         Senior Notes
         8.30% due 05/01/11...........................   95,000    93,812
        Mirant Mid - Atlantic LLC Pass Through Certs.
         Series B
         9.13% due 06/30/17...........................   89,453    98,398
        Nisource Finance Corp.
         Company Guar. Notes
         5.25% due 09/15/17...........................  540,000   498,927

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric - Integrated (continued)
        Pepco Holdings, Inc.
         Senior Notes
         6.45% due 08/15/12......................... $  490,000 $  508,619
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11.........................    115,000    123,320
        PSI Energy, Inc.
         Debentures
         7.85% due 10/15/07.........................    287,000    287,619
        Public Service Electric & Gas Co.
         1st Mtg. Bonds
         5.80% due 05/01/37.........................  2,000,000  1,894,732
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.........................    268,000    259,483
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(5)(7)(8)...............    150,000          0
        Virginia Electric & Power Co.
         Notes
         4.10% due 12/15/08.........................    157,000    155,113
        Virginia Electric and Power Co.
         Senior Notes
         6.00% due 05/15/37.........................  2,000,000  1,901,914
                                                                ----------
                                                                 8,766,269
                                                                ----------
      Electronic Components - Semiconductors -- 0.3%
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................    100,000     97,000
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16........................    150,000    130,500
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17.........................    380,000    390,135
                                                                ----------
                                                                   617,635
                                                                ----------
      Electronics - Military -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15.........................     95,000     91,912
                                                                ----------
      Finance - Auto Loans -- 0.2%
        Ford Motor Credit Co. LLC
         Senior Notes
         5.80% due 01/12/09.........................      9,000      8,480
        Ford Motor Credit Co. LLC
         Notes
         7.38% due 10/28/09.........................    310,000    293,343
        Ford Motor Credit Co. LLC
         Notes
         7.88% due 06/15/10.........................     10,000      9,388
        General Motors Acceptance Corp.
         Notes
         6.88% due 09/15/11.........................    205,000    182,831
        General Motors Acceptance Corp.
         Notes
         6.88% due 08/28/12.........................      8,000      7,067
                                                                ----------
                                                                   501,109
                                                                ----------

                                                   Principal   Value
                   Security Description             Amount    (Note 2)

        ---------------------------------------------------------------
        Finance - Commercial -- 0.2%
          Caterpillar Financial Services Corp.
           Senior Notes
           5.85% due 09/01/17..................... $266,000  $  266,386
          Transamerica Finance Corp.
           Senior Notes
           6.40% due 09/15/08.....................   79,000      79,655
                                                             ----------
                                                                346,041
                                                             ----------
        Finance - Consumer Loans -- 0.2%
          John Deere Capital Corp.
           Debentures
           5.10% due 01/15/13.....................  528,000     521,940
                                                             ----------
        Finance - Credit Card -- 0.3%
          Capital One Bank
           Senior Sub. Notes
           6.50% due 06/13/13.....................  684,000     697,461
                                                             ----------
        Finance - Investment Banker/Broker -- 1.7%
          Citigroup, Inc.
           Senior Notes
           5.88% due 05/29/37.....................  185,000     175,184
          Citigroup, Inc.
           Senior Notes
           6.00% due 08/15/17.....................  252,000     255,078
          Goldman Sachs Group, Inc.
           Sub. Notes
           6.45% due 05/01/36.....................  205,000     197,728
          JP Morgan Chase & Co.
           Senior Notes
           5.38% due 01/15/14.....................  410,000     407,899
          Lehman Brothers Holdings, Inc.
           Notes
           5.50% due 04/04/16.....................  650,000     607,845
          Lehman Brothers Holdings, Inc.
           Sub. Notes
           6.50% due 07/19/17.....................  215,000     211,676
          Lehman Brothers Holdings, Inc.
           Sub. Notes
           6.88% due 07/17/37.....................  545,000     512,003
          Merrill Lynch & Co., Inc.
           Sub. Notes
           6.11% due 01/29/37.....................  200,000     185,532
          Morgan Stanley
           Senior Notes
           5.75% due 08/31/12.....................  420,000     419,436
          The Bear Stearns Cos., Inc.
           Sub. Notes
           5.55% due 01/22/17.....................  770,000     708,923
                                                             ----------
                                                              3,681,304
                                                             ----------
        Finance - Mortgage Loan/Banker -- 0.7%
          Countrywide Financial Corp.
           Company Guar. Notes
           5.80% due 06/07/12.....................   81,000      76,119
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16.....................  255,000     226,307
          Residential Capital LLC
           Senior Notes
           6.50% due 06/01/12.....................  648,000     492,480

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Finance - Mortgage Loan/Banker (continued)
          Residential Capital LLC
           Company Guar. Notes
           6.50% due 04/17/13..................... $160,000  $  120,400
          Residential Capital LLC
           Company Guar. Notes
           6.88% due 06/30/15.....................  752,000     567,760
                                                             ----------
                                                              1,483,066
                                                             ----------
        Food - Misc. -- 0.3%
          Kraft Foods, Inc.
           Senior Bonds
           5.63% due 11/01/11.....................  150,000     150,620
          Kraft Foods, Inc.
           Senior Notes
           7.00% due 08/11/37.....................  440,000     452,885
                                                             ----------
                                                                603,505
                                                             ----------
        Funeral Services & Related Items -- 0.1%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16.....................  155,000     146,087
                                                             ----------
        Home Furnishings -- 0.0%
          Simmons Co.
           Company Guar. Notes
           7.88% due 01/15/14.....................   25,000      23,406
          Simmons Co.
           Senior Notes
           10.00% due 12/15/14(10)................   43,000      33,433
                                                             ----------
                                                                 56,839
                                                             ----------
        Independent Power Producers -- 0.3%
          Calpine Corp.
           Sec. Notes
           8.75% due 07/15/13*(11)................  380,000     400,900
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16.....................  215,000     212,313
                                                             ----------
                                                                613,213
                                                             ----------
        Insurance Brokers -- 0.1%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10.....................  145,000     143,915
          Marsh & McLennan Cos., Inc.
           Senior Notes
           7.13% due 06/15/09.....................   75,000      77,385
                                                             ----------
                                                                221,300
                                                             ----------
        Insurance - Life/Health -- 0.1%
          Americo Life, Inc.
           Notes
           7.88% due 05/01/13*....................  109,000     111,623
          Monumental Global Funding II
           Notes
           5.65% due 07/14/11*....................  120,000     122,647
                                                             ----------
                                                                234,270
                                                             ----------
        Insurance - Multi-line -- 0.3%
          Metropolitan Life Global Funding I
           Sec. Notes
           5.75% due 07/25/11*....................  590,000     604,086
                                                             ----------
        Insurance - Property/Casualty -- 0.2%
          The Travelers Cos., Inc.
           Senior Notes
           6.25% due 06/15/37.....................  360,000     349,536
                                                             ----------

                                                      Principal  Value
                    Security Description               Amount   (Note 2)

        ----------------------------------------------------------------
        Machinery - Farming -- 0.1%
          Case Corp.
           Notes
           7.25% due 01/15/16........................ $115,000  $116,150
                                                                --------
        Medical Products -- 0.4%
          Baxter International, Inc.
           Senior Notes
           5.90% due 09/01/16........................  500,000   507,653
          Johnson & Johnson
           Notes
           5.95% due 08/15/37........................  387,000   394,077
                                                                --------
                                                                 901,730
                                                                --------
        Medical - Drugs -- 0.4%
          American Home Products Corp.
           Notes
           6.95% due 03/15/11........................  100,000   105,815
          Wyeth Bonds
           5.50% due 02/01/14........................  693,000   692,448
                                                                --------
                                                                 798,263
                                                                --------
        Medical - HMO -- 0.2%
          Coventry Health Care, Inc.
           Senior Notes
           5.95% due 03/15/17........................  158,000   150,605
          WellPoint, Inc.
           Notes
           3.75% due 12/14/07........................  190,564   189,432
                                                                --------
                                                                 340,037
                                                                --------
        Medical - Hospitals -- 0.3%
          Community Health Systems, Inc.
           Senior Notes
           8.88% due 07/15/15*.......................   50,000    49,938
          HCA, Inc.
           Senior Notes
           6.25% due 02/15/13........................  225,000   192,937
          HCA, Inc.
           Sec Notes.
           9.13% due 11/15/14*.......................   50,000    51,250
          HCA, Inc.
           Sec. Notes
           9.25% due 11/15/16*.......................  300,000   308,250
          IASIS Healthcare LLC / IASIS Capital Corp.
           Bank Guar. Notes
           8.75% due 06/15/14........................   25,000    24,375
                                                                --------
                                                                 626,750
                                                                --------
        Medical - Wholesale Drug Distribution -- 0.3%
          Cardinal Health, Inc.
           Senior Notes
           5.80% due 10/15/16*.......................  683,000   677,244
                                                                --------
        Metal Processors & Fabrication -- 0.2%
          Commercial Metals Co.
           Senior Notes
           6.50% due 07/15/17........................  349,000   363,659
          Timken Co.
           Notes
           5.75% due 02/15/10........................  133,000   134,412
                                                                --------
                                                                 498,071
                                                                --------
        Metal - Aluminum -- 0.4%
          Alcoa, Inc.
           Notes
           6.00% due 01/15/12........................  246,000   251,357
          Alcoa, Inc.
           Bonds
           6.50% due 06/15/18........................  485,000   502,037
                                                                --------
                                                                 753,394
                                                                --------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                      Principal   Value
                   Security Description                Amount    (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Metal - Diversified -- 0.1%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17........................... $140,000  $  149,100
                                                                ----------
     Mining -- 0.1%
       Newmont Mining Corp.
        Company Guar. Notes
        5.88% due 04/01/35...........................  205,000     179,605
                                                                ----------
     Multimedia -- 0.7%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13...........................   80,000      81,961
       Cox Enterprises, Inc.
        Notes
        7.88% due 09/15/10*..........................  397,000     423,773
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28...........................  280,000     291,472
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33...........................  502,000     582,616
       Viacom, Inc.
        Senior Notes
        6.88% due 04/30/36...........................   70,000      68,165
                                                                ----------
                                                                 1,447,987
                                                                ----------
     Non - Hazardous Waste Disposal -- 0.4%
       Republic Services, Inc.
        Notes
        6.09% due 03/15/35...........................   75,000      68,201
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09...........................  583,000     601,121
       Waste Management, Inc.
        Company Guar. Notes
        7.75% due 05/15/32...........................  200,000     221,778
                                                                ----------
                                                                   891,100
                                                                ----------
     Office Automation & Equipment -- 0.3%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................   85,000      84,469
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37...........................  510,000     495,235
                                                                ----------
                                                                   579,704
                                                                ----------
     Oil Companies - Exploration & Production -- 1.1%
       Anadarko Petroleum Corp.
        Senior Notes
        5.95% due 09/15/16...........................  400,000     397,789
       Apache Corp.
        Senior Notes
        6.25% due 04/15/12...........................  600,000     626,480
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13...........................  465,000     473,138
       Devon Financing Corp. ULC
        Company Guar. Notes
        6.88% due 09/30/11...........................  550,000     581,703
       Sabine Pass LNG LP
        Secured Notes
        7.50% due 11/30/16...........................  300,000     291,750
                                                                ----------
                                                                 2,370,860
                                                                ----------

                                                      Principal   Value
                  Security Description                 Amount    (Note 2)

     ---------------------------------------------------------------------
     Oil Companies-Integrated -- 0.4%
       Hess Corp.
        Notes
        7.13% due 03/15/33........................... $295,000  $  314,364
       Hess Corp.
        Bonds
        7.88% due 10/01/29...........................   95,000     108,362
       Phillips Petroleum Co.
        Debentures
        7.00% due 03/30/29...........................  293,000     320,657
                                                                ----------
                                                                   743,383
                                                                ----------
     Oil Refining & Marketing -- 0.4%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14...........................  396,000     409,819
       Valero Energy Corp.
        Senior Notes
        6.63% due 06/15/37...........................  400,000     403,321
                                                                ----------
                                                                   813,140
                                                                ----------
     Oil - Field Services -- 0.3%
       Allis-Chalmers Energy, Inc.
        Company Guar. Notes
        9.00% due 01/15/14...........................  230,000     228,850
       Weatherford International, Inc.
        Company Guar. Notes
        6.80% due 06/15/37*..........................  335,000     342,756
                                                                ----------
                                                                   571,606
                                                                ----------
     Paper & Related Products -- 0.1%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13...........................  110,000      85,250
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*..........................   90,000      85,050
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*..........................   20,000      18,800
                                                                ----------
                                                                   189,100
                                                                ----------
     Physicians Practice Management -- 0.0%
       US Oncology, Inc.
        Company Guar. Notes
        10.75% due 08/15/14..........................   25,000      25,125
                                                                ----------
     Pipelines -- 0.7%
       CenterPoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11...........................  670,000     711,076
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16...........................  220,000     221,100
       Duke Energy Field Services LLC
        Notes
        6.88% due 02/01/11...........................   80,000      83,218
       Dynegy-Roseton Danskammer Pass Through Certs.
        Series B
        7.67% due 11/08/16...........................  100,000      99,125
       Williams Cos., Inc.
        Senior Notes
        7.88% due 09/01/21...........................  240,000     257,400
                                                                ----------
                                                                 1,371,919
                                                                ----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Value
                   Security Description             Amount   (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Publishing - Newspapers -- 0.0%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29................... $ 85,000  $ 69,045
                                                             --------
          Publishing - Periodicals -- 0.0%
            The Reader's Digest Association, Inc.
             Senior Sub. Notes
             9.00% due 02/15/17*..................  120,000   103,200
                                                             --------
          Radio -- 0.1%
            Chancellor Media Corp.
             Company Guar. Notes
             8.00% due 11/01/08...................  238,000   241,570
                                                             --------
          Real Estate Investment Trusts -- 0.5%
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13...................  220,000   215,607
            New Plan Excel Realty Trust
             Senior Notes
             4.50% due 02/01/11...................  329,000   323,331
            PPF Funding, Inc.
             Bonds
             5.35% due 04/15/12*..................  185,000   181,782
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16...................   47,000    45,095
            Simon Property Group LP
             Notes
             5.38% due 08/28/08...................   84,000    83,258
            Vornado Realty LP
             Notes
             4.50% due 08/15/09...................  150,000   147,071
                                                             --------
                                                              996,144
                                                             --------
          Recycling -- 0.1%
            Aleris International, Inc.
             Company Guar. Notes
             9.00% due 12/15/14...................  100,000    95,250
            Aleris International, Inc.
             Company Guar. Notes
             10.00% due 12/15/16..................  100,000    93,250
                                                             --------
                                                              188,500
                                                             --------
          Rental Auto/Equipment -- 0.3%
            Erac USA Finance Co.
             Notes
             7.35% due 06/15/08*..................  490,000   494,594
            United Rentals North America, Inc.
             Senior Sub. Notes
             7.75% due 11/15/13...................   90,000    92,700
                                                             --------
                                                              587,294
                                                             --------
          Research & Development -- 0.0%
            Alion Science and Technology Corp.
             Company Guar. Notes
             10.25% due 02/01/15..................   95,000    90,725
                                                             --------
          Retail - Discount -- 0.3%
            Wal-Mart Stores, Inc.
             Senior Notes
             5.88% due 04/05/27...................  390,000   374,438
            Wal-Mart Stores, Inc.
             Senior Notes
             6.50% due 08/15/37...................  229,000   234,820
                                                             --------
                                                              609,258
                                                             --------

                                                             Principal   Value
                   Security Description                       Amount    (Note 2)

---------------------------------------------------------------------------------
Retail - Drug Store -- 0.5%
  CVS Caremark Corp.
   Senior Notes
   6.25% due 06/01/27....................................... $400,000  $  385,473
  CVS Lease Pass Through Trust
   Pass Through Certs.
   6.04% due 12/10/28*......................................  591,333     576,626
                                                                       ----------
                                                                          962,099
                                                                       ----------
Retail - Regional Department Stores -- 0.3%
  Federated Retail Holdings, Inc.
   Company Guar. Notes
   5.90% due 12/01/16.......................................  195,000     187,863
  JC Penney Corp., Inc.
   Senior Notes
   5.75% due 02/15/18.......................................  446,000     430,719
                                                                       ----------
                                                                          618,582
                                                                       ----------
Savings & Loans/Thrifts -- 1.0%
  Independence Community Bank Corp.
   Sub. Notes
   3.50% due 06/20/13(4)....................................   81,000      79,878
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  280,000     275,504
  Washington Mutual Bank
   Sub. Notes
   5.13% due 01/15/15.......................................  690,000     626,862
  Washington Mutual Preferred Funding III
   Bonds
   6.90% due 06/15/12*(4)(9)................................  400,000     409,606
  Washington Mutual, Inc.
   Senior Notes
   5.50% due 08/24/11.......................................  600,000     586,289
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  164,000     176,113
                                                                       ----------
                                                                        2,154,252
                                                                       ----------
Special Purpose Entities -- 0.8%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  293,000     286,603
  Capital One Capital IV
   Company Guar. Bonds
   6.75% due 02/17/37(4)....................................  180,000     150,257
  CDX North America High Yield Pass Through Certs.
   Series 8-T3
   7.50% due 06/29/12*......................................  125,000     117,969
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  300,000     300,000
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.36% due 09/01/08*(4)(5)................................  183,000     183,000
  KAR Holdings, Inc.
   Senior Notes
   9.36% due 05/01/14*(4)...................................   75,000      66,750
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................  127,000     118,956
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................  220,000     221,168

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Special Purpose Entities (continued)
           Principal Life Global Funding I
            Sec. Notes
            5.25% due 01/15/13*.................. $219,000  $  218,832
                                                            ----------
                                                             1,663,535
                                                            ----------
         Steel - Producers -- 0.7%
           International Steel Group, Inc.
            Senior Notes
            6.50% due 04/15/14...................  370,000     371,545
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36...................  690,000     691,642
           United States Steel Corp.
            Senior Notes
            6.05% due 06/01/17...................  240,000     233,441
           United States Steel Corp.
            Senior Notes
            6.65% due 06/01/37...................  180,000     171,058
                                                            ----------
                                                             1,467,686
                                                            ----------
         Telecom Services -- 0.5%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95...................  264,000     264,375
           PAETEC Holding Corp.
            Senior Notes
            9.50% due 07/15/15*..................   10,000       9,550
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14...................  135,000     138,375
           Verizon Global Funding Corp.
            Senior Notes
            6.88% due 06/15/12...................  550,000     583,709
                                                            ----------
                                                               996,009
                                                            ----------
         Telephone - Integrated -- 1.0%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11...................  640,000     685,520
           BellSouth Corp.
            Senior Notes
            6.00% due 10/15/11...................  600,000     612,867
           Citizens Communications Co.
            Senior Notes
            7.13% due 03/15/19...................   75,000      71,437
           Citizens Communications Co.
            Senior Notes
            9.00% due 08/15/31...................   25,000      24,562
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08...................   95,000      95,124
           Level 3 Financing, Inc.
            Company Guar. Notes
            8.75% due 02/15/17...................   10,000       9,400
           Level 3 Financing, Inc.
            Company Guar. Notes
            9.25% due 11/01/14...................   30,000      28,875
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................  115,000     128,486
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................  335,000     326,078

                                                 Principal   Value
                  Security Description            Amount    (Note 2)

          ------------------------------------------------------------
          Telephone - Integrated (continued)
            Verizon New York, Inc.
             Debentures
             6.88% due 04/01/12................. $ 80,000  $    84,292
                                                           -----------
                                                             2,066,641
                                                           -----------
          Television -- 0.1%
            Paxson Communication Corp.
             Sec. Senior Notes
             11.61% due 01/15/13*(4)............  245,000      245,000
            Young Broadcasting, Inc.
             Company Guar. Notes
             10.00% due 03/01/11................   55,000       49,500
                                                           -----------
                                                               294,500
                                                           -----------
          Transport - Air Freight -- 0.4%
            Atlas Air, Inc. Pass Through Certs.
             Series 1991-1, Class A-1
             7.20% due 01/02/19.................  298,054      289,112
            Atlas Air, Inc. Pass Through Certs.
             Series 1991-1, Class B
             7.63% due 01/02/15.................  211,305      231,908
            Atlas Air, Inc. Pass Through Certs.
             Series 2000-1, Class A
             8.71% due 01/02/19.................  252,143      264,750
                                                           -----------
                                                               785,770
                                                           -----------
          Transport - Rail -- 0.4%
            BNSF Funding Trust I
             Company Guar. Bonds
             6.61% due 12/15/55(4)..............  400,000      355,207
            Union Pacific Corp.
             Notes
             3.88% due 02/15/09.................  459,000      452,272
            Union Pacific Corp.
             Debentures
             7.00% due 02/01/16.................  111,000      118,907
                                                           -----------
                                                               926,386
                                                           -----------
          Transport - Services -- 0.1%
            FedEx Corp.
             Company Guar. Notes
             5.50% due 08/15/09.................   90,000       90,694
            PHI, Inc.
             Company Guar. Notes
             7.13% due 04/15/13.................   25,000       23,438
            Ryder System, Inc.
             Notes
             5.85% due 03/01/14.................   88,000       88,612
                                                           -----------
                                                               202,744
                                                           -----------
          Travel Service -- 0.1%
            Travelport LLC
             Company Guar. Notes
             9.99% due 09/01/14(4)..............  120,000      120,000
                                                           -----------
          Wire & Cable Products -- 0.1%
            Belden, Inc.
             Senior Sub. Notes
             7.00% due 03/15/17*................  125,000      121,250
                                                           -----------
          Total Corporate Bonds & Notes
             (cost $62,168,025).................            60,856,796
                                                           -----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal  Value
                    Security Description              Amount   (Note 2)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES -- 5.7%
        Banks-Commercial -- 0.4%
          Banco Continental de Panama SA
           Notes
           6.63% due 12/01/10*...................... $ 48,000  $ 48,960
          Caisse Nationale des Caisses
           d'Epargne et de Prevoyance
           Notes
           5.39% due 12/30/09(4)(9).................  132,000   106,541
          Credit Agricole SA
           Jr. Sub. Notes
           6.64% due 05/31/17*(4)(9)................  446,000   420,226
          Societe Generale
           Sub. Notes
           5.92% due 04/05/17*(4)(9)................  215,000   205,596
                                                               --------
                                                                781,323
                                                               --------
        Banks - Money Center -- 0.4%
          Deutsche Bank AG
           Senior Notes
           6.00% due 09/01/17.......................  420,000   423,747
          HBOS Capital Funding LP
           Bank Guar. Bonds
           6.85% due 03/23/09(9)....................  288,000   271,440
          Mizuho Financial Group Cayman, Ltd.
           Bank Guar. Bonds
           8.38% due 04/27/09(9)....................  165,000   171,463
          National Westminster Bank PLC
           Sub. Notes
           7.75% due 10/16/07(6)....................   63,000    63,179
                                                               --------
                                                                929,829
                                                               --------
        Broadcast Services/Program -- 0.1%
          Grupo Televisa SA
           Senior Notes
           6.63% due 03/18/25.......................  176,000   178,479
                                                               --------
        Building Products-Cement -- 0.2%
          C8 Capital SPV, Ltd.
           Notes
           6.64% due 12/31/14*(4)(9)................  535,000   518,698
                                                               --------
        Cellular Telecom -- 0.0%
          America Movil SA de CV
           Bonds
           6.38% due 03/01/35.......................   91,000    88,428
                                                               --------
        Cruise Lines -- 0.0%
          Royal Caribbean Cruises, Ltd.
           Senior Notes
           7.00% due 06/15/13.......................  100,000    98,320
                                                               --------
        Diversified Financial Services -- 0.3%
          CIT Group Funding Co. of Canada
           Company Guar. Notes
           5.20% due 06/01/15.......................  653,000   558,961
                                                               --------
        Diversified Manufacturing Operations -- 0.1%
          Tyco International Group SA
           Company Guar. Notes
           6.00% due 11/15/13.......................  160,000   160,995
                                                               --------
        Diversified Operations -- 0.1%
          Hutchison Whampoa Finance, Ltd.
           Company Guar. Notes
           7.50% due 08/01/27*......................  280,000   305,082
                                                               --------
        Electric - Integrated -- 0.1%
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37.......................  210,000   221,456
                                                               --------

                                                       Principal  Value
                    Security Description                Amount   (Note 2)

      -------------------------------------------------------------------
      Electronic Components-Misc. -- 0.0%
        NXP BV / NXP Funding LLC
         Company Guar. Notes
         9.50% due 10/15/15........................... $ 15,000  $ 12,975
                                                                 --------
      Finance - Other Services -- 0.1%
        Lukoil International Finance BV
         Company Guar. Notes
         6.36% due 06/07/17*..........................  300,000   280,500
                                                                 --------
      Food - Meat Products -- 0.1%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11...........................  100,000    99,250
                                                                 --------
      Food - Retail -- 0.2%
        Delhaize Group
         Notes
         6.50% due 06/15/17*..........................  359,000   363,015
                                                                 --------
      Gas - Distribution -- 0.1%
        Nakilat, Inc.
         Sec. Notes
         6.07% due 12/31/33*..........................  235,000   227,264
                                                                 --------
      Insurance - Multi-line -- 0.3%
        Aegon NV
         Sub. Bonds
         5.86% due 07/15/14(4)(9).....................  189,000   154,035
        AXA SA
         Sub. Notes
         6.38% due 12/14/36*(4)(9)....................  200,000   180,292
        ING Groep NV
         Bonds
         5.78% due 12/08/15(4)(9).....................  330,000   317,048
                                                                 --------
                                                                  651,375
                                                                 --------
      Investment Companies -- 0.1%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*..........................  164,000   162,833
                                                                 --------
      Medical - Drugs -- 0.2%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14...........................  160,000   136,800
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         9.11% due 12/01/13(4)........................   60,000    59,400
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11...........................  145,000   141,375
                                                                 --------
                                                                  337,575
                                                                 --------
      Metal - Aluminum -- 0.1%
        Alcan, Inc.
         Senior Notes
         5.75% due 06/01/35...........................  298,000   273,695
                                                                 --------
      Metal - Diversified -- 0.1%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................  242,000   252,066
                                                                 --------
      Oil Companies - Exploration & Production -- 0.2%
        Nexen, Inc.
         Bonds
         6.40% due 05/15/37...........................  332,000   322,983
                                                                 --------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                   Security Description              Amount    (Note 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Paper & Related Products -- 0.0%
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10....................... $ 95,000  $   85,025
                                                              ----------
       Pipelines -- 0.4%
         Enbridge, Inc.
          Bonds
          5.80% due 06/15/14.......................  715,000     712,043

         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.......................  138,000     122,854
                                                              ----------
                                                                 834,897
                                                              ----------
       Real Estate Operations & Development -- 0.1%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.......................  166,000     172,309
                                                              ----------
       Satellite Telecom -- 0.1%
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          8.89% due 01/15/15(4)....................  140,000     141,050
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          9.25% due 02/01/15(10)...................  100,000      81,000
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................  100,000      74,250
                                                              ----------
                                                                 296,300
                                                              ----------
       Special Purpose Entities -- 0.7%
         Aries Vermoegensverwaltungs GmbH
          Bonds
          9.60% due 10/25/14.......................  500,000     621,250
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(9)....................  260,000     245,375
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.......................  110,000     107,311
         SMFG Preferred Capital, Ltd.
          Sub. Bonds
          6.08% due 01/25/17*(4)(9)................  272,000     253,689
         SovRisc BV
          Notes
          4.63% due 10/31/08*......................  174,000     173,675
                                                              ----------
                                                               1,401,300
                                                              ----------
       Telecom Services -- 0.1%
         Telenet Group Holdings NV
          Notes
          11.50% due 06/15/14*(10).................   60,000      57,000
         TELUS Corp.
          Notes
          8.00% due 06/01/11.......................   45,000      48,812
                                                              ----------
                                                                 105,812
                                                              ----------
       Telephone - Integrated -- 0.8%
         British Telecommunications PLC
          Bonds
          8.63% due 12/15/30.......................  265,000     354,170
         Telecom Italia Capital SA
          Company Guar. Bonds
          5.25% due 10/01/15.......................  505,000     476,311
         Telecom Italia Capital SA
          Company Guar. Bonds
          6.20% due 07/18/11.......................  500,000     510,103

                                                Principal   Value
                  Security Description           Amount    (Note 2)

          -----------------------------------------------------------
          Telephone-Integrated (continued)
            Telefonica Emisiones SAU
             Company Guar. Notes
             6.22% due 07/03/17................ $310,000  $   312,185
                                                          -----------
                                                            1,652,769
                                                          -----------
          Transport - Marine -- 0.2%
            DP World, Ltd.
             Bonds
             6.85% due 07/02/37*...............  495,000      499,486
                                                          -----------
          Transport - Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................  180,000      187,661
                                                          -----------
          Total Foreign Corporate Bonds & Notes
             (cost $12,387,698)................            12,060,661
                                                          -----------
          FOREIGN GOVERNMENT AGENCIES -- 1.6%
          Sovereign -- 1.6%
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18................  250,000      275,000
            Federal Republic of Brazil
             Bonds
             10.50% due 07/14/14...............   70,000       87,710
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*...............  123,000      120,375
            Province of Quebec
             Debentures
             7.50% due 09/15/29................  224,000      277,181
            Republic of Argentina
             Bonds
             5.39% due 08/03/12(4)(12).........  250,000      137,750
            Republic of Argentina
             Notes
             8.28% due 12/31/33................  290,239      248,155
            Republic of Turkey
             Notes
             9.00% due 06/30/11................   65,000       70,811
            Republic of Turkey
             Senior Notes
             11.88% due 01/15/30...............  600,000      916,500
            Republic of Venezuela
             Notes
             8.50% due 10/08/14................   35,000       33,687
            Republic of Venezuela
             Bonds
             9.25% due 09/15/27................  800,000      792,000
            Russian Federation
             Bonds
             7.50% due 03/31/30*...............  101,490      112,654
            Russian Federation
             Notes
             8.25% due 03/31/10................  313,341      322,084
            United Mexican States
             Notes
             6.75% due 09/27/34................    2,000        2,172
                                                          -----------

          Total Foreign Government Agencies
             (cost $3,319,765).................             3,396,079
                                                          -----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                Principal    Value
                  Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 31.5%
          Federal Home Loan Bank -- 0.4%
            3.90% due 02/25/08................. $  365,000 $   362,627
            4.50% due 09/08/08.................    440,000     438,157
                                                           -----------
                                                               800,784
                                                           -----------
          Federal Home Loan Mtg. Corp. -- 12.3%
            4.35% due 06/02/08.................    420,000     417,651
            4.45% due 03/06/08.................    205,000     204,142
            4.50% due 11/01/18.................    536,582     516,132
            4.50% due 02/01/19.................    573,605     551,065
            4.50% due 07/01/19.................    466,413     448,085
            4.50% due 08/01/20.................    408,855     392,499
            5.00% due 03/01/19.................    246,863     241,443
            5.00% due 10/01/33.................     64,648      61,692
            5.00% due 06/01/34.................  1,253,284   1,194,699
            5.00% due 12/01/34.................    409,477     390,335
            5.00% due 08/01/35.................  1,424,929   1,357,081
            5.00% due 11/01/35.................    860,349     819,384
            5.00% due 11/01/36.................    489,602     465,808
            5.00% due 01/01/37.................    634,127     603,309
            5.00% due 04/01/37.................  1,768,693   1,681,548
            5.47% due 03/01/36(4)..............    536,880     529,950
            5.50% due 11/01/18.................    274,290     273,295
            5.50% due 10/01/33.................    673,649     659,876
            5.50% due 07/01/34.................    431,959     422,658
            5.50% due 02/01/35.................    532,278     520,328
            5.50% due 07/01/35.................     19,006      18,579
            5.50% due 05/01/37.................  1,409,471   1,376,583
            5.50% due 06/01/37.................  1,926,816   1,881,857
            5.70% due 08/01/36(4)..............  2,318,580   2,315,080
            5.81% due 01/01/37(4)..............    657,573     653,564
            5.81% due 01/01/37(4)..............    591,741     592,226
            5.98% due 10/01/36(4)..............  2,616,187   2,612,617
            6.00% due 07/01/35.................    600,985     601,133
            6.00% due 12/01/36.................    821,483     821,027
            6.50% due 12/01/32.................    455,077     464,873
            6.50% due 02/01/36.................    233,724     237,610
            6.50% due 09/01/36.................     12,262      12,448
            6.50% due 05/01/37.................  1,240,719   1,259,459
            7.00% due 11/01/16.................     36,940      38,202
            7.00% due 07/01/32.................     66,795      68,879
            7.50% due 12/01/30.................      6,117       6,391
            7.50% due 04/01/31.................     83,693      87,366
            8.00% due 02/01/30.................      5,512       5,812
            8.00% due 07/01/30.................      2,089       2,203
            Federal Home Loan Mtg. Corp. REMIC
             Series 3349, Class HB
             5.50% due 06/15/31(1).............  1,106,000   1,101,145
                                                           -----------
                                                            25,908,034
                                                           -----------
          Federal National Mtg. Assoc. -- 18.8%
            3.88% due 02/01/08.................    315,000     313,240
            4.50% due 06/01/18.................    136,528     131,501
            4.67% due 10/01/35(4)..............    402,207     398,170
            4.75% due 12/15/10.................    202,000     202,108
            5.00% due 09/01/18.................     44,578      43,671
            5.00% due 10/01/18.................    502,895     492,655
            5.00% due 12/01/18.................    233,102     228,355
            5.00% due 02/01/20.................     74,467      72,838
            5.00% due 06/01/22.................  2,329,780   2,274,824
            5.00% due 04/01/34.................    813,088     774,836
            5.00% due 01/01/37.................    979,807     931,225
            5.00% due 05/01/37.................  2,469,592   2,347,142
            5.50% due 10/01/17.................     93,751      93,495
            5.50% due 05/01/18.................    104,011     103,636
            5.50% due 11/01/19.................     94,930      94,587

                                                         Principal     Value
                Security Description                   Amount/Shares  (Note 2)

--------------------------------------------------------------------------------
Federal National Mtg. Assoc. (continued)
  5.50% due 12/01/33..................................  $  602,847   $   590,473
  5.50% due 05/01/34..................................     250,648       245,504
  5.50% due 12/01/35..................................      96,159        94,004
  5.50% due 02/01/36(4)...............................     453,382       452,335
  5.50% due 11/01/36..................................     845,370       825,911
  5.50% due 12/01/36..................................   1,510,292     1,466,293
  5.50% due 04/01/37..................................   5,155,050     5,034,765
  5.50% due 05/01/37..................................   8,895,670     8,688,105
  5.50% due 07/01/37..................................   3,488,350     3,406,955
  6.00% due 09/01/16..................................     135,073       136,821
  6.00% due 12/01/16..................................      36,466        36,938
  6.00% due 12/01/33..................................     537,604       539,045
  6.00% due 07/01/34..................................     497,476       498,623
  6.00% due 10/01/36..................................   4,908,677     4,904,509
  6.00% due 11/01/36..................................   1,462,929     1,456,138
  6.50% due 02/01/17..................................      64,135        65,458
  6.50% due 03/01/17..................................      71,531        73,007
  6.50% due 04/01/29..................................      70,847        72,496
  6.50% due 06/01/29..................................     142,866       146,191
  6.50% due 07/01/32..................................      70,070        71,583
  6.50% due 02/01/37..................................   1,996,275     2,026,578
  7.00% due 09/01/31..................................     170,142       176,488
  7.50% due 11/01/14..................................         225           229
                                                                     -----------
                                                                      39,510,732
                                                                     -----------
Government National Mtg. Assoc. -- 0.0%
  6.50% due 06/15/29..................................      22,823        23,347
  7.00% due 09/15/28..................................      22,832        23,822
                                                                     -----------
                                                                          47,169
                                                                     -----------
Total U.S. Government Agencies
   (cost $67,181,051).................................                66,266,719
                                                                     -----------
U.S. GOVERNMENT TREASURIES -- 16.1%
United States Treasury Bonds -- 0.9%
  7.25% due 08/15/22..................................   1,572,000     1,971,386
                                                                     -----------
United States Treasury Notes -- 15.2%
  4.25% due 08/15/14..................................   4,000,000     3,969,064
  4.50% due 05/15/10..................................   9,600,000     9,682,502
  4.50% due 04/30/12..................................   2,000,000     2,020,312
  4.63% due 07/31/09..................................   6,000,000     6,049,218
  4.63% due 10/31/11..................................   2,000,000     2,029,376
  4.63% due 07/31/12..................................   2,000,000     2,032,032
  4.88% due 06/30/09..................................   6,000,000     6,070,782
                                                                     -----------
                                                                      31,853,286
                                                                     -----------
Total U.S. Government Treasuries
   (cost $33,473,207).................................                33,824,672
                                                                     -----------
PREFERRED STOCK -- 0.9%
Banks-Money Center -- 0.3%
  Santander Finance Preferred SA
   5.88%*(4)..........................................      23,200       568,400
                                                                     -----------
Banks-Super Regional -- 0.1%
  Wachovia Capital Trust IX
   6.38%..............................................      10,650       248,145
                                                                     -----------
Diversified Financial Services -- 0.2%
  General Electric Capital Corp.
   8.00%(10)..........................................      12,000       276,120
                                                                     -----------
Special Purpose Entity -- 0.2%
  Structured Repackaged Asset-Backed Trust Securities
   5.97%(4)...........................................      21,200       428,240
                                                                     -----------
Telephone-Integrated -- 0.1%
  AT&T, Inc.
   6.38%..............................................      10,800       259,956
                                                                     -----------
Total Preferred Stock
   (cost $1,919,281)..................................                 1,780,861
                                                                     -----------

VALIC Company II Core Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Principal     Value
                   Security Description                       Amount      (Note 2)
------------------------------------------------------------------------------------
Total Long-Term Investment Securities
   (cost $206,089,806).....................................             $203,178,038
                                                                        ------------
REPURCHASE AGREEMENT -- 2.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.68%, dated 08/31/07, to be repurchased
   09/04/07 in the amount of $4,492,335 and collateralized
   by Federal National Mtg. Assoc. Disc. Notes,
   bearing interest at 4.25%, due 05/15/09 and having an
   approximate value of $4,626,648
   (cost $4,490,000)....................................... $4,490,000     4,490,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $210,579,806)(13).................................       98.7%  207,668,038
Other assets less liabilities..............................        1.3     2,653,868
                                                            ----------  ------------
NET ASSETS                                                       100.0% $210,321,906
                                                            ==========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $16,456,925 representing 7.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Collateralized Mortgage Obligation
(2)Variable Rate Security -- the rate reflected is as of August 31, 2007, maturity date reflects the stated maturity date.
(3)Commercial Mortgaged Back Security
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(5)Fair valued security; see Note 2
(6)Variable Rate Security -- the rate reflected is as of August 31, 2007, maturity date reflects next reset date.
(7)Illiquid security
(8)To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Core Bond Fund held the following restricted securities:

                                                                   Market
                        Acquisition Principal Acquisition Market    Value      % of
         Name              Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 Notes
 7.50% due
 08/15/09.............. 08/11/2005  $ 25,000    $25,000   $24,750  $99.00      0.01%
Southern Energy, Inc.
 Notes
 7.90% due
 07/15/09.............. 01/10/2006   150,000          0         0    0.00      0.00%
                                                          -------              ----
                                                          $24,750              0.00%
                                                          =======              ====

(9)Perpetual maturity -- maturity date reflects the next call date.
(10)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11)Company has filed Chapter 11 bankruptcy protection.
(12)The par value of this security is at a ratio of 62.50/100
(13)See Note 5 for cost of investments on a tax basis.

REMIC -- Real Estate Mortgage Investment Conducts
See Notes to Financials Statements

VALIC Company II High Yield Bond Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Oil Companies -- Exploration & Production 6.1%
                 Medical -- Hospitals..................... 4.2%
                 Repurchase Agreements.................... 4.2%
                 Special Purpose Entities................. 3.9%
                 Pipelines................................ 3.8%
                 Finance -- Auto Loans.................... 3.6%
                 Independent Power Producers.............. 3.5%
                 Cable TV................................. 3.4%
                 Cellular Telecom......................... 2.9%
                 Chemicals -- Specialty................... 2.7%
                 Electronic Components -- Semiconductors.. 2.5%
                 Auto -- Cars/Light Trucks................ 2.3%
                 Telephone -- Integrated.................. 2.3%
                 Casino Hotels............................ 2.2%
                 Medical -- Drugs......................... 2.2%
                 Metal -- Diversified..................... 2.0%
                 Television............................... 2.0%
                 Telecom Services......................... 1.9%
                 Satellite Telecom........................ 1.7%
                 Electric -- Generation................... 1.6%
                 Transport -- Air Freight................. 1.6%
                 Agricultural Chemicals................... 1.5%
                 Building & Construction Products -- Misc. 1.3%
                 Paper & Related Products................. 1.3%
                 Containers -- Paper/Plastic.............. 1.2%
                 Containers -- Metal/Glass................ 1.1%
                 Theaters................................. 1.1%
                 Airlines................................. 1.0%
                 Electric -- Integrated................... 1.0%
                 Gambling (Non-Hotel)..................... 1.0%
                 Rental Auto/Equipment.................... 1.0%
                 Recycling................................ 0.9%
                 Funeral Services & Related Items......... 0.9%
                 Retail -- Drug Store..................... 0.9%
                 Chemicals -- Diversified................. 0.8%
                 Diversified Manufacturing Operations..... 0.8%
                 Food -- Meat Products.................... 0.8%
                 Medical Products......................... 0.7%
                 Oil -- Field Services.................... 0.7%
                 Broadcast Services/Program............... 0.6%
                 Consumer Products -- Misc................ 0.6%
                 Electronics -- Military.................. 0.6%
                 Housewares............................... 0.6%
                 Non -- Hazardous Waste Disposal.......... 0.6%
                 Storage/Warehousing...................... 0.6%
                 Computer Services........................ 0.5%
                 Distribution/Wholesale................... 0.5%
                 Energy -- Alternate Sources.............. 0.5%
                 Insurance Brokers........................ 0.5%
                 Publishing -- Periodicals................ 0.5%
                 Steel -- Producers....................... 0.5%
                 Travel Services.......................... 0.5%
                 Wire & Cable Products.................... 0.5%
                 Auto/Truck Parts & Equipment -- Original. 0.4%
                 Direct Marketing......................... 0.4%
                 Home Furnishings......................... 0.4%
                 Medical Information Systems.............. 0.4%
                 Medical -- HMO........................... 0.4%
                 Medical -- Nursing Homes................. 0.4%
                 Office Automation & Equipment............ 0.4%
                 Printing -- Commercial................... 0.4%
                 Retail -- Discount....................... 0.4%
                 Transactional Software................... 0.4%
                 Beverages -- Non-alcoholic............... 0.3%
                 Building & Construction -- Misc.......... 0.3%
                 Cosmetics & Toiletries................... 0.3%
                 Diversified Financial Services........... 0.3%
                 Electronic Components -- Misc............ 0.3%
                 Food -- Misc............................. 0.3%

                 Machinery -- Farming...................  0.3%
                 Research & Development.................  0.3%
                 Retail -- Petroleum Products...........  0.3%
                 Retail -- Restaurants..................  0.3%
                 Transport -- Marine....................  0.3%
                 Applications Software..................  0.2%
                 Beverages -- Wine/Spirits..............  0.2%
                 Building Products -- Wood..............  0.2%
                 Computers -- Memory Devices............  0.2%
                 Golf...................................  0.2%
                 Hotels/Motels..........................  0.2%
                 Metal Processors & Fabrication.........  0.2%
                 Oil & Gas Drilling.....................  0.2%
                 Physicians Practice Management.........  0.2%
                 Poultry................................  0.2%
                 Publishing -- Books....................  0.2%
                 Real Estate Investment Trusts..........  0.2%
                 Retail -- Regional Department Stores...  0.2%
                 Rubber -- Tires........................  0.2%
                 Specified Purpose Acquisitions.........  0.2%
                 Transport -- Services..................  0.2%
                 Transport -- Truck.....................  0.2%
                 Advertising Services...................  0.1%
                 Commercial Services....................  0.1%
                 Computers -- Integrated Systems........  0.1%
                 Gas -- Distribution....................  0.1%
                 Human Resources........................  0.1%
                 Investment Companies...................  0.1%
                 Leisure Products.......................  0.1%
                 Machinery -- General Industrial........  0.1%
                 Medical Instruments....................  0.1%
                 Medical -- Outpatient/Home Medical.....  0.1%
                 Multimedia.............................  0.1%
                 Music..................................  0.1%
                 Physical Therapy/Rehabilitation Centers  0.1%
                 Publishing -- Newspapers...............  0.1%
                 Retail -- Major Department Stores......  0.1%
                 Semiconductor Equipment................  0.1%
                 Steel -- Specialty.....................  0.1%
                 Transport -- Rail......................  0.1%
                                                         ----
                                                         98.7%
                                                         ====

Credit Quality +#

                               A.........    0.3%
                               BBB.......    0.6%
                               BB........   21.5%
                               B.........   45.4%
                               CCC.......   27.1%
                               Below C...    2.1%
                               Not Rated@    3.0%
                                          ------
                                          100.00%
                                          ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.4%
      Electronic Components - Semiconductors -- 0.2%
        Advanced Micro Devices, Inc.
         Senior Notes
         6.00% due 05/01/15*........................ $   25,000 $   21,438
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*........................    525,000    404,906
                                                                ----------
                                                                   426,344
                                                                ----------
      Medical Instruments -- 0.1%
        Kyphon, Inc.
         Senior Notes
         1.25% due 02/01/14*........................     50,000     63,125
                                                                ----------
      Medical - Biomedical/Gene -- 0.0%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12.........................     75,000     62,344
                                                                ----------
      Telecom Services -- 0.1%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(1)(2)(3)................    250,000    247,500
                                                                ----------
      Total Convertible Bonds & Notes
         (cost $846,133)............................               799,313
                                                                ----------
      CORPORATE BONDS & NOTES -- 81.7%
      Advertising Services -- 0.1%
        R.H. Donnelley Corp.
         Senior Notes
         6.88% due 01/15/13.........................    250,000    235,625
                                                                ----------
      Agricultural Chemicals -- 1.5%
        Mosaic Global Holdings, Inc.
         Debentures
         7.38% due 08/01/18.........................    190,000    178,600
        Terra Capital, Inc.
         Company Guar. Notes
         7.00% due 02/01/17.........................    995,000    955,200
        The Mosaic Co.
         Senior Notes
         7.38% due 12/01/14*........................  1,375,000  1,399,062
        The Mosaic Co.
         Senior Notes
         7.63% due 12/01/16*........................    385,000    394,625
                                                                ----------
                                                                 2,927,487
                                                                ----------
      Airlines -- 1.0%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11.........................  1,100,000  1,053,938
        Continental Airlines, Inc.
         Pass Through Certs.,
         Series 1991, Class A
         6.55% due 02/02/19.........................    501,737    502,991
        Continental Airlines, Inc.
         Pass Through Certs.
         Series 2000-2, Class B
         8.31% due 04/02/18.........................     78,351     78,155
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-2
         7.57% due 11/18/10.........................    150,000    151,875
        United Air Lines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.20% due 09/01/08.........................     72,099     72,009
                                                                ----------
                                                                 1,858,968
                                                                ----------

                                                       Principal    Value
                   Security Description                 Amount     (Note 2)

    ------------------------------------------------------------------------
    Applications Software -- 0.2%
      SS&C Technologies, Inc.
       Company Guar.
       Notes
       11.75% due 12/01/13............................ $  450,000 $  474,750
                                                                  ----------
    Auto - Cars/Light Trucks -- 2.3%
      Ford Motor Co.
       Debentures
       6.38% due 02/01/29.............................  2,385,000  1,681,425
      General Motors Corp.
       Debentures
       8.25% due 07/15/23.............................  1,260,000  1,004,850
      General Motors Corp.
       Senior Bonds
       8.38% due 07/15/33.............................  2,263,000  1,816,057
                                                                  ----------
                                                                   4,502,332
                                                                  ----------
    Auto/Truck Parts & Equipment - Original -- 0.4%
      Lear Corp.
       Senior Notes
       8.75% due 12/01/16.............................    575,000    531,875
      Visteon Corp.
       Senior Notes
       8.25% due 08/01/10.............................    360,000    307,800
                                                                  ----------
                                                                     839,675
                                                                  ----------
    Auto/Truck Parts & Equipment - Replacement -- 0.0%
      Exide Corp.
       Notes
       10.00% due 03/15/25+(1)(2).....................    300,000          0
                                                                  ----------
    Beverages - Non - alcoholic -- 0.1%
      Cott Beverages USA Inc.
       Company Guar.
       Notes 8.00% due 12/15/11.......................    200,000    198,000
                                                                  ----------
    Beverages - Wine/Spirits -- 0.2%
      Constellation Brands, Inc.
       Senior Notes
       7.25% due 05/15/17*............................    350,000    339,500
                                                                  ----------
    Broadcast Services/Program -- 0.6%
      Fisher Communications, Inc.
       Senior Notes
       8.63% due 09/15/14.............................    706,000    718,355
      Nexstar Finance, Inc.
       Senior Sub. Notes
       7.00% due 01/15/14.............................    525,000    496,125
                                                                  ----------
                                                                   1,214,480
                                                                  ----------
    Building & Construction Products - Misc. -- 1.3%
      Associated Materials, Inc.
       Senior Sub. Notes
       9.75% due 04/15/12.............................    625,000    634,375
      Dayton Superior Corp.
       Senior Sec. Notes
       10.75% due 09/15/08............................    567,000    572,670
      Interline Brands, Inc.
       Senior Sub. Notes
       8.13% due 06/15/14.............................    550,000    539,000
      NTK Holdings, Inc.
       Senior Notes
       10.75% due 03/01/14(4).........................  1,125,000    703,125
                                                                  ----------
                                                                   2,449,170
                                                                  ----------
    Building Products - Wood -- 0.2%
      Masonite Corp.
       Company Guar. Notes
       11.00% due 04/06/15............................    545,000    444,175
                                                                  ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Cable TV -- 3.4%
        Cablevision Systems Corp.
         Senior Notes
         8.00% due 04/15/12......................... $1,005,000 $  962,287
        CCH I LLC
         Company Guar. Notes
         11.00% due 10/01/15........................  1,530,000  1,487,925
        CCH II LLC/CCH II Capital Corp.
         Senior Notes
         10.25% due 09/15/10........................    425,000    426,063
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13........................  2,272,000  2,294,720
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         8.75% due 11/15/13.........................    450,000    441,000
        CSC Holdings, Inc.
         Senior Notes
         7.63% due 04/01/11.........................    410,000    403,850
        Insight Communications Co., Inc.
         Senior Notes
         12.25% due 02/15/11........................    565,000    581,244
                                                                ----------
                                                                 6,597,089
                                                                ----------
      Casino Hotels -- 2.2%
        Eldorado Casino Corp.
         Sec. Bonds
         10.00% due 08/01/12(2)(5)..................    429,222    409,907
        Eldorado Resorts LLC
         Senior Notes
         9.00% due 04/15/14(1)(2)...................    475,000    475,000
        MGM Mirage, Inc.
         Senior Notes
         5.88% due 02/27/14.........................  1,685,000  1,545,988
        Seminole Hard Rock Entertainment, Inc.
         Sec. Notes
         8.19% due 03/15/14*(6).....................    125,000    121,250
        Station Casinos, Inc.
         Senior Sub. Notes
         6.63% due 03/15/18.........................     75,000     60,375
        Station Casinos, Inc.
         Senior Sub. Notes
         6.88% due 03/01/16.........................    780,000    653,250
        Turning Stone Resort Casino Enterprise
         Senior Notes
         9.13% due 12/15/10*........................    275,000    277,750
        Turning Stone Resort Casino Enterprise
         Senior Notes
         9.13% due 09/15/14*........................    625,000    631,250
                                                                ----------
                                                                 4,174,770
                                                                ----------
      Cellular Telecom -- 1.9%
        American Cellular Corp.
         Senior Notes
         10.00% due 08/01/11........................     99,000    102,712
        Centennial Communications Corp.
         Senior Notes
         10.00% due 01/01/13........................    514,000    537,130
        Centennial Communications Corp.
         Senior Notes
         11.11% due 01/01/13(6).....................    575,000    589,375
        Cricket Communications, Inc.
         Company Guar. Notes
         9.38% due 11/01/14.........................    175,000    171,500

                                                  Principal    Value
                  Security Description             Amount     (Note 2)

         --------------------------------------------------------------
         Cellular Telecom (continued)
           Cricket Communications, Inc.
            Company Guar. Notes
            9.38% due 11/01/14*.................. $  600,000 $  588,000
           MetroPCS Wireless, Inc.
            Senior Notes
            9.25% due 11/01/14*..................    775,000    763,375
           Rural Cellular Corp.
            Senior Sub. Notes
            8.62% due 06/01/13*(6)...............    600,000    612,000
           Rural Cellular Corp.
            Senior Notes
            11.11% due 11/01/12(6)...............    235,000    242,050
                                                             ----------
                                                              3,606,142
                                                             ----------
         Chemicals - Diversified -- 0.8%
           Equistar Chemicals LP
            Senior Notes
            10.63% due 05/01/11..................    114,000    120,270
           Lyondell Chemical Co.
            Company Guar. Notes
            6.88% due 06/15/17...................    600,000    649,500
           Lyondell Chemical Co.
            Company Guar. Notes
            8.00% due 09/15/14...................    800,000    870,000
                                                             ----------
                                                              1,639,770
                                                             ----------
         Chemicals - Specialty -- 2.7%
           Huntsman International LLC
            Company Guar. Notes
            7.38% due 01/01/15...................  1,070,000  1,102,100
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14...................    925,000    966,625
           Johnsondiversey Holdings, Inc.
            Company Guar. Notes
            9.63% due 05/15/12...................    350,000    351,750
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  1,655,000  1,580,525
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  1,125,000  1,136,250
                                                             ----------
                                                              5,137,250
                                                             ----------
         Commercial Services -- 0.1%
           DI Finance/DynCorp International
            Senior Sub. Notes
            9.50% due 02/15/13...................    162,000    164,430
                                                             ----------
         Computer Services -- 0.5%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*.................    375,000    446,250
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13...................    440,000    454,300
                                                             ----------
                                                                900,550
                                                             ----------
         Computers - Integrated Systems -- 0.1%
           Activant Solutions, Inc.
            Company Guar. Notes
            9.50% due 05/01/16...................    175,000    154,875
                                                             ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Consumer Products - Misc. -- 0.6%
         American Achievement Corp.
          Senior Sub. Notes
          8.25% due 04/01/12....................... $  397,000 $  385,090
         Jostens Holding Corp.
          Senior Notes
          10.25% due 12/01/13(4)...................    655,000    600,963
         Prestige Brands, Inc.
          Senior Sub. Notes
          9.25% due 04/15/12.......................    200,000    198,500
         Visant Holding Corp.
          Senior Notes
          8.75% due 12/01/13.......................     75,000     75,000
                                                               ----------
                                                                1,259,553
                                                               ----------
       Containers - Metal/Glass -- 1.1%
         Crown Cork & Seal Co., Inc.
          Debentures
          7.38% due 12/15/26.......................    300,000    273,000
         Crown Cork & Seal Co., Inc.
          Debentures
          8.00% due 04/15/23.......................    810,000    773,550
         Owens - Brockway Glass Container, Inc.
          Company Guar. Notes
          8.25% due 05/15/13.......................  1,010,000  1,035,250
         Owens - Brockway Glass Container, Inc.
          Company Guar. Notes
          8.88% due 02/15/09.......................    106,000    107,722
                                                               ----------
                                                                2,189,522
                                                               ----------
       Containers - Paper/Plastic -- 1.2%
         Jefferson Smurfit Corp.
          Company Guar. Notes
          8.25% due 10/01/12.......................    550,000    537,625
         Pliant Corp.
          Company Guar. Notes
          11.13% due 09/01/09......................    892,000    807,260
         Smurfit-Stone Container Enterprises, Inc.
          Senior Notes
          8.00% due 03/15/17.......................  1,110,000  1,058,662
                                                               ----------
                                                                2,403,547
                                                               ----------
       Cosmetics & Toiletries -- 0.3%
         Revlon Consumer Products Corp.
          Senior Sub. Notes
          8.63% due 02/01/08.......................    475,000    466,688
         Revlon Consumer Products Corp.
          Senior Notes
          9.50% due 04/01/11.......................    100,000     93,000
                                                               ----------
                                                                  559,688
                                                               ----------
       Direct Marketing -- 0.4%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................    675,000    702,000
                                                               ----------
       Distribution/Wholesale -- 0.5%
         Varietal Distribution, Inc.
          Senior Notes
          10.25% due 07/15/15*.....................  1,025,000    953,250
                                                               ----------
       Diversified Manufacturing Operations -- 0.5%
         Harland Clarke Holdings Corp.
          Company Guar. Notes
          9.50% due 05/15/15.......................    325,000    291,688
         Harland Clarke Holdings Corp.
          Company Guar. Notes
          10.31% due 05/15/15(6)...................    250,000    223,125

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)

    -----------------------------------------------------------------------
    Diversified Manufacturing Operations (continued)
      Indalex Holding Corp.
       Sec. Notes
       11.50% due 02/01/14........................... $  425,000 $  398,437
                                                                 ----------
                                                                    913,250
                                                                 ----------
    Electric - Generation -- 1.6%
      Edison Mission Energy
       Senior Notes
       7.20% due 05/15/19*...........................    300,000    283,500
      Edison Mission Energy
       Senior Notes
       7.50% due 06/15/13............................    250,000    251,875
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27*...........................    625,000    581,250
      Edison Mission Energy
       Senior Notes
       7.75% due 06/15/16............................    675,000    680,062
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs. Series B
       9.24% due 07/02/17............................    114,670    123,270
      The AES Corp.
       Sec. Notes
       8.75% due 05/15/13*...........................    800,000    832,000
      The AES Corp.
       Senior Notes
       8.88% due 02/15/11............................    425,000    436,688
                                                                 ----------
                                                                  3,188,645
                                                                 ----------
    Electric - Integrated -- 1.0%
      Mirant Americas Generation LLC
       Senior Notes
       8.30% due 05/01/11............................  1,385,000  1,367,688
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21............................    540,000    510,300
      Southern Energy, Inc.
       Notes
       7.90% due 07/15/09+(1)(2)(3)..................  1,225,000          0
                                                                 ----------
                                                                  1,877,988
                                                                 ----------
    Electronic Components - Semiconductors -- 2.0%
      Advanced Micro Devices, Inc.
       Senior Notes
       7.75% due 11/01/12............................    420,000    367,500
      Amkor Technology, Inc.
       Senior Notes
       9.25% due 06/01/16............................    860,000    834,200
      Freescale Semiconductor, Inc.
       Senior Notes
       9.13% due 12/15/14............................    840,000    751,800
      Freescale Semiconductor, Inc.
       Senior Sub. Notes
       10.13% due 12/15/16...........................  1,485,000  1,291,950
      Spansion, Inc.
       Senior Notes
       11.25% due 01/15/16*..........................    675,000    639,562
                                                                 ----------
                                                                  3,885,012
                                                                 ----------
    Electronics - Military -- 0.6%
      L-3 Communications Corp.
       Company Guar. Notes
       6.13% due 07/15/13............................  1,110,000  1,073,925
                                                                 ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Energy - Alternate Sources -- 0.5%
         Aventine Renewable Energy Holdings, Inc.
          Company Guar. Notes
          10.00% due 04/01/17..................... $  500,000 $  470,000
         VeraSun Energy Corp.
          Senior Notes
          9.38% due 06/01/17*.....................    225,000    208,688
         VeraSun Energy Corp.
          Sec. Notes
          9.88% due 12/15/12......................    375,000    383,437
                                                              ----------
                                                               1,062,125
                                                              ----------
       Finance - Auto Loans -- 3.6%
         Ford Motor Credit Co. LLC
          Senior Notes
          5.80% due 01/12/09......................    275,000    259,125
         Ford Motor Credit Co. LLC
          Notes
          7.38% due 10/28/09......................  4,925,000  4,660,360
         Ford Motor Credit Co. LLC
          Notes
          7.88% due 06/15/10......................    300,000    281,638
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11......................    825,000    735,784
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12......................    185,000    163,430
         General Motors Acceptance Corp.
          Notes
          7.56% due 12/01/14(6)...................    625,000    528,154
         GMAC LLC
          Senior Notes
          6.00% due 12/15/11......................    300,000    257,940
                                                              ----------
                                                               6,886,431
                                                              ----------
       Food - Meat Products -- 0.4%
         Smithfield Foods, Inc.
          Senior Notes
          7.00% due 08/01/11......................    125,000    125,000
         Smithfield Foods, Inc.
          Senior Notes
          7.75% due 07/01/17......................    600,000    603,000
                                                              ----------
                                                                 728,000
                                                              ----------
       Food - Misc. -- 0.3%
         Del Monte Corp.
          Company Guar. Notes
          6.75% due 02/15/15......................    275,000    261,250
         Wornick Co.
          Sec. Notes
          10.88% due 07/15/11+(8).................    450,000    328,500
                                                              ----------
                                                                 589,750
                                                              ----------
       Funeral Services & Related Items -- 0.9%
         Service Corp. International
          Senior Notes
          6.75% due 04/01/16......................    325,000    306,313
         Service Corp. International
          Senior Notes
          7.00% due 06/15/17......................    300,000    283,500
         Service Corp. International
          Senior Notes
          7.38% due 10/01/14......................    430,000    432,150
         Service Corp. International
          Senior Notes
          7.63% due 10/01/18......................    280,000    281,400

                                                    Principal    Value
                   Security Description              Amount     (Note 2)

       ------------------------------------------------------------------
       Funeral Services & Related Items (continued)
         Stewart Enterprises, Inc.
          Senior Notes
          6.25% due 02/15/13....................... $  400,000 $  384,000
                                                               ----------
                                                                1,687,363
                                                               ----------
       Gambling (Non-Hotel) -- 1.0%
         Greektown Holdings LLC
          Senior Notes
          10.75% due 12/01/13*.....................    580,000    580,000
         Jacobs Entertainment, Inc.
          Company Guar. Bonds
          9.75% due 06/15/14.......................    850,000    847,875
         Shingle Springs Tribal Gaming Authority
          Senior Notes
          9.38% due 06/15/15*......................    200,000    197,000
         Waterford Gaming LLC
          Senior Notes
          8.63% due 09/15/12*......................    235,000    239,700
                                                               ----------
                                                                1,864,575
                                                               ----------
       Gas - Distribution -- 0.1%
         Colorado Interstate Gas Co.
          Senior Debentures
          6.85% due 06/15/37.......................    175,000    171,944
                                                               ----------
       Golf -- 0.2%
         True Temper Sports, Inc.
          Company Guar. Notes
          8.38% due 09/15/11.......................    450,000    351,000
                                                               ----------
       Home Furnishings -- 0.4%
         Simmons Co.
          Senior Notes
          10.00% due 12/15/14(4)...................    923,000    717,633
                                                               ----------
       Hotel/Motel -- 0.2%
         Gaylord Entertainment Co.
          Company Guar. Notes
          6.75% due 11/15/14.......................    425,000    403,750
                                                               ----------
       Human Resources -- 0.1%
         Team Health, Inc.
          Company Guar. Notes
          11.25% due 12/01/13......................    200,000    212,000
                                                               ----------
       Independent Power Producers -- 3.5%
         Calpine Corp.
          Sec. Notes
          8.75% due 07/15/13*(7)...................  3,503,000  3,695,665
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  1,600,000  1,580,000
         Orion Power Holdings, Inc.
          Senior Notes
          12.00% due 05/01/10......................     75,000     81,750
         Reliant Energy, Inc.
          Company Guar. Notes
          6.75% due 12/15/14.......................    425,000    420,750
         Reliant Energy, Inc.
          Senior Notes
          7.63% due 12/31/14.......................    400,000    392,000
         Reliant Energy, Inc
          Senior Notes
          7.88% due 12/31/17.......................    675,000    659,812
                                                               ----------
                                                                6,829,977
                                                               ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                          Principal    Value
                  Security Description                     Amount     (Note 2)
 ------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (continued)
 Insurance Brokers -- 0.5%
   USI Holdings Corp.
    Senior Notes
    9.43% due 11/15/14*(6)............................... $  300,000 $  279,000
   USI Holdings Corp.
    Senior Sub. Notes
    9.75% due 05/15/15*..................................    700,000    640,500
                                                                     ----------
                                                                        919,500
                                                                     ----------
 Machinery - Farming -- 0.3%
   Case Corp.
    Notes
    7.25% due 01/15/16...................................    365,000    368,650
   Case New Holland, Inc.
    Senior Notes
    6.00% due 06/01/09...................................    300,000    298,500
                                                                     ----------
                                                                        667,150
                                                                     ----------
 Machinery - General Industrial -- 0.1%
   Stewart & Stevenson LLC
    Company Guar. Notes
    10.00% due 07/15/14..................................    275,000    277,750
                                                                     ----------
 Medical Information Systems -- 0.4%
   Spheris, Inc. Senior
    Sub. Notes
    11.00% due 12/15/12..................................    725,000    715,938
                                                                     ----------
 Medical Products -- 0.7%
   ReAble Therapeutics Finance LLC / ReAble Therapeutics
    Finance Corp.
    Company Guar. Notes
    11.75% due 11/15/14..................................    650,000    624,000
   Universal Hospital Services, Inc.
    Sec. Bonds
    8.50% due 06/01/15*..................................    350,000    332,500
   Universal Hospital Services, Inc.
    Senior Notes
    8.76% due 06/01/15*(6)...............................    400,000    386,000
                                                                     ----------
                                                                      1,342,500
                                                                     ----------
 Medical - Biomedical/Gene -- 0.0%
   Bio - Rad Laboratories, Inc.
    Senior Sub. Notes
    6.13% due 12/15/14...................................      1,000        920
                                                                     ----------
 Medical - Drugs -- 0.5%
   Triax Pharmaceuticals LLC
    Senior Sec. Notes
    15.54% due 08/30/11(1)(2)(3).........................  1,000,000    899,307
                                                                     ----------
 Medical - HMO -- 0.4%
   Multiplan, Inc.
    Senior Sub. Notes
    10.38% due 04/15/16*.................................    855,000    837,900
                                                                     ----------
 Medical - Hospitals -- 4.2%
   Community Health Systems, Inc.
    Senior Notes
    8.88% due 07/15/15*..................................  2,785,000  2,781,519
   HCA, Inc.
    Senior Notes
    6.25% due 02/15/13...................................    605,000    518,787
   HCA, Inc.
    Sec Notes.
    9.13% due 11/15/14*..................................    600,000    615,000
   HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*..................................  3,260,000  3,349,650

                                                      Principal    Value
                   Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Medical - Hospitals (continued)
       HCA, Inc.
        Sec Notes.
        9.63% due 11/15/16*.......................... $  460,000 $  475,525
       IASIS Healthcare LLC / IASIS Capital Corp.
        Bank Guar. Notes
        8.75% due 06/15/14...........................    440,000    429,000
                                                                 ----------
                                                                  8,169,481
                                                                 ----------
     Medical - Nursing Homes -- 0.4%
       Sun Healthcare Group, Inc.
        Senior Sub. Notes
        9.13% due 04/15/15*..........................    875,000    875,000
                                                                 ----------
     Metal Processors & Fabrication -- 0.2%
       Metals USA, Inc.
        Sec. Notes
        11.13% due 12/01/15..........................    310,000    330,150
                                                                 ----------
     Metal - Diversified -- 2.0%
       Freeport - McMoRan Copper & Gold, Inc.
        Senior Notes
        8.25% due 04/01/15...........................    350,000    371,000
       Freeport - McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17...........................  2,050,000  2,183,250
       Noranda Aluminium Acquisition Corp.
        Senior Notes
        9.36% due 05/15/15*(6).......................  1,025,000    963,500
       Noranda Aluminium Holding Corp.
        Senior Notes
        11.15% due 11/15/14*(6)......................    425,000    412,250
                                                                 ----------
                                                                  3,930,000
                                                                 ----------
     Multimedia -- 0.1%
       Haights Cross Operating Co.
        Company Guar.
        Senior Notes
        11.75% due 08/15/11..........................    200,000    205,750
                                                                 ----------
     Non - Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(2)(7)(11)............    210,000          0
                                                                 ----------
     Non - Hazardous Waste Disposal -- 0.6%
       Allied Waste North America, Inc.
        Company Guar. Notes
        6.88% due 06/01/17...........................  1,185,000  1,149,450
                                                                 ----------
     Office Automation & Equipment -- 0.4%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15...........................    800,000    795,000
                                                                 ----------
     Oil & Gas Drilling -- 0.2%
       Pride International, Inc.
        Senior Notes
        7.38% due 07/15/14...........................    375,000    378,750
                                                                 ----------
     Oil Companies - Exploration & Production -- 3.9%
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12...........................    125,000    125,000
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14...........................    525,000    494,813
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15...........................  1,020,000    912,900

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal    Value
                   Security Description                  Amount     (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Oil Companies - Exploration & Production (continued)
     Chesapeake Energy Corp.
      Senior Notes
      6.63% due 01/15/16............................... $1,450,000 $1,402,875
     Dune Energy, Inc.
      Sec. Notes
      10.50% due 06/01/12*.............................    325,000    305,500
     Encore Acquisition Co.
      Senior Sub. Notes
      6.00% due 07/15/15...............................    700,000    616,000
     Encore Acquisition Co.
      Senior Sub. Notes
      6.25% due 04/15/14...............................    175,000    159,688
     Energy Partners, Ltd.
      Senior Notes
      9.75% due 04/15/14*..............................    300,000    279,000
     Exco Resources, Inc.
      Company Guar. Notes
      7.25% due 01/15/11...............................    695,000    700,212
     Hilcorp Energy I LP
      Senior Notes
      7.75% due 11/01/15*..............................    775,000    742,062
     Quicksilver Resources, Inc.
      Company Guar. Notes
      7.13% due 04/01/16...............................    200,000    191,000
     Sabine Pass LNG LP
      Secured Notes
      7.25% due 11/30/13...............................    225,000    218,250
     Sabine Pass LNG LP
      Secured Notes
      7.50% due 11/30/16...............................  1,130,000  1,098,925
     Transmeridian Exploration, Inc.
      Company Guar. Notes
      12.00% due 12/15/10..............................    300,000    276,750
                                                                   ----------
                                                                    7,522,975
                                                                   ----------
   Oil - Field Services -- 0.2%
     Allis - Chalmers Energy, Inc.
      Company Guar. Notes
      9.00% due 01/15/14...............................    290,000    288,550
     Oslo Seismic Services, Inc.
      1st Mtg. Bonds
      8.28% due 06/01/11...............................    168,424    173,439
                                                                   ----------
                                                                      461,989
                                                                   ----------
   Paper & Related Products -- 0.9%
     Bowater, Inc.
      Notes
      6.50% due 06/15/13...............................    525,000    406,875
     Caraustar Industries, Inc.
      Notes
      7.38% due 06/01/09...............................    535,000    466,119
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.00% due 01/15/15*..............................    715,000    675,675
     Georgia - Pacific Corp.
      Company Guar. Notes
      7.13% due 01/15/17*..............................    225,000    211,500
                                                                   ----------
                                                                    1,760,169
                                                                   ----------
   Physical Therapy/Rehabilation Centers -- 0.1%
     Psychiatric Solutions, Inc.
      Senior Sub. Notes
      7.75% due 07/15/15*..............................    200,000    196,000
                                                                   ----------

                                                  Principal    Value
                  Security Description             Amount     (Note 2)

         --------------------------------------------------------------
         Physicians Practice Management -- 0.2%
           US Oncology, Inc.
            Company Guar. Notes
            10.75% due 08/15/14.................. $  325,000 $  326,625
                                                             ----------
         Pipelines -- 3.8%
           Atlas Pipeline Partners LP
            Company Guar. Notes
            8.13% due 12/15/15...................    560,000    555,800
           Copano Energy LLC
            Company Guar. Notes
            8.13% due 03/01/16...................    825,000    829,125
           Dynegy Holdings, Inc.
            Senior Notes
            8.75% due 02/15/12...................    700,000    707,000
           Dynegy-Roseton Danskammer
            Pass Through Certs. Series B
            7.67% due 11/08/16...................    450,000    446,063
           El Paso Corp.
            Senior Sub. Notes
            6.88% due 06/15/14...................    725,000    730,437
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22...................    625,000    725,977
           MarkWest Energy Partners
            LP Senior Notes
            6.88% due 11/01/14...................    565,000    528,275
           MarkWest Energy Partners LP
            Company Guar. Notes
            8.50% due 07/15/16...................    300,000    298,500
           NGC Corp Capital Trust
            Guar. Bonds
            8.32% due 06/01/27...................    835,000    743,150
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28...................    410,000    412,708
           Transcontinental Gas Pipe Line Corp.
            Notes
            7.00% due 08/15/11...................     75,000     78,188
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  1,200,000  1,287,000
                                                             ----------
                                                              7,342,223
                                                             ----------
         Poultry -- 0.2%
           Pilgrim's Pride Corp.
            Senior Sub. Notes
            8.38% due 05/01/17...................    300,000    300,750
                                                             ----------
         Printing - Commercial -- 0.2%
           Valassis Communications, Inc.
            Company Guar. Notes
            8.25% due 03/01/15...................    535,000    454,750
                                                             ----------
         Publishing - Books -- 0.2%
           TL Acquisitions, Inc.
            Senior Notes
            10.50% due 01/15/15*.................    325,000    304,688
                                                             ----------
         Publishing - Newspapers -- 0.1%
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................    140,000    111,300
                                                             ----------
         Publishing - Periodicals -- 0.5%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  1,060,000    911,600
                                                             ----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Real Estate Investment Trusts -- 0.2%
         Omega Healthcare Investors, Inc.
          Senior Notes
          7.00% due 04/01/14...................... $  450,000 $  441,000
                                                              ----------
       Recycling -- 0.9%
         Aleris International, Inc.
          Company Guar. Notes
          9.00% due 12/15/14......................  1,010,000    962,025
         Aleris International, Inc.
          Company Guar. Notes
          10.00% due 12/15/16.....................    825,000    769,313
                                                              ----------
                                                               1,731,338
                                                              ----------
       Rental Auto/Equipment -- 1.0%
         H&E Equipment Services, Inc.
          Company Guar. Notes
          8.38% due 07/15/16......................    575,000    589,375
         Neff Corp.
          Senior Notes
          10.00% due 06/01/15*....................    225,000    198,000
         United Rentals North America, Inc.
          Senior Sub. Notes
          7.75% due 11/15/13......................  1,100,000  1,133,000
                                                              ----------
                                                               1,920,375
                                                              ----------
       Research & Development -- 0.3%
         Alion Science and Technology Corp.
          Company Guar. Notes
          10.25% due 02/01/15.....................    580,000    553,900
                                                              ----------
       Retail - Discount -- 0.4%
         Dollar General Corp.
          Senior Notes
          10.63% due 07/15/15*....................    975,000    877,500
                                                              ----------
       Retail - Drug Store -- 0.9%
         General Nutrition Centers, Inc.
          Senior Notes
          9.80% due 03/15/14*(6)..................    250,000    237,500
         Rite Aid Corp.
          Company Guar. Notes
          9.50% due 06/15/17*.....................  1,650,000  1,497,375
                                                              ----------
                                                               1,734,875
                                                              ----------
       Retail - Major Department Stores -- 0.1%
         Saks, Inc.
          Company Guar. Notes
          9.88% due 10/01/11......................    200,000    210,000
                                                              ----------
       Retail - Music Store -- 0.0%
         MTS, Inc.
          Senior Notes
          10.00% due 03/15/09+(1)(2)(3)(5)(7)(8)..     16,572      4,309
                                                              ----------
       Retail - Petroleum Products -- 0.3%
         Ferrellgas LP
          Senior Notes
          6.75% due 05/01/14......................    525,000    498,750
                                                              ----------
       Retail - Regional Department Stores -- 0.2%
         Neiman - Marcus Group, Inc.
          Company Guar. Notes
          9.00% due 10/15/15......................    375,000    395,625
                                                              ----------
       Retail - Restaurants -- 0.3%
         Dave & Buster's, Inc.
          Company Guar. Notes
          11.25% due 03/15/14.....................    375,000    358,125

                                                             Principal  Value
                   Security Description                       Amount   (Note 2)

-------------------------------------------------------------------------------
Retail - Restaurants (continued)
  NPC International, Inc.
   Company Guar. Notes
   9.50% due 05/01/14....................................... $225,000  $208,125
                                                                       --------
                                                                        566,250
                                                                       --------
Rubber - Tires -- 0.2%
  Cooper Standard Automotive, Inc.
   Company Guar. Notes
   8.38% due 12/15/14.......................................  425,000   367,625
                                                                       --------
Rubber/Plastic Products -- 0.0%
  Venture Holdings Co. LLC
   Company Guar. Notes
   11.00% due 06/01/07+(2)(9)(14)...........................   50,000       150
                                                                       --------
Soap & Cleaning Preparation -- 0.0%
  Johnsondiversey Holdings, Inc.
   Notes
   10.67% due 05/15/13......................................   50,000    50,250
                                                                       --------
Special Purpose Entities -- 3.6%
  AAC Group Holding Corp.
   Senior Notes
   10.25% due 10/01/12(4)...................................  350,000   301,000
  AMR HoldCo, Inc./EmCare HoldCo, Inc.
   Senior Sub. Notes
   10.00% due 02/15/15......................................  175,000   185,500
  CCM Merger, Inc.
   Notes
   8.00% due 08/01/13*......................................  875,000   835,625
  Chukchansi Economic Development Authority
   Senior Notes
   8.86% due 11/15/12*(6)...................................  175,000   175,438
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  396,000   396,000
  Hawker Beechcraft Acquisition Co. LLC
   Senior Sub. Notes
   9.75% due 04/01/17*......................................  360,000   356,400
  Hexion US Fin Corp.
   Company Guar. Notes
   9.75% due 11/15/14.......................................  350,000   378,000
  KAR Holdings, Inc.
   Senior Notes
   8.75% due 05/01/14*......................................  525,000   472,500
  KAR Holdings, Inc.
   Senior Notes
   9.36% due 05/01/14*(6)...................................  450,000   400,500
  Local TV Finance LLC
   Senior Notes
   9.25% due 06/15/15*......................................  375,000   343,125
  MedCath Holdings Corp.
   Senior Notes
   9.88% due 07/15/12.......................................  185,000   194,250
  MXEnergy Holdings, Inc.
   Senior Notes
   12.81% due 08/01/11*(6)..................................  475,000   446,500
  PNA Intermediate Holding Corp.
   Senior Notes
   12.56% due 02/15/13*(6)..................................  225,000   216,562
  Seitel Acquisition Corp.
   Senior Notes
   9.75% due 02/15/14*......................................  860,000   793,350
  Snoqualmie Entertainment Authority
   Sec. Notes
   9.06% due 02/01/14*(6)...................................   50,000    48,813

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Special Purpose Entities (continued)
            Snoqualmie Entertainment Authority
             Notes
             9.13% due 02/01/15*................ $870,000  $  849,337
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................  125,000     120,000
            Visant Corp.
             Company Guar. Notes
             7.63% due 10/01/12.................  400,000     401,000
                                                           ----------
                                                            6,913,900
                                                           ----------
          Specified Purpose Acquisitions -- 0.2%
            ESI Tractebel Acquisition Corp.
             Company Guar. Bonds
             7.99% due 12/30/11.................  307,000     315,575
                                                           ----------
          Steel - Producers -- 0.5%
            Chaparral Steel Co.
             Company Guar. Notes
             10.00% due 07/15/13................  360,000     408,600
            Steel Dynamics, Inc.
             Senior Notes
             6.75% due 04/01/15*................  600,000     577,500
                                                           ----------
                                                              986,100
                                                           ----------
          Steel - Specialty -- 0.1%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................  100,000     105,375
                                                           ----------
          Storage/Warehousing -- 0.6%
            Mobile Mini, Inc.
             Company Guar. Notes
             6.88% due 05/01/15.................  400,000     384,000
            Mobile Services Group, Inc.
             Senior Notes
             9.75% due 08/01/14*................  690,000     695,175
                                                           ----------
                                                            1,079,175
                                                           ----------
          Telecom Services -- 1.2%
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.18% due 12/15/23.................   50,000      48,000
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.20% due 11/29/23.................  275,000     261,250
            Insight Midwest LP
             Senior Notes
             9.75% due 10/01/09.................   52,000      52,000
            MasTec, Inc.
             Senior Notes
             7.63% due 02/01/17.................  250,000     248,750
            PAETEC Holding Corp.
             Senior Notes
             9.50% due 07/15/15*................  875,000     857,500
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14.................  850,000     871,250
                                                           ----------
                                                            2,338,750
                                                           ----------
          Telephone - Integrated -- 2.3%
            Cincinnati Bell, Inc.
             Senior Notes
             7.25% due 06/15/23.................   50,000      47,500
            Cincinnati Bell, Inc.
             Company Guar. Notes
             8.38% due 01/15/14.................  775,000     767,250

                                                   Principal    Value
                  Security Description              Amount     (Note 2)

       -----------------------------------------------------------------
       Telephone - Integrated (continued)
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19...................... $  500,000 $  476,250
         Citizens Communications Co.
          Senior Notes
          9.00% due 08/15/31......................  1,106,000  1,086,645
         Level 3 Financing, Inc.
          Company Guar.Notes
          9.25% due 11/01/14......................    325,000    312,812
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14......................  1,750,000  1,719,375
                                                              ----------
                                                               4,409,832
                                                              ----------
       Television -- 2.0%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12......................    635,000    620,712
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*.....................    175,000    152,250
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13......................    535,000    502,900
         Paxson Communication Corp.
          Sec. Senior Notes
          11.61% due 01/15/13*(6).................  1,700,000  1,700,000
         Young Broadcasting, Inc.
          Senior Sub. Notes
          8.75% due 01/15/14......................    390,000    326,138
         Young Broadcasting, Inc.
          Company Guar. Notes
          10.00% due 03/01/11.....................    550,000    495,000
                                                              ----------
                                                               3,797,000
                                                              ----------
       Theaters -- 1.1%
         AMC Entertainment, Inc.
          Senior Sub. Notes
          8.00% due 03/01/14......................  1,350,000  1,248,750
         Cinemark, Inc.
          Senior Notes
          9.75% due 03/15/14(4)...................  1,050,000    971,250
                                                              ----------
                                                               2,220,000
                                                              ----------
       Transactional Software -- 0.4%
         Open Solutions, Inc.
          Senior Sub. Notes
          9.75% due 02/01/15*.....................    765,000    726,750
                                                              ----------
       Transport - Air Freight -- 1.6%
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class A-2
          6.88% due 01/02/11......................    344,075    333,753
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class A-1
          7.20% due 01/02/19......................    396,038    384,156
         Atlas Air, Inc.
          Pass Through Certs.
          Series A
          7.38% due 01/02/18......................     59,024     57,843
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class B
          7.63% due 01/02/15......................    862,020    946,066

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Transport - Air Freight (continued)
        Atlas Air, Inc.
         Pass Through Certs.
         Series 2000-1, Class A
         8.71% due 01/02/19...................... $1,045,473 $  1,097,747
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class C
         8.77% due 01/02/11......................     87,400       82,156
        Atlas Air, Inc.
         Pass Through Certs.
         Series 2000-1, Class B
         9.06% due 07/02/17......................    197,175      234,639
                                                             ------------
                                                                3,136,360
                                                             ------------
      Transport - Services -- 0.2%
        Bristow Group, Inc.
         Senior Notes
         7.50% due 09/15/17*.....................    200,000      199,000
        PHI, Inc.
         Company Guar. Notes
         7.13% due 04/15/13......................    250,000      234,375
                                                             ------------
                                                                  433,375
                                                             ------------
      Transport - Truck -- 0.2%
        Saint Acquisition Corp.
         Sec. Senior Notes
         13.31% due 05/15/15*(6).................    250,000      173,750
        Swift Acquisition Corp.
         Sec. Notes
         12.50% due 05/15/17*....................    250,000      169,375
                                                             ------------
                                                                  343,125
                                                             ------------
      Travel Services -- 0.5%
        Travelport LLC
         Company Guar. Notes
         9.88% due 09/01/14......................    825,000      832,219
        Travelport LLC
         Company Guar. Notes
         10.25% due 09/01/14(6)..................    175,000      175,875
        Travelport LLC
         Company Guar. Notes
         11.88% due 09/01/16.....................     25,000       25,875
                                                             ------------
                                                                1,033,969
                                                             ------------
      Wire & Cable Products -- 0.5%
        Belden, Inc.
         Senior Sub. Notes
         7.00% due 03/15/17*.....................  1,075,000    1,042,750
                                                             ------------
      Total Corporate Bonds & Notes
         (cost $163,370,387).....................             157,791,564
                                                             ------------
      FOREIGN CORPORATE BONDS & NOTES -- 9.3%
      Building & Construction - Misc. -- 0.3%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11......................    510,000      512,550
                                                             ------------
      Building Products - Doors & Windows -- 0.0%
        Masonite International Corp.
         Company Guar. Notes
         11.00% due 04/06/15.....................     70,000       57,050
                                                             ------------
      Computers - Memory Devices -- 0.2%
        Seagate Technology HDD Holdings
         Company Guar. Notes
         6.80% due 10/01/16......................    425,000      409,063
                                                             ------------

                                                          Principal    Value
                  Security Description                     Amount     (Note 2)

 ------------------------------------------------------------------------------
 Diversified Manufacturing Operations -- 0.3%
   Bombardier, Inc.
    Senior Notes
    8.00% due 11/15/14*.................................. $  595,000 $  614,337
                                                                     ----------
 Electronic Components - Misc. -- 0.3%
   NXP BV / NXP Funding LLC
    Company Guar. Notes
    9.50% due 10/15/15...................................    700,000    605,500
                                                                     ----------
 Electronic Components - Semiconductors -- 0.3%
   Avago Technologies Finance
    Company Guar. Notes
    10.13% due 12/01/13..................................    400,000    418,000
   STATS ChipPAC, Ltd.
    Company Guar. Notes
    6.75% due 11/15/11...................................    100,000    100,000
                                                                     ----------
                                                                        518,000
                                                                     ----------
 Food - Meat Products -- 0.4%
   JBS SA
    Company Guar. Notes
    9.38% due 02/07/11...................................    450,000    446,625
   JBS SA
    Senior Notes
    10.50% due 08/04/16*.................................    250,000    251,250
                                                                     ----------
                                                                        697,875
                                                                     ----------
 Housewares -- 0.6%
   Vitro SA de CV
    Senior Notes
    9.13% due 02/01/17*..................................  1,285,000  1,236,812
                                                                     ----------
 Independent Power Producer -- 0.0%
   AES Drax Energy, Ltd.
    Sec. Notes
    11.50% due 08/30/10+(2)(8)...........................    475,000        475
                                                                     ----------
 Investment Companies -- 0.1%
   Algoma Acquisition
    Corp. Senior Notes
    9.88% due 06/15/15*..................................    200,000    187,000
                                                                     ----------
 Medical - Drugs -- 1.7%
   Angiotech Pharmaceuticals, Inc.
    Company Guar. Notes
    7.75% due 04/01/14...................................    440,000    376,200
   Angiotech Pharmaceuticals, Inc.
    Company Guar. Notes
    9.11% due 12/01/13(6)................................    575,000    569,250
   Elan Finance PLC
    Company Guar. Bonds
    7.75% due 11/15/11...................................    810,000    789,750
   Elan Finance PLC
    Company Guar. Notes
    8.88% due 12/01/13...................................  1,350,000  1,323,000
   Elan Finance PLC
    Company Guar. Notes
    9.56% due 11/15/11(6)................................    225,000    220,500
                                                                     ----------
                                                                      3,278,700
                                                                     ----------
 Music -- 0.1%
   Corporacion Interamericana de Entetenimiento SA de CV
    Senior Notes
    8.88% due 06/14/15*..................................    264,000    262,680
                                                                     ----------
 Oil Companies - Exploration & Production -- 1.3%
   Compton Petroleum Finance Corp.
    Company Guar. Notes
    7.63% due 12/01/13...................................    700,000    665,000

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal    Value
                   Security Description                  Amount     (Note 2)
   --------------------------------------------------------------------------
   FOREIGN CORPORATE BONDS & NOTES (continued)
   Oil Companies - Exploration & Production (continued)
     OPTI Canada, Inc.
      Secured Notes
      7.88% due 12/15/14*.............................. $  850,000 $  852,125
     OPTI Canada, Inc.
      Company Guar. Notes
      8.25% due 12/15/14*..............................    375,000    379,687
     Paramount Resources, Ltd.
      Senior Notes
      8.50% due 01/31/13...............................    490,000    501,025
                                                                   ----------
                                                                    2,397,837
                                                                   ----------
   Paper & Related Products -- 0.4%
     Abitibi - Consolidated, Inc.
      Notes
      5.25% due 06/20/08...............................     75,000     72,000
     Abitibi - Consolidated, Inc.
      Notes
      6.00% due 06/20/13...............................    175,000    129,500
     Abitibi - Consolidated, Inc.
      Notes
      8.55% due 08/01/10...............................    560,000    501,200
     Bowater Canada Finance Corp.
      Company Guar. Notes
      7.95% due 11/15/11...............................    125,000    106,250
                                                                   ----------
                                                                      808,950
                                                                   ----------
   Printing - Commercial -- 0.2%
     Quebecor World Capital Corp.
      Senior Notes
      8.75% due 03/15/16*..............................    475,000    427,500
                                                                   ----------
   Satellite Telecom -- 1.7%
     Intelsat Bermuda, Ltd.
      Company Guar. Notes
      8.89% due 01/15/15(6)............................    585,000    589,388
     Intelsat Bermuda, Ltd.
      Senior Notes
      11.25% due 06/15/16..............................    625,000    653,906
     Intelsat Intermediate Holding Co., Ltd.
      Senior Notes
      9.25% due 02/01/15(4)............................  1,210,000    980,100
     Intelsat, Ltd.
      Senior Notes
      6.50% due 11/01/13...............................    935,000    694,237
     Intelsat, Ltd.
      Senior Notes
      7.63% due 04/15/12...............................    325,000    270,563
                                                                   ----------
                                                                    3,188,194
                                                                   ----------
   Semiconductor Equipment -- 0.1%
     MagnaChip Semiconductor SA
      Sec. Notes
      6.88% due 12/15/11...............................     75,000     59,250
     MagnaChip Semiconductor SA
      Sec. Notes
      8.94% due 12/15/11(6)............................     50,000     41,750
                                                                   ----------
                                                                      101,000
                                                                   ----------
   Special Purpose Entity -- 0.3%
     Hellas Telecommunications Luxembourg II
      Sub. Notes
      11.11% due 01/15/15*(6)..........................    665,000    651,700
                                                                   ----------
   Telecom Services -- 0.6%
     Global Crossing UK Finance PLC
      Company Guar. Notes
      10.75% due 12/15/14..............................    275,000    288,750

                                                         Principal
                                                          Amount/    Value
                  Security Description                    Shares    (Note 2)

  ----------------------------------------------------------------------------
  Telecom Services (continued)
    Telenet Group Holdings NV
     Notes
     11.50% due 06/15/14*(4)............................ $820,000  $   779,000
                                                                   -----------
                                                                     1,067,750
                                                                   -----------
  Transport - Marine -- 0.3%
    Navios Maritime Holdings, Inc.
     Company Guar. Notes
     9.50% due 12/15/14.................................  200,000      204,250
    Ultrapetrol Bahamas, Ltd.
     1st Mtg. Bonds
     9.00% due 11/24/14.................................  375,000      367,969
                                                                   -----------
                                                                       572,219
                                                                   -----------
  Transport - Rail -- 0.1%
    Grupo Transportacion Ferroviaria Mexicana SA de CV
     Senior Notes
     9.38% due 05/01/12.................................  137,000      141,795
    Kansas City Southern de Mexico SA de CV
     Senior Notes
     7.38% due 03/01/14*................................  125,000      121,250
                                                                   -----------
                                                                       263,045
                                                                   -----------
  Total Foreign Corporate Bonds & Notes
     (cost $19,060,074).................................            17,858,237
                                                                   -----------
  LOANS -- 0.6%
  Beverages - Non - alcoholic -- 0.2%
    Le - Natures, Inc.
     9.36% due 03/01/11+(2)(7)(8)(12)(13)...............  600,000      366,000
                                                                   -----------
  Diversified Financial Services -- 0.3%
    Wind Acquisitions Holdings Finance S.A.
     12.61% due 12/21/11(2)(3)(12)(13)..................  516,237      515,807
                                                                   -----------
  Leisure Products -- 0.1%
    AMC Entertainment Holdings, Inc.
     10.36% due 06/15/12(12)(13)........................  300,000      287,250
                                                                   -----------
  Total Loans
     (cost $1,419,137)..................................             1,169,057
                                                                   -----------
  COMMON STOCK -- 1.6%
  Casino Services -- 0.0%
    Shreveport Gaming Holdings, Inc.+(1)(2)(3)..........    2,501       57,581
                                                                   -----------
  Cellular Telecom -- 1.0%
    iPCS, Inc.(2)(3)....................................   58,957    1,997,463
                                                                   -----------
  Medical - Drugs -- 0.0%
    Triax Pharmaceuticals LLC(1)(2)(3)..................   85,612       35,957
                                                                   -----------
  Medical - Outpatient/Home Medical -- 0.1%
    Critical Care Systems International, Inc.+(1)(2)(3).   13,262       69,626
                                                                   -----------
  Oil Companies - Exploration & Production -- 0.0%
    Transmeridian Exploration, Inc.+....................    3,126        6,346
                                                                   -----------
  Oil - Field Services -- 0.5%
    Trico Marine Services, Inc.+........................   27,069      889,487
                                                                   -----------
  Retail - Music Store -- 0.0%
    MTS, Inc.+(1)(2)(3).................................    3,863            0
                                                                   -----------
  Total Common Stock
     (cost $1,535,693)..................................             3,056,460
                                                                   -----------
  PREFERRED STOCK -- 0.9%
  Medical - Drugs -- 0.0%
    Triax Pharmaceuticals LLC
     15.00%(1)(2)(3)....................................   26,118       52,235
                                                                   -----------

VALIC Company II High Yield Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                   Shares/
                                                                  Principal     Value
                     Security Description                          Amount      (Note 2)
-----------------------------------------------------------------------------------------
PREFERRED STOCK (continued)
Oil Companies - Exploration & Production -- 0.9%
  EXCO Resources, Inc. Convertible Series A-1,
   7.00%(1)(3)..................................................        125  $  1,425,000
  Transmeridian Exploration, Inc.
   15.00%(1)....................................................      2,287       176,099
                                                                             ------------
                                                                                1,601,099
                                                                             ------------
Total Preferred Stock
   (cost $1,522,668)............................................                1,653,334
                                                                             ------------
WARRANTS -- 0.0%
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc. Expires 12/15/10
   (strike price $4.31)+(1).....................................     13,811         3,453
                                                                             ------------
Telephone - Integrated -- 0.0%
  GT Group Telecom, Inc. Expires 02/01/10
   (strike price $0.00)+*(1)(2).................................        200             2
                                                                             ------------
Total Warrants
   (cost $37,980)...............................................                    3,455
                                                                             ------------
Total Long - Term Investment Securities
   (cost $187,792,072)..........................................              182,331,420
                                                                             ------------
REPURCHASE AGREEMENT -- 4.2%
  Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in
   the amount of $8,205,265 and collateralized by Federal
   National Mtg. Assoc. Notes, bearing interest at 3.25% due
   02/15/09 and having an approximate value of $8,447,068
   (cost $8,201,000)............................................ $8,201,000     8,201,000
                                                                             ------------
TOTAL INVESTMENTS
   (cost $195,993,072)(10)......................................       98.7%  190,532,420
Other assets less liabilities...................................        1.3%    2,594,169
                                                                 ----------  ------------
NET ASSETS --                                                         100.0% $193,126,589
                                                                 ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $51,233,958 representing 26.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the High Yield Bond Fund held the following restricted securities:

                                  Principal                      Market   Value as a
                      Acquisition  Amount/  Acquisition Market    Value      % of
        Name             Date      Shares      Cost     Value   Per Share Net Assets
--------------------- ----------- --------- ----------- ------- --------- ----------
Critical Care Systems
 International, Inc.
 Common Stock........  06/04/05    $ 1,420   $ 12,824
                                     2,368     21,394
                                     4,737     37,189
                                     4,737     35,230
                                   -------   --------
                                    13,262    106,637   $69,626   $5.25      0.04%
                                   -------   --------


                                      Principal                         Market   Value as a
                          Acquisition  Amount/  Acquisition   Market     Value      % of
          Name               Date      Shares      Cost       Value    Per Share Net Assets
------------------------- ----------- --------- ----------- ---------- --------- ----------
Exco Resources, Inc.
 Convertible
 7.00% Preferred Stock...   03/29/07        125  1,250,000   1,425,000  11,400      0.74
ICO North America, Inc.:
 7.50% due 08/15/09......   08/11/05    250,000    250,000     247,500   99.00      0.13
iPCS, Inc.
 Common Stock............   08/12/04     57,705    894,412
                            07/28/05      1,252          0
                                      ---------  ---------
                                         58,957    894,412   1,997,463   33.88      1.03
                                      ---------  ---------
MTS, Inc.:
 Senior Notes
 10.00% due 03/15/09.....   03/16/04     13,636     47,099
                            09/03/04        681        681
                            03/19/05        715        143
                            09/04/05        751        195
                            03/04/06        789        205
                                      ---------  ---------
                                         16,572     48,323       4,309   26.00      0.00
                                      ---------  ---------
MTS, Inc.
 Common Stock............   03/16/04      3,863          0           0    0.00      0.00
Shreveport Gaming
 Holdings, Inc.
 Common Stock............   07/21/05        531     12,228
                            07/29/05      1,970     45,355
                                      ---------  ---------
                                          2,501     57,583      57,581   23.02      0.03
                                      ---------  ---------
Southern Energy, Inc.:
 Notes
 7.90% due 07/15/09......   01/10/06  1,225,000          0           0    0.00      0.00
Triax Pharmaceuticals LLC
 Senior Sec. Notes
 15.54% due 08/30/11..... 08/31/2007  1,000,000    899,308     899,307   89.93      0.46
Triax Pharmaceuticals LLC
 Common Stock............ 08/31/2007     85,612     35,957      35,957    0.42      0.02
Triax Pharmaceuticals LLC
 15.00% Preferred Stock.. 08/31/2007    26117.6     52,235      52,235       2      0.03
Wind Acquisitions
 Holdings Finance S.A.
 12.61% due 12/21/11
 Loan Agreement..........   03/15/07    200,000    206,867
                            03/19/07    100,000    103,454
                            06/21/07    206,374    208,892
                            07/18/07      3,288      3,288
                            07/18/07      6,575      6,575
                                      ---------  ---------
                                        516,237    529,076     515,807   99.92      0.27
                                      ---------  ---------  ----------              ----
                                                            $5,304,785              2.75%
                                                            ==========              ====

(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(7)Company has filed Chapter 11 bankruptcy.
(8)Bond in default
(9)Company has filed Chapter 7 bankruptcy.
(10)See Note 5 for cost of investments on a tax basis.
(11)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(12)Senior Loans are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London InterBank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)Bond is in default and did not pay principal at maturity

ADR-- American Depository Receipt

See Notes to Financials Statements

VALIC Company II International Small Cap Equity Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Building & Construction Products -- Misc............ 5.8%
           Repurchase Agreements............................... 4.2%
           Diversified Manufacturing Operations................ 3.4%
           Auto/Truck Parts & Equipment -- Original............ 2.6%
           Machinery -- General Industrial..................... 2.4%
           Computers -- Integrated Systems..................... 2.3%
           Chemicals -- Diversified............................ 2.2%
           Electronic Components -- Misc....................... 2.2%
           Distribution/Wholesale.............................. 2.1%
           Building & Construction -- Misc..................... 1.9%
           Machinery -- Electrical............................. 1.9%
           Miscellaneous Manufacturing......................... 1.9%
           Banks -- Commercial................................. 1.8%
           Machinery -- Material Handling...................... 1.8%
           Apparel Manufacturers............................... 1.7%
           Medical -- Biomedical/Gene.......................... 1.7%
           Rubber -- Tires..................................... 1.7%
           Medical -- Drugs.................................... 1.6%
           Rental Auto/Equipment............................... 1.6%
           Finance -- Other Services........................... 1.5%
           Retail -- Apparel/Shoe.............................. 1.5%
           Retail -- Misc./Diversified......................... 1.5%
           Oil Refining & Marketing............................ 1.4%
           Chemicals -- Specialty.............................. 1.3%
           Investment Management/Advisor Services.............. 1.3%
           Computers........................................... 1.1%
           Finance -- Investment Banker/Broker................. 1.1%
           Gambling (Non-Hotel)................................ 1.1%
           Machinery -- Construction & Mining.................. 1.1%
           Office Automation & Equipment....................... 1.1%
           Retail -- Restaurants............................... 1.1%
           Brewery............................................. 1.0%
           Energy -- Alternate Sources......................... 1.0%
           Retail -- Discount.................................. 1.0%
           Transport -- Marine................................. 1.0%
           Audio/Video Products................................ 0.9%
           Engineering/R&D Services............................ 0.9%
           Enterprise Software/Service......................... 0.9%
           Real Estate Operations & Development................ 0.9%
           Water............................................... 0.9%
           Advertising Sales................................... 0.8%
           Beverages -- Non-alcoholic.......................... 0.8%
           Direct Marketing.................................... 0.8%
           E-Commerce/Services................................. 0.8%
           Electronic Components -- Semiconductors............. 0.8%
           Environmental Monitoring & Detection................ 0.8%
           Footwear & Related Apparel.......................... 0.8%
           Industrial Audio & Video Products................... 0.8%
           Medical Products.................................... 0.8%
           Oil Field Machinery & Equipment..................... 0.8%
           Appliances.......................................... 0.7%
           Coatings/Paint...................................... 0.7%
           Electric -- Integrated.............................. 0.7%
           Metal Processors & Fabrication...................... 0.7%
           Resorts/Theme Parks................................. 0.7%
           Shipbuilding........................................ 0.7%
           Telecommunication Equipment......................... 0.7%
           Travel Services..................................... 0.7%
           Applications Software............................... 0.6%
           Beverages -- Wine/Spirits........................... 0.6%
           Medical Imaging Systems............................. 0.6%

           Medical Instruments.................................  0.6%
           Retail -- Automobile................................  0.6%
           Consulting Services.................................  0.5%
           Electronics -- Military.............................  0.5%
           Environmental Consulting & Engineering..............  0.5%
           Internet Content -- Information/News................  0.5%
           Veterinary Products.................................  0.5%
           Building -- Maintance & Services....................  0.4%
           E-Services/Consulting...............................  0.4%
           Finance -- Leasing Companies........................  0.4%
           Hotels/Motels.......................................  0.4%
           Human Resources.....................................  0.4%
           Medical -- Hospitals................................  0.4%
           Oil -- Field Services...............................  0.4%
           Retail -- Sporting Goods............................  0.4%
           Textile -- Products.................................  0.4%
           Transport -- Truck..................................  0.4%
           Machinery -- Print Trade............................  0.3%
           Medical -- Wholesale Drug Distribution..............  0.3%
           Protection/Safety...................................  0.3%
           Publishing -- Newspapers............................  0.3%
           Real Estate Investment Trusts.......................  0.3%
           Schools.............................................  0.3%
           Agricultural Chemicals..............................  0.2%
           Cellular Telecom....................................  0.2%
           Coal................................................  0.2%
           Commercial Services.................................  0.2%
           Computers -- Periphery Equipment....................  0.2%
           Decision Support Software...........................  0.2%
           Diversified Minerals................................  0.2%
           Electric -- Generation..............................  0.2%
           Electronic Connectors...............................  0.2%
           Electronic Parts Distribution.......................  0.2%
           Entertainment Software..............................  0.2%
           Firearms & Ammunition...............................  0.2%
           Fisheries...........................................  0.2%
           Food -- Misc........................................  0.2%
           Internet Content -- Entertainment...................  0.2%
           Printing -- Commercial..............................  0.2%
           Retail -- Consumer Electronics......................  0.2%
           Retail -- Major Department Stores...................  0.2%
           Semiconductors Components -- Intergrated Circuits...  0.2%
           Steel -- Producers..................................  0.2%
           Television..........................................  0.2%
           Toys................................................  0.2%
           Web Portals/ISP.....................................  0.2%
           Batteries/Battery Systems...........................  0.1%
           Building Products -- Wood...........................  0.1%
           Commerce............................................  0.1%
           Cosmetics & Toiletries..............................  0.1%
           Hazardous Waste Disposal............................  0.1%
           Motion Pictures & Services..........................  0.1%
           Networking Products.................................  0.1%
           Oil Companies -- Exploration & Production...........  0.1%
           Recreational Centers................................  0.1%
           Textile -- Apparel..................................  0.1%
           Warehousing & Harbor Transportation Services........  0.1%
                                                                ----
                                                                99.0%
                                                                ====

*  Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Country Allocation*

            Japan............................................. 28.6%
            Germany........................................... 12.9%
            United Kingdom....................................  5.5%
            France............................................  5.4%
            Denmark...........................................  5.2%
            Finland...........................................  4.4%
            Sweden............................................  4.4%
            United States.....................................  4.2%
            Switzerland.......................................  3.4%
            Australia.........................................  2.7%
            Bermuda...........................................  2.6%
            Singapore.........................................  2.1%
            Taiwan............................................  1.8%
            Italy.............................................  1.7%
            South Korea.......................................  1.6%
            Greece............................................  1.5%
            Cayman Islands....................................  1.3%
            Ireland...........................................  1.3%
            Austria...........................................  1.2%
            Netherlands.......................................  1.2%
            Malaysia..........................................  1.0%
            Norway............................................  1.0%
            Belgium...........................................  0.8%
            China.............................................  0.6%
            Thailand..........................................  0.6%
            Indonesia.........................................  0.4%
            Spain.............................................  0.4%
            Hong Kong.........................................  0.3%
            India.............................................  0.3%
            New Zealand.......................................  0.3%
            Philippines.......................................  0.3%
                                                               ----
                                                               99.0%
                                                               ====

*  Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                                    Value
                 Security Description                   Shares   (Note 2)(1)
   -------------------------------------------------------------------------
   COMMON STOCK -- 92.2%
   Australia -- 2.7%
    Austal, Ltd......................................    468,542 $ 1,358,392
    Bradken, Ltd.....................................    152,556   1,326,593
    Candle Australia, Ltd............................    601,889   1,627,338
    Dyno Nobel, Ltd..................................    663,652   1,365,482
    IBT Education, Ltd...............................    323,729     561,727
    JB Hi - Fi, Ltd..................................    126,877   1,298,214
    Jubilee Mines NL.................................    100,119   1,266,813
    MacArthur Coal, Ltd..............................    206,129   1,172,771
    Neptune Marine Services, Ltd.+...................  1,131,259     817,880
    Oakton, Ltd......................................    301,565   1,332,899
    Primary Health Care, Ltd.........................     55,054     494,231
    Seek, Ltd........................................    116,670     787,963
    Tassal Group, Ltd................................    503,259   1,383,167
    Tox Free Solutions, Ltd.+........................    633,261   1,136,427
    Transfield Services, Ltd.........................    108,594   1,168,991
    West Australian Newspapers Holdings, Ltd.........    129,974   1,633,052
    WorleyParsons, Ltd...............................     33,888   1,075,212
                                                                 -----------
                                                                  19,807,152
                                                                 -----------
   Austria -- 1.2%
    Andritz AG.......................................    131,351   8,524,170
                                                                 -----------
   Belgium -- 0.8%
    EVS Broadcast Equipment SA.......................     66,146   6,061,914
                                                                 -----------
   Bermuda -- 2.6%
    Fairwood, Ltd....................................    497,000     627,980
    FerroChina, Ltd..................................  1,299,000   1,681,359
    Global Sources, Ltd.+............................     42,400     817,472
    Glorious Sun Enterprises, Ltd....................  4,188,000   2,016,874
    IT, Ltd..........................................  9,502,000   1,905,982
    Pacific Basin Shipping, Ltd......................  1,804,000   3,295,422
    Playmates Holdings, Ltd.......................... 12,912,000   1,495,067
    Regal Hotels International Holdings, Ltd......... 17,062,000   1,325,233
    Sino Techfibre, Ltd..............................  2,072,000   1,815,074
    TPV Technology, Ltd..............................  2,300,000   1,454,791
    Varitronix International, Ltd....................    324,000     262,187
    VTech Holdings, Ltd..............................    278,000   2,125,364
                                                                 -----------
                                                                  18,822,805
                                                                 -----------
   Cayman Islands -- 1.3%
    AAC Acoustic Technologies Holdings, Inc.+........  1,434,000   1,513,736
    Anta Sports Products, Ltd.+......................  2,097,000   2,132,593
    China Huiyuan Juice Group, Ltd.+.................  1,728,000   2,302,391
    Hans Energy Co., Ltd.+........................... 14,122,000   1,173,426
    Shenzhou International Group Holdings, Ltd.......  2,028,000   1,006,866
    SINA Corp.+......................................     34,300   1,429,624
                                                                 -----------
                                                                   9,558,636
                                                                 -----------
   China -- 0.6%
    China BlueChemical, Ltd..........................  2,936,000   1,663,362
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd.......................................  2,280,000   1,180,853
    Travelsky Technology, Ltd........................  2,099,000   1,716,466
                                                                 -----------
                                                                   4,560,681
                                                                 -----------
   Denmark -- 5.2%
    Bang & Olufsen A/S, Class B......................     60,998   6,663,998
    FLSmidth & Co. A/S...............................    142,990  13,505,746
    Genmab A/S+......................................     72,880   4,306,657
    NKT Holding A/S..................................     64,134   6,793,502
    Royal UNIBREW A/S................................     60,806   7,103,369
                                                                 -----------
                                                                  38,373,272
                                                                 -----------
   Finland -- 4.4%
    KCI Konecranes Oyj...............................    193,312   7,377,338
    Lassila & Tikanoja Oyj...........................    123,960   3,855,588

                                                                        Value
                  Security Description                      Shares   (Note 2)(1)

--------------------------------------------------------------------------------
Finland (continued)
  Nokian Renkaat Oyj.....................................    275,842 $ 9,716,051
  Ramirent Oyj...........................................    491,600  11,717,175
                                                                     -----------
                                                                      32,666,152
                                                                     -----------
France -- 5.4%
  Guerbet................................................     21,535   4,345,554
  IMS International Metal Service........................     88,406   3,847,343
  Ingenico SA............................................    158,558   4,094,119
  Laurent - Perrier......................................     19,110   3,028,124
  Neopost SA.............................................     53,609   8,207,664
  Sechilienne SA.........................................     86,163   6,324,868
  Teleperformance........................................    136,576   5,603,916
  Virbac SA..............................................     47,030   4,007,906
                                                                     -----------
                                                                      39,459,494
                                                                     -----------
Germany -- 10.3%
  AWD Holding AG.........................................    230,519   7,777,497
  Bauer AG...............................................     80,380   6,055,508
  ElringKlinger AG.......................................     87,256   8,036,626
  Fielmann AG............................................    161,137  10,610,511
  Kloeckner & Co. AG.....................................    196,932  12,069,513
  Pfleiderer AG..........................................    199,478   5,094,198
  Rational AG............................................     21,045   3,928,701
  Software AG............................................     65,115   6,494,979
  Symrise AG+............................................    316,555   8,217,993
  Wincor Nixdorf AG......................................     83,020   7,154,417
                                                                     -----------
                                                                      75,439,943
                                                                     -----------
Greece -- 1.5%
  Athens Stock Exchange SA...............................    411,843  11,266,606
                                                                     -----------
Hong Kong -- 0.3%
  China Everbright International, Ltd....................  2,736,000   1,074,187
  Shaw Brothers (Hong Kong), Ltd.........................    430,000     821,401
                                                                     -----------
                                                                       1,895,588
                                                                     -----------
India -- 0.3%
  Asian Paints, Ltd......................................      2,403      55,568
  Chennai Petroleum Corp., Ltd...........................    292,380   1,880,129
                                                                     -----------
                                                                       1,935,697
                                                                     -----------
Indonesia -- 0.4%
  Medco Energi Internasional Tbk PT......................  2,314,000     966,175
  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT+.    135,000      93,581
  Ramayana Lestari Sentosa Tbk PT........................ 13,705,000   1,242,964
  United Tractors Tbk PT.................................  1,096,000     950,893
                                                                     -----------
                                                                       3,253,613
                                                                     -----------
Ireland -- 1.3%
  Kingspan Group PLC.....................................    314,761   8,157,166
  Norkom Group PLC+......................................    688,560   1,612,067
                                                                     -----------
                                                                       9,769,233
                                                                     -----------
Italy -- 1.7%
  ASM SpA................................................    866,040   5,117,113
  Digital Multimedia Technologies SpA+...................     41,060   3,088,218
  Piccolo Credito Valtellinese Scarl.....................     30,051     413,886
  Tod's SpA..............................................     44,551   3,918,503
                                                                     -----------
                                                                      12,537,720
                                                                     -----------
Japan -- 28.6%
  Amano Corp.............................................    151,100   1,838,871
  Asahi Soft Drinks Co, Ltd..............................    253,000   3,664,288
  Chugoku Marine Paints, Ltd.............................    440,000   4,994,127
  Daiichi Chuo Kisen Kaisha..............................    173,000   1,311,088
  Dena Co., Ltd..........................................        901   3,900,786

VALIC Company II International Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                  Security Description                  Shares  (Note 2)(1)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Japan (continued)
    Digital Garage, Inc.+..............................   1,289 $  1,225,447
    Disco Corp.........................................  54,100    3,178,782
    Don Quijote Co, Ltd................................ 340,000    7,029,899
    en - japan, Inc....................................     582    2,166,648
    EPS Co., Ltd.......................................     638    2,056,004
    Exedy Corp......................................... 175,300    5,096,550
    Fujimi, Inc........................................ 118,500    2,799,480
    Glory, Ltd.........................................  48,200    1,425,210
    Harmonic Drive Systems, Inc........................     353    1,527,371
    HIS Co., Ltd....................................... 193,400    4,890,792
    Hisamitsu Pharmaceutical Co., Inc.................. 120,300    3,307,987
    Hitachi Systems & Services, Ltd.................... 131,000    2,577,115
    Imagineer Co., Ltd.................................  60,000    1,218,929
    Intelligence, Ltd..................................     797    1,172,451
    Iriso Electronics Co., Ltd.........................  58,900    1,427,325
    Japan Aviation Electronics Industry, Ltd........... 270,000    3,923,434
    Japan Steel Works, Ltd............................. 392,000    5,851,840
    Kaga Electronics Co., Ltd..........................  88,000    1,514,997
    Kakaku.com, Inc....................................   1,019    2,715,198
    Kenedix, Inc.......................................     984    1,444,973
    Kitz Corp.......................................... 243,000    2,134,151
    Koito Manufacturing Co., Ltd....................... 249,000    2,821,142
    Kyoritsu Maintenance Co., Ltd...................... 158,000    3,047,094
    La Parler Co., Ltd.................................   1,247    1,132,431
    Land Business Co., Ltd.............................     215      177,167
    Lintec Corp........................................ 174,000    3,259,477
    Mani, Inc..........................................  29,800    1,570,853
    MCJ Co., Ltd.+.....................................   1,182      505,928
    Miraca Holdings, Inc............................... 104,000    2,214,258
    Miraial Co., Ltd...................................  38,600    2,248,420
    Mitsubishi UFJ Lease & Finance Co., Ltd............  68,610    2,712,549
    Modec, Inc......................................... 158,000    4,925,202
    Moshi Moshi Hotline, Inc........................... 120,600    5,607,036
    Nabtesco Corp...................................... 416,000    5,819,749
    Nichias Corp....................................... 478,000    5,027,828
    Nihon Dempa Kogyo Co., Ltd.........................  62,400    3,671,139
    Nishimatsuya Chain Co., Ltd........................ 225,200    2,968,179
    Nissha Printing Co, Ltd............................  53,400    1,487,076
    NPC, Inc...........................................  28,000      704,897
    Obic Co, Ltd.......................................  22,870    4,526,448
    Okasan Holdings, Inc............................... 450,000    2,674,856
    Otsuka Corp........................................  58,900    5,946,927
    Park24 Co, Ltd..................................... 138,600    1,334,748
    Resort Solution Co., Ltd...........................  86,000      374,344
    ResortTrust, Inc................................... 229,500    5,038,838
    Right On Co., Ltd..................................     250        2,609
    Rohto Pharmaceutical Co., Ltd...................... 201,000    2,315,933
    Saint Marc Holdings Co., Ltd.......................  45,700    1,984,081
    Sankyu, Inc........................................ 589,000    3,266,278
    Sasebo Heavy Industries Co., Ltd................... 589,000    3,606,804
    Sato Corp.......................................... 132,000    2,555,154
    Secom Techno Service Co., Ltd......................  63,000    2,231,929
    Star Micronics Co., Ltd............................ 247,400    7,241,665
    Sumco Techxiv Corp.................................  15,200    1,016,260
    Sysmex Corp........................................ 119,900    4,300,907
    Taiyo Ink Manufacturing Co., Ltd................... 103,300    2,937,648
    Takeei Corp.+......................................   2,800      297,224
    Teikoku Piston Ring Co., Ltd....................... 248,100    1,930,644
    Telepark Corp......................................   1,178    1,465,949
    The Kagoshima Bank, Ltd............................ 243,000    1,760,862
    Toho Pharmaceutical Co., Ltd....................... 131,700    2,271,636
    Toshiba Machine Co., Ltd........................... 241,000    1,798,743
    Toyo Tanso Co., Ltd................................  63,400    6,088,100

                                                                   Value
                 Security Description                  Shares   (Note 2)(1)

   -------------------------------------------------------------------------
   Japan (continued)
    Tsumura & Co.....................................   135,200 $  2,204,494
    Unicharm Petcare Corp............................    40,200    1,684,757
    Union Tool Co....................................    78,300    3,501,613
    USS Co, Ltd......................................    69,550    4,679,417
    Works Applications Co., Ltd......................     3,188    2,641,678
    Xebio Co., Ltd...................................   113,000    2,919,778
    Yamaguchi Financial Group, Inc...................   125,000    1,485,909
                                                                ------------
                                                                 210,380,401
                                                                ------------
   Malaysia -- 1.0%
    IGB Corp. Bhd.................................... 2,272,600    1,584,961
    KNM Group Bhd.................................... 1,073,000    1,384,421
    Muhibbah Engineering Bhd.........................   991,000    2,527,512
    Sarawak Energy Bhd............................... 1,087,700      677,060
    Star Publications Malaysia Bhd................... 1,093,000    1,069,934
    Ta Ann Holdings Bhd..............................   203,620      413,160
                                                                ------------
                                                                   7,657,048
                                                                ------------
   Netherlands -- 1.2%
    Aalberts Industries NV...........................   383,710    9,152,887
                                                                ------------
   New Zealand -- 0.3%
    Nufarm, Ltd......................................   212,275    2,452,613
                                                                ------------
   Norway -- 1.0%
    ProSafe ASA......................................    69,880    1,057,701
    Sevan Marine ASA+................................   630,167    6,136,819
                                                                ------------
                                                                   7,194,520
                                                                ------------
   Philippines -- 0.3%
    Aboitiz Power Corp.+............................. 5,050,000      585,948
    Chemrez Technologies, Inc........................ 8,411,000      768,398
    International Container Term Services, Inc....... 1,670,500    1,166,980
                                                                ------------
                                                                   2,521,326
                                                                ------------
   Singapore -- 2.1%
    CDL Hospitality Trusts........................... 1,620,406    2,353,936
    Ho Bee Investment, Ltd........................... 1,929,000    2,298,150
    Inter - Roller Engineering, Ltd.................. 2,869,000    1,488,477
    Jiutian Chemical Group, Ltd...................... 1,018,000    1,612,796
    Raffles Education Corp., Ltd..................... 1,116,000    1,504,437
    Raffles Medical Group, Ltd....................... 1,806,200    1,803,154
    SC Global Developments, Ltd......................   352,015    1,221,917
    United Test and Assembly Center, Ltd.+........... 3,640,000    2,797,526
                                                                ------------
                                                                  15,080,393
                                                                ------------
   South Korea -- 1.6%
    Jinro Distillers Co., Ltd........................    81,772    1,255,182
    Jinsung T.E.C....................................   191,662    2,578,750
    JVM Co., Ltd.....................................    39,825    1,896,134
    Nexen Tire Corp..................................    60,030    3,231,137
    SSCP Co., Ltd.+..................................    48,700    1,398,884
    The Basic House Co., Ltd.........................   154,140    1,336,914
                                                                ------------
                                                                  11,697,001
                                                                ------------
   Spain -- 0.4%
    Mecalux SA.......................................    82,846    3,261,138
                                                                ------------
   Sweden -- 4.4%
    JM AB............................................   295,603    7,827,194
    Lindab International AB..........................   389,367   10,727,031
    Munters AB.......................................   394,917    5,576,937
    RaySearch Laboratories AB+.......................   138,119    4,511,324
    rnb Retail and Brands AB.........................   325,330    3,421,366
                                                                ------------
                                                                  32,063,852
                                                                ------------

VALIC Company II International Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Shares/
                                                            Principal      Value
                  Security Description                       Amount     (Note 2)(1)
------------------------------------------------------------------------------------
COMMON STOCK (continued)
Switzerland -- 3.4%
  Banque Cantonale Vaudoise..............................        6,901  $  3,260,881
  Basilea Pharmaceutica AG+..............................       26,887     5,857,190
  Compagne Financiere Tradition..........................       22,550     3,620,832
  Gurit Holding AG.......................................        3,432     3,864,799
  Speedel Holding AG+....................................       16,221     2,083,435
  Vontobel Holding AG....................................      122,036     5,965,376
                                                                        ------------
                                                                          24,652,513
                                                                        ------------
Taiwan -- 1.8%
  CyberTAN Technology, Inc...............................      355,680     1,092,084
  Everlight Electronics Co., Ltd.........................      499,511     2,177,810
  International Games System Co., Ltd....................      157,300     1,810,443
  Kinsus Interconnect Technology Corp....................      336,600     1,168,930
  Mosel Vitelic, Inc.....................................      602,970     1,246,696
  Polaris Securities Co., Ltd.+..........................    2,658,000     1,355,640
  Sanyo Electric Taiwan Co., Ltd.........................    1,422,000     1,269,886
  Shin Zu Shing Co., Ltd.................................      205,000     1,350,227
  Tainan Spinning Co., Ltd...............................    3,388,000     1,719,653
                                                                        ------------
                                                                          13,191,369
                                                                        ------------
Thailand -- 0.6%
  BEC World PCL(2).......................................    2,358,800     1,594,992
  Somboon Advance Technology PCL+(2).....................    1,927,600       758,455
  Thoresen Thai Agencies PCL.............................    1,216,100     1,866,743
                                                                        ------------
                                                                           4,220,190
                                                                        ------------
United Kingdom -- 5.5%
  Cookson Group PLC......................................      625,961     9,722,532
  Detica Group PLC.......................................      553,535     3,516,236
  IG Group Holdings PLC..................................    1,282,088     8,115,792
  Luminar PLC............................................      371,137     5,312,103
  Northumbrian Water Group PLC...........................      947,904     6,618,999
  Tanfield Group PLC+....................................    2,356,757     7,534,870
                                                                        ------------
                                                                          40,820,532
                                                                        ------------
Total Common Stock
   (cost $602,345,704)...................................                678,278,459
                                                                        ------------
PREFERRED STOCK -- 2.6%
Germany -- 2.6%
  Fuchs Petrolub AG......................................       88,684     8,203,808
  Hugo Boss AG...........................................      190,209    11,234,766
                                                                        ------------
Total Preferred Stock
   (cost $15,150,493)....................................                 19,438,574
                                                                        ------------
Total Long - Term Investment Securities
   (cost $617,496,197)...................................                697,717,033
                                                                        ------------
REPURCHASE AGREEMENT -- 4.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.68%, dated 08/31/07, to be repurchased
   09/04/07 in the amount of $31,012,118 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 6.00%, due 05/15/11 and having an
   approximate value of $31,927,200
   (cost $30,996,000).................................... $ 30,996,000    30,996,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $648,492,197)(3)................................         99.0%  728,713,033
Other assets less liabilities............................          1.0%    7,130,489
                                                          ------------  ------------
NET ASSETS --                                                    100.0% $735,843,522
                                                          ============  ============

--------
+  Non-income producing security
(1) A substantial number of the Portfolio's holdings were valued using the fair value procedures at August 31, 2007. At August 31, 2007, the aggregate value of these securities was $689,693,052 representing 93.7% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2) Fair valued security; see Note 2
(3) See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Oil Companies -- Integrated......................... 13.4%
           Finance -- Investment Banker/Broker.................  8.9%
           Banks -- Super Regional.............................  6.7%
           Insurance -- Multi-line.............................  5.5%
           Telephone -- Integrated.............................  5.2%
           Diversified Manufacturing Operations................  3.9%
           Schools.............................................  3.3%
           Electric -- Integrated..............................  2.8%
           Investment Management/Advisor Services..............  2.5%
           Retail -- Computer Equipment........................  2.5%
           Tobacco.............................................  2.5%
           Machinery -- Farming................................  2.3%
           Medical -- Drugs....................................  2.3%
           Insurance -- Reinsurance............................  2.2%
           Retail -- Restaurants...............................  2.1%
           Oil Refining & Marketing............................  2.0%
           Commercial Services -- Finance......................  1.8%
           Medical -- HMO......................................  1.8%
           Insurance -- Property/Casualty......................  1.7%
           Internet Security...................................  1.7%
           Wireless Equipment..................................  1.6%
           Batteries/Battery Systems...........................  1.5%
           Registered Investment Companies.....................  1.5%
           Containers -- Paper/Plastic.........................  1.4%
           Retail -- Apparel/Shoe..............................  1.4%
           Computers...........................................  1.3%
           Insurance Brokers...................................  1.2%
           Insurance -- Life/Health............................  1.2%
           Retail -- Auto Parts................................  1.2%
           Television..........................................  1.1%
           Medical -- Wholesale Drug Distribution..............  1.0%
           Toys................................................  1.0%
           Telecom Services....................................  0.9%
           Machinery -- Construction & Mining..................  0.8%
           Vitamins & Nutrition Products.......................  0.8%
           Consumer Products -- Misc...........................  0.7%
           Oil Field Machinery & Equipment.....................  0.7%
           Retail -- Discount..................................  0.7%
           E-Commerce/Products.................................  0.6%
           Physicians Practice Management......................  0.6%
           Coatings/Paint......................................  0.5%
           Real Estate Investment Trusts.......................  0.5%
           Semiconductors Components -- Intergrated Circuits...  0.5%
           Medical Products....................................  0.4%
           Retail -- Consumer Electronics......................  0.4%
           Savings & Loans/Thrifts.............................  0.3%
           Food -- Misc........................................  0.2%
           Gas -- Distribution.................................  0.2%
           Oil Companies -- Exploration & Production...........  0.2%
           Transport -- Marine.................................  0.2%
           Aerospace/Defense...................................  0.1%
                                                                ----
                                                                99.8%
                                                                ====

*  Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.3%
        Aerospace/Defense -- 0.1%
          Lockheed Martin Corp......................   6,100 $   604,754
                                                             -----------
        Banks - Super Regional -- 6.7%
          Bank of America Corp...................... 398,400  20,190,912
          KeyCorp...................................  21,800     725,940
          PNC Financial Services Group, Inc.........  19,600   1,379,252
          Wachovia Corp.............................  40,800   1,998,384
          Wells Fargo & Co..........................  98,400   3,595,536
                                                             -----------
                                                              27,890,024
                                                             -----------
        Batteries/Battery Systems -- 1.5%
          Energizer Holdings, Inc.+.................  58,400   6,186,312
                                                             -----------
        Coatings/Paint -- 0.5%
          The Sherwin - Williams Co.................  30,400   2,097,904
                                                             -----------
        Commercial Services - Finance -- 1.8%
          Deluxe Corp............................... 195,800   7,444,316
                                                             -----------
        Computers -- 1.3%
          Apple, Inc.+..............................  40,300   5,580,744
                                                             -----------
        Consumer Products - Misc. -- 0.7%
          Tupperware Brands Corp....................  97,900   3,014,341
                                                             -----------
        Containers - Paper/Plastic -- 1.4%
          Pactiv Corp.+............................. 200,300   5,858,775
                                                             -----------
        Diversified Manufacturing Operations -- 3.9%
          3M Co.....................................  30,800   2,802,492
          General Electric Co....................... 348,800  13,557,856
                                                             -----------
                                                              16,360,348
                                                             -----------
        E - Commerce/Products -- 0.6%
          NutriSystem, Inc.+........................  47,400   2,570,502
                                                             -----------
        Electric - Integrated -- 2.8%
          CenterPoint Energy, Inc................... 128,300   2,081,026
          FPL Group, Inc............................  20,500   1,206,220
          MDU Resources Group, Inc..................  54,800   1,482,340
          Southern Co............................... 191,200   6,785,688
                                                             -----------
                                                              11,555,274
                                                             -----------
        Finance - Investment Banker/Broker -- 8.9%
          Citigroup, Inc............................ 419,800  19,680,224
          JPMorgan Chase & Co....................... 307,360  13,683,667
          Morgan Stanley............................  62,000   3,866,940
                                                             -----------
                                                              37,230,831
                                                             -----------
        Food - Misc. -- 0.2%
          H.J. Heinz Co.............................  20,300     915,327
          Kraft Foods, Inc., Class A................   1,107      35,490
                                                             -----------
                                                                 950,817
                                                             -----------
        Gas - Distribution -- 0.2%
          Energen Corp..............................  16,900     907,530
                                                             -----------
        Insurance Broker -- 1.2%
          AON Corp.................................. 115,100   4,986,132
                                                             -----------
        Insurance - Life/Health -- 1.2%
          CIGNA Corp................................  99,900   5,162,832
                                                             -----------
        Insurance - Multi-line -- 5.5%
          ACE, Ltd.................................. 114,300   6,601,968
          Allstate Corp.............................  76,800   4,204,800
          MetLife, Inc..............................  79,800   5,111,190
          XL Capital, Ltd., Class A.................  92,100   7,018,020
                                                             -----------
                                                              22,935,978
                                                             -----------

                                                                 Value
                    Security Description               Shares   (Note 2)

      --------------------------------------------------------------------
      Insurance - Property/Casualty -- 1.7%
        Arch Capital Group, Ltd.+.....................  20,200 $ 1,450,966
        Chubb Corp.................................... 110,800   5,665,204
                                                               -----------
                                                                 7,116,170
                                                               -----------
      Insurance - Reinsurance -- 2.2%
        Axis Capital Holdings, Ltd....................  40,900   1,476,490
        PartnerRe, Ltd................................  19,000   1,381,490
        RenaissanceRe Holdings, Ltd................... 108,000   6,186,240
                                                               -----------
                                                                 9,044,220
                                                               -----------
      Internet Security -- 1.7%
        McAfee, Inc.+................................. 195,000   6,971,250
                                                               -----------
      Investment Management/Advisor Services -- 2.5%
        Ameriprise Financial, Inc..................... 122,000   7,443,220
        Franklin Resources, Inc.......................  21,700   2,859,409
                                                               -----------
                                                                10,302,629
                                                               -----------
      Machinery - Construction & Mining -- 0.8%
        Caterpillar, Inc..............................  47,000   3,561,190
                                                               -----------
      Machinery - Farming -- 2.3%
        AGCO Corp.+................................... 220,400   9,521,280
                                                               -----------
      Medical Products -- 0.4%
        Zimmer Holdings, Inc.+........................  20,700   1,621,431
                                                               -----------
      Medical - Drugs -- 2.3%
        Forest Laboratories, Inc.+....................  98,600   3,710,318
        King Pharmaceuticals, Inc.+................... 286,500   4,306,095
        Pfizer, Inc...................................  61,100   1,517,724
        Pharmerica Corp+..............................   6,986     123,862
                                                               -----------
                                                                 9,657,999
                                                               -----------
      Medical - HMO -- 1.8%
        Humana, Inc.+................................. 100,400   6,434,636
        WellCare Health Plans, Inc.+..................  12,500   1,233,750
                                                               -----------
                                                                 7,668,386
                                                               -----------
      Medical - Wholesale Drug Distribution -- 1.0%
        AmerisourceBergen Corp........................  83,800   4,009,830
                                                               -----------
      Oil Companies - Exploration & Production -- 0.2%
        XTO Energy, Inc...............................  16,100     875,196
                                                               -----------
      Oil Companies - Integrated -- 13.4%
        Chevron Corp.................................. 152,100  13,348,296
        ConocoPhillips................................ 140,400  11,497,356
        Exxon Mobil Corp.............................. 291,740  25,010,870
        Marathon Oil Corp.............................  82,500   4,445,925
        Occidental Petroleum Corp.....................  29,500   1,672,355
                                                               -----------
                                                                55,974,802
                                                               -----------
      Oil Field Machinery & Equipment -- 0.7%
        Dresser Rand Group, Inc.+.....................  81,900   3,019,653
                                                               -----------
      Oil Refining & Marketing -- 2.0%
        Frontier Oil Corp.............................  88,900   3,647,567
        Tesoro Corp...................................  60,100   2,964,733
        Western Refining, Inc.........................  33,800   1,752,192
                                                               -----------
                                                                 8,364,492
                                                               -----------
      Physicians Practice Management -- 0.6%
        Pediatrix Medical Group, Inc.+................  41,300   2,463,545
                                                               -----------
      Real Estate Investment Trusts -- 0.5%
        ProLogis......................................  35,300   2,123,648
                                                               -----------
      Retail - Apparel/Shoe -- 1.4%
        Aeropostale, Inc.+............................ 283,200   5,862,240
                                                               -----------

VALIC Company II Large Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                      Value
                 Security Description                     Shares     (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Retail - Auto Parts -- 1.2%
  AutoZone, Inc.+......................................    43,100  $  5,227,599
                                                                   ------------
Retail - Computer Equipment -- 2.5%
  GameStop Corp.+......................................   210,200    10,539,428
                                                                   ------------
Retail - Consumer Electronics -- 0.4%
  RadioShack Corp......................................    63,100     1,499,887
                                                                   ------------
Retail - Discount -- 0.7%
  Big Lots, Inc.+......................................    97,400     2,899,598
                                                                   ------------
Retail - Restaurants -- 2.1%
  McDonald's Corp......................................   176,300     8,682,775
                                                                   ------------
Savings & Loans/Thrifts -- 0.3%
  Washington Mutual, Inc...............................    39,300     1,443,096
                                                                   ------------
Schools -- 3.3%
  Apollo Group, Inc.+..................................    55,300     3,244,451
  DeVry, Inc...........................................    89,990     3,107,355
  ITT Educational Services, Inc.+......................    67,100     7,367,580
                                                                   ------------
                                                                     13,719,386
                                                                   ------------
Semiconductors Components - Integrated Circuits -- 0.5%
  Atmel Corp.+.........................................   396,300     2,100,390
                                                                   ------------
Telecom Services -- 0.9%
  Embarq Corp..........................................    63,500     3,963,670
                                                                   ------------
Telephone - Integrated -- 5.2%
  AT&T, Inc............................................   259,661    10,352,684
  CenturyTel, Inc......................................    70,200     3,368,196
  Citizens Communications Co...........................   129,100     1,873,241
  Verizon Communications, Inc..........................   152,600     6,390,888
                                                                   ------------
                                                                     21,985,009
                                                                   ------------
Television -- 1.1%
  CBS Corp., Class B...................................   141,100     4,446,061
                                                                   ------------
Tobacco -- 2.5%
  Loews Corp. -- Carolina Group........................    69,900     5,320,788
  Universal Corp.......................................   102,400     5,030,912
                                                                   ------------
                                                                     10,351,700
                                                                   ------------
Toys -- 1.0%
  Mattel, Inc..........................................   192,000     4,152,960
                                                                   ------------
Transport - Marine -- 0.2%
  Overseas Shipholding Group, Inc......................    10,200       728,280
                                                                   ------------
Vitamins & Nutrition Products -- 0.8%
  NBTY, Inc.+..........................................    96,200     3,530,540
                                                                   ------------
Wireless Equipment -- 1.6%
  Motorola, Inc........................................   395,500     6,703,725
                                                                   ------------
Total Long - Term Investment Securities
   (cost $392,552,575).................................             411,469,479
                                                                   ------------
SHORT - TERM INVESTMENT SECURITIES -- 1.5%
Registered Investment Company -- 1.5%
  American Advantage Money Market Fund
   (cost $6,009,199)................................... 6,009,199     6,009,199
                                                                   ------------
TOTAL INVESTMENTS
   (cost $398,561,774)(1)..............................      99.8%  417,478,678
Other assets less liabilities..........................       0.2%    1,029,179
                                                        ---------  ------------
NET ASSETS --                                               100.0% $418,507,857
                                                        =========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Engineering/R&D Services............................ 3.9%
           Retail -- Apparel/Shoe.............................. 3.6%
           Electronic Components -- Semiconductors............. 3.4%
           Containers -- Metal/Glass........................... 3.2%
           Apparel Manufacturers............................... 3.0%
           Oil Field Machinery & Equipment..................... 2.8%
           Medical -- Drugs.................................... 2.6%
           Metal Processors & Fabrication...................... 2.6%
           Casino Services..................................... 2.4%
           Repurchase Agreements............................... 2.4%
           Oil Companies -- Exploration & Production........... 2.3%
           Wireless Equipment.................................. 2.1%
           Cellular Telecom.................................... 2.0%
           Diversified Manufacturing Operations................ 2.0%
           Computer Services................................... 1.9%
           Oil & Gas Drilling.................................. 1.8%
           Advertising Sales................................... 1.6%
           Computers -- Memory Devices......................... 1.6%
           Consumer Products -- Misc........................... 1.6%
           Private Corrections................................. 1.5%
           Telecommunication Equipment......................... 1.5%
           Wire & Cable Products............................... 1.5%
           Entertainment Software.............................. 1.4%
           Finance -- Investment Banker/Broker................. 1.4%
           Aerospace/Defense................................... 1.2%
           Medical -- Biomedical/Gene.......................... 1.2%
           Medical -- HMO...................................... 1.2%
           Retail -- Drug Store................................ 1.2%
           Retail -- Pet Food & Supplies....................... 1.2%
           Rubber -- Tires..................................... 1.2%
           Transactional Software.............................. 1.2%
           Computers -- Integrated Systems..................... 1.1%
           Diagnostic Equipment................................ 1.1%
           E-Marketing/Info.................................... 1.1%
           Physical Therapy/Rehabilation Centers............... 1.1%
           Retail -- Sporting Goods............................ 1.1%
           Semiconductor Equipment............................. 1.1%
           Agricultural Chemicals.............................. 1.0%
           Banks -- Fiduciary.................................. 1.0%

           Consulting Services.................................  1.0%
           Electronic Connectors...............................  1.0%
           Pipelines...........................................  1.0%
           Research & Development..............................  1.0%
           Telephone -- Integrated.............................  1.0%
           X-Ray Equipment.....................................  1.0%
           Applications Software...............................  0.9%
           Data Processing/Management..........................  0.9%
           Electric -- Integrated..............................  0.9%
           Electronic Design Automation........................  0.9%
           Food -- Misc........................................  0.9%
           Machinery -- Construction & Mining..................  0.9%
           Pharmacy Services...................................  0.9%
           Retail -- Restaurants...............................  0.9%
           Steel -- Specialty..................................  0.9%
           Telecom Services....................................  0.9%
           Transport -- Services...............................  0.9%
           Aerospace/Defense -- Equipment......................  0.8%
           Chemicals -- Diversified............................  0.8%
           E-Commerce/Services.................................  0.8%
           Finance -- Mortgage Loan/Banker.....................  0.8%
           Semiconductors Components -- Integrated Circuits....  0.8%
           Finance -- Other Services...........................  0.7%
           Industrial Automated/Robotic........................  0.7%
           Medical Information Systems.........................  0.7%
           Banks -- Commercial.................................  0.6%
           Investment Companies................................  0.6%
           Respiratory Products................................  0.6%
           Retail -- Computer Equipment........................  0.6%
           Transport -- Marine.................................  0.6%
           Medical Products....................................  0.5%
           Non -- Ferrous Metals...............................  0.5%
           Real Estate Management/Services.....................  0.5%
           Real Estate Operations & Development................  0.5%
           Schools.............................................  0.5%
           Oil -- Field Services...............................  0.4%
           Beverages -- Non-alcoholic..........................  0.2%
                                                                ----
                                                                99.2%
                                                                ====

*  Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                  Value
                    Security Description                 Shares  (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.0%
      Advertising Sales -- 1.6%
       Clear Channel Outdoor Holdings, Inc., Class A+... 17,055 $  432,856
       Focus Media Holding, Ltd. ADR+................... 22,783    917,471
                                                                ----------
                                                                 1,350,327
                                                                ----------
      Aerospace/Defense -- 1.2%
       Spirit Aerosystems Holdings, Inc., Class A+...... 28,989  1,036,357
                                                                ----------
      Aerospace/Defense - Equipment -- 0.8%
       BE Aerospace, Inc.+.............................. 16,627    647,954
                                                                ----------
      Agricultural Chemicals -- 1.0%
       Potash Corp. of Saskatchewan, Inc................  9,650    854,604
                                                                ----------
      Apparel Manufacturers -- 3.0%
       Coach, Inc.+..................................... 15,422    686,742
       Hanesbrands, Inc.+............................... 38,955  1,167,092
       Polo Ralph Lauren Corp...........................  8,803    664,978
                                                                ----------
                                                                 2,518,812
                                                                ----------
      Applications Software -- 0.9%
       Citrix Systems, Inc.+............................ 21,716    789,377
                                                                ----------
      Banks - Commercial -- 0.6%
       Signature Bank+.................................. 13,983    483,252
                                                                ----------
      Banks - Fiduciary -- 1.0%
       Northern Trust Corp.............................. 13,561    833,459
                                                                ----------
      Beverages - Non-alcoholic -- 0.2%
       Hansen Natural Corp.+............................  3,970    178,293
                                                                ----------
      Casino Services -- 2.4%
       International Game Technology.................... 22,196    847,221
       Scientific Games Corp., Class A+................. 33,490  1,168,466
                                                                ----------
                                                                 2,015,687
                                                                ----------
      Cellular Telecom -- 2.0%
       Leap Wireless International, Inc.+...............  4,342    314,795
       NII Holdings, Inc.+.............................. 17,783  1,408,058
                                                                ----------
                                                                 1,722,853
                                                                ----------
      Chemicals - Diversified -- 0.8%
       Wacker Chemie AG(2)..............................  3,217    702,936
                                                                ----------
      Computer Services -- 1.9%
       Cognizant Technology Solutions Corp., Class A+... 11,134    818,461
       IHS, Inc.+....................................... 16,394    827,405
                                                                ----------
                                                                 1,645,866
                                                                ----------
      Computers - Integrated Systems -- 1.1%
       NCR Corp.+.......................................  9,918    493,619
       Riverbed Technology, Inc.+.......................  9,791    434,720
                                                                ----------
                                                                   928,339
                                                                ----------
      Computers - Memory Devices -- 1.6%
       Network Appliance, Inc.+......................... 17,887    498,332
       SanDisk Corp.+................................... 14,806    830,024
                                                                ----------
                                                                 1,328,356
                                                                ----------
      Consulting Services -- 1.0%
       Gartner, Inc.+................................... 36,857    814,908
                                                                ----------
      Consumer Products - Misc. -- 1.6%
       Jarden Corp.+.................................... 40,119  1,315,502
                                                                ----------
      Containers - Metal/Glass -- 3.2%
       Crown Holdings, Inc.+............................ 51,986  1,248,704
       Owens - Illinois, Inc.+.......................... 37,201  1,496,224
                                                                ----------
                                                                 2,744,928
                                                                ----------


                                                                  Value
                    Security Description                 Shares  (Note 2)

      --------------------------------------------------------------------
      Data Processing/Management -- 0.9%
       Fidelity National Information Services, Inc...... 16,676 $  790,442
                                                                ----------
      Diagnostic Equipment -- 1.1%
       Gen - Probe, Inc.+............................... 14,369    919,903
                                                                ----------
      Diversified Manufacturing Operations -- 2.0%
       Acuity Brands, Inc............................... 14,828    779,063
       Cooper Industries, Ltd. Class A.................. 17,354    888,004
                                                                ----------
                                                                 1,667,067
                                                                ----------
      E - Commerce/Services -- 0.8%
       Orbitz Worldwide, Inc.+.......................... 53,396    666,916
                                                                ----------
      E - Marketing/Info -- 1.1%
       Digital River, Inc.+............................. 20,057    929,843
                                                                ----------
      Electric - Integrated -- 0.9%
       Constellation Energy Group, Inc..................  8,727    723,817
                                                                ----------
      Electronic Components - Semiconductors -- 3.4%
       MEMC Electronic Materials, Inc.+................. 14,363    882,175
       Nvidia Corp.+.................................... 19,153    979,868
       ON Semiconductor Corp.+.......................... 86,125  1,009,385
                                                                ----------
                                                                 2,871,428
                                                                ----------
      Electronic Connectors -- 1.0%
       Amphenol Corp., Class A.......................... 24,624    889,173
                                                                ----------
      Electronic Design Automation -- 0.9%
       Cadence Design Systems, Inc.+.................... 35,771    776,946
                                                                ----------
      Engineering/R&D Services -- 3.9%
       Foster Wheeler, Ltd.+............................ 14,240  1,686,586
       McDermott International, Inc.+................... 17,253  1,656,115
                                                                ----------
                                                                 3,342,701
                                                                ----------
      Entertainment Software -- 1.4%
       Electronic Arts, Inc.+...........................  7,930    419,814
       THQ, Inc.+....................................... 27,324    786,658
                                                                ----------
                                                                 1,206,472
                                                                ----------
      Finance - Investment Banker/Broker -- 1.4%
       FBR Capital Markets Corp.+....................... 24,268    323,492
       MF Global, Ltd.+................................. 33,371    899,015
                                                                ----------
                                                                 1,222,507
                                                                ----------
      Finance - Other Services -- 0.7%
       IntercontinentalExchange, Inc.+..................  4,003    583,918
                                                                ----------
      Food - Misc. -- 0.9%
       Corn Products International, Inc................. 17,148    775,090
                                                                ----------
      Industrial Automated/Robotic -- 0.7%
       Intermec, Inc.+.................................. 25,833    634,200
                                                                ----------
      Investment Companies -- 0.6%
       KKR Financial Holdings, LLC...................... 34,896    540,539
                                                                ----------
      Machinery - Construction & Mining -- 0.9%
       Joy Global, Inc.................................. 16,835    730,471
                                                                ----------
      Medical Information Systems -- 0.7%
       Allscripts Healthcare Solutions, Inc.+........... 25,000    565,250
                                                                ----------
      Medical Products -- 0.5%
       Henry Schein, Inc.+..............................  7,200    418,968
                                                                ----------
      Medical - Biomedical/Gene -- 1.2%
       AMAG Pharmaceuticals, Inc.+......................  9,000    491,850
       Genzyme Corp.+...................................  8,400    524,244
                                                                ----------
                                                                 1,016,094
                                                                ----------

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical - Drugs -- 2.6%
         Adams Respiratory Therapeutics, Inc.+......... 12,000 $  462,720
         Cephalon, Inc.+............................... 12,100    908,105
         Shire PLC(2).................................. 32,500    848,780
                                                               ----------
                                                                2,219,605
                                                               ----------
       Medical - HMO -- 1.2%
         Humana, Inc.+................................. 15,600    999,804
                                                               ----------
       Metal Processors & Fabrication -- 2.6%
         Kaydon Corp................................... 18,780    991,584
         Precision Castparts Corp......................  9,253  1,205,758
                                                               ----------
                                                                2,197,342
                                                               ----------
       Non - Ferrous Metals -- 0.5%
         Titanium Metals Corp.+........................ 13,530    424,166
                                                               ----------
       Oil & Gas Drilling -- 1.8%
         ENSCO International, Inc...................... 19,707  1,068,514
         Noble Corp....................................  9,600    470,976
                                                               ----------
                                                                1,539,490
                                                               ----------
       Oil Companies - Exploration & Production -- 2.3%
         Carrizo Oil & Gas, Inc.+...................... 16,500    647,955
         Pioneer Natural Resources Co..................  9,943    408,160
         Southwestern Energy Co.+...................... 24,700    918,593
                                                               ----------
                                                                1,974,708
                                                               ----------
       Oil Field Machinery & Equipment -- 2.8%
         Cameron International Corp.+.................. 12,521  1,023,842
         National - Oilwell Varco, Inc.+............... 10,276  1,315,328
                                                               ----------
                                                                2,339,170
                                                               ----------
       Oil - Field Services -- 0.4%
         Hercules Offshore, Inc.+...................... 14,800    376,512
                                                               ----------
       Pharmacy Services -- 0.9%
         Express Scripts, Inc.+........................ 13,200    722,700
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 1.1%
         Psychiatric Solutions, Inc.+.................. 25,400    936,244
                                                               ----------
       Pipelines -- 1.0%
         Williams Cos., Inc............................ 26,000    806,000
                                                               ----------
       Private Corrections -- 1.5%
         Corrections Corp. of America+................. 50,257  1,289,595
                                                               ----------
       Real Estate Management/Services -- 0.5%
         CB Richard Ellis Group, Inc., Class A+........ 15,330    452,542
                                                               ----------
       Real Estate Operations & Development -- 0.5%
         Meruelo Maddux Properties, Inc.+.............. 74,649    448,641
                                                               ----------
       Research & Development -- 1.0%
         Pharmaceutical Product Development, Inc....... 25,033    876,906
                                                               ----------
       Respiratory Products -- 0.6%
         ResMed, Inc.+................................. 11,700    475,722
                                                               ----------
       Retail - Apparel/Shoe -- 3.6%
         Abercrombie & Fitch Co., Class A.............. 15,549  1,223,707
         Aeropostale, Inc.+............................ 19,057    394,480
         Ross Stores, Inc.............................. 25,787    717,652
         Under Armour, Inc., Class A+.................. 10,526    684,295
                                                               ----------
                                                                3,020,134
                                                               ----------


                                                                    Value
                   Security Description                   Shares   (Note 2)
  ---------------------------------------------------------------------------
  Retail - Computer Equipment -- 0.6%
    GameStop Corp.+......................................   9,712 $   486,960
                                                                  -----------
  Retail - Drug Store -- 1.2%
    Shoppers Drug Mart Corp..............................  20,588   1,038,368
                                                                  -----------
  Retail - Pet Food & Supplies -- 1.2%
    PetSmart, Inc........................................  28,093     974,827
                                                                  -----------
  Retail - Restaurants -- 0.9%
    Burger King Holdings, Inc............................  33,328     790,207
                                                                  -----------
  Retail - Sporting Goods -- 1.1%
    Dick's Sporting Goods, Inc.+.........................  13,965     906,329
                                                                  -----------
  Rubber - Tires -- 1.2%
    The Goodyear Tire & Rubber Co.+......................  35,676     986,798
                                                                  -----------
  School -- 0.5%
    Apollo Group, Inc.+..................................   7,014     411,511
                                                                  -----------
  Semiconductor Equipment -- 1.1%
    FormFactor, Inc.+....................................   9,695     439,765
    KLA - Tencor Corp....................................   8,860     509,184
                                                                  -----------
                                                                      948,949
                                                                  -----------
  Semiconductors Components - Integrated Circuits -- 0.8%
    Maxim Integrated Products, Inc.......................  23,505     705,385
                                                                  -----------
  Steel - Specialty -- 0.9%
    Allegheny Technologies, Inc..........................   7,971     792,238
                                                                  -----------
  Telecom Services -- 0.9%
    Amdocs, Ltd.+........................................  22,741     802,757
                                                                  -----------
  Telecommunication Equipment -- 1.5%
    CommScope, Inc.+.....................................  16,200     916,920
    Comverse Technology, Inc.+...........................  22,536     377,478
                                                                  -----------
                                                                    1,294,398
                                                                  -----------
  Telephone - Integrated -- 1.0%
    Level 3 Communications, Inc.+........................ 157,206     822,187
                                                                  -----------
  Transactional Software -- 1.2%
    VeriFone Holdings, Inc.+.............................  27,014     998,437
                                                                  -----------
  Transport - Marine -- 0.6%
    American Commercial Lines, Inc.+.....................  19,017     491,209
                                                                  -----------
  Transport - Services -- 0.9%
    UTI Worldwide, Inc...................................  34,328     763,798
                                                                  -----------
  Wire & Cable Products -- 1.5%
    General Cable Corp.+.................................  22,535   1,311,086
                                                                  -----------
  Wireless Equipment -- 2.1%
    American Tower Corp., Class A+.......................  23,276     922,195
    Crown Castle International Corp.+....................  23,196     852,685
                                                                  -----------
                                                                    1,774,880
                                                                  -----------
  X - Ray Equipment -- 1.0%
    Hologic, Inc.+.......................................  15,300     813,195
                                                                  -----------
  Total Common Stock
     (cost $74,093,951)..................................          81,396,355
                                                                  -----------

VALIC Company II Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Shares/
                                                             Principal    Value
                   Security Description                       Amount     (Note 2)
-----------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
Finance - Mortgage Loan/Banker -- 0.8%
  Thornburg Mortgage, Inc. 10.00%
   (cost $675,000).........................................     27,000  $   708,750
                                                                        -----------
Total Long - Term Investment Securities
   (cost $74,768,951)......................................              82,105,105
                                                                        -----------
REPURCHASE AGREEMENT -- 2.4%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.68%, dated 08/31/07, to be repurchased
   09/04/07 in the amount of $2,018,048 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   3.75% due 08/15/08 and having approximate value of
   $2,078,891
   (cost $2,017,000)....................................... $2,017,000    2,017,000
                                                                        -----------
TOTAL INVESTMENTS
   (cost $76,785,951)(1)...................................       99.2%  84,122,105
Other assets less liabilities..............................        0.8%     642,661
                                                            ----------  -----------
NET ASSETS --                                                    100.0% $84,764,766
                                                            ==========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.
(2)Security was valued using fair value procedures at August 31, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Electric -- Integrated.............................. 5.1%
           Banks -- Commercial................................. 3.3%
           Diversified Manufacturing Operations................ 3.1%
           Chemicals -- Diversified............................ 2.6%
           Containers -- Metal/Glass........................... 2.3%
           Oil Companies -- Exploration & Production........... 2.3%
           Aerospace/Defense -- Equipment...................... 2.2%
           Real Estate Investment Trusts....................... 2.1%
           Insurance -- Life/Health............................ 2.0%
           Medical -- Generic Drugs............................ 2.0%
           Telecom Services.................................... 2.0%
           Financial Guarantee Insurance....................... 1.9%
           Insurance -- Reinsurance............................ 1.9%
           Advertising Services................................ 1.8%
           Electronic Parts Distribution....................... 1.8%
           Semiconductor Equipment............................. 1.8%
           Auto/Truck Parts & Equipment -- Original............ 1.7%
           Chemicals -- Specialty.............................. 1.7%
           Airlines............................................ 1.6%
           Investment Management/Advisor Services.............. 1.6%
           Engineering/R&D Services............................ 1.5%
           Finance -- Investment Banker/Broker................. 1.5%
           Agricultural Operations............................. 1.4%
           Electronic Components -- Semiconductors............. 1.4%
           Food -- Meat Products............................... 1.4%
           Computer Services................................... 1.3%
           Medical -- Drugs.................................... 1.3%
           Repurchase Agreements............................... 1.3%
           Gas -- Distribution................................. 1.2%
           Electronic Components -- Misc....................... 1.1%
           Food -- Misc........................................ 1.1%
           Multimedia.......................................... 1.1%
           Coal................................................ 1.0%
           Garden Products..................................... 1.0%
           Machine Tools & Related Products.................... 1.0%
           Time Deposits....................................... 1.0%
           Building Products -- Air & Heating.................. 0.9%
           Finance -- Commercial............................... 0.9%
           Fisheries........................................... 0.9%
           Retail -- Apparel/Shoe.............................. 0.9%
           Therapeutics........................................ 0.9%
           Transport -- Truck.................................. 0.9%
           Agricultural Chemicals.............................. 0.8%
           Distribution/Wholesale.............................. 0.8%
           Home Decoration Products............................ 0.8%
           Insurance -- Property/Casualty...................... 0.8%
           Medical Information Systems......................... 0.8%
           Telecom Equipment -- Fiber Optics................... 0.8%
           Transport -- Equipment & Leasng..................... 0.8%
           Transport -- Marine................................. 0.8%
           Electronic Connectors............................... 0.7%
           Industrial Gases.................................... 0.7%
           Internet Security................................... 0.7%
           Medical Products.................................... 0.7%
           Metal -- Iron....................................... 0.7%
           Printing -- Commercial.............................. 0.7%
           Retail -- Automobile................................ 0.7%
           Retail -- Restaurants............................... 0.7%
           Building -- Residential/Commerical.................. 0.6%
           Food -- Wholesale/Distribution...................... 0.6%
           Non -- Hazardous Waste Disposal..................... 0.6%
           Oil & Gas Drilling.................................. 0.6%
           Rental Auto/Equipment............................... 0.6%
           Retail -- Consumer Electronics...................... 0.6%
           Retail -- Office Supplies........................... 0.6%
           Telecommunication Equipment......................... 0.6%
           Banks -- Fiduciary.................................. 0.5%
           Banks -- Super Regional............................. 0.5%
           Beverages -- Non-alcoholic.......................... 0.5%

           Coatings/Paint......................................  0.5%
           Consulting Services.................................  0.5%
           Machinery -- Farming................................  0.5%
           Metal -- Diversified................................  0.5%
           Paper & Related Products............................  0.5%
           Radio...............................................  0.5%
           Semiconductors Components -- Intergrated Circuits...  0.5%
           Appliances..........................................  0.4%
           Applications Software...............................  0.4%
           Auto -- Cars/Light Trucks...........................  0.4%
           Cable TV............................................  0.4%
           Computers -- Integrated Systems.....................  0.4%
           Consumer Products -- Misc...........................  0.4%
           Electronic Measurement Instruments..................  0.4%
           Energy -- Alternate Sources.........................  0.4%
           Leisure Products....................................  0.4%
           Oil Field Machinery & Equipment.....................  0.4%
           Oil Refining & Marketing............................  0.4%
           Commercial Services.................................  0.3%
           Finance -- Other Services...........................  0.3%
           Insurance Brokers...................................  0.3%
           Machinery -- Construction & Mining..................  0.3%
           Medical -- HMO......................................  0.3%
           Medical -- Wholesale Drug Distribution..............  0.3%
           Oil Companies -- Integrated.........................  0.3%
           Tools -- Hand Held..................................  0.3%
           Diversified Operations..............................  0.2%
           Investment Companies................................  0.2%
           Office Automation & Equipment.......................  0.2%
           Oil -- Field Services...............................  0.2%
           Publishing -- Newspapers............................  0.2%
           Telephone -- Integrated.............................  0.2%
           Real Estate Operations & Development................  0.1%
           Sugar...............................................  0.1%
                                                                ----
                                                                99.8%
                                                                ====

*  Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.5%
      Advertising Services -- 1.8%
        R.H. Donnelley Corp.+........................ 158,325 $ 9,314,260
                                                              -----------
      Aerospace/Defense - Equipment -- 2.2%
        Alliant Techsystems, Inc.+...................  44,700   4,707,357
        Goodrich Corp................................ 109,547   6,918,989
                                                              -----------
                                                               11,626,346
                                                              -----------
      Agricultural Chemicals -- 0.8%
        UAP Holding Corp............................. 133,200   3,984,012
                                                              -----------
      Agricultural Operations -- 1.4%
        Bunge, Ltd...................................  83,351   7,621,615
                                                              -----------
      Airlines -- 1.6%
        AirTran Holdings, Inc.+...................... 133,579   1,403,915
        Northwest Airlines Corp.+.................... 184,200   3,422,436
        UAL Corp.+...................................  78,000   3,702,660
                                                              -----------
                                                                8,529,011
                                                              -----------
      Appliances -- 0.4%
        Whirlpool Corp...............................  21,400   2,063,174
                                                              -----------
      Applications Software -- 0.4%
        Intuit, Inc.+................................  82,123   2,242,779
                                                              -----------
      Auto - Cars/Light Trucks -- 0.4%
        Ford Motor Co.+.............................. 242,389   1,893,058
                                                              -----------
      Auto/Truck Parts & Equipment - Original -- 1.7%
        Autoliv, Inc.................................  32,067   1,839,684
        BorgWarner, Inc..............................  45,343   3,831,484
        WABCO Holdings, Inc..........................  70,067   3,171,232
                                                              -----------
                                                                8,842,400
                                                              -----------
      Banks - Commercial -- 3.3%
        City National Corp...........................  40,847   2,916,067
        Commerce Bancorp, Inc........................ 140,200   5,149,546
        M&T Bank Corp................................  11,971   1,267,490
        Marshall & Ilsley Corp.......................  70,160   3,066,694
        UnionBanCal Corp.............................  27,108   1,593,408
        Webster Financial Corp.......................  62,190   2,640,587
        Zions Bancorp................................  11,880     838,728
                                                              -----------
                                                               17,472,520
                                                              -----------
      Banks - Fiduciary -- 0.5%
        Northern Trust Corp..........................  39,894   2,451,885
                                                              -----------
      Banks - Super Regional -- 0.5%
        KeyCorp......................................  71,888   2,393,870
                                                              -----------
      Beverages - Non-alcoholic -- 0.5%
        Pepsi Bottling Group, Inc....................  82,133   2,840,981
                                                              -----------
      Building Products - Air & Heating -- 0.9%
        American Standard Cos., Inc.................. 130,794   4,817,143
                                                              -----------
      Building - Residential/Commercial -- 0.6%
        Centex Corp..................................  27,825     804,421
        M.D.C, Holdings, Inc.........................  58,500   2,602,665
                                                              -----------
                                                                3,407,086
                                                              -----------
      Cable TV -- 0.4%
        Cablevision Systems Corp., Class A+..........  61,400   2,059,970
                                                              -----------
      Chemicals - Diversified -- 2.6%
        Celanese Corp., Class A...................... 134,600   4,834,832
        FMC Corp.....................................  52,500   4,725,000
        Rohm & Haas Co...............................  68,758   3,887,577
                                                              -----------
                                                               13,447,409
                                                              -----------


                                                                   Value
                   Security Description                  Shares   (Note 2)

    ------------------------------------------------------------------------
    Chemicals - Specialty -- 1.7%
     Chemtura Corp...................................... 354,400 $ 3,264,024
     Cytec Industries, Inc..............................  87,456   5,807,078
                                                                 -----------
                                                                   9,071,102
                                                                 -----------
    Coal -- 1.0%
     Arch Coal, Inc..................................... 112,102   3,305,888
     Peabody Energy Corp................................  40,180   1,708,052
                                                                 -----------
                                                                   5,013,940
                                                                 -----------
    Coatings/Paint -- 0.5%
     The Sherwin-Williams Co............................  34,468   2,378,637
                                                                 -----------
    Commercial Services -- 0.3%
     AerCap Holdings NV+................................  57,665   1,466,998
                                                                 -----------
    Computer Services -- 1.3%
     CACI International, Inc., Class A+................. 120,200   6,132,604
     Electronic Data Systems Corp.......................  41,153     941,992
                                                                 -----------
                                                                   7,074,596
                                                                 -----------
    Computers - Integrated Systems -- 0.4%
     NCR Corp.+.........................................  44,000   2,189,880
                                                                 -----------
    Consulting Services -- 0.5%
     BearingPoint, Inc.+................................ 434,900   2,552,863
                                                                 -----------
    Consumer Products - Misc. -- 0.4%
     Fortune Brands, Inc................................  23,550   1,956,770
                                                                 -----------
    Containers - Metal/Glass -- 2.3%
     Owens - Illinois, Inc.+............................ 305,443  12,284,917
                                                                 -----------
    Distribution/Wholesale -- 0.8%
     United Stationers, Inc.+...........................  70,446   4,157,723
                                                                 -----------
    Diversified Manufacturing Operations -- 3.1%
     Carlisle Cos., Inc.................................  86,424   4,254,653
     Crane Co...........................................  63,663   2,851,466
     Eaton Corp.........................................  23,884   2,250,350
     Ingersoll - Rand Co., Ltd., Class A................  36,876   1,914,971
     Pentair, Inc.......................................  76,200   2,829,306
     Trinity Industries, Inc............................  60,601   2,276,780
                                                                 -----------
                                                                  16,377,526
                                                                 -----------
    Diversified Operations -- 0.2%
     Walter Industries, Inc.............................  38,200     965,696
                                                                 -----------
    Electric - Integrated -- 5.1%
     Constellation Energy Group, Inc....................  22,426   1,860,012
     Edison International...............................  55,373   2,918,711
     Northeast Utilities................................ 149,300   4,128,145
     PG&E Corp..........................................  63,585   2,829,532
     PPL Corp........................................... 187,556   9,051,453
     TECO Energy, Inc...................................  99,764   1,580,262
     Wisconsin Energy Corp.............................. 102,136   4,525,646
                                                                 -----------
                                                                  26,893,761
                                                                 -----------
    Electronic Components - Misc. -- 1.1%
     Flextronics International, Ltd.+................... 435,862   4,964,468
     Kingboard Laminates Holdings, Ltd.(2).............. 732,500     653,465
                                                                 -----------
                                                                   5,617,933
                                                                 -----------
    Electronic Components - Semiconductors -- 1.4%
     Fairchild Semiconductor International, Inc.+....... 403,611   7,571,742
                                                                 -----------
    Electronic Connectors -- 0.7%
     Amphenol Corp., Class A............................  95,763   3,458,002
                                                                 -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                          Value
                    Security Description                       Shares    (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Electronic Measurement Instruments -- 0.4%
  Tektronix, Inc.............................................    72,247 $ 2,322,741
                                                                        -----------
Electronic Parts Distribution -- 1.8%
  Arrow Electronics, Inc.+...................................   194,792   8,173,473
  Avnet, Inc.+...............................................    28,407   1,116,679
                                                                        -----------
                                                                          9,290,152
                                                                        -----------
Energy - Alternate Sources -- 0.4%
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR*....................................   183,700   1,201,178
  Brasil Ecodiesel Industria e Comercio de Biocombustiveis e
   Oleos Vegetais SA ADR.....................................   119,900     784,002
                                                                        -----------
                                                                          1,985,180
                                                                        -----------
Engineering/R&D Services -- 1.5%
  Shaw Group, Inc.+..........................................    66,300   3,318,315
  URS Corp.+.................................................    85,575   4,573,128
                                                                        -----------
                                                                          7,891,443
                                                                        -----------
Finance - Commercial -- 0.9%
  CIT Group, Inc.............................................   122,413   4,599,056
                                                                        -----------
Finance - Investment Banker/Broker -- 1.5%
  E*TRADE Financial Corp.+...................................   239,300   3,728,294
  Lazard, Ltd................................................    59,082   2,368,597
  TD Ameritrade Holding Corp.+...............................    88,839   1,612,428
                                                                        -----------
                                                                          7,709,319
                                                                        -----------
Finance - Other Services -- 0.3%
  Solar Cayman, Ltd.(1)(4)...................................   120,200   1,798,192
                                                                        -----------
Financial Guarantee Insurance -- 1.9%
  Ambac Financial Group, Inc.................................   123,034   7,728,996
  MBIA, Inc..................................................    15,218     913,080
  PMI Group, Inc.............................................    48,146   1,525,265
                                                                        -----------
                                                                         10,167,341
                                                                        -----------
Fishery -- 0.9%
  Marine Harvest+(2)......................................... 4,016,000   4,744,299
                                                                        -----------
Food - Meat Products -- 1.4%
  Smithfield Foods, Inc.+....................................    86,801   2,840,997
  Tyson Foods, Inc., Class A.................................   218,528   4,709,278
                                                                        -----------
                                                                          7,550,275
                                                                        -----------
Food - Misc. -- 1.1%
  ConAgra Foods, Inc.........................................   116,234   2,988,376
  Corn Products International, Inc...........................    63,503   2,870,336
                                                                        -----------
                                                                          5,858,712
                                                                        -----------
Food - Wholesale/Distribution -- 0.6%
  SUPERVALU, Inc.............................................    70,447   2,969,341
                                                                        -----------
Garden Products -- 1.0%
  Toro Co....................................................    90,200   5,335,330
                                                                        -----------
Gas - Distribution -- 1.2%
  Sempra Energy..............................................    54,385   2,992,806
  UGI Corp...................................................   125,616   3,209,489
                                                                        -----------
                                                                          6,202,295
                                                                        -----------
Home Decoration Products -- 0.8%
  Newell Rubbermaid, Inc.....................................   154,583   3,986,696
                                                                        -----------
Industrial Gases -- 0.7%
  Airgas, Inc................................................    79,049   3,653,645
                                                                        -----------
Insurance Broker -- 0.3%
  AON Corp...................................................    38,519   1,668,643
                                                                        -----------


                                                                Value
                    Security Description              Shares   (Note 2)

       ------------------------------------------------------------------
       Insurance - Life/Health -- 2.0%
         CIGNA Corp..................................  18,389 $   950,344
         Reinsurance Group of America, Inc...........  87,495   4,751,853
         StanCorp Financial Group, Inc...............  39,894   1,879,007
         UnumProvident Corp.......................... 116,285   2,845,494
                                                              -----------
                                                               10,426,698
                                                              -----------
       Insurance - Property/Casualty -- 0.8%
         Arch Capital Group, Ltd.+...................  12,975     931,994
         W.R. Berkley Corp........................... 109,869   3,283,985
                                                              -----------
                                                                4,215,979
                                                              -----------
       Insurance - Reinsurance -- 1.9%
         Everest Re Group, Ltd.......................  67,556   6,882,605
         Platinum Underwriters Holdings, Ltd.........  84,155   2,918,496
                                                              -----------
                                                                9,801,101
                                                              -----------
       Internet Security -- 0.7%
         McAfee, Inc.+............................... 108,800   3,889,600
                                                              -----------
       Investment Companies -- 0.2%
         KKR Financial Holdings, LLC.................  80,104   1,240,811
                                                              -----------
       Investment Management/Advisor Services -- 1.6%
         Affiliated Managers Group, Inc.+............  35,976   4,074,282
         AllianceBernstein Holding LP................  22,119   1,827,250
         Invesco PLC ADR.............................  99,243   2,450,310
                                                              -----------
                                                                8,351,842
                                                              -----------
       Leisure Products -- 0.4%
         WMS Industries, Inc.+.......................  72,698   2,140,229
                                                              -----------
       Machine Tools & Related Products -- 1.0%
         Kennametal, Inc.............................  67,100   5,412,286
                                                              -----------
       Machinery - Construction & Mining -- 0.3%
         Joy Global, Inc.............................  34,132   1,480,988
                                                              -----------
       Machinery - Farming -- 0.5%
         AGCO Corp.+.................................  59,900   2,587,680
                                                              -----------
       Medical Information Systems -- 0.8%
         IMS Health, Inc............................. 134,800   4,035,912
                                                              -----------
       Medical Products -- 0.7%
         The Cooper Cos., Inc........................  75,100   3,661,876
                                                              -----------
       Medical - Drugs -- 1.3%
         Endo Pharmaceuticals Holdings, Inc.+........ 199,900   6,372,812
         King Pharmaceuticals, Inc.+.................  47,182     709,145
                                                              -----------
                                                                7,081,957
                                                              -----------
       Medical - Generic Drugs -- 2.0%
         Barr Pharmaceuticals, Inc.+................. 132,235   6,728,117
         Impax Laboratories, Inc.+................... 374,015   3,908,457
                                                              -----------
                                                               10,636,574
                                                              -----------
       Medical - HMO -- 0.3%
         Coventry Health Care, Inc.+.................  15,852     909,429
         Humana, Inc.+...............................  14,140     906,233
                                                              -----------
                                                                1,815,662
                                                              -----------
       Medical - Wholesale Drug Distribution -- 0.3%
         AmerisourceBergen Corp......................  28,961   1,385,784
                                                              -----------
       Metal - Diversified -- 0.5%
         Freeport - McMoRan Copper & Gold, Inc.......  32,352   2,828,212
                                                              -----------
       Metal - Iron -- 0.7%
         Cleveland - Cliffs, Inc.....................  48,600   3,706,722
                                                              -----------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Multimedia -- 1.1%
        Cinram International Income Fund.............. 308,067 $ 5,650,812
                                                               -----------
      Non - Hazardous Waste Disposal -- 0.6%
        Republic Services, Inc........................ 109,284   3,397,640
                                                               -----------
      Office Automation & Equipment -- 0.2%
        Xerox Corp.+..................................  51,371     879,985
                                                               -----------
      Oil & Gas Drilling -- 0.6%
        GlobalSantaFe Corp............................  45,285   3,196,668
                                                               -----------
      Oil Companies - Exploration & Production -- 2.3%
        Newfield Exploration Co.+..................... 119,928   5,215,669
        Noble Energy, Inc............................. 110,819   6,656,897
                                                               -----------
                                                                11,872,566
                                                               -----------
      Oil Companies - Integrated -- 0.3%
        Hess Corp.....................................  29,463   1,808,144
                                                               -----------
      Oil Field Machinery & Equipment -- 0.4%
        National - Oilwell Varco, Inc.+...............  17,247   2,207,616
                                                               -----------
      Oil Refining & Marketing -- 0.4%
        Sunoco, Inc...................................  27,530   2,013,544
                                                               -----------
      Oil - Field Services -- 0.2%
        SBM Offshore NV(2)............................  23,428     879,135
                                                               -----------
      Paper & Related Products -- 0.5%
        Smurfit - Stone Container Corp.+.............. 260,884   2,754,935
                                                               -----------
      Printing - Commercial -- 0.7%
        R.R. Donnelley & Sons Co......................  99,137   3,551,087
                                                               -----------
      Publishing - Newspapers -- 0.2%
        Gannett Co., Inc..............................  21,925   1,030,475
                                                               -----------
      Radio -- 0.5%
        Entercom Communications Corp., Class A........ 129,000   2,747,700
                                                               -----------
      Real Estate Investment Trusts -- 2.1%
        Boston Properties, Inc........................  17,220   1,723,206
        Camden Property Trust.........................  17,617   1,083,269
        Developers Diversified Realty Corp............  34,717   1,856,665
        First Industrial Realty Trust, Inc............  74,700   3,046,266
        Liberty Property Trust........................   6,400     249,984
        ProLogis......................................  22,500   1,353,600
        Realty Income Corp............................  33,404     901,908
        Weingarten Realty Investors, Inc..............  16,146     649,231
                                                               -----------
                                                                10,864,129
                                                               -----------
      Real Estate Operations & Development -- 0.1%
        Brookfield Properties Corp....................  29,305     676,359
                                                               -----------
      Rental Auto/Equipment -- 0.6%
        Avis Budget Group, Inc.+...................... 138,000   3,202,980
                                                               -----------
      Retail - Apparel/Shoe -- 0.9%
        Foot Locker, Inc.............................. 125,573   2,098,325
        The Gap, Inc.................................. 139,463   2,616,326
                                                               -----------
                                                                 4,714,651
                                                               -----------
      Retail - Automobile -- 0.7%
        Copart, Inc.+................................. 123,100   3,611,754
                                                               -----------

                                                         Shares/
                                                        Principal     Value
                 Security Description                    Amount      (Note 2)

-------------------------------------------------------------------------------
Retail - Consumer Electronics -- 0.6%
  Circuit City Stores, Inc.............................    270,400 $  2,941,952
                                                                   ------------
Retail - Office Supplies -- 0.6%
  Office Depot, Inc.+..................................    126,200    3,085,590
                                                                   ------------
Retail - Restaurants -- 0.7%
  Ruby Tuesday, Inc....................................     59,980    1,328,557
  Yum! Brands, Inc.....................................     74,937    2,451,939
                                                                   ------------
                                                                      3,780,496
                                                                   ------------
Semiconductor Equipment -- 1.8%
  Varian Semiconductor Equipment Associates, Inc.+.....    165,350    9,198,421
                                                                   ------------
Semiconductors Components - Integrated Circuits -- 0.5%
  Maxim Integrated Products, Inc.......................     84,932    2,548,809
                                                                   ------------
Sugar -- 0.1%
  Cosan, Ltd. Class A..................................     75,400      792,454
                                                                   ------------
Telecom Equipment - Fiber Optics -- 0.8%
  JDS Uniphase Corp.+..................................    272,400    3,966,144
                                                                   ------------
Telecom Services -- 2.0%
  Embarq Corp..........................................     63,200    3,944,944
  Time Warner Telecom, Inc.+...........................    105,527    2,316,318
  Virgin Media, Inc....................................    174,700    4,157,860
                                                                   ------------
                                                                     10,419,122
                                                                   ------------
Telecommunication Equipment -- 0.6%
  Harris Corp..........................................     47,867    2,911,750
                                                                   ------------
Telephone - Integrated -- 0.2%
  Qwest Communications International, Inc.+............    107,101      958,554
                                                                   ------------
Therapeutics -- 0.9%
  Theravance, Inc.+....................................    153,271    4,814,242
                                                                   ------------
Tools - Hand Held -- 0.3%
  Stanley Works........................................     31,368    1,779,820
                                                                   ------------
Transport - Equipment & Leasing -- 0.8%
  Genesis Lease, Ltd. ADR..............................    179,200    4,212,992
                                                                   ------------
Transport - Marine -- 0.8%
  American Commercial Lines, Inc.+.....................    165,300    4,269,699
                                                                   ------------
Transport - Truck -- 0.9%
  Con - way, Inc.......................................     47,061    2,281,517
  Werner Enterprises, Inc..............................    124,295    2,313,130
                                                                   ------------
                                                                      4,594,647
                                                                   ------------
Total Long - Term Investment Securities
   (cost $454,366,803).................................             511,807,050
                                                                   ------------
SHORT - TERM INVESTMENT SECURITIES -- 1.0%
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 09/04/07
   (cost $5,297,000)................................... $5,297,000    5,297,000
                                                                   ------------

VALIC Company II Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                         Shares/
                                                        Principal     Value
                Security Description                     Amount      (Note 2)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.68%, dated 08/31/07, to be
   repurchased 09/04/07 in the amount of $6,743,504
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 4.25% due 05/15/09
   and having approximate value of $6,942,484
   (cost $6,740,000).................................. $6,740,000  $  6,740,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $466,403,803)(3).............................       99.8%  523,844,050
Other assets less liabilities.........................        0.2%    1,274,761
                                                       ----------  ------------
NET ASSETS --                                               100.0% $525,118,811
                                                       ==========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $1,201,178 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Consists of more than one type of securities traded together as a unit.
(2)Security was valued using fair value procedures at August 31, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 5 for cost of investments on a tax basis.
(4)Fair valued security; see Note 2.

ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                 Domestic Equity Investment Companies...  59.1%
                 Fixed Income Investment Company........  20.0
                 International Equity Investment Company  15.0
                 Registered Investment Company..........   6.0
                                                         -----
                                                         100.1%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                    Value
                Security Description                    Shares     (Note 2)
 -----------------------------------------------------------------------------
 AFFILIATED REGISTERED INVESTMENT
  COMPANIES#(1) -- 94.1%
 Domestic Equity Investment Companies -- 59.1%
   VALIC Co. I Stock Index Fund......................   127,561  $  4,907,274
   VALIC Co. I Value Fund............................   410,212     5,275,320
   VALIC Co. II Capital Appreciation Fund............ 3,115,190    33,737,513
   VALIC Co. II Large Cap Value Fund................. 1,371,792    21,592,005
   VALIC Co. I Mid Cap Index Fund....................    24,409       613,409
   VALIC Co. II Mid Cap Value Fund...................   122,132     2,453,637
   VALIC Co. II Small Cap Growth Fund+...............   176,824     2,579,855
   VALIC Co. II Small Cap Value Fund.................    79,923     1,226,819
                                                                 ------------
 Total Domestic Equity Investment Companies
  (cost $66,728,113)                                               72,385,832
                                                                 ------------
 Fixed Income Investment Company -- 20.0%
   VALIC Co. II Core Bond Fund (cost $24,446,952).... 2,410,250    24,512,246
                                                                 ------------
 International Equity Investment Company -- 15.0%
   VALIC Co. I International Equities Fund+
   (cost $17,295,398)................................ 1,669,899    18,402,285
                                                                 ------------
 Total Long-Term Investment Securities
    (cost $108,470,463)..............................             115,300,363
                                                                 ------------
 SHORT-TERM INVESTMENT SECURITIES -- 6.0%
 Registered Investment Company -- 6.0%
   VALIC Co. I Money Market I Fund (cost $7,390,000). 7,390,000     7,390,000
                                                                 ------------
 TOTAL INVESTMENTS
  (cost $115,860,463)(2)                                  100.1%  122,690,363
   Liabilities in excess of other assets.............      (0.1)     (139,074)
                                                      ---------  ------------
 NET ASSETS..........................................     100.0% $122,551,289
                                                      =========  ============

# The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
+  Non-income producing security
(1)See Note 3
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Money Market II Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                    Repurchase Agreement.............  23.7%
                    Commercial Banks.................  15.3%
                    U.S. Government Securities.......  13.9%
                    Foreign Banks....................   8.7%
                    Asset Backed/Receivables.........   7.6%
                    Finance..........................   6.2%
                    Asset Backed/Securities..........   5.4%
                    Asset Backed/Multi-Asset.........   3.6%
                    Investment Bank/Brokerage........   3.6%
                    Money Center Banks...............   3.0%
                    Sovereign Agencies...............   2.7%
                    Asset Backed/Loans...............   1.9%
                    Asset Backed/CLOs................   1.5%
                    Diversified Financial Services...   1.5%
                    Asset Backed/Finance.............   1.2%
                    Domestic Banks...................   1.1%
                    Regional Banks...................   0.9%
                    Super-Regional Banks.............   0.7%
                                                      -----
                                                      102.5%
                                                      =====

                    Weighted Average Days to Maturity  15.7

Credit Quality+#

                                   A-1 100.0%
                                       =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        SHORT-TERM INVESTMENT SECURITIES -- 66.1%
        Asset-Backed Commercial Paper -- 20.8%
          Amstel Funding Corp.
           5.20% due 11/21/07*................... $1,500,000 $ 1,482,450
          Amstel Funding Corp.
           5.26% due 09/20/07*...................  2,000,000   1,994,448
          Amstel Funding Corp.
           5.27% due 09/17/07*...................  1,279,000   1,276,004
          Amstel Funding Corp.
           5.31% due 09/25/07*...................  1,238,000   1,233,618
          Apreco LLC
           5.27% due 09/21/07*...................  2,500,000   2,492,688
          Atlantis One Funding Corp.
           5.26% due 09/27/07*...................  5,000,000   4,981,024
          Barton Capital Corp.
           5.25% due 09/07/07*...................  1,750,000   1,748,469
          Barton Capital Corp.
           5.26% due 09/10/07*...................  2,301,000   2,297,974
          Cafco LLC
           5.25% due 09/06/07*...................  3,450,000   3,447,484
          Cafco LLC
           5.27% due 09/12/07*...................  2,000,000   1,996,779
          Cancara Asset Securitisation LLC
           5.20% due 10/11/07*...................  3,000,000   2,982,667
          Cancara Asset Securitisation LLC
           5.33% due 10/29/07*...................  1,000,000     991,413
          Chariot Funding LLC
           5.25% due 09/18/07*...................  2,000,000   1,995,042
          Ciesco LLC
           5.25% due 09/25/07*...................  2,500,000   2,491,250
          CRC Funding LLC
           5.25% due 09/11/07*...................  3,000,000   2,995,625
          CRC Funding LLC
           5.25% due 09/13/07*...................  3,000,000   2,994,750
          Dorada Finance, Inc.
           5.24% due 09/05/07*...................  3,000,000   2,998,253
          Edison Asset Securitization LLC
           5.24% due 09/26/07*...................  1,079,000   1,075,074
          Edison Asset Securitization LLC
           5.25% due 10/01/07*...................  1,037,000   1,032,463
          Fountain Square Commercial Funding
           5.23% due 10/26/07*...................  3,000,000   2,976,029
          Fountain Square Commercial Funding
           5.25% due 10/02/07*...................  3,500,000   3,484,177
          Galaxy Funding, Inc.
           5.24% due 10/23/07*...................  4,000,000   3,969,724
          Giro Funding US Corp
           5.26% due 10/15/07*...................  3,000,000   2,980,713
          Kitty Hawk Funding Corp.
           5.25% due 09/28/07*...................  2,000,000   1,992,125
          Old Line Funding LLC
           5.25% due 09/04/07*...................  1,236,000   1,235,459
          Park Avenue Receivables Corp.
           5.25% due 10/12/07*...................  3,139,000   3,120,231
          Sydney Capital Corp.
           5.27% due 09/17/07*...................  1,383,000   1,379,764
          White Pine Finance LLC
           5.22% due 09/28/07*...................  2,823,000   2,811,948
          White Pine Finance LLC
           5.27% due 09/17/07*...................  2,374,000   2,368,440
          Windmill Funding Corp.
           5.25% due 10/03/07*...................  1,500,000   1,493,000
                                                             -----------
        Total Asset-Backed Commercial Paper
           (amortized cost $70,319,085)..........             70,319,085
                                                             -----------

                                              Principal    Value
                  Security Description         Amount     (Note 2)

            --------------------------------------------------------
            Certificates of Deposit -- 6.6%
              BNP Paribas
               5.29% due 11/05/07............ $2,000,000 $ 1,999,709
              Calyon NY
               5.31% due 09/26/07............  1,000,000     999,986
              Calyon NY
               5.32% due 03/04/08............  4,000,000   4,000,099
              First Tennessee Bank
               5.30% due 09/18/07............  3,000,000   3,000,000
              Fortis Bank NY
               5.30% due 02/19/08............  2,500,000   2,500,057
              Fortis Bank NY
               5.45% due 04/28/08............  1,700,000   1,699,669
              HBOS Treasury Services PLC
               5.35% due 10/25/07............  1,000,000   1,000,000
              HBOS Treasury Services PLC
               5.36% due 10/22/07............  2,000,000   2,000,041
              Royal Bank of Scotland PLC
               5.37% due 06/06/08............  2,000,000   2,000,803
              Royal Bank of Scotland PLC
               5.56% due 09/14/07............  3,000,000   2,999,983
                                                         -----------
            Total Certificates of Deposit
               (amortized cost $22,200,347)..             22,200,347
                                                         -----------
            Commercial Paper -- 17.3%
              Bank of America Corp.
               5.29% due 09/05/07............  1,500,000   1,499,138
              Bank of America Corp.
               5.49% due 12/28/07(1).........  1,000,000   1,000,046
              Barclays Bank PLC
               5.27% due 10/11/07............  3,000,000   3,000,000
              Citibank NA
               5.32% due 09/20/07............  2,000,000   2,000,000
              Dexia Delaware LLC
               5.21% due 09/21/07............  1,400,000   1,395,948
              Dexia Delaware LLC
               5.28% due 09/06/07............  2,000,000   1,998,533
              General Electric Capital Corp.
               5.15% due 10/16/07............  3,500,000   3,477,469
              General Electric Capital Corp.
               5.20% due 11/01/07............  1,057,000   1,047,687
              General Electric Capital Corp.
               5.24% due 10/04/07............  1,500,000   1,492,795
              General Electric Capital Corp.
               5.59% due 04/11/08............  2,500,000   2,501,126
              HBOS Treasury Services PLC
               5.31% due 10/16/07............  1,240,000   1,239,871
              HSBC Bank USA, Inc.
               5.20% due 12/27/07............  3,000,000   2,949,300
              HSBC Bank USA, Inc.
               5.43% due 09/21/07(2).........  2,500,000   2,500,178
              J.P. Morgan Chase & Co.
               5.23% due 09/04/07............  5,000,000   4,997,821
              Merrill Lynch & Co., Inc.
               5.16% due 10/17/07............  2,000,000   1,986,813
              Merrill Lynch & Co., Inc.
               5.18% due 12/04/07............  2,175,000   2,145,582
              Merrill Lynch & Co., Inc.
               5.49% due 08/22/08............  3,000,000   3,000,000
              Morgan Stanley
               5.07% due 09/10/07(2).........  3,000,000   3,000,000
              Royal Bank of Canada
               5.24% due 10/04/07............  2,500,000   2,499,636
              Royal Bank of Canada
               5.28% due 04/04/08............  1,500,000   1,499,821

VALIC Company II Money Market II Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal      Value
               Security Description                   Amount       (Note 2)
 -----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT SECURITIES (continued)
 Commercial Paper (continued)
   Sedna Finance, Inc.
    5.25% due 10/30/07............................ $ 5,000,000   $  4,956,979
   Societe Generale
    5.25% due 09/04/07............................   1,158,000      1,157,493
   Societe Generale
    5.25% due 09/10/07............................   2,000,000      1,997,375
   Societe Generale
    5.25% due 10/05/07............................   2,000,000      1,990,083
   UBS Finance LLC
    5.23% due 09/14/07............................   1,838,000      1,834,529
   UBS Finance LLC
    5.25% due 09/17/07............................   1,200,000      1,197,200
                                                                 ------------
 Total Commercial Paper
    (amortized cost $58,365,423)..................                 58,365,423
                                                                 ------------
 Medium Term Notes -- 4.8%
   Barclays Bank PLC
    5.41% due 11/02/07*...........................   2,000,000      2,000,000
   Cheyne Finance LLC
    5.32% due 09/06/07*(1)(5)(6)..................   2,000,000      1,999,997
   Cheyne Finance LLC
    5.34% due 01/07/08*(1)(5)(6)(7)...............   2,000,000      2,000,000
   Merrill Lynch & Co., Inc.
    5.62% due 10/15/07(1).........................   1,000,000      1,000,000
   Morgan Stanley Dean Witter Co.
    5.49% due 01/18/08(1).........................   1,000,000      1,000,577
   Sedna Finance, Inc.
    5.32% due 01/11/08*(1)........................   2,500,000      2,499,955
   Sigma Finance, Inc.
    5.32% due 09/18/07*(1)........................   2,000,000      1,999,995
   Wells Fargo & Co.
    5.34% due 09/02/08(1).........................   1,000,000      1,000,000
   Wells Fargo & Co.
    5.40% due 03/10/08(1).........................   2,630,000      2,631,089
                                                                 ------------
 Total Medium Term Notes
    (amortized cost $16,131,613)..................                 16,131,613
                                                                 ------------
 U.S. Government Agencies -- 2.7%
   Federal Home Loan Bank
    4.89% due 09/18/07
    (amortized cost $8,982,885)...................   9,000,000      8,982,885
                                                                 ------------
 U.S. Government Treasuries -- 13.9%
   United States Treasury Bills
    2.86% due 09/20/07............................   9,000,000      8,986,463
    3.76% due 09/13/07............................   4,000,000      3,995,000
    4.01% due 09/20/07............................   4,000,000      3,991,556
    4.21% due 09/17/07............................  18,000,000     17,966,400
    4.24% due 09/06/07............................   4,000,000      3,997,644
    4.31% due 09/13/07............................   4,000,000      3,994,267
    4.31% due 09/20/07............................   4,000,000      3,990,922
                                                                 ------------
 Total U.S. Government Treasuries
    (amortized cost $46,922,252)..................                 46,922,252
                                                                 ------------
 Total Short-Term Investment Securities -- 66.1%
    (amortized cost $222,921,605).................                222,921,605
                                                                 ------------
 REPURCHASE AGREEMENTS -- 36.4%
   State Street Bank & Trust Co. Joint Repurchase
    Agreement(3)..................................  42,515,000     42,515,000
   UBS Warburg, LLC Joint Repurchase Agreement(3).  80,000,000     80,000,000
                                                                 ------------
 Total Repurchase Agreements -- 36.4%
    (amortized cost $122,515,000).................                122,515,000
                                                                 ------------
 TOTAL INVESTMENTS
    (amortized cost $345,436,605)(4)..............       102.5%   345,436,605
 Liabilities in excess of other assets............        (2.5)%   (8,386,853)
                                                   -----------   ------------
 NET ASSETS --                                           100.0%  $337,049,752
                                                   ===========   ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $80,819,032 representing 24.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(2)Variable Rate Security -- the rate reflected is as of August 31, 2007, maturity date reflects next reset date.
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)See Note 5 for cost of investments on a tax basis.
(5)On August 28, 2007, mark to market losses experienced in the investment portfolio of Cheyne Finance PLC ("Cheyne"), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the VALIC Company II Money Market II Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that Cheyne is, or is about to become, unable to pay its debts as they fall due and that an insolvency event occurred. On the same date, the Receiver stated that Cheyne would stop paying its debts and would pool debts on a pari-passu basis, i.e., treat such debts equally regardless of maturity, rather than following what had been the Receiver's practice of paying debt as it matured. These events, which are based on published reports, materially adversely affect the ability of Cheyne Finance LLC to make interest and principal payments due on the Notes. According to additional reports, as of October 22, 2007, the Receiver is in the process of negotiating a refinancing of Cheyne or a sale of its assets, however, there can be no assurance that such a transaction will be consummated.
(6)Illiquid security
(7)Fair valued security. See Note 2.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Electronic Measurement Instruments..................  5.9%
           Electronic Components -- Semiconductors.............  5.7%
           Retail -- Restaurants...............................  4.7%
           Banks -- Commercial.................................  3.2%
           Retail -- Sporting Goods............................  3.0%
           Applications Software...............................  2.9%
           Semiconductors Components -- Intergrated Circuits...  2.9%
           E-Services/Consulting...............................  2.8%
           Hotels/Motels.......................................  2.8%
           Oil -- Field Services...............................  2.8%
           Medical -- Drugs....................................  2.7%
           Semiconductor Equipment.............................  2.7%
           Networking Products.................................  2.6%
           Real Estate Investment Trusts.......................  2.6%
           Oil Companies -- Exploration & Production...........  2.5%
           U.S. Government Treasuries..........................  2.4%
           Consulting Services.................................  2.3%
           Racetracks..........................................  1.9%
           Medical -- Biomedical/Gene..........................  1.8%
           Commercial Services -- Finance......................  1.7%
           Research & Development..............................  1.7%
           Aerospace/Defense -- Equipment......................  1.6%
           Building & Construction Products -- Misc............  1.6%
           Schools.............................................  1.5%
           Computers -- Integrated Systems.....................  1.4%
           Telecommunication Equipment.........................  1.4%
           Finance -- Investment Banker/Broker.................  1.3%
           Medical Information Systems.........................  1.3%
           Wireless Equipment..................................  1.3%
           Computers -- Memory Devices.........................  1.2%
           Instruments -- Scientific...........................  1.2%
           Internet Connectivity Services......................  1.2%
           Physical Therapy/Rehabilation Centers...............  1.2%
           Chemicals -- Diversified............................  1.1%
           Medical Products....................................  1.1%
           Veterinary Diagnostics..............................  1.1%
           Motion Pictures & Services..........................  1.0%
           Retail -- Gardening Products........................  1.0%
           Auto/Truck Parts & Equipment -- Original............  0.9%
           Entertainment Software..............................  0.9%
           Machinery -- General Industrial.....................  0.9%
           Storage/Warehousing.................................  0.9%
           Therapeutics........................................  0.9%
           Web Portals/ISP.....................................  0.9%
           Advertising Services................................  0.8%
           Airlines............................................  0.8%
           Auto -- Heavy Duty Trucks...........................  0.8%
           Physicians Practice Management......................  0.8%
           Casino Services.....................................  0.7%
           Chemicals -- Specialty..............................  0.7%
           Commercial Services.................................  0.7%
           Diversified Financial Services......................  0.7%
           Drug Delivery Systems...............................  0.7%
           Medical Instruments.................................  0.7%
           Computer Software...................................  0.6%
           Appliances..........................................  0.5%
           Investment Companies................................  0.5%
           Machinery -- Pumps..................................  0.5%
           Medical -- Generic Drugs............................  0.5%
           Non -- Ferrous Metals...............................  0.4%
           Savings & Loans/Thrifts.............................  0.4%
           Internet Security...................................  0.3%
           Retail -- Apparel/Shoe..............................  0.2%
                                                                ----
                                                                99.8%
                                                                ====

*  Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 97.4%
       Advertising Services -- 0.8%
         Marchex, Inc., Class B........................ 50,800 $  463,296
                                                               ----------
       Aerospace/Defense - Equipment -- 1.6%
         ARGON ST, Inc.+............................... 10,440    188,651
         Orbital Sciences Corp.+....................... 31,600    693,936
                                                               ----------
                                                                  882,587
                                                               ----------
       Airlines -- 0.8%
         Allegiant Travel Co.+......................... 14,900    432,100
                                                               ----------
       Appliances -- 0.5%
         Hhgregg, Inc.+................................ 21,400    274,990
                                                               ----------
       Applications Software -- 2.9%
         Nuance Communications, Inc.+.................. 37,598    706,842
         Quest Software, Inc.+......................... 50,400    733,824
         SourceForge, Inc.+............................ 72,300    185,088
                                                               ----------
                                                                1,625,754
                                                               ----------
       Auto - Heavy Duty Trucks -- 0.8%
         Force Protection, Inc.+(1).................... 28,100    484,163
                                                               ----------
       Auto/Truck Parts & Equipment - Original -- 0.9%
         Tenneco, Inc.+................................ 15,482    491,553
                                                               ----------
       Banks - Commercial -- 3.2%
         East West Bancorp, Inc........................ 10,600    379,480
         Hancock Holding Co............................  7,300    292,000
         Signature Bank+............................... 11,700    404,352
         UCBH Holdings, Inc............................ 20,400    339,048
         Whitney Holding Corp.......................... 14,300    396,110
                                                               ----------
                                                                1,810,990
                                                               ----------
       Building & Construction Products - Misc. -- 1.6%
         Drew Industries, Inc.+........................ 22,900    899,283
                                                               ----------
       Casino Services -- 0.7%
         Shuffle Master, Inc.+......................... 28,400    421,172
                                                               ----------
       Chemicals - Diversified -- 1.1%
         FMC Corp......................................  6,700    603,000
                                                               ----------
       Chemicals - Specialty -- 0.7%
         Minerals Technologies, Inc....................  5,900    388,869
                                                               ----------
       Commercial Services -- 0.7%
         CoStar Group, Inc.+...........................  7,500    412,725
                                                               ----------
       Commercial Services - Finance -- 1.7%
         Clayton Holdings, Inc.+....................... 50,700    430,950
         Heartland Payment Systems, Inc................ 17,400    518,172
                                                               ----------
                                                                  949,122
                                                               ----------
       Computer Software -- 0.6%
         Omniture, Inc.+............................... 12,900    320,049
                                                               ----------
       Computers - Integrated Systems -- 1.4%
         MICROS Systems, Inc.+......................... 10,600    639,604
         Super Micro Computer, Inc.+................... 20,600    171,804
                                                               ----------
                                                                  811,408
                                                               ----------
       Computers - Memory Devices -- 1.2%
         Voltaire Ltd+................................. 27,300    193,284
         Xyratex, Ltd.+................................ 22,200    462,204
                                                               ----------
                                                                  655,488
                                                               ----------
       Consulting Services -- 2.3%
         BearingPoint, Inc.+........................... 65,200    382,724
         Huron Consulting Group, Inc.+.................  9,700    640,685
         LECG Corp.+................................... 17,000    260,780
                                                               ----------
                                                                1,284,189
                                                               ----------

                                                                Value
                    Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Diversified Financial Services -- 0.7%
         Newstar Financial, Inc.+....................  34,500 $  398,820
                                                              ----------
       Drug Delivery Systems -- 0.7%
         Penwest Pharmaceuticals Co.+................  33,600    414,960
                                                              ----------
       E-Services/Consulting -- 2.8%
         RightNow Technologies, Inc.+................  40,800    597,720
         Sapient Corp.+.............................. 154,900    997,556
                                                              ----------
                                                               1,595,276
                                                              ----------
       Electronic Components - Semiconductors -- 5.7%
         Microsemi Corp.+............................  42,500  1,077,800
         Microtune, Inc.+............................  64,020    380,919
         Netlogic Microsystems, Inc.+................  30,300    888,699
         Silicon Laboratories, Inc.+.................  23,400    863,928
                                                              ----------
                                                               3,211,346
                                                              ----------
       Electronic Measurement Instruments -- 5.9%
         FLIR Systems, Inc.+.........................  21,700  1,068,508
         National Instruments Corp...................  19,900    628,243
         Tektronix, Inc..............................  21,400    688,010
         Trimble Navigation, Ltd.+...................  27,100    956,901
                                                              ----------
                                                               3,341,662
                                                              ----------
       Entertainment Software -- 0.9%
         THQ, Inc.+..................................  17,300    498,067
                                                              ----------
       Finance - Investment Banker/Broker -- 1.3%
         optionsXpress Holdings, Inc.................  31,300    736,176
                                                              ----------
       Hotels/Motels -- 2.8%
         Gaylord Entertainment Co.+..................   8,400    431,340
         Orient-Express Hotels, Ltd..................  19,400    970,970
         Red Lion Hotels Corp.+......................  18,000    169,740
                                                              ----------
                                                               1,572,050
                                                              ----------
       Instruments - Scientific -- 1.2%
         Varian, Inc.+...............................  11,300    678,226
                                                              ----------
       Internet Connectivity Services -- 1.2%
         Internap Network Services Corp.+............  49,900    700,097
                                                              ----------
       Internet Security -- 0.3%
         Entrust, Inc.+..............................  77,200    169,840
                                                              ----------
       Investment Companies -- 0.5%
         Kohlberg Capital Corp.......................  17,700    270,633
                                                              ----------
       Machinery - General Industrial -- 0.9%
         The Manitowoc Co., Inc......................   6,600    524,634
                                                              ----------
       Machinery - Pumps -- 0.5%
         Flowserve Corp..............................   4,200    299,922
                                                              ----------
       Medical Information Systems -- 1.3%
         Allscripts Healthcare Solutions, Inc.+......  32,000    723,520
                                                              ----------
       Medical Instruments -- 0.7%
         Dexcom, Inc.+...............................  41,800    384,560
                                                              ----------
       Medical Products -- 1.1%
         American Medical Systems Holdings, Inc.+....  33,600    618,240
                                                              ----------
       Medical - Biomedical/Gene -- 1.8%
         Keryx Biopharmaceuticals, Inc.+.............  26,200    263,572
         Myriad Genetics, Inc.+......................  15,900    698,964
         Panacos Pharmaceuticals, Inc.+..............  11,600     33,524
                                                              ----------
                                                                 996,060
                                                              ----------
       Medical - Drugs -- 2.7%
         Adams Respiratory Therapeutics, Inc.+.......  18,500    713,360
         Angiotech Pharmaceuticals, Inc.+............  86,800    510,384

VALIC Company II Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical - Drugs (continued)
         Cadence Pharmaceuticals, Inc.+................ 20,206 $  290,158
                                                               ----------
                                                                1,513,902
                                                               ----------
       Medical - Generic Drugs -- 0.5%
         Impax Laboratories, Inc.+..................... 28,600    298,870
                                                               ----------
       Motion Pictures & Services -- 1.0%
         Lions Gate Entertainment Corp.+............... 58,000    551,000
                                                               ----------
       Networking Products -- 2.6%
         Atheros Communications, Inc.+................. 23,800    711,858
         Ixia+......................................... 80,900    736,190
                                                               ----------
                                                                1,448,048
                                                               ----------
       Non - Ferrous Metals -- 0.4%
         RTI International Metals, Inc.+...............  3,400    237,048
                                                               ----------
       Oil Companies - Exploration & Production -- 2.5%
         Bill Barrett Corp.+........................... 23,900    842,236
         Mariner Energy, Inc.+......................... 27,200    570,384
                                                               ----------
                                                                1,412,620
                                                               ----------
       Oil - Field Services -- 2.8%
         Helix Energy Solutions Group, Inc.+........... 21,900    841,617
         Superior Energy Services, Inc.+............... 19,100    741,462
                                                               ----------
                                                                1,583,079
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 1.2%
         Psychiatric Solutions, Inc.+.................. 18,100    667,166
                                                               ----------
       Physicians Practice Management -- 0.8%
         Healthways, Inc.+.............................  9,400    468,120
                                                               ----------
       Racetrack -- 1.9%
         Penn National Gaming, Inc.+................... 18,200  1,070,160
                                                               ----------
       Real Estate Investment Trusts -- 2.6%
         FelCor Lodging Trust, Inc..................... 33,500    734,990
         LaSalle Hotel Properties...................... 11,000    458,040
         RAIT Investment Trust......................... 35,000    309,750
                                                               ----------
                                                                1,502,780
                                                               ----------
       Research & Development -- 1.7%
         Parexel International Corp.+.................. 23,000    989,230
                                                               ----------
       Retail - Apparel/Shoe -- 0.2%
         Lululemon Athletica, Inc.+....................  4,200    143,094
                                                               ----------
       Retail - Gardening Products -- 1.0%
         Tractor Supply Co.+........................... 11,700    563,472
                                                               ----------
       Retail - Restaurants -- 4.7%
         BJ's Restaurants, Inc.+....................... 19,000    430,350
         Chipotle Mexican Grill, Inc., Class B+........ 11,100  1,042,179
         Panera Bread Co., Class A+.................... 16,700    730,458
         Ruth's Chris Steak House, Inc.+............... 28,500    473,670
                                                               ----------
                                                                2,676,657
                                                               ----------
       Retail - Sporting Goods -- 3.0%
         Big 5 Sporting Goods Corp.+................... 18,600    386,880
         Hibbett Sports, Inc.+......................... 21,800    543,692
         Zumiez, Inc.+................................. 16,300    791,039
                                                               ----------
                                                                1,721,611
                                                               ----------

                                                          Shares/
                                                         Principal    Value
                 Security Description                     Amounts    (Note 2)

-------------------------------------------------------------------------------
Savings & Loans/Thrifts -- 0.4%
  BankUnited Financial Corp. Class A...................     13,800  $   235,980
                                                                    -----------
Schools -- 1.5%
  Strayer Education, Inc...............................      3,200      510,656
  Universal Technical Institute, Inc.+.................     17,900      322,558
                                                                    -----------
                                                                        833,214
                                                                    -----------
Semiconductor Equipment -- 2.7%
  FormFactor, Inc.+....................................     15,800      716,688
  Varian Semiconductor Equipment Associates, Inc.+.....     15,025      835,841
                                                                    -----------
                                                                      1,552,529
                                                                    -----------
Semiconductors Components - Integrated Circuits -- 2.9%
  Hitte Microwave Corp.+...............................      9,900      419,463
  Power Integrations, Inc.+............................     44,600    1,248,354
                                                                    -----------
                                                                      1,667,817
                                                                    -----------
Storage/Warehousing -- 0.9%
  Mobile Mini, Inc.+...................................     20,900      505,989
                                                                    -----------
Telecommunication Equipment -- 1.4%
  Arris Group, Inc.+...................................     35,700      541,926
  OpNext, Inc.+........................................     23,400      281,034
                                                                    -----------
                                                                        822,960
                                                                    -----------
Therapeutics -- 0.9%
  Mannkind Corp.+......................................     25,800      228,846
  The Medicines Co.+...................................     18,600      310,620
                                                                    -----------
                                                                        539,466
                                                                    -----------
Veterinary Diagnostics -- 1.1%
  VCA Antech, Inc.+....................................     15,300      625,617
                                                                    -----------
Web Portals/ISP -- 0.9%
  Trizetto Group, Inc.+................................     32,200      503,286
                                                                    -----------
Wireless Equipment -- 1.3%
  ViaSat, Inc.+........................................     24,400      744,688
                                                                    -----------
Total Long - Term Investment Securities
   (cost $49,573,245)..................................              55,223,230
                                                                    -----------
SHORT - TERM INVESTMENT SECURITIES -- 2.4%
U.S. Government Agencies -- 2.4%
  Freddie Mac Disc. Notes 4.30%, due 09/04/07
   (cost $1,336,521)................................... $1,337,000    1,336,521
                                                                    -----------
TOTAL INVESTMENTS
   (cost $50,909,766)(2)...............................       99.8%  56,559,751
Other assets less liabilities..........................        0.2%     118,400
                                                        ----------  -----------
NET ASSETS --                                                100.0% $56,678,151
                                                        ==========  ===========

--------
+  Non-income producing security
(1)Illiquid security
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Banks -- Commercial.............................. 10.5%
            Real Estate Investment Trusts....................  8.3%
            Repurchase Agreements............................  3.8%
            Electric -- Integrated...........................  2.9%
            Insurance -- Life/Health.........................  2.4%
            Commercial Services -- Finance...................  2.2%
            Chemicals -- Specialty...........................  2.0%
            Gas -- Distribution..............................  1.7%
            Savings & Loans/Thrifts..........................  1.7%
            Diversified Manufacturing Operations.............  1.6%
            Consumer Products -- Misc........................  1.5%
            Data Processing/Management.......................  1.4%
            Insurance -- Property/Casualty...................  1.4%
            Machinery -- General Industrial..................  1.3%
            Insurance -- Reinsurance.........................  1.2%
            Oil Companies -- Exploration & Production........  1.2%
            Paper & Related Products.........................  1.2%
            Retail -- Discount...............................  1.2%
            Steel -- Producers...............................  1.2%
            Transport -- Services............................  1.2%
            Enterprise Software/Service......................  1.1%
            Toys.............................................  1.0%
            Airlines.........................................  0.9%
            Applications Software............................  0.9%
            Auto/Truck Parts & Equipment -- Original.........  0.9%
            Electronic Components -- Misc....................  0.9%
            Electronic Components -- Semiconductors..........  0.9%
            Engineering/R&D Services.........................  0.9%
            Finance -- Consumer Loans........................  0.9%
            Insurance -- Multi-line..........................  0.9%
            Metal -- Iron....................................  0.9%
            Miscellaneous Manufacturing......................  0.9%
            Office Furnishings -- Original...................  0.9%
            Oil -- Field Services............................  0.9%
            Retail -- Apparel/Shoe...........................  0.9%
            Semiconductors Components -- Intergrated Circuits  0.9%
            Aerospace/Defense -- Equipment...................  0.8%
            Machinery -- Farming.............................  0.8%
            Medical -- Biomedical/Gene.......................  0.8%
            Semiconductor Equipment..........................  0.8%
            Agricultural Chemicals...........................  0.7%
            Cellular Telecom.................................  0.7%
            Computers -- Periphery Equipment.................  0.7%
            Distribution/Wholesale...........................  0.7%
            Finance -- Auto Loans............................  0.7%
            Food -- Wholesale/Distribution...................  0.7%
            Human Resources..................................  0.7%
            Medical Products.................................  0.7%
            Medical -- HMO...................................  0.7%
            Medical -- Outpatient/Home Medical...............  0.7%
            Retail -- Computer Equipment.....................  0.7%
            Telecommunication Equipment......................  0.7%
            Telephone -- Integrated..........................  0.7%
            Apparel Manufacturers............................  0.6%
            Chemicals -- Diversified.........................  0.6%
            Computer Aided Design............................  0.6%
            Containers -- Metal/Glass........................  0.6%
            Finance -- Investment Banker/Broker..............  0.6%
            Finance -- Mortgage Loan/Banker..................  0.6%
            Lasers -- System/Components......................  0.6%
            Medical Sterilization Products...................  0.6%

                  Publishing -- Books...................  0.6%
                  Retail -- Restaurants.................  0.6%
                  Tobacco...............................  0.6%
                  Auto Repair Centers...................  0.5%
                  Building -- Heavy Construction........  0.5%
                  Circuit Boards........................  0.5%
                  Oil & Gas Drilling....................  0.5%
                  Oil Refining & Marketing..............  0.5%
                  Retail -- Auto Parts..................  0.5%
                  Vitamins & Nutrition Products.........  0.5%
                  Web Portals/ISP.......................  0.5%
                  Computer Services.....................  0.4%
                  Diagnostic Kits.......................  0.4%
                  Electronic Design Automation..........  0.4%
                  Investment Management/Advisor Services  0.4%
                  Medical -- Drugs......................  0.4%
                  Multimedia............................  0.4%
                  Networking Products...................  0.4%
                  Physicians Practice Management........  0.4%
                  Retail -- Bookstore...................  0.4%
                  Rubber/Plastic Products...............  0.4%
                  Transport -- Marine...................  0.4%
                  Chemicals -- Plastics.................  0.3%
                  Computers -- Memory Devices...........  0.3%
                  Finance -- Leasing Companies..........  0.3%
                  Industrial Automated/Robotic..........  0.3%
                  Internet Security.....................  0.3%
                  Medical -- Nursing Homes..............  0.3%
                  Metal Processors & Fabrication........  0.3%
                  Non -- Ferrous Metals.................  0.3%
                  Office Supplies & Forms...............  0.3%
                  Radio.................................  0.3%
                  Steel Pipe & Tube.....................  0.3%
                  Transport -- Truck....................  0.3%
                  Capacitors............................  0.2%
                  Commercial Services...................  0.2%
                  Computers -- Integrated Systems.......  0.2%
                  Containers -- Paper/Plastic...........  0.2%
                  Food -- Misc..........................  0.2%
                  Funeral Services & Related Items......  0.2%
                  Machinery -- Material Handling........  0.2%
                  Medical Instruments...................  0.2%
                  Medical -- Generic Drugs..............  0.2%
                  Music.................................  0.2%
                  Retail -- Convenience Store...........  0.2%
                  Television............................  0.2%
                  Therapeutics..........................  0.2%
                  Transport -- Air Freight..............  0.2%
                  United States Treasury Bonds..........  0.2%
                  Building Products -- Light Fixtures...  0.1%
                  Decision Support Software.............  0.1%
                  Energy -- Alternate Sources...........  0.1%
                  Footwear & Related Apparel............  0.1%
                  Insurance Brokers.....................  0.1%
                  Optical Supplies......................  0.1%
                  Retail -- Major Department Stores.....  0.1%
                  Retail -- Office Supplies.............  0.1%
                  Telecom Services......................  0.1%
                  Wire & Cable Products.................  0.1%
                                                         ----
                                                         99.5%
                                                         ====

*  Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 95.5%
       Aerospace/Defense - Equipment -- 0.8%
         Orbital Sciences Corp.+......................  98,500 $2,163,060
                                                               ----------
       Agricultural Chemicals -- 0.7%
         CF Industries Holdings, Inc..................  29,600  1,874,568
                                                               ----------
       Airlines -- 0.9%
         Continental Airlines, Inc., Class B+.........  62,200  2,068,772
         ExpressJet Holdings, Inc.+...................  67,000    292,120
                                                               ----------
                                                                2,360,892
                                                               ----------
       Apparel Manufacturer -- 0.6%
         Kellwood Co..................................  77,700  1,530,690
                                                               ----------
       Applications Software -- 0.9%
         EPIQ Systems, Inc.+.......................... 130,300  2,114,769
         Progress Software Corp.+.....................   8,300    253,316
                                                               ----------
                                                                2,368,085
                                                               ----------
       Auto Repair Center -- 0.5%
         Midas, Inc.+.................................  61,200  1,241,136
                                                               ----------
       Auto/Truck Parts & Equipment - Original -- 0.9%
         Accuride Corp.+..............................   5,500     71,335
         ArvinMeritor, Inc............................  66,800  1,165,660
         Modine Manufacturing Co......................  26,200    734,910
         Visteon Corp.+...............................  45,000    242,100
                                                               ----------
                                                                2,214,005
                                                               ----------
       Banks - Commercial -- 10.5%
         1st Source Corp..............................  21,930    515,574
         AMCORE Financial, Inc........................  10,000    267,800
         Bancfirst Corp...............................  15,000    676,350
         Bank of Hawaii Corp..........................  49,000  2,519,090
         City Holding Co..............................  34,600  1,279,508
         Commerce Bancshares, Inc.....................  41,363  1,931,652
         Community Bank Systems, Inc..................  26,900    540,959
         Community Trust Bancorp, Inc.................  22,600    723,426
         Corus Bankshares, Inc........................  28,400    379,424
         Cullen/Frost Bankers, Inc....................  10,200    526,116
         First BanCorp Puerto Rico....................  48,600    488,430
         First Citizens BancShares, Inc., Class A.....     600    106,350
         First Community Bancshares, Inc..............   7,500    248,625
         First Financial Bankshares, Inc..............   1,700     71,910
         First Indiana Corp...........................   7,950    245,814
         First Regional Bancorp+......................   6,700    157,450
         First State Bancorp..........................   8,500    164,135
         FirstMerit Corp..............................  77,000  1,487,640
         FNB Corp.....................................   4,600    144,900
         Fulton Financial Corp........................   1,399     20,565
         Great Southern Bancorp, Inc..................   5,100    137,700
         Greater Bay Bancorp.......................... 119,100  3,352,665
         Heartland Financial USA, Inc.................  14,300    290,433
         Horizon Financial Corp.......................   3,400     70,584
         Lakeland Bancorp, Inc........................  20,240    260,084
         Lakeland Financial Corp......................   7,000    163,030
         MB Financial, Inc............................  12,500    440,125
         Mercantile Bank Corp.........................   8,142    182,707
         Old National Bancorp.........................   7,800    123,864
         Old Second Bancorp, Inc......................   4,100    121,934
         Pacific Capital Bancorp......................  20,700    522,054
         Provident Bankshares Corp....................  23,800    735,420
         Santander Bancorp............................   1,400     16,800
         SCBT Financial Corp..........................   1,660     59,196
         Simmons First National Corp., Class A........  19,600    532,728
         Southwest Bancorp, Inc.......................   8,800    187,792
         Suffolk Bancorp..............................   1,000     31,620
         Taylor Capital Group, Inc....................   8,000    239,520

                                                              Value
                    Security Description            Shares   (Note 2)

         --------------------------------------------------------------
         Banks - Commercial (continued)
           TCF Financial Corp......................  43,800 $ 1,106,826
           Tompkins Trustco, Inc...................   6,180     238,548
           UMB Financial Corp......................  71,400   3,163,020
           Umpqua Holding Corp.....................  18,500     401,450
           W Holding Co., Inc......................  68,800     160,992
           Washington Trust Bancorp, Inc...........  28,800     747,072
           Westamerica Bancorp.....................   9,300     451,515
           Whitney Holding Corp....................  39,750   1,101,075
                                                            -----------
                                                             27,334,472
                                                            -----------
         Building Products - Light Fixtures -- 0.1%
           LSI Industries, Inc.....................  14,500     294,060
                                                            -----------
         Building - Heavy Construction -- 0.5%
           Washington Group International, Inc.+...  16,100   1,363,670
                                                            -----------
         Building - Residential/Commerical -- 0.0%
           Amrep Corp..............................   2,900      97,440
                                                            -----------
         Capacitors -- 0.2%
           KEMET Corp.+............................  57,800     398,820
                                                            -----------
         Cellular Telecom -- 0.7%
           Dobson Communications Corp., Class A+... 139,700   1,764,411
                                                            -----------
         Chemicals - Diversified -- 0.6%
           Georgia Gulf Corp.......................  33,100     495,507
           Pioneer Cos., Inc.+.....................  30,300   1,060,803
                                                            -----------
                                                              1,556,310
                                                            -----------
         Chemicals - Plastics -- 0.3%
           Spartech Corp...........................  32,800     710,448
                                                            -----------
         Chemicals - Specialty -- 2.0%
           H.B. Fuller Co..........................  63,300   1,703,403
           Sensient Technologies Corp..............  23,800     644,742
           Stepan Co...............................  21,800     654,436
           Terra Industries, Inc.+.................  86,200   2,238,614
                                                            -----------
                                                              5,241,195
                                                            -----------
         Circuit Boards -- 0.5%
           Park Electrochemical Corp...............  46,100   1,362,716
                                                            -----------
         Commercial Services -- 0.2%
           Quanta Services, Inc.+..................  18,700     528,649
                                                            -----------
         Commercial Services - Finance -- 2.2%
           Coinstar, Inc.+.........................  45,500   1,486,940
           Deluxe Corp.............................  62,300   2,368,646
           Dollar Financial Corp.+.................  45,148   1,082,649
           Jackson Hewitt Tax Service, Inc.........  25,700     741,959
                                                            -----------
                                                              5,680,194
                                                            -----------
         Computer Aided Design -- 0.6%
           Aspen Technology, Inc.+.................  91,500   1,200,480
           Parametric Technology Corp.+............  21,920     386,011
                                                            -----------
                                                              1,586,491
                                                            -----------
         Computer Services -- 0.4%
           COMSYS IT Partners, Inc.+...............   8,800     167,288
           Unisys Corp.+........................... 129,200     952,204
                                                            -----------
                                                              1,119,492
                                                            -----------
         Computers - Integrated Systems -- 0.2%
           Agilysys, Inc...........................  36,900     629,514
                                                            -----------
         Computers - Memory Devices -- 0.3%
           Imation Corp............................  15,800     459,622
           Silicon Storage Technology, Inc.+.......  69,100     215,592
                                                            -----------
                                                                675,214
                                                            -----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Computers - Periphery Equipment -- 0.7%
         Electronics for Imaging, Inc.+...............  73,200 $1,909,056
                                                               ----------
       Consumer Products - Misc. -- 1.5%
         American Greetings Corp., Class A............  74,100  1,833,234
         Blyth, Inc...................................  20,600    460,616
         Playtex Products, Inc.+......................  91,300  1,661,660
                                                               ----------
                                                                3,955,510
                                                               ----------
       Containers - Metal/Glass -- 0.6%
         Silgan Holdings, Inc.........................  29,100  1,486,719
                                                               ----------
       Containers - Paper/Plastic -- 0.2%
         Graphic Packaging Corp.+..................... 106,400    506,464
                                                               ----------
       Data Processing/Management -- 1.4%
         Acxiom Corp..................................  61,700  1,511,650
         CSG Systems International, Inc.+.............  87,300  2,018,376
         Fair Isaac Corp..............................   5,200    192,348
                                                               ----------
                                                                3,722,374
                                                               ----------
       Decision Support Software -- 0.1%
         SPSS, Inc.+..................................   3,000    122,250
                                                               ----------
       Diagnostic Kits -- 0.4%
         Quidel Corp.+................................  66,200  1,124,076
                                                               ----------
       Distribution/Wholesale -- 0.7%
         BlueLinx Holdings, Inc.......................  43,800    356,970
         Tech Data Corp.+.............................  18,600    725,214
         United Stationers, Inc.+.....................  12,400    731,848
                                                               ----------
                                                                1,814,032
                                                               ----------
       Diversified Manufacturing Operations -- 1.6%
         Acuity Brands, Inc...........................  26,400  1,387,056
         GenTek, Inc.+................................   4,300    132,225
         Teleflex, Inc................................  32,500  2,527,525
                                                               ----------
                                                                4,046,806
                                                               ----------
       Electric - Integrated -- 2.9%
         Avista Corp..................................  77,900  1,524,503
         CenterPoint Energy, Inc...................... 116,100  1,883,142
         El Paso Electric Co.+........................  67,500  1,506,600
         Great Plains Energy, Inc.....................   5,300    150,202
         IDACORP, Inc.................................  23,000    746,810
         Northwestern Corp............................  14,300    383,812
         Puget Energy, Inc............................  60,200  1,404,466
                                                               ----------
                                                                7,599,535
                                                               ----------
       Electronic Components - Misc. -- 0.9%
         Bel Fuse, Inc., Class B......................  11,642    366,723
         CTS Corp..................................... 103,200  1,340,568
         Cubic Corp...................................  14,000    553,420
                                                               ----------
                                                                2,260,711
                                                               ----------
       Electronic Components - Semiconductors -- 0.9%
         Fairchild Semiconductor International, Inc.+.  34,600    649,096
         Lattice Semiconductor Corp.+................. 121,800    607,782
         OmniVision Technologies, Inc.+...............  36,900    770,103
         Semtech Corp.+...............................  12,300    219,432
                                                               ----------
                                                                2,246,413
                                                               ----------
       Electronic Design Automation -- 0.4%
         Ansoft Corp.+................................  20,700    618,723
         Magma Design Automation, Inc.+...............  33,200    456,168
                                                               ----------
                                                                1,074,891
                                                               ----------
       Energy - Alternate Sources -- 0.1%
         Headwaters, Inc.+............................  11,800    194,936
                                                               ----------

                                                               Value
                   Security Description              Shares   (Note 2)

        ---------------------------------------------------------------
        Engineering/R&D Services -- 0.9%
          EMCOR Group, Inc.+........................  73,300 $2,297,955
                                                             ----------
        Enterprise Software/Service -- 1.1%
          BMC Software, Inc.+.......................  70,400  2,155,648
          MicroStrategy, Inc., Class A+.............   8,300    574,692
                                                             ----------
                                                              2,730,340
                                                             ----------
        Finance - Auto Loans -- 0.7%
          AmeriCredit Corp.+........................ 104,500  1,808,895
          Credit Acceptance Corp.+..................   5,126    113,848
                                                             ----------
                                                              1,922,743
                                                             ----------
        Finance - Consumer Loans -- 0.9%
          World Acceptance Corp.+...................  73,200  2,269,932
                                                             ----------
        Finance - Investment Banker/Broker -- 0.6%
          AG Edwards, Inc...........................   9,200    768,936
          Investment Technology Group, Inc.+........  22,100    894,387
                                                             ----------
                                                              1,663,323
                                                             ----------
        Finance - Leasing Companies -- 0.3%
          Financial Federal Corp....................  15,800    482,058
          Marlin Business Services, Corp.+..........  13,100    217,067
                                                             ----------
                                                                699,125
                                                             ----------
        Finance - Mortgage Loan/Banker -- 0.6%
          Federal Agricultural Mtg. Corp., Class C..  50,500  1,646,300
                                                             ----------
        Finance - Other Services -- 0.0%
          The Nasdaq Stock Market, Inc.+............     800     26,128
                                                             ----------
        Food - Misc. -- 0.2%
          Seaboard Corp.............................     200    415,800
                                                             ----------
        Food - Wholesale/Distribution -- 0.7%
          Nash Finch Co.............................  48,400  1,815,484
                                                             ----------
        Footwear & Related Apparel -- 0.1%
          Wolverine World Wide, Inc.................   7,400    194,546
                                                             ----------
        Funeral Services & Related Items -- 0.2%
          Stewart Enterprises, Inc., Class A........  77,500    555,675
                                                             ----------
        Gas - Distribution -- 1.7%
          Nicor, Inc................................  78,900  3,279,084
          ONEOK, Inc................................   6,200    290,470
          Vectren Corp..............................  29,700    810,810
                                                             ----------
                                                              4,380,364
                                                             ----------
        Home Furnishings -- 0.0%
          Kimball International, Inc., Class B......   8,493    114,061
                                                             ----------
        Human Resources -- 0.7%
          Heidrick & Struggles International, Inc.+.  36,900  1,728,765
                                                             ----------
        Industrial Automated/Robotic -- 0.3%
          Cognex Corp...............................  35,100    647,595
                                                             ----------
        Insurance Broker -- 0.1%
          Crawford & Co., Class B+..................  36,600    235,338
                                                             ----------
        Insurance - Life/Health -- 2.4%
          Conseco, Inc.+............................ 124,400  1,749,064
          Delphi Financial Group, Inc., Class A.....  51,550  2,077,465
          FBL Financial Group, Inc., Class A........   6,600    258,258
          Great American Financial Resources, Inc...  11,200    272,832
          Protective Life Corp......................  26,300  1,099,340
          StanCorp Financial Group, Inc.............  14,900    701,790
                                                             ----------
                                                              6,158,749
                                                             ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance - Multi-line -- 0.9%
          Alfa Corp................................... 46,300 $  824,140
          Horace Mann Educators Corp.................. 79,400  1,535,596
                                                              ----------
                                                               2,359,736
                                                              ----------
        Insurance - Property/Casualty -- 1.4%
          Affirmative Insurance Holdings, Inc.........  9,000    114,660
          Arch Capital Group, Ltd.+...................  6,000    430,980
          Harleysville Group, Inc..................... 41,000  1,322,660
          James River Group, Inc......................  1,200     39,960
          LandAmerica Financial Group, Inc............ 19,700  1,091,183
          Meadowbrook Insurance Group, Inc.+.......... 23,300    205,739
          ProAssurance Corp.+.........................  8,800    462,704
                                                              ----------
                                                               3,667,886
                                                              ----------
        Insurance - Reinsurance -- 1.2%
          Aspen Insurance Holdings, Ltd............... 37,300    935,857
          Axis Capital Holdings, Ltd.................. 11,200    404,320
          Odyssey Re Holdings Corp.................... 12,300    445,506
          Platinum Underwriters Holdings, Ltd......... 26,300    912,084
          RenaissanceRe Holdings, Ltd.................  7,500    429,600
                                                              ----------
                                                               3,127,367
                                                              ----------
        Internet Security -- 0.3%
          SonicWALL, Inc.+............................ 94,300    809,094
                                                              ----------
        Investment Management/Advisor Services -- 0.4%
          Affiliated Managers Group, Inc.+............  9,000  1,019,250
                                                              ----------
        Lasers - System/Components -- 0.6%
          Coherent, Inc.+............................. 49,400  1,486,446
                                                              ----------
        Machinery - Farming -- 0.8%
          AGCO Corp.+................................. 50,400  2,177,280
                                                              ----------
        Machinery - General Industrial -- 1.3%
          Applied Industrial Technologies, Inc........ 40,100  1,282,398
          Wabtec Corp................................. 55,200  2,068,344
                                                              ----------
                                                               3,350,742
                                                              ----------
        Machinery - Material Handling -- 0.2%
          NACCO, Industries, Inc., Class A............  4,400    521,268
                                                              ----------
        Machinery - Pumps -- 0.0%
          Flowserve Corp..............................  1,100     78,551
                                                              ----------
        Medical Instruments -- 0.2%
          Datascope Corp.............................. 18,600    620,496
                                                              ----------
        Medical Products -- 0.7%
          Invacare Corp............................... 53,900  1,248,863
          Mentor Corp................................. 14,100    628,719
                                                              ----------
                                                               1,877,582
                                                              ----------
        Medical Sterilization Products -- 0.6%
          STERIS Corp................................. 55,400  1,555,078
                                                              ----------
        Medical - Biomedical/Gene -- 0.8%
          Arena Pharmaceuticals, Inc.+................ 10,800    144,720
          Enzo Biochem, Inc.+......................... 28,800    518,688
          Exelixis, Inc.+............................. 31,000    348,750
          Illumina, Inc.+.............................  7,100    342,859
          Keryx Biopharmaceuticals, Inc.+............. 13,500    135,810
          Regeneron Pharmaceuticals, Inc.+............  7,700    149,842
          Savient Pharmaceuticals, Inc.+.............. 41,300    544,334
                                                              ----------
                                                               2,185,003
                                                              ----------
        Medical - Drugs -- 0.4%
          Acadia Pharmaceuticals, Inc.+...............  9,600    138,144
          Adams Respiratory Therapeutics, Inc.+.......  7,700    296,912

                                                                 Value
                     Security Description               Shares  (Note 2)

       ------------------------------------------------------------------
       Medical - Drugs (continued)
         Auxilium Pharmaceuticals, Inc.+...............  4,450 $   86,330
         Cubist Pharmaceuticals, Inc.+.................  7,400    169,312
         Sucampo Pharmaceuticals, Inc.+................  4,100     52,234
         Uluru, Inc.+.................................. 17,800     84,372
         ViroPharma, Inc.+............................. 15,900    157,569
                                                               ----------
                                                                  984,873
                                                               ----------
       Medical - Generic Drugs -- 0.2%
         Alpharma, Inc., Class A....................... 19,300    441,970
                                                               ----------
       Medical - HMO -- 0.7%
         Magellan Health Services, Inc.+............... 41,700  1,693,020
                                                               ----------
       Medical - Nursing Homes -- 0.3%
         Manor Care, Inc............................... 11,500    734,735
                                                               ----------
       Medical - Outpatient/Home Medical -- 0.7%
         Gentiva Health Services, Inc.+................ 88,100  1,827,194
                                                               ----------
       Metal Processors & Fabrication -- 0.3%
         CIRCOR International, Inc.....................  4,200    177,618
         Quanex Corp................................... 16,250    703,788
                                                               ----------
                                                                  881,406
                                                               ----------
       Metal - Iron -- 0.9%
         Cleveland-Cliffs, Inc......................... 30,400  2,318,608
                                                               ----------
       Miscellaneous Manufacturing -- 0.9%
         Freightcar America, Inc....................... 15,600    706,680
         Reddy Ice Holdings, Inc....................... 57,400  1,660,582
                                                               ----------
                                                                2,367,262
                                                               ----------
       Multimedia -- 0.4%
         Belo Corp., Class A........................... 64,500  1,111,980
                                                               ----------
       Music -- 0.2%
         Steinway Musical Instruments, Inc............. 17,900    572,263
                                                               ----------
       Networking Products -- 0.4%
         Black Box Corp................................ 28,000  1,146,600
                                                               ----------
       Non - Ferrous Metals -- 0.3%
         USEC, Inc.+................................... 48,200    645,398
                                                               ----------
       Office Furnishings-Original -- 0.9%
         CompX International, Inc...................... 11,700    237,276
         HNI Corp...................................... 27,000  1,102,680
         Steelcase, Inc. Class A....................... 58,300  1,028,412
                                                               ----------
                                                                2,368,368
                                                               ----------
       Office Supplies & Forms -- 0.3%
         The Standard Register Co...................... 60,600    775,074
                                                               ----------
       Oil & Gas Drilling -- 0.5%
         Grey Wolf, Inc.+.............................. 95,200    632,128
         Helmerich & Payne, Inc........................ 22,000    692,780
                                                               ----------
                                                                1,324,908
                                                               ----------
       Oil Companies - Exploration & Production -- 1.2%
         Forest Oil Corp.+............................. 21,400    827,110
         Harvest Natural Resources, Inc.+.............. 25,700    294,522
         Mariner Energy, Inc.+......................... 43,991    922,491
         Meridian Resource Corp.+...................... 38,900     90,248
         Swift Energy Co.+............................. 25,900    963,998
                                                               ----------
                                                                3,098,369
                                                               ----------
       Oil Refining & Marketing -- 0.5%
         Holly Corp.................................... 18,400  1,226,360
                                                               ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Oil - Field Services -- 0.9%
       Global Industries, Ltd.+.......................  30,100 $   727,818
       Trico Marine Services, Inc.+...................  50,900   1,672,574
                                                               -----------
                                                                 2,400,392
                                                               -----------
     Optical Supplies -- 0.1%
       Advanced Medical Optics, Inc.+.................  11,700     336,258
                                                               -----------
     Paper & Related Products -- 1.2%
       Buckeye Technologies, Inc.+....................  74,600   1,161,522
       Neenah Paper, Inc..............................  48,300   1,675,527
       Smurfit - Stone Container Corp.+...............  16,900     178,464
                                                               -----------
                                                                 3,015,513
                                                               -----------
     Physicians Practice Management -- 0.4%
       Healthways, Inc.+..............................  19,800     986,040
                                                               -----------
     Publishing - Books -- 0.6%
       John Wiley & Sons, Inc., Class A...............  37,200   1,542,684
                                                               -----------
     Radio -- 0.3%
       Cumulus Media, Inc., Class A+..................  48,800     522,160
       Westwood One, Inc..............................  62,800     181,492
                                                               -----------
                                                                   703,652
                                                               -----------
     Real Estate Investment Trusts -- 8.3%
       Annaly Mortgage Management, Inc................  37,200     524,148
       Anworth Mortgage Asset Corp....................  98,400     529,392
       Apartment Investment & Management Co., Class A.  30,600   1,367,820
       Brandywine Realty Trust........................   8,346     215,160
       Cousins Properties, Inc........................  63,000   1,730,610
       Deerfield Triarc Capital Corp..................  22,000     192,500
       Equity Inns, Inc............................... 112,300   2,528,996
       Equity Lifestyle Properties, Inc...............  26,300   1,280,810
       Home Properties, Inc...........................  30,900   1,570,338
       LaSalle Hotel Properties.......................  18,600     774,504
       Lexington Corporate Properties Trust...........  18,700     386,716
       MFA Mtg. Investments, Inc...................... 130,700   1,012,925
       Pennsylvania Real Estate Investment Trust......     900      34,047
       PS Business Parks, Inc.........................  33,300   1,881,450
       Ramco - Gershenson Properties Trust............  51,700   1,667,325
       Sunstone Hotel Investors, Inc.................. 129,900   3,502,104
       Taubman Centers, Inc...........................  34,900   1,800,142
       Universal Health Realty Income Trust...........  19,700     660,344
                                                               -----------
                                                                21,659,331
                                                               -----------
     Retail - Apparel/Shoe -- 0.9%
       Collective Brands, Inc.+....................... 102,100   2,412,623
                                                               -----------
     Retail - Auto Parts -- 0.5%
       CSK Auto Corp.+................................ 104,500   1,381,490
                                                               -----------
     Retail - Bookstore -- 0.4%
       Barnes & Noble, Inc............................  27,100     977,497
                                                               -----------
     Retail - Computer Equipment -- 0.7%
       GameStop Corp., Class A+.......................  36,800   1,845,152
                                                               -----------
     Retail - Convenience Store -- 0.2%
       The Pantry, Inc.+..............................  15,400     513,282
                                                               -----------
     Retail - Discount -- 1.2%
       Big Lots, Inc.+................................  99,800   2,971,046
                                                               -----------
     Retail - Major Department Stores -- 0.1%
       Saks, Inc......................................  18,000     291,060
                                                               -----------
     Retail - Office Supplies -- 0.1%
       OfficeMax, Inc.................................   8,900     316,128
                                                               -----------
     Retail - Restaurants -- 0.6%
       Domino's Pizza, Inc............................  15,500     272,645
       Jack in the Box, Inc.+.........................  22,300   1,387,506
                                                               -----------
                                                                 1,660,151
                                                               -----------

                                                                     Value
                    Security Description                   Shares   (Note 2)

   --------------------------------------------------------------------------
   Rubber/Plastic Products -- 0.4%
     Myers Industries, Inc................................  43,100 $  918,030
                                                                   ----------
   Savings & Loans/Thrifts -- 1.7%
     Astoria Financial Corp...............................  90,900  2,369,763
     First Financial Holdings, Inc........................   6,700    213,395
     First Niagara Financial Group, Inc...................  60,300    852,039
     FirstFed Financial Corp.+............................  12,500    628,125
     United Community Financial Corp......................   9,400     69,466
     WSFS Financial Corp..................................   3,300    198,792
                                                                   ----------
                                                                    4,331,580
                                                                   ----------
   Semiconductor Equipment -- 0.8%
     Asyst Technologies, Inc.+............................ 137,400    806,538
     Axcelis Technologies, Inc.+..........................  51,200    241,152
     Cohu, Inc............................................  19,500    385,905
     Novellus Systems, Inc.+..............................  26,700    730,779
                                                                   ----------
                                                                    2,164,374
                                                                   ----------
   Semiconductors Components - Integrated Circuits -- 0.9%
     Cirrus Logic, Inc.+.................................. 171,700  1,169,277
     Emulex Corp.+........................................  32,000    625,280
     Genesis Microchip, Inc.+.............................  10,400     82,784
     Integrated Device Technology, Inc.+..................   8,100    126,684
     TriQuint Semiconductor, Inc.+........................  48,500    213,885
                                                                   ----------
                                                                    2,217,910
                                                                   ----------
   Steel Pipe & Tube -- 0.3%
     Valmont Industries, Inc..............................   7,700    686,686
                                                                   ----------
   Steel - Producers -- 1.2%
     Chaparral Steel Co...................................  31,900  2,727,450
     Steel Dynamics, Inc..................................   9,700    420,786
                                                                   ----------
                                                                    3,148,236
                                                                   ----------
   Telecom Services -- 0.1%
     Consolidated Commerce Holdings, Inc..................  18,500    343,730
                                                                   ----------
   Telecommunication Equipment -- 0.7%
     CommScope, Inc.+.....................................  26,400  1,494,240
     North Pittsburgh Systems, Inc........................  12,300    284,007
     UTStarcom, Inc.+.....................................  47,600    144,704
                                                                   ----------
                                                                    1,922,951
                                                                   ----------
   Telephone - Integrated -- 0.7%
     CenturyTel, Inc......................................  15,600    748,488
     Citizens Communications Co...........................  76,356  1,107,926
                                                                   ----------
                                                                    1,856,414
                                                                   ----------
   Television -- 0.2%
     Sinclair Broadcast Group, Inc., Class A..............  42,300    527,058
                                                                   ----------
   Therapeutics -- 0.2%
     Cypress Bioscience, Inc.+............................  23,100    306,306
     Progenics Pharmaceuticals, Inc.+.....................   4,800    110,736
     United Therapeutics Corp.+...........................   2,800    191,772
                                                                   ----------
                                                                      608,814
                                                                   ----------
   Tobacco -- 0.6%
     Alliance One International, Inc.+.................... 195,800  1,507,660
                                                                   ----------
   Toys -- 1.0%
     Hasbro, Inc..........................................  58,000  1,636,180
     JAKKS Pacific, Inc.+.................................  36,900    829,143
                                                                   ----------
                                                                    2,465,323
                                                                   ----------
   Transport - Air Freight -- 0.2%
     Atlas Air Worldwide Holdings, Inc.+..................   8,500    431,290
                                                                   ----------

VALIC Company II Small Cap Value Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                           Value
                   Security Description          Shares   (Note 2)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Transport - Marine -- 0.4%
             General Maritime Corp..............  8,100 $    209,466
             Gulfmark Offshore, Inc.+........... 11,600      531,860
             Overseas Shipholding Group, Inc....  5,700      406,980
                                                        ------------
                                                           1,148,306
                                                        ------------
           Transport - Services -- 1.2%
             Laidlaw International, Inc......... 70,300    2,436,598
             Pacer International, Inc........... 34,900      754,538
                                                        ------------
                                                           3,191,136
                                                        ------------
           Transport - Truck -- 0.3%
             Arkansas Best Corp................. 13,600      488,240
             Saia, Inc.+........................  8,000      150,320
                                                        ------------
                                                             638,560
                                                        ------------
           Vitamins & Nutrition Products -- 0.5%
             NBTY, Inc.+........................ 34,900    1,280,830
                                                        ------------
           Web Portals/ISP -- 0.5%
             United Online, Inc................. 82,300    1,182,651
                                                        ------------
           Wire & Cable Products -- 0.1%
             Insteel Industries, Inc............ 18,300      345,870
                                                        ------------
           Total Common Stock
              (cost $243,306,877)...............         247,945,403
                                                        ------------

                                                         Shares/
                                                        Principal     Value
                Security Description                     Amount      (Note 2)

-------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES -- 0.2%
United States Treasury Bonds -- 0.2%
  United States Treasury Notes
   4.25% due 11/30/07
   (cost $542,197)(2)................................. $  545,000  $    545,681
                                                                   ------------
Total Long - Term Investment Securities
   (cost $243,849,074)................................              248,491,084
                                                                   ------------
REPURCHASE AGREEMENT -- 3.8%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.68%, dated 08/31/07, to be
   repurchased 09/04/07 in the amount of $10,002,198
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 3.25% due 02/15/09
   and having approximate value of $10,300,226
   (cost $9,997,000)..................................  9,997,000     9,997,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $253,846,074)(1).............................       99.5%  258,488,084
Other assets less liabilities.........................        0.5%    1,216,369
                                                       ----------  ------------
NET ASSETS --                                               100.0% $259,704,453
                                                       ==========  ============

--------
+  Non-income producing security
(1) See Note 5 for cost of investments on a tax basis.
(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                      Expiration    Value at     Value as of    Appreciation
Contracts    Description          Date      Trade Date  August 31, 2007 (Depreciation)
--------------------------------------------------------------------------------------
 26 Long  Russell 2000 Index September 2007 $10,224,923   $10,332,400      $107,477
                                                                           ========

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

             Banks -- Super Regional......................... 7.7%
             Finance -- Investment Banker/Broker............. 6.1
             Commercial Paper................................ 5.8
             Computers....................................... 4.3
             Medical -- Drugs................................ 4.3
             Oil Companies -- Exploration & Production....... 3.8
             Beverages -- Non -- alcoholic................... 3.5
             Multimedia...................................... 3.5
             Applications Software........................... 2.7
             Medical -- HMO.................................. 2.7
             Networking Products............................. 2.4
             Retail -- Drug Store............................ 2.4
             Transport -- Services........................... 2.3
             Insurance -- Multi-line......................... 1.9
             Medical -- Biomedical/Gene...................... 1.8
             Oil -- Field Services........................... 1.8
             Cable TV........................................ 1.6
             Enterprise Software/Service..................... 1.6
             Retail -- Discount.............................. 1.5
             Wireless Equipment.............................. 1.5
             Food -- Misc.................................... 1.4
             Medical Instruments............................. 1.4
             Medical -- Generic Drugs........................ 1.4
             Retail -- Restaurants........................... 1.4
             Telephone -- Integrated......................... 1.4
             Machinery -- Construction & Mining.............. 1.3
             Web Portals/ISP................................. 1.3
             Banks -- Fiduciary.............................. 1.2
             Cosmetics & Toiletries.......................... 1.2
             Athletic Footwear............................... 1.1
             Finance -- Mortgage Loan/Banker................. 1.1
             Industrial Gases................................ 1.1
             Transport -- Rail............................... 1.1
             Auto -- Heavy Duty Trucks....................... 1.0
             Finance -- Credit Card.......................... 1.0
             Pipelines....................................... 1.0
             Semiconductor Equipment......................... 1.0
             Machinery -- Farming............................ 0.9
             Metal -- Copper................................. 0.9
             Oil & Gas Drilling.............................. 0.9
             Broadcast Services/Program...................... 0.8
             Medical -- Wholesale Drug Distribution.......... 0.8
             Savings & Loans/Thrifts......................... 0.8
             Telecom Services................................ 0.8
             Data Processing/Management...................... 0.7
             Building & Construction Products -- Misc........ 0.6
             Computers -- Memory Devices..................... 0.6
             Insurance -- Property/Casualty.................. 0.6
             Medical Products................................ 0.6
             E-Commerce/Services............................. 0.5
             Electric -- Integrated.......................... 0.5
             U.S. Government Treasuries...................... 0.5
             Advertising Agencies............................ 0.4
             Banks -- Commercial............................. 0.4
             Electric -- Generation.......................... 0.4
             Electronic Components -- Semiconductors......... 0.4
             Oil Field Machinery & Equipment................. 0.4
             Publishing -- Newspapers........................ 0.4
             Retail -- Regional Department Stores............ 0.4
             Diversified Manufacturing Operations............ 0.3
             Metal Processors & Fabrication.................. 0.3
             Real Estate Investment Trusts................... 0.3
             Retail -- Apparel/Shoe.......................... 0.3
             Food -- Retail.................................. 0.2
             Home Decoration Products........................ 0.2
             Semiconductors Components -- Integrated Circuits 0.2
             Food -- Confectionery........................... 0.1
             Hotels/Motels................................... 0.1
             Independent Power Producers..................... 0.1

                  Investment Management/Advisor Services  0.1
                  Motorcycle/Motor Scooter..............  0.1
                  Repurchase Agreements.................  0.1
                  Retail -- Consumer Electronics........  0.1
                  Therapeutics..........................  0.1
                  Toys..................................  0.1
                                                         ----
                                                         99.6%
                                                         ====

*  Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 93.2%
      Advertising Agency -- 0.4%
        Omnicom Group, Inc............................  70,300 $ 3,580,379
                                                               -----------
      Applications Software -- 2.7%
        Microsoft Corp................................ 868,419  24,949,678
                                                               -----------
      Athletic Footwear -- 1.1%
        NIKE, Inc., Class B........................... 174,120   9,809,921
                                                               -----------
      Auto - Heavy Duty Trucks -- 1.0%
        PACCAR, Inc................................... 104,920   8,975,906
                                                               -----------
      Banks - Commercial -- 0.4%
        Regions Financial Corp........................ 127,700   3,997,010
                                                               -----------
      Banks - Fiduciary -- 1.2%
        The Bank of New York Mellon Corp.............. 272,200  11,005,046
                                                               -----------
      Banks - Super Regional -- 7.7%
        Bank of America Corp.......................... 463,765  23,503,610
        National City Corp............................ 112,540   3,028,451
        US Bancorp.................................... 386,740  12,511,039
        Wachovia Corp................................. 305,560  14,966,329
        Wells Fargo & Co.............................. 464,536  16,974,146
                                                               -----------
                                                                70,983,575
                                                               -----------
      Beverages - Non-alcoholic -- 3.5%
        PepsiCo, Inc.................................. 238,677  16,237,196
        The Coca - Cola Co............................ 297,562  16,002,885
                                                               -----------
                                                                32,240,081
                                                               -----------
      Broadcast Services/Program -- 0.8%
        Clear Channel Communications, Inc............. 201,657   7,513,740
                                                               -----------
      Building & Construction Products - Misc. -- 0.6%
        Masco Corp.................................... 204,320   5,316,406
                                                               -----------
      Cable TV -- 1.6%
        Comcast Corp., Class A+....................... 475,626  12,409,082
        The DIRECTV Group, Inc.+...................... 118,600   2,766,938
                                                               -----------
                                                                15,176,020
                                                               -----------
      Computers -- 4.3%
        Apple, Inc.+..................................  99,858  13,828,336
        Dell, Inc.+................................... 291,900   8,246,175
        Hewlett-Packard Co............................ 359,615  17,747,000
                                                               -----------
                                                                39,821,511
                                                               -----------
      Computers-Memory Devices -- 0.6%
        EMC Corp.+.................................... 283,000   5,563,780
        Seagate Technology+(2)(3)(4)..................     510           0
                                                               -----------
                                                                 5,563,780
                                                               -----------
      Cosmetics & Toiletries -- 1.2%
        Colgate - Palmolive Co........................ 167,765  11,126,175
                                                               -----------
      Data Processing/Management -- 0.7%
        First Data Corp............................... 162,550   5,399,911
        Paychex, Inc..................................  28,000   1,244,040
                                                               -----------
                                                                 6,643,951
                                                               -----------
      Diversified Manufacturing Operations -- 0.3%
        Danaher Corp..................................  39,100   3,036,506
                                                               -----------
      E - Commerce/Products -- 0.0%
        Amazon.com, Inc.+.............................   4,550     363,591
                                                               -----------
      E - Commerce/Services -- 0.5%
        eBay, Inc.+................................... 137,994   4,705,595
                                                               -----------
      Electric - Generation -- 0.4%
        The AES Corp.+................................ 184,300   3,337,673
                                                               -----------

                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       Electric - Integrated -- 0.5%
         Energy East Corp............................  42,950 $ 1,146,335
         Pepco Holdings, Inc......................... 128,800   3,590,944
                                                              -----------
                                                                4,737,279
                                                              -----------
       Electronic Components - Semiconductors -- 0.4%
         Broadcom Corp., Class A+....................  96,500   3,329,250
                                                              -----------
       Enterprise Software/Service -- 1.6%
         Oracle Corp.+............................... 712,699  14,453,536
                                                              -----------
       Finance - Credit Card -- 1.0%
         American Express Co......................... 153,250   8,983,515
                                                              -----------
       Finance - Investment Banker/Broker -- 6.1%
         Citigroup, Inc.............................. 509,498  23,885,266
         JPMorgan Chase & Co......................... 420,024  18,699,468
         Lehman Brothers Holdings, Inc...............  12,950     710,049
         Merrill Lynch & Co., Inc.................... 158,690  11,695,453
         The Charles Schwab Corp.....................  89,300   1,768,140
                                                              -----------
                                                               56,758,376
                                                              -----------
       Finance - Mortgage Loan/Banker -- 1.1%
         Fannie Mae.................................. 114,220   7,493,974
         Freddie Mac.................................  37,700   2,322,697
                                                              -----------
                                                                9,816,671
                                                              -----------
       Food - Confectionery -- 0.1%
         The Hershey Co..............................  15,250     709,125
                                                              -----------
       Food - Misc. -- 1.4%
         Campbell Soup Co............................ 116,400   4,394,100
         General Mills, Inc..........................  57,700   3,224,276
         H.J. Heinz Co...............................  48,190   2,172,887
         Kellogg Co..................................  64,440   3,539,689
                                                              -----------
                                                               13,330,952
                                                              -----------
       Food - Retail -- 0.2%
         Safeway, Inc................................  61,560   1,953,299
                                                              -----------
       Home Decoration Products -- 0.2%
         Newell Rubbermaid, Inc......................  69,500   1,792,405
                                                              -----------
       Hotel/Motel -- 0.1%
         Marriott International, Inc., Class A.......  19,800     879,516
                                                              -----------
       Independent Power Producers -- 0.1%
         Dynegy, Inc., Class A+......................  66,600     538,794
         Reliant Energy, Inc.+.......................  29,000     739,790
                                                              -----------
                                                                1,278,584
                                                              -----------
       Industrial Gases -- 1.1%
         Praxair, Inc................................ 139,850  10,581,051
                                                              -----------
       Insurance - Multi-line -- 1.9%
         Allstate Corp............................... 169,150   9,260,962
         Hartford Financial Services Group, Inc......  72,350   6,432,638
         MetLife, Inc................................  34,250   2,193,713
                                                              -----------
                                                               17,887,313
                                                              -----------
       Insurance - Property/Casualty -- 0.6%
         The Travelers Cos., Inc..................... 120,370   6,083,500
                                                              -----------
       Investment Management/Advisor Services -- 0.1%
         Franklin Resources, Inc.....................   3,550     467,784
                                                              -----------
       Machinery - Construction & Mining -- 1.3%
         Caterpillar, Inc............................ 161,030  12,201,243
                                                              -----------
       Machinery - Farming -- 0.9%
         Deere & Co..................................  60,770   8,268,366
                                                              -----------

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                Value
                    Security Description              Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical Instruments -- 1.4%
         Boston Scientific Corp.+....................  36,350 $   466,370
         Medtronic, Inc.............................. 242,600  12,818,984
                                                              -----------
                                                               13,285,354
                                                              -----------
       Medical Products -- 0.6%
         Stryker Corp................................  87,820   5,866,376
                                                              -----------
       Medical-Biomedical/Gene -- 1.8%
         Amgen, Inc.+................................ 192,730   9,657,700
         Genentech, Inc.+............................  92,540   6,922,918
                                                              -----------
                                                               16,580,618
                                                              -----------
       Medical-Drugs -- 4.3%
         Allergan, Inc............................... 168,600  10,117,686
         Bristol - Myers Squibb Co................... 437,610  12,756,332
         Endo Pharmaceuticals Holdings, Inc.+........ 115,240   3,673,851
         Forest Laboratories, Inc.+.................. 232,130   8,735,052
         King Pharmaceuticals, Inc.+................. 273,700   4,113,711
         Sepracor, Inc.+.............................  17,500     510,475
                                                              -----------
                                                               39,907,107
                                                              -----------
       Medical - Generic Drugs -- 1.4%
         Barr Pharmaceuticals, Inc.+.................  95,600   4,864,128
         Mylan Laboratories, Inc..................... 295,690   4,464,919
         Watson Pharmaceuticals, Inc.+............... 118,210   3,525,022
                                                              -----------
                                                               12,854,069
                                                              -----------
       Medical - HMO -- 2.7%
         Aetna, Inc..................................  68,286   3,476,440
         UnitedHealth Group, Inc..................... 258,460  12,925,585
         WellPoint, Inc.+............................ 108,790   8,767,386
                                                              -----------
                                                               25,169,411
                                                              -----------
       Medical - Wholesale Drug Distribution -- 0.8%
         Cardinal Health, Inc........................ 104,550   7,149,129
                                                              -----------
       Metal Processors & Fabrication -- 0.3%
         Precision Castparts Corp....................  20,100   2,619,231
                                                              -----------
       Metal - Copper -- 0.9%
         Southern Copper Corp........................  81,860   8,615,765
                                                              -----------
       Motorcycle/Motor Scooter -- 0.1%
         Harley - Davidson, Inc......................  15,750     847,193
                                                              -----------
       Multimedia -- 3.5%
         News Corp., Class A......................... 591,470  11,965,438
         The McGraw - Hill Cos., Inc................. 142,651   7,198,170
         The Walt Disney Co.......................... 399,830  13,434,288
                                                              -----------
                                                               32,597,896
                                                              -----------
       Networking Products -- 2.4%
         Cisco Systems, Inc.+........................ 693,910  22,149,607
                                                              -----------
       Oil & Gas Drilling -- 0.9%
         Transocean, Inc.+...........................  77,820   8,178,104
                                                              -----------
       Oil Companies-Exploration & Production -- 3.8%
         Apache Corp................................. 139,850  10,821,593
         Chesapeake Energy Corp...................... 115,600   3,729,256
         EOG Resources, Inc.......................... 149,450  10,066,952
         Murphy Oil Corp.............................  51,650   3,147,551
         Noble Energy, Inc........................... 118,600   7,124,302
                                                              -----------
                                                               34,889,654
                                                              -----------


                                                                    Value
                    Security Description                  Shares   (Note 2)
   --------------------------------------------------------------------------
   Oil Field Machinery & Equipment -- 0.4%
     National - Oilwell Varco, Inc.+.....................  26,150 $ 3,347,200
                                                                  -----------
   Oil - Field Services -- 1.8%
     Schlumberger, Ltd................................... 174,106  16,801,229
                                                                  -----------
   Pipelines -- 1.0%
     Williams Cos., Inc.................................. 313,990   9,733,690
                                                                  -----------
   Publishing - Newspapers -- 0.4%
     Gannett Co., Inc....................................  85,130   4,001,110
                                                                  -----------
   Real Estate Investment Trusts -- 0.3%
     Equity Residential..................................  21,600     869,184
     Simon Property Group, Inc...........................  19,300   1,831,956
                                                                  -----------
                                                                    2,701,140
                                                                  -----------
   Retail-Apparel/Shoe -- 0.3%
     The Gap, Inc........................................ 155,500   2,917,180
                                                                  -----------
   Retail-Consumer Electronics -- 0.1%
     Best Buy Co., Inc...................................  26,650   1,171,267
                                                                  -----------
   Retail-Discount -- 1.5%
     Costco Wholesale Corp...............................  53,150   3,282,013
     Target Corp......................................... 160,950  10,611,433
                                                                  -----------
                                                                   13,893,446
                                                                  -----------
   Retail-Drug Store -- 2.4%
     CVS Caremark Corp................................... 280,245  10,598,866
     Walgreen Co......................................... 265,390  11,961,127
                                                                  -----------
                                                                   22,559,993
                                                                  -----------
   Retail - Regional Department Stores -- 0.4%
     Kohl's Corp.+.......................................  29,310   1,738,083
     Macy's, Inc.........................................  58,700   1,861,964
                                                                  -----------
                                                                    3,600,047
                                                                  -----------
   Retail - Restaurants -- 1.4%
     McDonald's Corp..................................... 257,883  12,700,738
                                                                  -----------
   Savings & Loans/Thrifts -- 0.8%
     Washington Mutual, Inc.............................. 211,940   7,782,437
                                                                  -----------
   Semiconductor Equipment -- 1.0%
     Applied Materials, Inc.............................. 456,250   9,745,500
                                                                  -----------
   Semiconductors Components-Intergrated Circuits -- 0.2%
     Analog Devices, Inc.................................  48,100   1,773,928
                                                                  -----------
   Telecom Services -- 0.8%
     Embarq Corp......................................... 113,350   7,075,307
                                                                  -----------
   Telephone-Integrated -- 1.4%
     ALLTEL Corp.........................................  96,300   6,573,438
     Citizens Communications Co.......................... 362,300   5,256,973
     Qwest Communications International, Inc.+........... 115,700   1,035,515
     Telecorp PCS+(2)(3).................................     400           0
                                                                  -----------
                                                                   12,865,926
                                                                  -----------
   Therapeutics -- 0.1%
     Gilead Sciences, Inc.+..............................  12,750     463,718
                                                                  -----------
   Toys -- 0.1%
     Mattel, Inc.........................................  25,250     546,158
                                                                  -----------
   Transport-Rail -- 1.1%
     CSX Corp............................................  81,460   3,339,860
     Norfolk Southern Corp............................... 139,750   7,156,597
                                                                  -----------
                                                                   10,496,457
                                                                  -----------

VALIC Company II Socially Responsible Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                            Shares/
                                                           Principal      Value
                  Security Description                      Amount       (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Transport-Services -- 2.3%
  FedEx Corp.............................................      62,070  $  6,807,837
  United Parcel Service, Inc. Class B....................     186,588    14,154,566
                                                                       ------------
                                                                         20,962,403
                                                                       ------------
Web Portals/ISP -- 1.3%
  Google, Inc., Class A+.................................      21,160    10,902,690
  Yahoo!, Inc.+..........................................      51,550     1,171,731
                                                                       ------------
                                                                         12,074,421
                                                                       ------------
Wireless Equipment -- 1.5%
  QUALCOMM, Inc..........................................     345,680    13,789,175
                                                                       ------------
Total Long-Term Investment Securities
 (cost $857,833,788)                                                    863,370,293
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.3%
Commercial Paper -- 5.8%
  KBC Financial Products International, Ltd.
   5.22% due 09/04/07.................................... $34,000,000    33,985,210
  Nationwide Bldg. Society
   5.39% due 09/06/07....................................  20,000,000    19,985,028
                                                                       ------------
                                                                         53,970,238
                                                                       ------------
U.S. Government Treasuries -- 0.5%
  United States Treasury Bills
   2.31% due 10/11/07(1).................................      85,000        84,783
   2.91% due 10/11/07(1).................................   2,025,000     2,018,475
   3.42% due 10/11/07(1).................................      10,000         9,962
   3.48% due 10/11/07(1).................................      60,000        59,769
   3.77% due 10/11/07(1).................................     145,000       144,396
   4.27% due 10/11/07(1).................................     215,000       213,985
   4.29% due 10/11/07(1).................................     220,000       218,959
   4.43% due 10/11/07(1).................................      60,000        59,707
   4.51% due 09/20/07(1).................................      70,000        69,834
   4.73% due 09/06/07(1).................................     130,000       129,915
   4.74% due 09/06/07(1).................................     170,000       169,889
   4.75% due 09/06/07(1).................................      30,000        29,980
   4.80% due 09/06/07(1).................................     110,000       109,927
   4.81% due 09/06/07(1).................................     150,000       149,900
   4.81% due 09/20/07(1).................................      70,000        69,824
   4.83% due 09/20/07(1).................................     110,000       109,722
   4.84% due 09/20/07(1).................................     110,000       109,721
   4.87% due 09/06/07(1).................................     170,000       169,885
   4.93% due 09/06/07(1).................................      50,000        49,966
   4.94% due 09/06/07(1).................................     100,000        99,932
   4.95% due 09/06/07(1).................................     100,000        99,932
   4.97% due 09/06/07(1).................................     100,000        99,931
                                                                       ------------
                                                                          4,278,394
                                                                       ------------
Total Short-Term Investment Securities
 (cost $58,248,632)......................................                58,248,632
                                                                       ------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.68% dated 08/31/07, to be repurchased
   09/04/07 in the amount of $813,423 and collateralized
   by Federal Home Loan Bank, bearing interest at 3.75%
   due 08/15/08 and having approximate value of
   $841,456 (cost $813,000)..............................     813,000       813,000
                                                                       ------------
TOTAL INVESTMENTS
 (cost $916,895,420) (5)                                         99.6%  922,431,925
Other assets less liabilities............................         0.4     3,474,448
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $925,906,373
                                                          ===========  ============

--------
+  Non-income producing security
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)Fair valued security; see Note 2
(3)Illiquid security
(4)To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Socially Responsible Fund held the following restricted securities:

  ---------------------------------------------------------------------------
                                                            Market
                     Acquisition        Acquisition Market Value Per % of Net
         Name           Date     Shares    Cost     Value    Share    Assets
  ---------------------------------------------------------------------------
  Seagate Technology
     Common Stock    11/22/2000   510      $0.00    $0.00    $0.00     0.00%
                                           =====    =====              ====

(5)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value as of   Unrealized
Number of                                          Value at   August 31,   Appreciation
Contracts       Description       Expiration Date Trade Date     2007     (Depreciation)
----------------------------------------------------------------------------------------
159 Long  S&P 500 Index . . . . . September 2007  $59,110,625 $58,698,825   $(411,800)
                                                                            =========

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Sovereign................................ 30.7%
                Federal National Mtg. Assoc..............  8.0%
                Federal Home Loan Mtg. Corp..............  6.3%
                United States Treasury Notes.............  4.4%
                Diversified Financial Services...........  4.0%
                Repurchase Agreements....................  3.5%
                Oil Companies -- Exploration & Production  2.2%
                Telephone -- Integrated..................  2.1%
                Special Purpose Entities.................  1.7%
                Pipelines................................  1.5%
                Medical -- Hospitals.....................  1.4%
                Cable TV.................................  1.3%
                Cellular Telecom.........................  1.3%
                Chemicals -- Specialty...................  1.1%
                Finance -- Auto Loans....................  1.1%
                Independent Power Producers..............  1.1%
                Electric -- Integrated...................  0.9%
                Electronic Components -- Semiconductors..  0.9%
                Casino Hotels............................  0.8%
                Auto -- Cars/Light Trucks................  0.7%
                Television...............................  0.7%
                Electric -- Generation...................  0.6%
                Medical -- Drugs.........................  0.6%
                Metal -- Diversified.....................  0.6%
                Telecom Services.........................  0.6%
                Transport -- Air Freight.................  0.6%
                Finance -- Investment Banker/Broker......  0.5%
                Paper & Related Products.................  0.5%
                Retail -- Drug Store.....................  0.5%
                Satellite Telecom........................  0.5%
                United States Treasury Bonds.............  0.5%
                Banks -- Commercial......................  0.4%
                Broadcast Services/Program...............  0.4%
                Building & Construction Products -- Misc.  0.4%
                Chemicals -- Diversified.................  0.4%
                Containers -- Metal/Glass................  0.4%
                Containers -- Paper/Plastic..............  0.4%
                Diversified Manufacturing Operations.....  0.4%
                Medical Products.........................  0.4%
                Multimedia...............................  0.4%
                Oil Companies -- Integrated..............  0.4%
                Oil -- Field Services....................  0.4%
                Rental Auto/Equipment....................  0.4%
                Savings & Loans/Thrifts..................  0.4%
                Steel -- Producers.......................  0.4%
                Theaters.................................  0.4%
                Agricultural Chemicals...................  0.3%
                Airlines.................................  0.3%
                Banks -- Money Center....................  0.3%
                Finance -- Mortgage Loan/Banker..........  0.3%
                Food -- Misc.............................  0.3%
                Funeral Services & Related Items.........  0.3%
                Gambling (Non-Hotel).....................  0.3%
                Office Automation & Equipment............  0.3%
                Real Estate Investment Trusts............  0.3%
                Recycling................................  0.3%
                Aerospace/Defense -- Equipment...........  0.2%
                Banks -- Super Regional..................  0.2%
                Computer Services........................  0.2%
                Consumer Products -- Misc................  0.2%
                Distribution/Wholesale...................  0.2%
                Electronics -- Military..................  0.2%
                Energy -- Alternate Sources..............  0.2%
                Finance -- Credit Card...................  0.2%
                Food -- Meat Products....................  0.2%
                Housewares...............................  0.2%
                Medical -- HMO...........................  0.2%
                Medical -- Wholesale Drug Distribution...  0.2%
                Non -- Hazardous Waste Disposal..........  0.2%

                 Printing -- Commercial..................  0.2%
                 Retail -- Discount......................  0.2%
                 Transport -- Rail.......................  0.2%
                 Applications Software...................  0.1%
                 Auto/Truck Parts & Equipment -- Original  0.1%
                 Beverages -- Wine/Spirits...............  0.1%
                 Brewery.................................  0.1%
                 Building & Construction -- Misc.........  0.1%
                 Building Products -- Wood...............  0.1%
                 Building -- Residential/Commercial......  0.1%
                 Commercial Services -- Finance..........  0.1%
                 Computers -- Memory Devices.............  0.1%
                 Cosmetics & Toiletries..................  0.1%
                 Direct Marketing........................  0.1%
                 Diversified Operations..................  0.1%
                 Electronic Components -- Misc...........  0.1%
                 Federal Home Loan Bank..................  0.1%
                 Finance -- Commercial...................  0.1%
                 Finance -- Consumer Loans...............  0.1%
                 Golf....................................  0.1%
                 Home Furnishings........................  0.1%
                 Hotels/Motels...........................  0.1%
                 Insurance Brokers.......................  0.1%
                 Insurance -- Multi -- line..............  0.1%
                 Insurance -- Property/Casualty..........  0.1%
                 Investment Companies....................  0.1%
                 Leisure Products........................  0.1%
                 Machinery -- Farming....................  0.1%
                 Machinery -- General Industrial.........  0.1%
                 Medical Information Systems.............  0.1%
                 Medical -- Nursing Homes................  0.1%
                 Metal Processors & Fabrication..........  0.1%
                 Metal -- Aluminum.......................  0.1%
                 Music...................................  0.1%
                 Oil & Gas Drilling......................  0.1%
                 Oil Refining & Marketing................  0.1%
                 Physicians Practice Management..........  0.1%
                 Publishing -- Books.....................  0.1%
                 Publishing -- Newspapers................  0.1%
                 Publishing -- Periodicals...............  0.1%
                 Research & Development..................  0.1%
                 Retail -- Major Department Stores.......  0.1%
                 Retail -- Petroleum Products............  0.1%
                 Retail -- Restaurants...................  0.1%
                 Rubber -- Tires.........................  0.1%
                 Specified Purpose Acquisitions..........  0.1%
                 Storage/Warehousing.....................  0.1%
                 Transactional Software..................  0.1%
                 Transport -- Marine.....................  0.1%
                 Transport -- Services...................  0.1%
                 Transport -- Truck......................  0.1%
                 Travel Services.........................  0.1%
                                                          ----
                                                          98.3%
                                                          ====

*  Calculated as a percentage of net assets.

VALIC Company II Strategic Bond Fund
PORTFOLIO PROFILE -- August 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Country Allocation*

                              United States. 63.1%
                              Brazil........  4.3%
                              Canada........  3.4%
                              Australia.....  2.1%
                              Turkey........  2.1%
                              Norway........  1.9%
                              Argentina.....  1.8%
                              Russia........  1.7%
                              Sweden........  1.7%
                              Venezuela.....  1.7%
                              Philippines...  1.6%
                              United Kingdom  1.5%
                              Japan.........  1.2%
                              Mexico........  0.9%
                              Colombia......  0.8%
                              Peru..........  0.8%
                              Ukrainian SSR.  0.8%
                              Belgium.......  0.6%
                              Denmark.......  0.6%
                              Indonesia.....  0.6%
                              Uruguay.......  0.6%
                              Bermuda.......  0.5%
                              France........  0.5%
                              Luxembourg....  0.5%
                              Cayman Islands  0.4%
                              Germany.......  0.4%
                              Ecuador.......  0.3%
                              Greece........  0.3%
                              Egypt.........  0.2%
                              Ireland.......  0.2%
                              Netherlands...  0.2%
                              Pakistan......  0.2%
                              Panama........  0.2%
                              Poland........  0.2%
                              South Africa..  0.2%
                              Spain.........  0.2%
                                             ----
                                             98.3%
                                             ====

Credit Quality +#

                          Government--Agency..   15.0%
                          Government--Treasury    5.2%
                          AAA.................   14.4%
                          AA..................    2.7%
                          A...................    5.0%
                          BBB.................   10.1%
                          BB..................   20.3%
                          B...................   16.5%
                          CCC.................    8.6%
                          Below C.............    0.6%
                          Not Rated@..........    1.6%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007
--------------------------------------------------------------------------------


                                                               Principal    Value
                Security Description                           Amount(16)  (Note 2)
-------------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 3.8%
Diversified Financial Services -- 3.8%
  Banc of America Funding Corp.
   Series 2007-C, Class 5A1
   5.37% due 05/20/36(1).............................          1,417,491  $ 1,403,905
  Banc of America Funding Corp.
   Series 2006-J, Class 2A1
   5.89% due 01/20/47(1)(2)..........................            549,620      553,344
  Bear Stearns Commercial Mtg. Securities, Inc.
   Series 2007-PW15, Class H
   5.93% due 02/11/44*(2)(3).........................            435,000      322,063
  Bear Stearns Commercial Mtg. Securities, Inc.
   Series 2006-PW12, Class F
   5.93% due 09/11/38*(2)(3).........................            220,000      186,288
  Bear Stearns Commercial Mtg. Securities, Inc.,
   Series 2007-PW15, Class A2
   5.20% due 02/11/44(3).............................            345,000      340,481
  Bear Stearns Commercial Mtg. Securities, Inc.,
   Series 2006-PW12, Class G
   5.75% due 09/11/38................................             38,000       31,023
  Chase Mortgage Finance Corp.
   Series 2007-A2, Class 1A1
   4.56% due 07/25/37(1).............................          1,238,024    1,224,497
  Commercial Mtg. Pass Through Certificates
   Series CN2A, Class A2FL
   5.55% due 02/05/19*(3)(4).........................            550,000      549,964
  Commercial Mtg. Pass Through Certs.,
   Series 2004-LB2A, Class A3
   4.22% due 03/10/39(3).............................            351,000      340,674
  CS First Boston Mtg. Securities Corp.
   Series 2002-CKN2, Class A3
   6.13% due 04/15/37(3).............................            800,000      817,595
  J.P. Morgan Chase Commercial Mtg. Securities Corp.
   Series 2006-CB16, Class E
   5.84% due 05/12/45*(3)............................            150,000      133,889
  LB - UBS Commercial Mtg. Trust
   Series 2007-C6, Class AM
   6.11% due 07/15/40(3).............................          2,000,000    2,015,469
  LB - UBS Commercial Mtg. Trust
   Series 2007-C6, Class B
   6.45% due 07/17/40(3).............................            375,000      370,591
  Merrill Lynch Mtg. Investors Trust
   Series 2004-A1, Class 3A
   4.84% due 02/25/34(1)(2)..........................            385,734      379,608
  Merrill Lynch
   Series 2007-5, Class H
   6.12% due 08/25/48................................            175,000      128,629
  Morgan Stanley Capital I
   Series 2006-IQ12, Class D
   5.53% due 12/15/43(3).............................            220,000      202,173
  Ocwen Advance Receivables Backed Notes,
   Series 2006-1A
   5.36% due 11/24/15*(5)............................            250,000      187,500
  Wachovia Bank Commercial Mtg. Trust,
   Series 2006-WL7A, Class F
   6.09% due 09/15/21*(3)(4).........................            500,000      498,564
  Wells Fargo Mtg. Backed Securities Trust
   Series 2006-AR17, Class A2
   5.84% due 10/25/36(1)(2)..........................          1,208,749    1,212,060
  Wells Fargo Mtg. Backed Securities Trust
   Series 2006-AR12, Class 2A1
   6.10% due 09/25/36(1)(2)..........................            222,478      223,504
                                                                          -----------
Total Asset Backed Securities
   (cost $11,419,867)................................                      11,121,821
                                                                          -----------

                                                        Principal   Value
                 Security Description                   Amount(16) (Note 2)

    -----------------------------------------------------------------------
    CONVERTIBLE BONDS & NOTES -- 0.1%
    Electronic Components - Semiconductors -- 0.1%
      Advanced Micro Devices, Inc.
       Senior Notes
       6.00% due 05/01/15*........................        25,000   $ 21,437
      Spansion, Inc.
       Senior Sub. Notes
       2.25% due 06/15/16*........................       200,000    154,250
                                                                   --------
                                                                    175,687
                                                                   --------
    Medical Instruments -- 0.0%
      Kyphon, Inc.
       Senior Notes
       1.25% due 02/01/14*........................        25,000     31,563
                                                                   --------
    Medical - Biomedical/Gene -- 0.0%
      Nektar Therapeutics
       Sub. Notes
       3.25% due 09/28/12.........................        50,000     41,563
                                                                   --------
    Telecom Services -- 0.0%
      ICO North America, Inc.
       Notes
       7.50% due 08/15/09(5)(7)(8)................       125,000    123,750
                                                                   --------
    Total Convertible Bonds & Notes
       (cost $394,401)............................                  372,563
                                                                   --------
    CORPORATE BONDS & NOTES -- 34.6%
    Advertising Services -- 0.0%
      R.H. Donnelley Corp.
       Senior Notes
       6.88% due 01/15/13.........................       100,000     94,250
                                                                   --------
    Aerospace/Defense - Equipment -- 0.2%
      United Technologies Corp.
       Senior Notes
       6.10% due 05/15/12.........................       626,000    653,098
                                                                   --------
    Agricultural Chemicals -- 0.3%
      Mosaic Global Holdings, Inc.
       Debentures
       7.38% due 08/01/18.........................       100,000     94,000
      The Mosaic Co.
       Senior Notes
       7.38% due 12/01/14*........................       540,000    549,450
      The Mosaic Co.
       Senior Notes
       7.63% due 12/01/16*........................       195,000    199,875
                                                                   --------
                                                                    843,325
                                                                   --------
    Airlines -- 0.3%
      American Airlines, Inc.
       Pass Through Certs.
       Series 2001-1, Class A-2
       6.82% due 05/23/11.........................       475,000    455,109
      Continental Airlines, Inc.
       Pass Through Certs.,
       Series 1991, Class A
       6.55% due 02/02/19.........................       270,166    270,841
      Continental Airlines, Inc.
       Pass Through Certs.
       Series 2000-2, Class B
       8.31% due 10/02/19.........................        47,011     46,893
      Delta Air Lines, Inc.
       Pass Through Certs.
       Series 2000-1, Class A-2
       7.57% due 11/18/10.........................        85,000     86,063
      Northwest Airlines, Inc.
       Pass Through Certs.
       Series 2002-1 Class G2
       6.26% due 11/20/21.........................        81,748     80,522

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal    Value
                Security Description                    Amount(16)  (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Airlines (continued)
     United Air Lines, Inc.
      Pass Through Certs.
      Series 2001-1, Class A-2
      6.20% due 09/01/08..........................         48,066  $   48,006
                                                                   ----------
                                                                      987,434
                                                                   ----------
   Applications Software -- 0.1%
     SS&C Technologies, Inc.
      Company Guar. Notes
      11.75% due 12/01/13.........................        210,000     221,550
                                                                   ----------
   Auto - Cars/Light Trucks -- 0.7%
     DaimlerChrysler NA Holding Corp.
      Company Guar. Notes
      5.71% due 03/13/09(4).......................         85,000      84,756
     Ford Motor Co.
      Debentures
      6.38% due 02/01/29..........................      1,105,000     779,025
     General Motors Corp.
      Debentures
      8.25% due 07/15/23..........................        600,000     478,500
     General Motors Corp.
      Senior Bonds
      8.38% due 07/15/33..........................        875,000     702,187
                                                                   ----------
                                                                    2,044,468
                                                                   ----------
   Auto/Truck Parts & Equipment - Original -- 0.1%
     Lear Corp.
      Senior Notes
      8.75% due 12/01/16..........................        265,000     245,125
     Visteon Corp.
      Senior Notes
      8.25% due 08/01/10..........................        210,000     179,550
                                                                   ----------
                                                                      424,675
                                                                   ----------
   Auto/Truck Parts & Equipment - Replacement -- 0.0%
     Exide Corp.
      Notes
      10.00% due 03/15/25+(5)(8)..................        150,000           0
                                                                   ----------
   Banks - Commercial -- 0.3%
     Compass Bank
      Notes
      5.50% due 04/01/20..........................        130,000     125,032
     National City Bank
      Sub. Notes
      5.80% due 06/07/17..........................        250,000     249,536
     Popular North America, Inc.
      Company Guar. Notes
      5.65% due 04/15/09..........................         68,000      68,337
     Silicon Valley Bank
      Senior Notes
      5.70% due 06/01/12..........................        143,000     142,630
     SouthTrust Bank
      Sub. Notes
      4.75% due 03/01/13..........................        100,000      97,735
     SouthTrust Corp.
      Sub. Notes
      5.80% due 06/15/14..........................        164,000     164,140
     Union Bank of California NA
      Sub. Notes
      5.95% due 05/11/16..........................        100,000     101,070
     US Bank NA
      Notes
      3.90% due 08/15/08..........................         65,000      63,795
                                                                   ----------
                                                                    1,012,275
                                                                   ----------

                                                         Principal    Value
                Security Description                     Amount(16)  (Note 2)

  ----------------------------------------------------------------------------
  Banks - Money Center -- 0.0%
    RBS Capital Trust I
     Bonds
     4.71% due 07/01/13(4)(9).....................         77,000   $   70,774
                                                                    ----------
  Banks - Super Regional -- 0.2%
    Capital One Financial Corp.
     Senior Notes
     5.70% due 09/15/11...........................        282,000      277,666
    Capital One Financial Corp.
     Senior Notes
     6.75% due 09/15/17...........................        157,000      156,166
    JPMorgan Chase Bank NA
     Sub. Notes
     6.13% due 11/01/08...........................         58,000       58,319
                                                                    ----------
                                                                       492,151
                                                                    ----------
  Beverages - Non-alcoholic -- 0.0%
    Cott Beverages USA Inc.
     Company Guar. Notes
     8.00% due 12/15/11...........................        125,000      123,750
                                                                    ----------
  Beverages - Wine/Spirits -- 0.1%
    Constellation Brands, Inc.
     Senior Notes
     7.25% due 05/15/17*..........................        170,000      164,900
                                                                    ----------
  Brewery -- 0.1%
    Anheuser - Busch Cos., Inc.
     Bonds
     6.00% due 11/01/41...........................        309,000      286,683
                                                                    ----------
  Broadcast Services/Program -- 0.3%
    Fisher Communications, Inc.
     Senior Notes
     8.63% due 09/15/14...........................        487,000      495,522
    Nexstar Finance, Inc.
     Senior Sub. Notes
     7.00% due 01/15/14...........................        335,000      316,575
                                                                    ----------
                                                                       812,097
                                                                    ----------
  Building & Construction Products - Misc. -- 0.4%
    Associated Materials, Inc.
     Senior Sub. Notes
     9.75% due 04/15/12...........................        360,000      365,400
    Dayton Superior Corp.
     Senior Sec. Notes
     10.75% due 09/15/08..........................        295,000      297,950
    Interline Brands, Inc.
     Senior Sub. Notes
     8.13% due 06/15/14...........................        435,000      426,300
    NTK Holdings, Inc.
     Senior Notes
     10.75% due 03/01/14(10)......................        175,000      109,375
                                                                    ----------
                                                                     1,199,025
                                                                    ----------
  Building Products - Air & Heating -- 0.0%
    American Standard, Inc.
     Company Guar. Notes
     7.38% due 02/01/08...........................        125,000      125,551
                                                                    ----------
  Building Products - Wood -- 0.1%
    Masonite Corp.
     Company Guar. Notes
     11.00% due 04/06/15..........................        250,000      203,750
                                                                    ----------
  Building - Residential/Commercial -- 0.1%
    Centex Corp.
     Senior Notes
     5.45% due 08/15/12...........................         85,000       78,371
    Lennar Corp.
     Company Guar. Notes
     5.95% due 10/17/11...........................        340,000      327,291
                                                                    ----------
                                                                       405,662
                                                                    ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal    Value
               Security Description                     Amount(16)  (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Cable TV -- 1.3%
     Cablevision Systems Corp.
      Senior Notes
      8.00% due 04/15/12.........................         525,000  $  502,688
     CCH I LLC
      Company Guar. Notes
      11.00% due 10/01/15........................         468,000     455,130
     CCH II LLC/CCH II Capital Corp.
      Senior Notes
      10.25% due 09/15/10........................         200,000     200,500
     CCH II LLC/CCH II Capital Corp.
      Company Guar. Notes
      10.25% due 10/01/13........................       1,378,000   1,391,780
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Senior Notes
      8.75% due 11/15/13.........................         230,000     225,400
     Comcast Corp.
      Company Guar. Notes
      5.85% due 11/15/15.........................         110,000     108,982
     Comcast Corp.
      Company Guar. Notes
      5.88% due 02/15/18.........................         466,000     455,056
     CSC Holdings, Inc.
      Senior Notes
      7.63% due 04/01/11.........................          95,000      93,575
     Insight Communications Co., Inc.
      Senior Notes
      12.25% due 02/15/11........................         280,000     288,050
                                                                   ----------
                                                                    3,721,161
                                                                   ----------
   Casino Hotels -- 0.8%
     Circus & Eldorado Joint Venture
      Mtg. Notes
      10.13% due 03/01/12........................         335,000     350,075
     Eldorado Casino Corp.
      Sec. Bonds
      10.00% due 08/01/12(8)(11).................         362,426     346,117
     Eldorado Resorts LLC
      Senior Notes
      9.00% due 04/15/14(5)(8)...................         250,000     250,000
     MGM Mirage, Inc.
      Senior Notes
      5.88% due 02/27/14.........................         560,000     513,800
     Seminole Hard Rock Entertainment, Inc.
      Sec. Notes
      8.19% due 03/15/14*(4).....................          70,000      67,900
     Station Casinos, Inc.
      Senior Sub. Notes
      6.63% due 03/15/18.........................          50,000      40,250
     Station Casinos, Inc.
      Senior Sub. Notes
      6.88% due 03/01/16.........................         410,000     343,375
     Turning Stone Resort Casino Enterprise
      Senior Notes
      9.13% due 12/15/10*........................         185,000     186,850
     Turning Stone Resort Casino Enterprise
      Senior Notes
      9.13% due 09/15/14*........................         285,000     287,850
                                                                   ----------
                                                                    2,386,217
                                                                   ----------
   Cellular Telecom -- 0.8%
     American Cellular Corp.
      Senior Notes
      10.00% due 08/01/11........................          82,000      85,075
     Centennial Communications Corp.
      Senior Notes
      10.00% due 01/01/13........................         253,000     264,385


                                                     Principal    Value
               Security Description                  Amount(16)  (Note 2)

      --------------------------------------------------------------------
      Cellular Telecom (continued)
        Centennial Communications Corp.
         Senior Notes
         11.11% due 01/01/13(4)...............        260,000   $  266,500
        Cingular Wireless Services, Inc.
         Senior Notes
         7.88% due 03/01/11...................        457,000      492,216
        Cricket Communications, Inc.
         Company Guar. Notes
         9.38% due 11/01/14...................         85,000       83,300
        Cricket Communications, Inc.
         Company Guar. Notes
         9.38% due 11/01/14*..................        290,000      284,200
        MetroPCS Wireless, Inc.
         Senior Notes
         9.25% due 11/01/14*..................        375,000      369,375
        Nextel Communications, Inc.
         Company Guar. Notes
         5.95% due 03/15/14...................        225,000      214,674
        Rural Cellular Corp.
         Senior Sub. Notes
         8.62% due 06/01/13*(4)...............        275,000      280,500
        Rural Cellular Corp.
         Senior Notes
         11.11% due 11/01/12(4)...............        115,000      118,450
                                                                ----------
                                                                 2,458,675
                                                                ----------
      Chemicals - Diversified -- 0.4%
        Equistar Chemicals LP
         Senior Notes
         10.63% due 05/01/11..................         43,000       45,365
        ICI Wilmington, Inc.
         Company Guar. Notes
         7.05% due 09/15/07...................         77,000       77,011
        Lyondell Chemical Co.
         Company Guar. Notes
         8.00% due 09/15/14...................        900,000      978,750
        Rohm & Haas Co.
         Senior Notes
         7.85% due 07/15/29...................         68,000       76,224
                                                                ----------
                                                                 1,177,350
                                                                ----------
      Chemicals - Specialty -- 1.1%
        Huntsman International LLC
         Company Guar. Notes
         7.38% due 01/01/15...................        480,000      494,400
        Huntsman International LLC
         Company Guar. Notes
         7.88% due 11/15/14...................        395,000      412,775
        Johnsondiversey Holdings, Inc.
         Company Guar. Notes
         9.63% due 05/15/12...................        155,000      155,775
        Lubrizol Corp.
         Senior Notes
         4.63% due 10/01/09...................        650,000      640,215
        Momentive Performance Materials, Inc.
         Senior Sub. Notes
         11.50% due 12/01/16*.................        860,000      821,300
        Tronox Worldwide LLC
         Company Guar. Notes
         9.50% due 12/01/12...................        545,000      550,450
                                                                ----------
                                                                 3,074,915
                                                                ----------
      Commercial Services - Finance -- 0.1%
        The Western Union Co.
         Senior Notes
         5.40% due 11/17/11...................        224,000      223,731
                                                                ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                       Principal    Value
               Security Description                    Amount(16)  (Note 2)
    ------------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Computer Services -- 0.2%
      Compucom Systems, Inc.
       Senior Notes
       12.00% due 11/01/14*.....................        230,000   $  273,700
      Computer Sciences Corp.
       Notes
       3.50% due 04/15/08.......................         45,000       44,357
      Sungard Data Systems, Inc.
       Company Guar. Notes
       9.13% due 08/15/13.......................        155,000      160,037
                                                                  ----------
                                                                     478,094
                                                                  ----------
    Computers - Integrated Systems -- 0.0%
      Activant Solutions, Inc.
       Company Guar. Notes
       9.50% due 05/01/16.......................        100,000       88,500
                                                                  ----------
    Consumer Products - Misc. -- 0.2%
      American Achievement Corp.
       Senior Sub. Notes
       8.25% due 04/01/12.......................        228,000      221,160
      Jostens Holding Corp.
       Senior Notes
       10.25% due 12/01/13(10)..................        198,000      181,665
      Prestige Brands, Inc.
       Senior Sub. Notes
       9.25% due 04/15/12.......................         75,000       74,437
      Visant Holding Corp.
       Senior Notes
       8.75% due 12/01/13.......................         35,000       35,000
                                                                  ----------
                                                                     512,262
                                                                  ----------
    Containers - Metal/Glass -- 0.4%
      Crown Cork & Seal Co., Inc.
       Debentures
       7.38% due 12/15/26.......................        140,000      127,400
      Crown Cork & Seal Co., Inc.
       Debentures
       8.00% due 04/15/23.......................        510,000      487,050
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       8.25% due 05/15/13.......................        545,000      558,625
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       8.88% due 02/15/09.......................         57,000       57,926
                                                                  ----------
                                                                   1,231,001
                                                                  ----------
    Containers - Paper/Plastic -- 0.4%
      Jefferson Smurfit Corp.
       Company Guar. Notes
       8.25% due 10/01/12.......................        280,000      273,700
      Pliant Corp.
       Company Guar. Notes
       11.13% due 09/01/09......................        453,000      409,965
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17.......................        565,000      538,869
                                                                  ----------
                                                                   1,222,534
                                                                  ----------
    Cosmetics & Toiletries -- 0.1%
      Revlon Consumer Products Corp.
       Senior Sub. Notes
       8.63% due 02/01/08.......................        225,000      221,062

                                                          Principal    Value
               Security Description                       Amount(16)  (Note 2)

-------------------------------------------------------------------------------
Cosmetics & Toiletries (continued)
  Revlon Consumer Products Corp.
   Senior Notes
   9.50% due 04/01/11..............................         50,000   $   46,500
                                                                     ----------
                                                                        267,562
                                                                     ----------
Direct Marketing -- 0.1%
  Affinity Group, Inc.
   Senior Sub. Notes
   9.00% due 02/15/12..............................        336,000      349,440
                                                                     ----------
Distribution/Wholesale -- 0.2%
  Varietal Distribution, Inc.
   Senior Notes
   10.25% due 07/15/15*............................        475,000      441,750
                                                                     ----------
Diversified Financial Services -- 0.0%
  AXA Financial, Inc.
   Senior Notes
   6.50% due 04/01/08..............................         70,000       70,310
                                                                     ----------
Diversified Manufacturing Operations -- 0.2%
  Harland Clarke Holdings Corp.
   Company Guar. Notes
   9.50% due 05/15/15..............................        175,000      157,062
  Harland Clarke Holdings Corp.
   Company Guar. Notes
   10.31% due 05/15/15(4)..........................        125,000      111,563
  Indalex Holding Corp.
   Sec. Notes
   11.50% due 02/01/14.............................        260,000      243,750
                                                                     ----------
                                                                        512,375
                                                                     ----------
Diversified Operations -- 0.0%
  Capmark Financial Group, Inc.
   Company Guar. Notes
   5.88% due 05/10/12*.............................         85,000       75,280
                                                                     ----------
Electric - Generation -- 0.6%
  Bruce Mansfield
   Pass Through Certs.
   6.85% due 06/01/34*.............................        220,000      228,074
  Edison Mission Energy
   Senior Notes
   7.20% due 05/15/19*.............................        140,000      132,300
  Edison Mission Energy
   Senior Notes
   7.50% due 06/15/13..............................        150,000      151,125
  Edison Mission Energy
   Senior Notes
   7.63% due 05/15/27*.............................        300,000      279,000
  Edison Mission Energy
   Senior Notes
   7.75% due 06/15/16..............................        260,000      261,950
  Reliant Energy Mid - Atlantic Power Holdings LLC
   Pass Through Certs. Series B
   9.24% due 07/02/17..............................         57,335       61,635
  The AES Corp.
   Sec. Notes
   8.75% due 05/15/13*.............................        325,000      338,000
  The AES Corp.
   Senior Notes
   8.88% due 02/15/11..............................        235,000      241,463
                                                                     ----------
                                                                      1,693,547
                                                                     ----------
Electric - Integrated -- 0.9%
  Commonwealth Edison Co.
   1st Mtg. Bonds
   5.90% due 03/15/36..............................        175,000      161,045

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal    Value
               Security Description                    Amount(16)  (Note 2)
        --------------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Electric - Integrated (continued)
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.95% due 08/15/16................           400,000   $  400,174
          Dominion Resources, Inc.
           Senior Notes
           5.69% due 05/15/08................            99,000       99,009
          Dominion Resources, Inc.
           Jr. Sub. Notes
           6.30% due 09/30/66(4).............           115,000      113,945
          Duke Energy Corp.
           Senior Notes
           4.20% due 10/01/08................            90,000       88,870
          Duke Energy Indiana, Inc.
           Debentures
           5.00% due 09/15/13................            65,000       62,825
          Entergy Louisiana LLC
           1st Mtg. Bonds
           5.83% due 11/01/10................           135,000      135,122
          Mackinaw Power LLC
           Secured Notes
           6.30% due 10/31/23*...............           209,000      214,131
          Mirant Americas Generation LLC
           Senior Notes
           8.30% due 05/01/11................           575,000      567,812
          Mirant Americas Generation LLC
           Senior Notes
           8.50% due 10/01/21................           300,000      283,500
          Nisource Finance Corp.
           Company Guar. Notes
           5.25% due 09/15/17................            61,000       56,360
          Pepco Holdings, Inc.
           Senior Notes
           6.45% due 08/15/12................           245,000      254,309
          PSEG Power LLC
           Company Guar. Notes
           7.75% due 04/15/11................            40,000       42,894
          PSI Energy, Inc.
           Debentures
           7.85% due 10/15/07................           119,000      119,257
          Puget Sound Energy, Inc.
           Senior Notes
           5.20% due 10/01/15................           130,000      125,869
          Southern Energy, Inc.
           Notes
           7.90% due 07/15/09+(5)(7)(8)......           725,000            0
                                                                  ----------
                                                                   2,725,122
                                                                  ----------
        Electronic Components - Semiconductors -- 0.7%
          Advanced Micro Devices, Inc.
           Senior Notes
           7.75% due 11/01/12.................          390,000      341,250
          Amkor Technology, Inc.
           Senior Notes
           9.25% due 06/01/16.................          425,000      412,250
          Freescale Semiconductor, Inc.
           Senior Notes
           9.13% due 12/15/14.................          335,000      299,825
          Freescale Semiconductor, Inc.
           Senior Sub. Notes
           10.13% due 12/15/16................          690,000      600,300
          National Semiconductor Corp.
           Senior Notes
           6.60% due 06/15/17.................          180,000      184,801
          Spansion, Inc.
           Senior Notes
           11.25% due 01/15/16*...............          190,000      180,025
                                                                  ----------
                                                                   2,018,451
                                                                  ----------

                                                      Principal    Value
               Security Description                   Amount(16)  (Note 2)

    -----------------------------------------------------------------------
    Electronics - Military -- 0.2%
      L-3 Communications Corp.
       Company Guar. Notes
       6.13% due 07/15/13......................         420,000  $  406,350
      L-3 Communications Corp.
       Company Guar. Notes
       6.38% due 10/15/15......................         125,000     120,937
                                                                 ----------
                                                                    527,287
                                                                 ----------
    Energy - Alternate Sources -- 0.2%
      Aventine Renewable Energy Holdings, Inc.
       Company Guar. Notes
       10.00% due 04/01/17.....................         235,000     220,900
      VeraSun Energy Corp.
       Senior Notes
       9.38% due 06/01/17*.....................          95,000      88,113
      VeraSun Energy Corp.
       Sec. Notes
       9.88% due 12/15/12......................         235,000     240,287
                                                                 ----------
                                                                    549,300
                                                                 ----------
    Finance - Auto Loans -- 1.1%
      Ford Motor Credit Co. LLC
       Notes
       7.38% due 10/28/09......................       2,085,000   1,972,965
      Ford Motor Credit Co. LLC
       Notes
       7.88% due 06/15/10......................         225,000     211,228
      General Motors Acceptance Corp.
       Notes
       6.88% due 09/15/11......................         390,000     347,826
      General Motors Acceptance Corp.
       Notes
       6.88% due 08/28/12......................           5,000       4,417
      General Motors Acceptance Corp.
       Notes
       7.56% due 12/01/14(4)...................         330,000     278,865
      GMAC LLC
       Senior Notes
       6.00% due 12/15/11......................         300,000     257,940
                                                                 ----------
                                                                  3,073,241
                                                                 ----------
    Finance - Commercial -- 0.1%
      Caterpillar Financial Services Corp.
       Senior Notes
       5.85% due 09/01/17......................         140,000     140,203
      Transamerica Finance Corp.
       Senior Notes
       6.40% due 09/15/08......................          33,000      33,274
                                                                 ----------
                                                                    173,477
                                                                 ----------
    Finance - Consumer Loans -- 0.1%
      John Deere Capital Corp.
       Debentures
       5.10% due 01/15/13......................         384,000     379,592
                                                                 ----------
    Finance - Credit Card -- 0.2%
      Capital One Bank
       Senior Sub. Notes
       6.50% due 06/13/13......................         433,000     441,521
                                                                 ----------
    Finance - Investment Banker/Broker -- 0.5%
      Citigroup, Inc.
       Senior Notes
       5.88% due 05/29/37......................         100,000      94,694
      Citigroup, Inc.
       Senior Notes
       6.00% due 08/15/17......................         144,000     145,759

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal    Value
                Security Description                    Amount(16)  (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Finance - Investment Banker/Broker (continued)
     Goldman Sachs Group, Inc.
      Sub. Notes
      6.45% due 05/01/36.........................        110,000   $  106,098
     JP Morgan Chase & Co.
      Senior Notes
      5.38% due 01/15/14.........................        180,000      179,078
     Lehman Brothers Holdings, Inc.
      Sub. Notes
      6.50% due 07/19/17.........................        110,000      108,299
     Lehman Brothers Holdings, Inc.
      Sub. Notes
      6.88% due 07/17/37.........................        246,000      231,106
     Merrill Lynch & Co., Inc.
      Sub. Notes
      6.11% due 01/29/37.........................        100,000       92,766
     Morgan Stanley
      Senior Notes
      5.75% due 08/31/12.........................        215,000      214,711
     The Bear Stearns Cos., Inc.
      Sub. Notes
      5.55% due 01/22/17.........................        395,000      363,668
                                                                   ----------
                                                                    1,536,179
                                                                   ----------
   Finance - Mortgage Loan/Banker -- 0.3%
     Countrywide Financial Corp.
      Company Guar. Notes
      5.80% due 06/07/12.........................         13,000       12,217
     Countrywide Financial Corp.
      Sub. Notes
      6.25% due 05/15/16.........................        109,000       96,735
     Residential Capital LLC
      Senior Notes
      6.50% due 06/01/12.........................        297,000      225,720
     Residential Capital LLC
      Company Guar. Notes
      6.50% due 04/17/13.........................        232,000      174,580
     Residential Capital LLC
      Company Guar. Notes
      6.88% due 06/30/15.........................        291,000      219,705
                                                                   ----------
                                                                      728,957
                                                                   ----------
   Food - Meat Products -- 0.1%
     Smithfield Foods, Inc.
      Senior Notes
      7.00% due 08/01/11.........................         55,000       55,000
     Smithfield Foods, Inc.
      Senior Notes
      7.75% due 07/01/17.........................        250,000      251,250
                                                                   ----------
                                                                      306,250
                                                                   ----------
   Food - Misc. -- 0.3%
     Del Monte Corp.
      Company Guar. Notes
      6.75% due 02/15/15.........................        140,000      133,000
     Kraft Foods, Inc.
      Senior Bonds
      5.63% due 11/01/11.........................        189,000      189,782
     Kraft Foods, Inc.
      Senior Notes
      7.00% due 08/11/37.........................        253,000      260,409
     Wornick Co.
      Sec. Notes
      10.88% due 07/15/11+(14)...................        225,000      164,250
                                                                   ----------
                                                                      747,441
                                                                   ----------

                                                      Principal    Value
               Security Description                   Amount(16)  (Note 2)

     ----------------------------------------------------------------------
     Funeral Services & Related Items -- 0.3%
       Service Corp. International
        Senior Notes
        6.75% due 04/01/16.....................          50,000  $   47,125
       Service Corp. International
        Senior Notes
        7.00% due 06/15/17.....................         125,000     118,125
       Service Corp. International
        Senior Notes
        7.38% due 10/01/14.....................         285,000     286,425
       Service Corp. International
        Senior Notes
        7.63% due 10/01/18.....................         285,000     286,425
       Stewart Enterprises, Inc.
        Senior Notes
        6.25% due 02/15/13.....................         260,000     249,600
                                                                 ----------
                                                                    987,700
                                                                 ----------
     Gambling (Non - Hotel) -- 0.3%
       Greektown Holdings LLC
        Senior Notes
        10.75% due 12/01/13*...................         335,000     335,000
       Jacobs Entertainment, Inc.
        Company Guar. Bonds
        9.75% due 06/15/14.....................         250,000     249,375
       Shingle Springs Tribal Gaming Authority
        Senior Notes
        9.38% due 06/15/15*....................         100,000      98,500
       Waterford Gaming LLC
        Senior Notes
        8.63% due 09/15/12*....................          70,000      71,400
                                                                 ----------
                                                                    754,275
                                                                 ----------
     Gas - Distribution -- 0.0%
       Colorado Interstate Gas Co.
        Senior Debentures
        6.85% due 06/15/37.....................          75,000      73,690
                                                                 ----------
     Golf -- 0.1%
       True Temper Sports, Inc.
        Company Guar. Notes
        8.38% due 09/15/11.....................         310,000     241,800
                                                                 ----------
     Home Furnishings -- 0.1%
       Simmons Co.
        Senior Notes
        10.00% due 12/15/14(10)................         450,000     349,875
                                                                 ----------
     Hotel/Motel -- 0.1%
       Gaylord Entertainment Co.
        Company Guar. Notes
        6.75% due 11/15/14.....................         260,000     247,000
                                                                 ----------
     Human Resources -- 0.0%
       Team Health, Inc.
        Company Guar. Notes
        11.25% due 12/01/13....................          65,000      68,900
                                                                 ----------
     Independent Power Producers -- 1.1%
       Calpine Corp.
        Sec. Notes
        8.75% due 07/15/13*(12)................       1,615,000   1,703,825
       NRG Energy, Inc.
        Company Guar. Notes
        7.38% due 02/01/16.....................         725,000     715,937
       Orion Power Holdings, Inc.
        Senior Notes
        12.00% due 05/01/10....................          30,000      32,700

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal    Value
               Security Description                 Amount(16)  (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Independent Power Producers (continued)
        Reliant Energy, Inc.
         Company Guar. Notes
         6.75% due 12/15/14..................        200,000   $  198,000
        Reliant Energy, Inc.
         Senior Notes
         7.63% due 12/31/14..................        180,000      176,400
        Reliant Energy, Inc
         Senior Notes
         7.88% due 12/31/17..................        310,000      303,025
                                                               ----------
                                                                3,129,887
                                                               ----------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10..................         65,000       64,514
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09..................         35,000       36,113
        USI Holdings Corp.
         Senior Notes
         9.43% due 11/15/14*(4)..............        125,000      116,250
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*.................         95,000       86,925
                                                               ----------
                                                                  303,802
                                                               ----------
      Insurance - Life/Health -- 0.0%
        Americo Life, Inc.
         Notes
         7.88% due 05/01/13*.................         28,000       28,674
        Monumental Global Funding II
         Notes
         5.65% due 07/14/11*.................         60,000       61,323
                                                               ----------
                                                                   89,997
                                                               ----------
      Insurance - Multi - line -- 0.0%
        Metropolitan Life Global Funding I
         Sec. Notes
         5.75% due 07/25/11*.................         50,000       51,194
                                                               ----------
      Insurance - Property/Casualty -- 0.1%
        The Travelers Cos., Inc.
         Senior Notes
         6.25% due 06/15/37..................        170,000      165,058
                                                               ----------
      Machinery - Farming -- 0.1%
        Case Corp.
         Notes
         7.25% due 01/15/16..................        185,000      186,850
        Case New Holland, Inc.
         Senior Notes
         6.00% due 06/01/09..................        175,000      174,125
                                                               ----------
                                                                  360,975
                                                               ----------
      Machinery - General Industrial -- 0.1%
        Stewart & Stevenson LLC
         Company Guar. Notes
         10.00% due 07/15/14.................        150,000      151,500
                                                               ----------
      Medical Information Systems -- 0.1%
        Spheris, Inc.
         Senior Sub. Notes
         11.00% due 12/15/12.................        400,000      395,000
                                                               ----------
      Medical Products -- 0.4%
        Baxter International, Inc.
         Senior Notes
         5.90% due 09/01/16..................        400,000      406,123
        Johnson & Johnson
         Notes
         5.95% due 08/15/37..................        216,000      219,950

                                                       Principal    Value
               Security Description                    Amount(16)  (Note 2)

   -------------------------------------------------------------------------
   Medical Products (continued)
     ReAble Therapeutics Finance LLC / ReAble
      Therapeutics Finance Corp.
      Company Guar. Notes
      11.75% due 11/15/14.......................         335,000  $  321,600
     Universal Hospital Services, Inc.
      Sec. Bonds
      8.50% due 06/01/15*.......................         125,000     118,750
     Universal Hospital Services, Inc.
      Senior Notes
      8.76% due 06/01/15*(4)....................         185,000     178,525
                                                                  ----------
                                                                   1,244,948
                                                                  ----------
   Medical - Biomedical/Gene -- 0.0%
     Bio - Rad Laboratories, Inc.
      Senior Sub. Notes
      6.13% due 12/15/14........................          10,000       9,200
                                                                  ----------
   Medical - Drugs -- 0.2%
     American Home Products Corp.
      Notes
      6.95% due 03/15/11........................         131,000     138,618
     Wyeth
      Bonds
      5.50% due 02/01/14........................         478,000     477,619
                                                                  ----------
                                                                     616,237
                                                                  ----------
   Medical - HMO -- 0.2%
     Multiplan, Inc.
      Senior Sub. Notes
      10.38% due 04/15/16*......................         400,000     392,000
     WellPoint, Inc.
      Notes
      3.75% due 12/14/07........................         277,282     275,635
                                                                  ----------
                                                                     667,635
                                                                  ----------
   Medical - Hospitals -- 1.4%
     Community Health Systems, Inc.
      Senior Notes
      8.88% due 07/15/15*.......................       1,240,000   1,238,450
     HCA, Inc.
      Senior Notes
      6.25% due 02/15/13........................         310,000     265,825
     HCA, Inc.
      Sec. Notes
      9.13% due 11/15/14*.......................         275,000     281,875
     HCA, Inc.
      Sec. Notes
      9.25% due 11/15/16*.......................       1,725,000   1,772,437
     HCA, Inc.
      Sec. Notes
      9.63% due 11/15/16*.......................         185,000     191,244
     IASIS Healthcare LLC / IASIS Capital Corp.
      Bank Guar. Notes
      8.75% due 06/15/14........................         200,000     195,000
                                                                  ----------
                                                                   3,944,831
                                                                  ----------
   Medical - Nursing Homes -- 0.1%
     Sun Healthcare Group, Inc.
      Senior Sub. Notes
      9.13% due 04/15/15*.......................         225,000     225,000
                                                                  ----------
   Medical - Wholesale Drug Distribution -- 0.2%
     Cardinal Health, Inc.
      Senior Notes
      5.80% due 10/15/16*.......................         648,000     642,539
                                                                  ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal    Value
               Security Description                  Amount(16)  (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Metal Processors & Fabrication -- 0.1%
       Commercial Metals Co.
        Senior Notes
        6.50% due 07/15/17....................        175,000   $  182,351
       Metals USA, Inc.
        Sec. Notes
        11.13% due 12/01/15...................        150,000      159,750
                                                                ----------
                                                                   342,101
                                                                ----------
     Metal - Aluminum -- 0.1%
       Alcoa, Inc.
        Notes
        6.00% due 01/15/12....................        114,000      116,483
       Alcoa, Inc.
        Bonds
        6.50% due 06/15/18....................        221,000      228,763
                                                                ----------
                                                                   345,246
                                                                ----------
     Metal - Diversified -- 0.6%
       Freeport - McMoRan Copper & Gold, Inc.
        Senior Notes
        8.25% due 04/01/15....................        395,000      418,700
       Freeport - McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17....................        660,000      702,900
       Noranda Aluminium Acquisition Corp.
        Senior Notes
        9.36% due 05/15/15*(4)................        485,000      455,900
       Noranda Aluminium Holding Corp.
        Senior Notes
        11.15% due 11/15/14*(4)...............        200,000      194,000
                                                                ----------
                                                                 1,771,500
                                                                ----------
     Mining -- 0.0%
       Newmont Mining Corp.
        Company Guar. Notes
        5.88% due 04/01/35....................         85,000       74,470
                                                                ----------
     Multimedia -- 0.4%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13....................         45,000       46,103
       Haights Cross Operating Co.
        Company Guar. Senior Notes
        11.75% due 08/15/11...................        100,000      102,875
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28....................        383,000      398,692
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33....................        203,000      235,600
       Viacom, Inc.
        Senior Notes
        6.88% due 04/30/36....................        383,000      372,961
                                                                ----------
                                                                 1,156,231
                                                                ----------
     Networking Products -- 0.0%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16....................        131,000      130,472
                                                                ----------
     Non - Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(5)(8)(12)(17)....         75,000            0
                                                                ----------

                                                          Principal   Value
                 Security Description                     Amount(16) (Note 2)

   --------------------------------------------------------------------------
   Non - Hazardous Waste Disposal -- 0.2%
     Waste Management, Inc.
      Company Guar. Notes
      6.88% due 05/15/09...........................        330,000   $340,257
     Waste Management, Inc.
      Company Guar. Notes
      7.75% due 05/15/32...........................         85,000     94,256
                                                                     --------
                                                                      434,513
                                                                     --------
   Office Automation & Equipment -- 0.3%
     IKON Office Solutions, Inc.
      Senior Notes
      7.75% due 09/15/15...........................        700,000    695,625
     Pitney Bowes, Inc.
      Notes
      5.25% due 01/15/37...........................        219,000    212,660
                                                                     --------
                                                                      908,285
                                                                     --------
   Oil & Gas Drilling -- 0.1%
     Pride International, Inc.
      Senior Notes
      7.38% due 07/15/14...........................        235,000    237,350
                                                                     --------
   Oil Companies - Exploration & Production -- 1.4%
     Anadarko Petroleum Corp.
      Senior Notes
      5.95% due 09/15/16...........................        170,000    169,060
     Apache Corp.
      Senior Notes
      6.25% due 04/15/12...........................        600,000    626,480
     Belden & Blake Corp.
      Company Guar. Sec. Notes
      8.75% due 07/15/12...........................        100,000    100,000
     Brigham Exploration Co.
      Company Guar. Notes
      9.63% due 05/01/14...........................        335,000    315,737
     Chaparral Energy, Inc.
      Company Guar. Notes
      8.50% due 12/01/15...........................        285,000    255,075
     Chesapeake Energy Corp.
      Senior Notes
      6.25% due 01/15/18...........................        425,000    397,906
     Chesapeake Energy Corp.
      Senior Notes
      6.63% due 01/15/16...........................        185,000    178,988
     Chesapeake Energy Corp.
      Company Guar. Notes
      6.88% due 11/15/20...........................         75,000     72,000
     Dune Energy, Inc.
      Sec. Notes
      10.50% due 06/01/12*.........................        145,000    136,300
     Encore Acquisition Co.
      Senior Sub. Notes
      6.00% due 07/15/15...........................        310,000    272,800
     Encore Acquisition Co.
      Senior Sub. Notes
      6.25% due 04/15/14...........................        135,000    123,188
     Energy Partners, Ltd.
      Senior Notes
      9.75% due 04/15/14*..........................        125,000    116,250
     Exco Resources, Inc.
      Company Guar. Notes
      7.25% due 01/15/11...........................         65,000     65,488
     Hilcorp Energy I LP
      Senior Notes
      7.75% due 11/01/15*..........................        410,000    392,575

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Principal    Value
                Security Description                          Amount(16)  (Note 2)
-----------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
  Quicksilver Resources, Inc.
   Company Guar. Notes
   7.13% due 04/01/16...............................           160,000   $  152,800
  Sabine Pass LNG LP
   Secured Notes
   7.25% due 11/30/13...............................           210,000      203,700
  Sabine Pass LNG LP
   Secured Notes
   7.50% due 11/30/16...............................           415,000      403,587
  Transmeridian Exploration, Inc.
   Company Guar. Notes
   12.00% due 12/15/10..............................           195,000      179,888
                                                                         ----------
                                                                          4,161,822
                                                                         ----------
Oil Companies - Integrated -- 0.3%
  Hess Corp.
   Notes
   7.13% due 03/15/33...............................           447,000      476,342
  Hess Corp.
   Bonds
   7.88% due 10/01/29...............................           160,000      182,504
  Phillips Petroleum Co.
   Debentures
   7.00% due 03/30/29...............................           290,000      317,374
                                                                         ----------
                                                                            976,220
                                                                         ----------
Oil Refining & Marketing -- 0.1%
  The Premcor Refining Group, Inc.
   Company Guar. Notes
   6.75% due 05/01/14...............................           180,000      186,281
  Valero Energy Corp.
   Senior Notes
   6.63% due 06/15/37...............................           190,000      191,578
                                                                         ----------
                                                                            377,859
                                                                         ----------
Oil - Field Services -- 0.2%
  Allis - Chalmers Energy, Inc.
   Company Guar. Notes
   9.00% due 01/15/14...............................           200,000      199,000
  Oslo Seismic Services, Inc.
   1st Mtg. Bonds
   8.28% due 06/01/11...............................           105,266      108,400
  Weatherford International, Inc.
   Company Guar. Notes
   6.80% due 06/15/37*..............................           163,000      166,774
                                                                         ----------
                                                                            474,174
                                                                         ----------
Paper & Related Products -- 0.3%
  Bowater, Inc.
   Notes
   6.50% due 06/15/13...............................           275,000      213,125
  Caraustar Industries, Inc.
   Notes
   7.38% due 06/01/09...............................           335,000      291,869
  Georgia - Pacific Corp.
   Company Guar. Notes
   7.00% due 01/15/15*..............................           325,000      307,125
  Georgia - Pacific Corp.
   Company Guar. Notes
   7.13% due 01/15/17*..............................           110,000      103,400
                                                                         ----------
                                                                            915,519
                                                                         ----------
Physical Therapy/Rehabilation Centers -- 0.0%
  Psychiatric Solutions, Inc.
   Senior Sub. Notes
   7.75% due 07/15/15*..............................           100,000       98,000
                                                                         ----------

                                                    Principal    Value
               Security Description                 Amount(16)  (Note 2)

      -------------------------------------------------------------------
      Physicians Practice Management -- 0.1%
        US Oncology, Inc.
         Company Guar. Notes
         10.75% due 08/15/14.................        140,000   $  140,700
                                                               ----------
      Pipelines -- 1.4%
        Atlas Pipeline Partners LP
         Company Guar. Notes
         8.13% due 12/15/15..................        260,000      258,050
        CenterPoint Energy Resources Corp.
         Notes
         7.75% due 02/15/11..................        330,000      350,232
        Copano Energy LLC
         Company Guar. Notes
         8.13% due 03/01/16..................        360,000      361,800
        Duke Energy Field Services LLC
         Notes
         6.88% due 02/01/11..................         50,000       52,011
        Dynegy Holdings, Inc.
         Senior Notes
         8.75% due 02/15/12..................        360,000      363,600
        Dynegy-Roseton Danskammer
         Pass Through Certs. Series B
         7.67% due 11/08/16..................        310,000      307,288
        El Paso Corp.
         Senior Sub. Notes
         6.88% due 06/15/14..................        325,000      327,437
        El Paso Natural Gas Co.
         Debentures
         8.63% due 01/15/22..................        275,000      319,430
        MarkWest Energy Partners LP
         Senior Notes
         6.88% due 11/01/14..................        235,000      219,725
        MarkWest Energy Partners LP
         Company Guar. Notes
         8.50% due 07/15/16..................        310,000      308,450
        NGC Corp Capital Trust
         Guar. Bonds
         8.32% due 06/01/27..................        375,000      333,750
        Tennessee Gas Pipeline Co.
         Debentures
         7.00% due 10/15/28..................        200,000      201,321
        Transcontinental Gas Pipe Line Corp.
         Notes
         7.00% due 08/15/11..................        100,000      104,250
        Williams Cos., Inc.
         Senior Notes
         7.88% due 09/01/21..................        660,000      707,850
                                                               ----------
                                                                4,215,194
                                                               ----------
      Poultry -- 0.0%
        Pilgrim's Pride Corp.
         Senior Sub. Notes
         8.38% due 05/01/17..................        120,000      120,300
                                                               ----------
      Printing - Commercial -- 0.1%
        Valassis Communications, Inc.
         Company Guar. Notes
         8.25% due 03/01/15..................        310,000      263,500
                                                               ----------
      Publishing - Books -- 0.1%
        TL Acquisitions, Inc.
         Senior Notes
         10.50% due 01/15/15*................        150,000      140,625
                                                               ----------
      Publishing - Newspapers -- 0.1%
        Knight Ridder, Inc.
         Debentures
         6.88% due 03/15/29..................        146,000      118,595

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal    Value
               Security Description                  Amount(16)  (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Publishing - Newspapers (continued)
        Medianews Group, Inc.
         Senior Sub. Notes
         6.88% due 10/01/13...................         80,000   $   63,600
                                                                ----------
                                                                   182,195
                                                                ----------
      Publishing - Periodicals -- 0.1%
        The Reader's Digest Association, Inc.
         Senior Sub. Notes
         9.00% due 02/15/17*..................        495,000      425,700
                                                                ----------
      Real Estate Investment Trusts -- 0.3%
        Health Care Property Investors, Inc.
         Senior Notes
         5.65% due 12/15/13...................        291,000      285,189
        New Plan Excel Realty Trust
         Senior Notes
         4.50% due 02/01/11...................        164,000      161,174
        Omega Healthcare Investors, Inc.
         Senior Notes
         7.00% due 04/01/14...................        310,000      303,800
        PPF Funding, Inc.
         Bonds
         5.35% due 04/15/12*..................         80,000       78,609
        Reckson Operating Partnership LP
         Senior Notes
         6.00% due 03/31/16...................         25,000       23,986
        Simon Property Group LP
         Notes
         5.38% due 08/28/08...................         40,000       39,647
        Vornado Realty LP
         Notes
         4.50% due 08/15/09...................         65,000       63,731
                                                                ----------
                                                                   956,136
                                                                ----------
      Recycling -- 0.3%
        Aleris International, Inc.
         Company Guar. Notes
         9.00% due 12/15/14...................        435,000      414,337
        Aleris International, Inc.
         Company Guar. Notes
         10.00% due 12/15/16..................        360,000      335,700
                                                                ----------
                                                                   750,037
                                                                ----------
      Rental Auto/Equipment -- 0.4%
        Erac USA Finance Co.
         Notes
         7.35% due 06/15/08*..................        210,000      211,969
        H&E Equipment Services, Inc.
         Company Guar. Notes
         8.38% due 07/15/16...................        285,000      292,125
        United Rentals North America, Inc.
         Senior Sub. Notes
         7.75% due 11/15/13...................        510,000      525,300
                                                                ----------
                                                                 1,029,394
                                                                ----------
      Research & Development -- 0.1%
        Alion Science and Technology Corp.
         Company Guar. Notes
         10.25% due 02/01/15..................        240,000      229,200
                                                                ----------
      Retail - Discount -- 0.2%
        Dollar General Corp.
         Senior Notes
         10.63% due 07/15/15*.................        425,000      382,500
        Wal - Mart Stores, Inc.
         Senior Notes
         5.88% due 04/05/27...................        180,000      172,818

                                                       Principal    Value
               Security Description                    Amount(16)  (Note 2)

   -------------------------------------------------------------------------
   Retail - Discount (continued)
     Wal - Mart Stores, Inc.
      Senior Notes
      6.50% due 08/15/37........................        125,000   $  128,177
                                                                  ----------
                                                                     683,495
                                                                  ----------
   Retail - Drug Store -- 0.5%
     CVS Caremark Corp.
      Senior Notes
      6.25% due 06/01/27........................        190,000      183,100
     CVS Lease Pass Through Trust
      Pass Through Certs.
      6.04% due 12/10/28*.......................        364,655      355,586
     General Nutrition Centers, Inc.
      Senior Notes
      9.80% due 03/15/14*(4)....................        170,000      161,500
     Rite Aid Corp.
      Company Guar. Notes
      9.50% due 06/15/17*.......................        760,000      689,700
                                                                  ----------
                                                                   1,389,886
                                                                  ----------
   Retail - Major Department Stores -- 0.1%
     Saks, Inc.
      Company Guar. Notes
      9.88% due 10/01/11........................        150,000      157,500
                                                                  ----------
   Retail - Music Store -- 0.0%
     MTS, Inc.
      Senior Notes
      10.00% due 03/15/09+(5)(7)(8)(11)(12)(14).         16,572        4,309
                                                                  ----------
   Retail - Petroleum Products -- 0.1%
     Ferrellgas LP
      Senior Notes
      6.75% due 05/01/14........................        435,000      413,250
                                                                  ----------
   Retail - Regional Department Stores -- 0.0%
     Federated Retail Holdings, Inc.
      Company Guar. Notes
      5.90% due 12/01/16........................         85,000       81,889
     JC Penney Corp., Inc.
      Senior Notes
      5.75% due 02/15/18........................         19,000       18,349
                                                                  ----------
                                                                     100,238
                                                                  ----------
   Retail - Restaurants -- 0.1%
     Dave & Buster's, Inc.
      Company Guar. Notes
      11.25% due 03/15/14.......................        210,000      200,550
     NPC International, Inc.
      Company Guar. Notes
      9.50% due 05/01/14........................        205,000      189,625
                                                                  ----------
                                                                     390,175
                                                                  ----------
   Rubber - Tires -- 0.1%
     Cooper Standard Automotive, Inc.
      Company Guar. Notes
      8.38% due 12/15/14........................        210,000      181,650
                                                                  ----------
   Rubber/Plastic Products -- 0.0%
     Venture Holdings Co. LLC
      Company Guar. Notes
      11.00% due 06/01/07+(8)(15)(20)...........         25,000           75
                                                                  ----------
   Savings & Loans/Thrifts -- 0.4%
     Independence Community Bank Corp.
      Sub. Notes
      3.50% due 06/20/13(4).....................         48,000       47,335
     Sovereign Bancorp, Inc.
      Senior Notes
      4.80% due 09/01/10........................        120,000      118,073

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                         Principal    Value
               Security Description                      Amount(16)  (Note 2)
 -----------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (continued)
 Savings & Loans/Thrifts (continued)
   Washington Mutual Bank
    Sub. Notes
    5.13% due 01/15/15............................        300,000   $  272,549
   Washington Mutual Preferred Funding III
    Bonds
    6.90% due 06/15/12*(4)(9).....................        200,000      204,803
   Washington Mutual, Inc.
    Senior Notes
    5.50% due 08/24/11............................        280,000      273,602
   Western Financial Bank
    Senior Debentures
    9.63% due 05/15/12............................         92,000       98,795
                                                                    ----------
                                                                     1,015,157
                                                                    ----------
 Soap & Cleaning Preparation -- 0.0%
   Johnsondiversey Holdings, Inc.
    Notes
    10.67% due 05/15/13...........................         25,000       25,125
                                                                    ----------
 Special Purpose Entities -- 1.3%
   AAC Group Holding Corp.
    Senior Notes
    10.25% due 10/01/12(10).......................        175,000      150,500
   AMR HoldCo, Inc./EmCare HoldCo, Inc.
    Senior Sub. Notes
    10.00% due 02/15/15...........................        100,000      106,000
   BAE Systems Holdings, Inc.
    Notes
    5.20% due 08/15/15*...........................        478,000      467,564
   Capital One Capital IV
    Company Guar. Bonds
    6.75% due 02/17/37(4).........................         85,000       70,955
   CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*...........................        285,000      272,175
   Chukchansi Economic Development Authority
    Senior Notes
    8.86% due 11/15/12*(4)........................         75,000       75,188
   Consolidated Communications Illinois/Texas
    Holdings, Inc.
    Senior Notes
    9.75% due 04/01/12............................        151,000      151,000
   Cyrus Reinsurance Holdings SPC
    Senior Notes
    6.36% due 09/01/08*(4)(5).....................         76,000       76,000
   Hawker Beechcraft Acquisition Co. LLC / Hawker
    Beechcraft Notes Co.
    Senior Sub. Notes
    9.75% due 04/01/17*...........................        235,000      232,650
   Hexion US Fin Corp.
    Company Guar. Notes
    9.75% due 11/15/14............................        180,000      194,400
   ING USA Global Funding Trust
    Notes
    4.25% due 10/01/10............................         80,000       78,846
   KAR Holdings, Inc.
    Senior Notes
    8.75% due 05/01/14*...........................        100,000       90,000
   KAR Holdings, Inc.
    Senior Notes
    9.36% due 05/01/14*(4)........................        210,000      186,900
   Local TV Finance LLC
    Senior Notes
    9.25% due 06/15/15*...........................        175,000      160,125
   MedCath Holdings Corp.
    Senior Notes
    9.88% due 07/15/12............................         92,000       96,600

                                                    Principal    Value
                Security Description                Amount(16)  (Note 2)

       ------------------------------------------------------------------
       Special Purpose Entities (continued)
         MXEnergy Holdings, Inc.
          Senior Notes
          12.81% due 08/01/11*(4)............        245,000   $  230,300
         Norbord Delaware GP I
          Company Guar. Notes
          6.45% due 02/15/17*................         58,000       54,326
         PNA Intermediate Holding Corp.
          Senior Notes
          12.56% due 02/15/13*(4)............        160,000      154,000
         Pricoa Global Funding I
          Notes
          5.30% due 09/27/13*................        100,000      100,531
         Principal Life Global Funding I
          Sec. Notes
          5.25% due 01/15/13*................        163,000      162,875
         Seitel Acquisition Corp.
          Senior Notes
          9.75% due 02/15/14*................        235,000      216,787
         Snoqualmie Entertainment Authority
          Sec. Notes
          9.06% due 02/01/14*(4).............         25,000       24,406
         Snoqualmie Entertainment Authority
          Notes
          9.13% due 02/01/15*................        150,000      146,438
         Southern Star Central Corp.
          Senior Notes
          6.75% due 03/01/16.................         75,000       72,000
         Visant Corp.
          Company Guar. Notes
          7.63% due 10/01/12.................        300,000      300,750
                                                               ----------
                                                                3,871,316
                                                               ----------
       Specified Purpose Acquisitions -- 0.1%
         ESI Tractebel Acquisition Corp.
          Company Guar. Bonds
          7.99% due 12/30/11.................        209,000      214,838
                                                               ----------
       Steel - Producers -- 0.4%
         Chaparral Steel Co.
          Company Guar. Notes
          10.00% due 07/15/13................        175,000      198,625
         International Steel Group, Inc.
          Senior Notes
          6.50% due 04/15/14.................        210,000      210,877
         Reliance Steel & Aluminum Co.
          Company Guar. Notes
          6.85% due 11/15/36.................        380,000      380,904
         Steel Dynamics, Inc.
          Senior Notes
          6.75% due 04/01/15*................        310,000      298,375
         United States Steel Corp.
          Senior Notes
          6.65% due 06/01/37.................         84,000       79,827
                                                               ----------
                                                                1,168,608
                                                               ----------
       Steel - Specialty -- 0.0%
         Allegheny Technologies, Inc.
          Notes
          8.38% due 12/15/11.................         50,000       52,688
                                                               ----------
       Storage/Warehousing -- 0.1%
         Mobile Mini, Inc.
          Company Guar. Notes
          6.88% due 05/01/15.................        140,000      134,400
         Mobile Services Group, Inc.
          Senior Notes
          9.75% due 08/01/14*................         75,000       75,562
                                                               ----------
                                                                  209,962
                                                               ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                      Principal    Value
               Security Description                   Amount(16)  (Note 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Telecom Services -- 0.5%
      Cincinnati Bell Telephone Co.
       Company Guar. Notes
       7.18% due 12/15/23......................         25,000   $   24,000
      Cincinnati Bell Telephone Co.
       Company Guar. Notes
       7.20% due 11/29/23......................        125,000      118,750
      Insight Midwest LP
       Senior Notes
       9.75% due 10/01/09......................         26,000       26,000
      MasTec, Inc.
       Senior Notes
       7.63% due 02/01/17......................        150,000      149,250
      PAETEC Holding Corp.
       Senior Notes
       9.50% due 07/15/15*.....................        420,000      411,600
      Qwest Corp.
       Senior Notes
       7.50% due 10/01/14......................        375,000      384,375
      Verizon Global Funding Corp.
       Senior Notes
       6.88% due 06/15/12......................        200,000      212,258
                                                                 ----------
                                                                  1,326,233
                                                                 ----------
    Telephone - Integrated -- 1.4%
      AT&T Corp.
       Senior Notes
       7.30% due 11/15/11......................        344,000      368,467
      BellSouth Corp.
       Senior Notes
       6.00% due 10/15/11......................        600,000      612,867
      Cincinnati Bell, Inc.
       Senior Notes
       7.25% due 06/15/23......................         25,000       23,750
      Cincinnati Bell, Inc.
       Company Guar. Notes
       8.38% due 01/15/14......................        385,000      381,150
      Citizens Communications Co.
       Senior Notes
       7.13% due 03/15/19......................        285,000      271,463
      Citizens Communications Co.
       Senior Notes
       9.00% due 08/15/31......................        547,000      537,428
      GTE Northwest, Inc.
       Debentures
       5.55% due 10/15/08......................         40,000       40,052
      Level 3 Financing, Inc.
       Company Guar. Notes
       9.25% due 11/01/14......................        200,000      192,500
      New England Telephone & Telegraph Co.
       Debentures
       7.88% due 11/15/29......................         50,000       55,863
      Qwest Communications International, Inc.
       Company Guar. Notes
       7.50% due 02/15/14......................        995,000      977,587
      Southwestern Bell Telephone Co.
       Notes
       6.55% due 10/07/08......................        200,000      202,067
      Sprint Capital Corp.
       Company Guar. Notes
       6.88% due 11/15/28......................        338,000      328,998
      Verizon New York, Inc.
       Debentures
       6.88% due 04/01/12......................        130,000      136,974
                                                                 ----------
                                                                  4,129,166
                                                                 ----------

                                                    Principal    Value
               Security Description                 Amount(16)  (Note 2)

       ------------------------------------------------------------------
       Television -- 0.7%
         Allbritton Communications Co.
          Senior Sub. Notes
          7.75% due 12/15/12.................        385,000   $  376,337
         Bonten Media Acquisition Co.
          Company Guar. Notes
          9.00% due 06/01/15*................         75,000       65,250
         LIN Television Corp.
          Senior Sub. Notes
          6.50% due 05/15/13.................        275,000      258,500
         Paxson Communication Corp.
          Sec. Senior Notes
          11.61% due 01/15/13*(4)............        830,000      830,000
         Univision Communications, Inc.
          Company Guar. Notes
          3.50% due 10/15/07.................         45,000       44,775
         Young Broadcasting, Inc.
          Senior Sub. Notes
          8.75% due 01/15/14.................        210,000      175,613
         Young Broadcasting, Inc.
          Company Guar. Notes
          10.00% due 03/01/11................        360,000      324,000
                                                               ----------
                                                                2,074,475
                                                               ----------
       Theaters -- 0.4%
         AMC Entertainment, Inc.
          Senior Sub. Notes
          8.00% due 03/01/14.................        825,000      763,125
         Cinemark, Inc.
          Senior Notes
          9.75% due 03/15/14(10).............        535,000      494,875
                                                               ----------
                                                                1,258,000
                                                               ----------
       Transactional Software -- 0.1%
         Open Solutions, Inc.
          Senior Sub. Notes
          9.75% due 02/01/15*................        365,000      346,750
                                                               ----------
       Transport - Air Freight -- 0.6%
         Atlas Air, Inc. Pass Through Certs.
          Series 1991-1, Class A-2
          6.88% due 01/02/11.................        147,460      143,036
         Atlas Air, Inc. Pass Through Certs.
          Series 1991-1, Class A-1
          7.20% due 01/02/19.................        357,900      347,163
         Atlas Air, Inc. Pass Through Certs.
          Series 1991-1, Class B
          7.63% due 01/02/15.................        486,267      533,678
         Atlas Air, Inc. Pass Through Certs.
          Series 2000-1, Class A
          8.71% due 01/02/19.................        461,238      484,300
         Atlas Air, Inc. Pass Through Certs.
          Series 1991-1, Class C
          8.77% due 01/02/11.................         37,457       35,210
         Atlas Air, Inc. Pass Through Certs.
          Series 2000-1, Class B
          9.06% due 07/02/17.................        197,175      234,639
                                                               ----------
                                                                1,778,026
                                                               ----------
       Transport - Rail -- 0.2%
         BNSF Funding Trust I
          Company Guar. Bonds
          6.61% due 12/15/55(4)..............        170,000      150,963
         Union Pacific Corp.
          Notes
          3.88% due 02/15/09.................        326,000      321,222

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal     Value
              Security Description                     Amount(16)   (Note 2)
 -----------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (continued)
 Transport - Rail (continued)
   Union Pacific Corp.
    Debentures
    7.00% due 02/01/16..........................         48,000   $     51,419
                                                                  ------------
                                                                       523,604
                                                                  ------------
 Transport - Services -- 0.1%
   Bristow Group, Inc.
    Senior Notes
    7.50% due 09/15/17*.........................         80,000         79,600
   FedEx Corp.
    Company Guar. Notes
    5.50% due 08/15/09..........................         45,000         45,347
   PHI, Inc.
    Company Guar. Notes
    7.13% due 04/15/13..........................        130,000        121,875
   Ryder System, Inc.
    Notes
    5.85% due 03/01/14..........................         43,000         43,299
                                                                  ------------
                                                                       290,121
                                                                  ------------
 Transport - Truck -- 0.1%
   Saint Acquisition Corp.
    Sec. Senior Notes
    13.31% due 05/15/15*(4).....................        110,000         76,450
   Swift Acquisition Corp.
    Sec. Notes
    12.50% due 05/15/17*........................        115,000         77,912
                                                                  ------------
                                                                       154,362
                                                                  ------------
 Travel Services -- 0.1%
   Travelport LLC
    Company Guar. Notes
    9.88% due 09/01/14..........................        285,000        287,494
   Travelport LLC
    Company Guar. Notes
    9.99% due 09/01/14(4).......................         85,000         85,425
                                                                  ------------
                                                                       372,919
                                                                  ------------
 Total Corporate Bonds & Notes
    (cost $104,081,381).........................                   101,066,654
                                                                  ------------
 FOREIGN CORPORATE BONDS & NOTES -- 4.9%
 Banks - Commercial -- 0.1%
   Banco Continental de Panama SA
    Notes
    6.63% due 12/01/10*.........................         15,000         15,300
   Caisse Nationale des Caisses d'Epargne et de
    Prevoyance
    Notes
    5.39% due 12/30/09(4)(9)....................         78,000         62,956
   Credit Agricole SA
    Jr. Sub. Notes
    6.64% due 05/31/17*(4)(9)...................        203,000        191,269
   Societe Generale
    Sub. Notes
    5.92% due 04/05/17*(4)(9)...................         90,000         86,063
                                                                  ------------
                                                                       355,588
                                                                  ------------
 Banks - Money Center -- 0.2%
   Deutsche Bank AG
    Senior Notes
    6.00% due 09/01/17..........................        220,000        221,963
   HBOS Capital Funding LP
    Bank Guar. Bonds
    6.85% due 03/23/09(9).......................        125,000        117,812
   Mizuho Financial Group Cayman, Ltd.
    Bank Guar. Bonds
    8.38% due 04/27/09(9).......................        100,000        103,917

                                                         Principal   Value
                 Security Description                    Amount(16) (Note 2)

    ------------------------------------------------------------------------
    Banks - Money Center (continued)
      National Westminster Bank PLC
       Sub. Notes
       7.75% due 10/16/07(6)......................         38,000   $ 38,108
                                                                    --------
                                                                     481,800
                                                                    --------
    Broadcast Services/Program -- 0.1%
      Grupo Televisa SA
       Senior Notes
       6.63% due 03/18/25.........................        149,000    151,099
                                                                    --------
    Building & Construction-Misc. -- 0.1%
      North American Energy Partners, Inc.
       Senior Notes
       8.75% due 12/01/11.........................        300,000    301,500
                                                                    --------
    Building Products - Doors & Windows -- 0.0%
      Masonite International Corp.
       Company Guar. Notes
       11.00% due 04/06/15........................         35,000     28,525
                                                                    --------
    Cellular Telecom -- 0.2%
      Mobile Telesystems Finance SA
       Company Guar. Notes
       8.38% due 10/14/10.........................        600,000    611,718
                                                                    --------
    Computers - Memory Devices -- 0.1%
      Seagate Technology HDD Holdings
       Company Guar. Notes
       6.80% due 10/01/16.........................        285,000    274,313
                                                                    --------
    Diversified Financial Services -- 0.0%
      CIT Group Funding Co. of Canada
       Company Guar. Notes
       5.20% due 06/01/15.........................        155,000    132,678
                                                                    --------
    Diversified Manufacturing Operations -- 0.2%
      Bombardier, Inc.
       Senior Notes
       8.00% due 11/15/14*........................        335,000    345,887
      Tyco International Group SA
       Company Guar. Notes
       6.00% due 11/15/13.........................        100,000    100,622
                                                                    --------
                                                                     446,509
                                                                    --------
    Diversified Operations -- 0.1%
      Hutchison Whampoa Finance, Ltd.
       Company Guar. Notes
       7.50% due 08/01/27*........................        200,000    217,916
                                                                    --------
    Electronic Components-Misc. -- 0.1%
      NXP BV / NXP Funding LLC
       Company Guar. Notes
       9.50% due 10/15/15.........................        270,000    233,550
                                                                    --------
    Electronic Components - Semiconductors -- 0.1%
      Avago Technologies Finance
       Company Guar. Notes
       10.13% due 12/01/13........................        150,000    156,750
      STATS ChipPAC, Ltd.
       Company Guar. Notes
       6.75% due 11/15/11.........................         35,000     35,000
                                                                    --------
                                                                     191,750
                                                                    --------
    Finance - Other Services -- 0.0%
      Lukoil International Finance BV
       Company Guar. Notes
       6.36% due 06/07/17*........................        138,000    129,030
                                                                    --------
    Food - Meat Products -- 0.1%
      JBS SA
       Company Guar. Notes
       9.38% due 02/07/11.........................        250,000    248,125

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                            Principal    Value
                Security Description                        Amount(16)  (Note 2)
---------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (continued)
Food - Meat Products (continued)
  JBS SA
   Senior Notes
   10.50% due 08/04/16*..............................        175,000   $  175,875
                                                                       ----------
                                                                          424,000
                                                                       ----------
Housewares -- 0.2%
  Vitro SA de CV
   Senior Notes
   9.13% due 02/01/17*...............................        620,000      596,750
                                                                       ----------
Independent Power Producer -- 0.0%
  AES Drax Energy, Ltd.
   Sec. Notes
   11.50% due 08/30/10+(8)(14).......................        175,000          175
                                                                       ----------
Insurance - Multi - line -- 0.1%
  Aegon NV
   Sub. Bonds
   5.86% due 07/15/14(4)(9)..........................        112,000       91,280
  AXA SA
   Sub. Notes
   6.38% due 12/14/36*(4)(9).........................         92,000       82,935
  ING Groep NV
   Bonds
   5.78% due 12/08/15(4)(9)..........................        230,000      220,973
                                                                       ----------
                                                                          395,188
                                                                       ----------
Investment Companies -- 0.1%
  Algoma Acquisition Corp.
   Senior Notes
   9.88% due 06/15/15*...............................        105,000       98,175
  Canadian Oil Sands, Ltd.
   Notes
   5.80% due 08/15/13*...............................         92,000       91,345
                                                                       ----------
                                                                          189,520
                                                                       ----------
Medical - Drugs -- 0.4%
  Angiotech Pharmaceuticals, Inc.
   Company Guar. Notes
   7.75% due 04/01/14................................        260,000      222,300
  Angiotech Pharmaceuticals, Inc.
   Company Guar. Notes
   9.11% due 12/01/13(4).............................        265,000      262,350
  Elan Finance PLC
   Company Guar. Bonds
   7.75% due 11/15/11................................        255,000      248,625
  Elan Finance PLC
   Company Guar. Notes
   8.88% due 12/01/13................................        225,000      220,500
  Elan Finance PLC
   Company Guar. Notes
   9.56% due 11/15/11(4).............................        100,000       98,000
                                                                       ----------
                                                                        1,051,775
                                                                       ----------
Metal - Aluminum -- 0.0%
  Alcan, Inc.
   Senior Notes
   5.75% due 06/01/35................................        140,000      128,582
                                                                       ----------
Music -- 0.1%
  Corporacion Interamericana de Entetenimiento SA de
   CV
   Senior Notes
   8.88% due 06/14/15*...............................        160,000      159,200
                                                                       ----------
Oil Companies - Exploration & Production -- 0.5%
  Compton Petroleum Finance Corp.
   Company Guar. Notes
   7.63% due 12/01/13................................        385,000      365,750

                                                           Principal    Value
                Security Description                       Amount(16)  (Note 2)

--------------------------------------------------------------------------------
Oil Companies - Exploration & Production (continued)
  Nexen, Inc.
   Bonds
   6.40% due 05/15/37...............................        141,000   $  137,171
  OPTI Canada, Inc.
   Secured Notes
   7.88% due 12/15/14*..............................        375,000      375,937
  OPTI Canada, Inc.
   Company Guar. Notes
   8.25% due 12/15/14*..............................        210,000      212,625
  Paramount Resources, Ltd.
   Senior Notes
   8.50% due 01/31/13...............................        225,000      230,063
                                                                      ----------
                                                                       1,321,546
                                                                      ----------
Oil Companies - Integrated -- 0.1%
  ENI Coordination Center SA
   Company Guar. Notes
   5.25% due 12/27/07...............................  GBP   135,000      271,302
                                                                      ----------
Paper & Related Products -- 0.2%
  Abitibi - Consolidated, Inc.
   Notes
   5.25% due 06/20/08...............................         40,000       38,400
  Abitibi - Consolidated, Inc.
   Notes
   6.00% due 06/20/13...............................         75,000       55,500
  Abitibi - Consolidated, Inc.
   Notes
   8.55% due 08/01/10...............................        295,000      264,025
  Bowater Canada Finance Corp.
   Company Guar. Notes
   7.95% due 11/15/11...............................        110,000       93,500
                                                                      ----------
                                                                         451,425
                                                                      ----------
Pipelines -- 0.1%
  Enbridge, Inc.
   Bonds
   5.80% due 06/15/14...............................        338,000      336,602
  Kinder Morgan Finance Co. ULC
   Company Guar. Notes
   5.70% due 01/05/16...............................         78,000       69,439
                                                                      ----------
                                                                         406,041
                                                                      ----------
Printing - Commercial -- 0.1%
  Quebecor World Capital Corp.
   Senior Notes
   8.75% due 03/15/16*..............................        285,000      256,500
                                                                      ----------
Real Estate Operations & Development -- 0.0%
  Brookfield Asset Management, Inc.
   Notes
   8.13% due 12/15/08...............................         69,000       71,622
                                                                      ----------
Satellite Telecom -- 0.5%
  Intelsat Bermuda, Ltd.
   Company Guar. Notes
   8.89% due 01/15/15(4)............................        200,000      201,500
  Intelsat Bermuda, Ltd.
   Senior Notes
   11.25% due 06/15/16..............................        285,000      298,181
  Intelsat Intermediate Holding Co., Ltd.
   Senior Notes
   9.25% due 02/01/15(10)...........................        590,000      477,900
  Intelsat, Ltd.
   Senior Notes
   6.50% due 11/01/13...............................        460,000      341,550
  Intelsat, Ltd.
   Senior Notes
   7.63% due 04/15/12...............................        145,000      120,713
                                                                      ----------
                                                                       1,439,844
                                                                      ----------

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                    Principal    Value
                 Security Description               Amount(16)  (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Semiconductor Equipment -- 0.0%
        MagnaChip Semiconductor SA
         Sec. Notes
         6.88% due 12/15/11......................     25,000   $    19,750
        MagnaChip Semiconductor SA
         Sec. Notes
         8.61% due 12/15/11(4)...................     25,000        20,875
                                                               -----------
                                                                    40,625
                                                               -----------
      Special Purpose Entities -- 0.3%
        Hellas Telecommunications Luxembourg II
         Sub. Notes
         11.11% due 01/15/15*(4).................    355,000       347,900
        Hybrid Capital Funding I LP
         Sub. Notes
         8.00% due 06/30/11(9)...................    286,000       269,912
        Rio Tinto Finance USA, Ltd.
         Notes
         2.63% due 09/30/08......................     55,000        53,656
        SMFG Preferred Capital, Ltd.
         Sub. Bonds
         6.08% due 01/25/17*(4)(9)...............    121,000       112,854
                                                               -----------
                                                                   784,322
                                                               -----------
      Telecom Services -- 0.1%
        Global Crossing UK Finance PLC
         Company Guar. Notes
         10.75% due 12/15/14.....................     75,000        78,750
        Telenet Group Holdings NV
         Notes
         11.50% due 06/15/14*(10)................    368,000       349,600
                                                               -----------
                                                                   428,350
                                                               -----------
      Telephone - Integrated -- 0.6%
        British Telecommunications PLC
         Bonds
         8.63% due 12/15/30......................    643,000       859,363
        Telecom Italia Capital SA
         Company Guar. Bonds
         5.25% due 10/01/15......................    478,000       450,845
        Telecom Italia Capital SA
         Company Guar. Bonds
         6.20% due 07/18/11......................    350,000       357,072
        Telefonica Emisiones SAU
         Company Guar. Notes
         6.22% due 07/03/17......................    147,000       148,036
                                                               -----------
                                                                 1,815,316
                                                               -----------
      Transport - Marine -- 0.1%
        Navios Maritime Holdings, Inc.
         Company Guar. Notes
         9.50% due 12/15/14......................    105,000       107,231
        Ultrapetrol Bahamas, Ltd.
         1st Mtg. Bonds
         9.00% due 11/24/14......................    235,000       230,594
                                                               -----------
                                                                   337,825
                                                               -----------
      Transport - Rail -- 0.0%
        Canadian National Railway Co.
         Notes
         6.38% due 10/15/11......................     90,000        93,830
        Kansas City Southern de Mexico SA de CV
         Senior Notes
         7.38% due 03/01/14*.....................     50,000        48,500
                                                               -----------
                                                                   142,330
                                                               -----------
      Total Foreign Corporate Bonds & Notes
         (cost $15,007,631)......................               14,268,214
                                                               -----------

                                                 Principal     Value
                Security Description             Amount(16)   (Note 2)

        ---------------------------------------------------------------
        FOREIGN GOVERNMENT AGENCIES -- 29.7%
        Sovereign -- 29.7%
          Arab Republic of Egypt
           Notes
           8.75% due 07/18/12*.............. EGP   3,520,000 $  613,922
          Federal Republic of Brazil
           Bonds
           5.44% due 01/05/16...............       1,218,000    701,497
          Federal Republic of Brazil
           Bonds
           6.00% due 01/17/17...............       1,180,000  1,172,920
          Federal Republic of Brazil
           Bonds
           7.13% due 01/20/37...............         570,000    620,730
          Federal Republic of Brazil
           Notes
           7.88% due 03/07/15...............         850,000    951,150
          Federal Republic of Brazil
           Notes
           8.00% due 01/15/18...............       2,130,000  2,343,000
          Federal Republic of Brazil
           Bonds
           8.25% due 01/20/34...............         650,000    796,250
          Federal Republic of Brazil
           Notes
           8.75% due 02/04/25...............       1,070,000  1,334,290
          Federal Republic of Brazil
           Bonds
           8.88% due 10/14/19...............         750,000    900,000
          Federal Republic of Brazil
           Notes
           8.88% due 04/15/24...............         240,000    297,000
          Federal Republic of Brazil
           Bonds
           10.50% due 07/14/14..............         330,000    413,490
          Federal Republic of Brazil
           Notes
           11.00% due 08/17/40..............       2,170,000  2,871,995
          Federal Republic of Germany
           Bonds
           5.50% due 01/04/31............... EUR     498,000    769,720
          Government of Australia
           Bonds
           5.25% due 08/15/10............... AUD   2,515,000  2,005,972
          Government of Australia
           Bonds
           5.75% due 06/15/11............... AUD   3,040,000  2,453,809
          Government of Australia
           Bonds
           7.50% due 09/15/09............... AUD   2,145,000  1,796,940
          Government of Canada
           Bonds
           4.00% due 09/01/10............... CAD   3,045,000  2,853,419
          Government of Canada
           Bonds
           5.00% due 06/01/14............... CAD   2,110,000  2,068,819
          Government of Canada
           Bonds
           5.25% due 06/01/13............... CAD   1,360,000  1,343,296
          Government of France
           Bonds
           4.75% due 04/25/35............... EUR     820,000  1,148,098
          Government of Japan
           Bonds
           1.40% due 12/20/15............... JPY 425,000,000  3,646,885

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                   Principal     Value
                Security Description               Amount(16)   (Note 2)
       ------------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Sovereign (continued)
         Government of Peru
          Bonds
          6.55% due 03/14/37..................         460,000 $  459,770
         Government of Poland
          Bonds
          5.75% due 03/24/10.................. PLN   1,500,000    538,311
         Kingdom of Belgium
          Bonds
          4.00% due 03/28/17.................. EUR     850,000  1,123,047
         Kingdom of Denmark
          Bonds
          7.00% due 11/15/07.................. DKK   9,450,000  1,735,754
         Kingdom of Norway
          Bonds
          5.50% due 05/15/09.................. NOK  20,220,000  3,505,494
         Kingdom of Norway
          Bonds
          6.50% due 05/15/13.................. NOK  11,570,000  2,150,948
         Kingdom of Spain
          Bonds
          5.75% due 07/30/32.................. EUR     170,000    270,166
         Kingdom of Sweden
          Bonds
          4.50% due 08/12/15.................. SEK   4,065,000    600,208
         Kingdom of Sweden
          Bonds
          5.00% due 01/28/09.................. SEK  29,600,000  4,344,340
         Republic of Argentina
          Notes
          5.25% due 12/31/38(10)..............       2,837,637  1,064,114
         Republic of Argentina
          Bonds
          7.00% due 03/28/11..................       1,078,000  1,009,008
         Republic of Argentina
          Bonds
          7.00% due 09/12/13..................       1,090,000    933,585
         Republic of Argentina
          Bonds
          7.00% due 10/03/15..................       1,970,000  1,566,150
         Republic of Argentina
          Notes
          8.28% due 12/31/33..................         911,354    779,207
         Republic of Colombia
          Notes
          7.38% due 01/27/17..................         500,000    531,000
         Republic of Colombia
          Bonds
          7.38% due 09/18/37..................         535,000    567,368
         Republic of Colombia
          Bonds
          12.00% due 10/22/15................. COP 630,000,000    315,724
         Republic of Columbia
          Bonds
          8.13% due 05/21/24..................         250,000    282,625
         Republic of Columbia
          Notes
          8.25% due 12/22/14..................         630,000    698,733
         Republic of Ecuador
          Bonds
          10.00% due 08/15/30.................         890,000    783,200
         Republic of El Salvador
          Bonds
          7.65% due 06/15/35*.................         190,000    206,150
         Republic of Greece
          Senior Bonds
          4.50% due 09/20/37.................. EUR     545,000    695,193

                                            Principal    Value
                 Security Description       Amount(16)  (Note 2)

              ---------------------------------------------------
              Sovereign (continued)
                Republic of Indonesia
                 Bonds
                 6.63% due 02/17/37......     905,000  $  826,308
                Republic of Indonesia
                 Bonds
                 7.50% due 01/15/16......     440,000     458,867
                Republic of Indonesia
                 Notes
                 8.50% due 10/12/35......     430,000     479,984
                Republic of Pakistan
                 Bonds
                 6.88% due 06/01/17*.....     710,000     603,500
                Republic of Panama
                 Bonds
                 6.70% due 01/26/36......     650,000     643,500
                Republic of Peru
                 Notes
                 7.35% due 07/21/25......   1,005,000   1,108,012
                Republic of Peru
                 Bonds
                 8.75% due 11/21/33......     380,000     482,600
                Republic of Philippines
                 Bonds
                 7.75% due 01/14/31......     750,000     796,875
                Republic of Philippines
                 Notes
                 8.00% due 01/15/16......     910,000     985,075
                Republic of Philippines
                 Notes
                 8.25% due 01/15/14......     460,000     496,800
                Republic of Philippines
                 Notes
                 8.88% due 03/17/15......   1,030,000   1,153,600
                Republic of Philippines
                 Senior Notes
                 9.50% due 02/02/30......     900,000   1,136,250
                Republic of South Africa
                 Notes
                 5.88% due 05/30/22......     600,000     578,250
                Republic of Turkey
                 Notes
                 6.88% due 03/17/36......   1,240,000   1,164,050
                Republic of Turkey
                 Bonds
                 7.00% due 09/26/16......     529,000     535,613
                Republic of Turkey
                 Notes
                 7.00% due 06/05/20......   1,180,000   1,181,475
                Republic of Turkey
                 Notes
                 7.25% due 03/15/15......     820,000     844,600
                Republic of Turkey
                 Notes
                 7.38% due 02/05/25......   1,150,000   1,175,875
                Republic of Turkey
                 Notes
                 9.50% due 01/15/14......     580,000     665,550
                Republic of Turkey
                 Senior Notes
                 11.88% due 01/15/30.....     400,000     611,000
                Republic of Uruguay
                 Bonds
                 8.00% due 11/18/22......   1,270,000   1,365,250
                Republic of Uruguay
                 Notes
                 9.25% due 05/17/17......     280,000     326,200

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                   Principal    Value
                Security Description               Amount(16)  (Note 2)
       ------------------------------------------------------------------
       FOREIGN GOVERNMENT AGENCIES (continued)
       Sovereign (continued)
         Republic of Venezuela
          Bonds
          5.75% due 02/26/16..................       750,000  $   609,375
         Republic of Venezuela
          Bonds
          6.00% due 12/09/20..................       180,000      138,150
         Republic of Venezuela
          Bonds
          7.00% due 12/01/18..................       200,000      169,000
         Republic of Venezuela
          Bonds
          7.65% due 04/21/25..................       760,000      651,700
         Republic of Venezuela
          Notes
          8.50% due 10/08/14..................       405,000      389,813
         Republic of Venezuela
          Bonds
          9.25% due 09/15/27..................     2,160,000    2,138,400
         Republic of Venezuela
          Bonds
          9.38% due 01/13/34..................     1,310,000    1,296,900
         Russian Federation
          Bonds
          7.50% due 03/31/30*.................     4,009,850    4,458,953
         Russian Federation
          Notes
          12.75% due 06/24/28.................       280,000      493,746
         Ukrainian Soviet Socialist Republic
          Bonds
          6.39% due 06/26/12*.................       510,000      507,435
         Ukrainian Soviet Socialist Republic
          Senior Bonds
          6.58% due 11/21/16*.................       570,000      560,737
         Ukrainian Soviet Socialist Republic
          Senior Notes
          6.58% due 11/21/16..................       250,000      246,268
         Ukrainian Soviet Socialist Republic
          Notes
          7.65% due 06/11/13..................       720,000      757,728
         United Mexican States
          Bonds
          8.00% due 09/24/22..................       890,000    1,085,800
         United Mexican States
          Bonds
          8.30% due 08/15/31..................       220,000      282,150
                                                              -----------
       Total Foreign Government Agencies
          (cost $86,957,011)..................                 86,668,686
                                                              -----------
       FOREIGN GOVERNMENT TREASURIES -- 1.0%
       Sovereign -- 1.0%
         Government of United Kingdom
          Bonds
          4.00% due 09/07/16.................. GBP   600,000    1,120,217
         Government of United Kingdom
          Bonds
          4.25% due 03/07/11.................. GBP   615,000    1,199,780
         Government of United Kingdom
          Bonds
          5.00% due 03/07/08.................. GBP   299,000      601,292
                                                              -----------
       Total Foreign Government Treasuries
          (cost $2,875,640)...................                  2,921,289
                                                              -----------
       LOANS -- 0.2%
       Diversified Financial Services -- 0.1%
         Wind Acquisition Holdings
          Finance S.A.
          12.61% due 12/21/11(7)(8)(18)(19)...       309,763      309,505
                                                              -----------

                                                Principal    Value
                 Security Description           Amount(16)  (Note 2)

         -------------------------------------------------------------
         Leisure Products -- 0.1%
           AMC Entertainment Holdings, Inc.
            10.36% due 06/15/12(18)(19)......     200,000  $   191,500
                                                           -----------
         Total Loans
           (cost $511,930)...................                  501,005
                                                           -----------
         U.S. GOVERNMENT AGENCIES -- 14.4%
         Federal Home Loan Bank -- 0.1%
           Federal Home Loan Bank
            4.50% due 09/08/08...............     400,000      398,325
                                                           -----------
         Federal Home Loan Mtg. Corp. -- 6.3%
           4.13% due 07/12/10................     200,000      196,817
           4.25% due 06/23/08................     400,000      397,412
           4.35% due 06/02/08................     400,000      397,762
           4.45% due 03/06/08................     400,000      398,326
           4.50% due 02/01/20................     408,597      392,252
           4.50% due 08/01/20................     163,542      157,000
           4.75% due 01/18/11................     280,000      280,311
           5.00% due 09/01/18................     526,591      515,857
           5.00% due 07/01/20................     384,254      375,347
           5.00% due 05/01/22................   2,849,562    2,782,345
           5.00% due 05/01/34................     608,453      580,011
           5.00% due 02/01/35................      98,407       93,807
           5.00% due 08/01/35................     781,176      743,980
           5.00% due 11/01/35................     884,672      842,548
           5.00% due 11/01/36................      46,471       44,212
           5.00% due 11/01/36................     492,577      468,639
           5.00% due 01/01/37................     292,674      278,450
           5.00% due 04/01/37................     766,929      729,142
           5.33% due 12/01/35(4).............     422,388      418,208
           5.50% due 10/01/21................   1,972,678    1,961,213
           5.50% due 07/01/35................     321,499      314,281
           5.70% due 08/01/36(4).............     874,936      873,615
           5.81% due 01/01/37(4).............     328,786      326,782
           5.81% due 01/01/37(4).............     252,990      253,198
           5.98% due 10/01/36(4).............   1,510,276    1,508,215
           6.00% due 01/01/30................      28,540       28,730
           6.00% due 02/01/32................     207,956      209,040
           6.00% due 07/01/35................     248,704      248,765
           6.00% due 05/01/37................      29,030       29,009
           6.20% due 09/01/36(4).............     132,357      132,966
           6.50% due 07/01/29................       5,605        5,736
           6.50% due 12/01/35................       1,715        1,743
           6.50% due 02/01/36................     173,040      175,917
           6.50% due 05/01/37................     559,540      567,991
           6.88% due 09/15/10................     772,000      817,577
           7.00% due 06/01/29................      13,702       14,174
           Federal Home Loan Mtg. Corp.
            REMIC
            Series 3349, Class HB
            5.50% due 06/15/31...............     642,000      639,182
                                                           -----------
                                                            18,200,560
                                                           -----------
         Federal National Mtg. Assoc. -- 8.0%
           4.50% due 06/01/19................     347,436      333,898
           4.75% due 12/15/10................     251,000      251,134
           5.00% due 01/01/37................     391,923      372,490
           5.00% due 05/01/37................     642,094      610,257
           5.50% due 03/01/18................      24,273       24,207
           5.50% due 07/01/19................     114,505      113,982
           5.50% due 01/01/29................      64,296       63,171
           5.50% due 05/01/29................      21,761       21,366
           5.50% due 06/01/34................     385,323      377,037
           5.50% due 02/01/36(4).............     226,691      226,168
           5.50% due 11/01/36................     734,736      717,824
           5.50% due 11/01/36................      62,892       61,444
           5.50% due 12/01/36................     755,146      733,146
           5.50% due 04/01/37................   2,379,254    2,323,738
           5.50% due 05/01/37................   4,645,517    4,537,121
           5.50% due 07/01/37................   1,439,193    1,405,612
           5.51% due 01/01/37(4).............   1,252,621    1,260,881
           6.00% due 02/01/32................      71,244       71,590

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                         Principal
                                                          Amount/     Value
                Security Description                     Shares(16)  (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
  6.00% due 10/01/34..................................     657,248  $   658,137
  6.00% due 10/01/34..................................       3,538        3,543
  6.00% due 10/01/36..................................   2,624,172    2,621,944
  6.00% due 11/01/36..................................     731,464      728,069
  6.00% due 07/01/37..................................   1,998,048    1,995,967
  6.50% due 12/01/31..................................      84,334       86,242
  6.50% due 04/01/34..................................     173,690      176,915
  6.50% due 02/01/35..................................      98,887      100,535
  6.50% due 07/01/36..................................     726,400      737,427
  6.50% due 07/01/37..................................   2,739,518    2,780,897
  7.50% due 03/01/32..................................       8,897        9,278
  8.50% due 08/01/31..................................      12,271       13,180
                                                                    -----------
                                                                     23,417,200
                                                                    -----------
Total U.S. Government Agencies
   (cost $42,236,834).................................               42,016,085
                                                                    -----------
U.S. GOVERNMENT TREASURIES -- 4.9%
United States Treasury Bonds -- 0.5%
   4.50% due 02/15/36.................................     548,000      519,444
   4.75% due 02/15/37.................................   1,000,000      986,406
                                                                    -----------
                                                                      1,505,850
                                                                    -----------
United States Treasury Notes -- 4.4%
   3.00% due 11/15/07.................................   2,000,000    1,996,406
   3.63% due 01/15/10.................................     538,000      531,359
   4.00% due 06/15/09.................................   2,810,000    2,799,682
   4.25% due 01/15/11.................................   1,000,000    1,001,875
   4.50% due 11/15/15.................................     586,000      586,595
   4.50% due 02/15/16.................................   2,000,000    2,000,782
   4.50% due 05/15/17.................................   1,000,000      980,156
   4.63% due 11/15/16.................................     130,000      130,833
   4.63% due 02/15/17.................................   1,000,000    1,005,703
   4.88% due 04/30/11.................................     300,000      306,657
   4.88% due 06/30/12.................................   1,000,000      992,265
   6.50% due 02/15/10.................................     300,000      315,820
                                                                    -----------
                                                                     12,648,133
                                                                    -----------
Total U.S. Government Treasuries
   (cost $14,006,803).................................              $14,153,983
                                                                    -----------
COMMON STOCK -- 0.5%
Casino Services -- 0.0%
  Shreveport Gaming Holdings,
   Inc.+(5)(7)(8).....................................       1,280       29,469
                                                                    -----------
Cellular Telecom -- 0.3%
  iPCS, Inc.(7)(8)....................................      27,658      937,053
                                                                    -----------
Medical - Outpatient/Home Medical -- 0.0%
  Critical Care Systems International, Inc.+(5)(7)(8).       5,372       28,203
                                                                    -----------
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.+....................       1,783        3,620
                                                                    -----------
Oil - Field Services -- 0.2%
  Trico Marine Services, Inc.+........................      15,969      524,741
                                                                    -----------
Retail - Music Store -- 0.0%
  MTS, Inc.+(5)(7)(8).................................       3,863            0
                                                                    -----------
Total Common Stock
   (cost $846,679)....................................                1,523,086
                                                                    -----------

PREFERRED STOCK -- 0.7%
Banks - Money Center -- 0.1%
  Santander Finance Preferred SA
   5.88%*(4)..........................................      11,600      284,200
                                                                    -----------

                                                        Principal
                                                         Amount/       Value
               Security Description                     Shares(16)    (Note 2)

PREFERRED STOCK (continued)
Banks-Super Regional -- 0.0%
  Wachovia Capital Trust IX
   6.38%............................................         4,350  $    101,355
                                                                    ------------
Diversified Financial Services -- 0.1%
  General Electric Capital Corp.
   8.00%(10)........................................        12,000       276,120
                                                                    ------------
Oil Companies-Exploration & Production -- 0.3%
  EXCO Resources, Inc. Convertible
   Series A-1, 7.00%(5)(7)..........................            55       627,000
  Transmeridian Exploration, Inc.
   15.00%(5)........................................         1,143        88,011
                                                                    ------------
                                                                         715,011
                                                                    ------------
Special Purpose Entity -- 0.1%
  Structured Repackaged Asset-Backed
   Trust Securities
   5.97%(4).........................................         9,200       185,840
                                                                    ------------
Telephone-Integrated -- 0.1%
  AT&T, Inc.
   6.38%............................................        15,000       361,050
                                                                    ------------
Total Preferred Stock
   (cost $1,949,588)................................                   1,923,576
                                                                    ------------
WARRANTS -- 0.0%
Oil Companies - Exploration & Production -- 0.0%
  Transmeridian Exploration, Inc.
   Expires 12/15/10 (strike price $4.31)+(5)........         6,905         1,726
                                                                    ------------
Telephone - Integrated -- 0.0%
  GT Group Telecom, Inc.
   Expires 02/01/10 (strike price $0.00)*+(5)(8)....            50             1
                                                                    ------------
Total Warrants
   (cost $18,990)...................................                       1,727
                                                                    ------------
Total Long - Term Investment Securities
   (cost $280,306,755)..............................                 276,538,689
                                                                    ------------
REPURCHASE AGREEMENT -- 3.5%
  Agreement with State Street Bank & Trust Co.
   bearing interest at 4.68%, dated 08/31/07, to be
   repurchased 09/04/07 in the amount of
   $10,152,276 and collateralized by Federal
   Home Loan Bank Bonds, bearing interest at
   4.38% due 09/17/10 and having an
   approximate value of $10,452,578 (cost
   $10,147,000).....................................   $10,147,000    10,147,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $290,453,755)(13)..........................          98.3%  286,685,689
Other assets less liabilities.......................           1.7%    5,041,740
                                                       -----------  ------------
NET ASSETS                                                   100.0% $291,727,429
                                                       ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $31,060,488 representing 10.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Collateralized Mortgage Obligation
(2)Variable Rate Security--the rate reflected is as of August 31, 2007, maturity date reflects the stated maturity date.
(3)Commercial Mortgaged Back Security
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(5)Fair valued security; see Note 2

VALIC Company II Strategic Bond Fund
PORTFOLIO OF INVESTMENTS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------

(6)Variable Rate Security -- the rate reflected is as of August 31, 2007, maturity date reflects next reset date.
(7)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Strategic Bond Fund held the following restricted securities:

                                    Principal                         Market   Value as a
                        Acquisition  Amount/  Acquisition   Market     Value      % of
         Name              Date      Shares      Cost       Value    Per Share Net Assets
----------------------- ----------- --------- ----------- ---------- --------- ----------
Critical Care Systems
 International, Inc.
 Common Stock..........  06/17/04   $    635   $  5,490
                         11/09/04      4,737     35,231
                                    --------   --------
                                       5,372     40,721   $   28,203  $  5.25     0.01%
Exco Resources, Inc.
 Convertible
 Preferred Stock
 7.00%.................  03/29/07         11    110,000
                         08/22/07         44    440,000
                                    --------   --------
                                          55    550,000      627,000   11,400     0.21
ICO North America, Inc.
 Notes
 7.50% due
 08/15/09..............  08/11/05    125,000    125,000      123,750    99.00     0.04
iPCS, Inc.
 Common Stock..........  08/12/04     27,658    419,580      937,053    33.88     0.32
MTS, Inc.
 Senior Notes
 10.00% due
 03/15/09..............  03/16/04     13,636     49,087
                         09/03/04        681        681
                         03/19/05        715        143
                         09/04/05        751        195
                         03/04/06        789        205
                                    --------   --------
                                      16,572     50,311        4,309    26.00     0.00
MTS, Inc.
 Common Stock..........  03/16/04      3,863          0            0     0.00     0.00
Shreveport Gaming
 Holdings, Inc.........  07/21/05        257      5,919
 Common Stock..........  07/29/05      1,023     23,550
                                    --------   --------
                                       1,280     29,469       29,469    23.02     0.01
Southern Energy, Inc.
 Notes
 7.90% due
 07/15/09..............  01/10/06    725,000          0            0     0.00     0.00
Wind Acquisitions
 Holdings Finance
 S.A.
 12.61% due
 12/21/11
 Loan..................  03/15/07    100,000    103,494
                         03/19/07    100,000    103,454
                         06/21/07    103,187    104,446
                         07/18/07      3,288      3,288
                         07/18/07      3,288      3,288
                                    --------   --------
                                     309,763    317,970      309,505    99.92     0.11
                                                          ----------              ----
                                                          $2,059,289              0.70%
                                                          ==========              ====

(8)Illiquid security
(9)Perpetual maturity--maturity date reflects the next call date.
(10)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(11)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)Company has filed Chapter 11 bankruptcy.
(13)See Note 5 for cost of investments on a tax basis.
(14)Bond in default
(15)Company has filed Chapter 7 bankruptcy.
(16)Denominated in United States Dollars unless otherwise indicated.
(17)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(18)Senior Loans are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(19)The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London InterBank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(20)Bond is in default and did not pay principal at maturity.
ADR-- American Depository Receipt

See Notes to Financials Statements

VALIC Company II
STATEMENTS OF ASSETS AND LIABILITIES -- August 31, 2007
--------------------------------------------------------------------------------

                                                              AGGRESSIVE      CAPITAL       CONSERVATIVE
                                                                GROWTH      APPRECIATION       GROWTH
                                                            LIFESTYLE FUND      FUND       LIFESTYLE FUND CORE BOND FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.. $            - $   83,454,326  $            - $  203,178,038
Long-term investment securities, at value (affiliated)*....     82,307,449              -      44,060,402              -
Short-term investment securities, at value (unaffiliated)*.              -              -               -              -
Short-term investment securities, at value (affiliated)*...              -              -       4,916,609              -
Repurchase agreements (cost equals market value)...........              -      3,007,000               -      4,490,000
                                                            -------------- --------------  -------------- --------------
Total Investments..........................................     82,307,449     86,461,326      48,977,011    207,668,038
                                                            -------------- --------------  -------------- --------------
Cash.......................................................            137            227           2,409          5,141
Foreign cash*..............................................              -              -               -              -
Receivable for:
   Trust shares sold.......................................        146,128        206,112         126,553      1,253,348
   Dividends and interest..................................              -         25,188               -      2,081,596
   Investments sold........................................         78,914              -         128,629      5,444,952
Prepaid expenses and other assets..........................          2,865          4,602           2,760          5,737
Due from investment adviser for expense reimbursements/fee
 waivers...................................................          8,291         11,749           6,746         24,612
Variation margin on futures contracts......................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL ASSETS...............................................     82,543,784     86,709,204      49,244,108    216,483,424
                                                            -------------- --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................         52,900        215,154          59,600         13,946
   Investments purchased...................................        172,141      2,052,229         195,582      5,841,459
   Investment advisory and management fees.................          6,776         37,647           4,067         84,979
   Shareholder services....................................              -         17,112               -         42,532
   Administrative service fee..............................              -          4,791               -         11,909
   Transfer agent fees and expenses........................            114            246              39            213
   Trustees' fees and expenses.............................         52,905         54,659          52,132        108,812
   Other accrued expenses..................................         37,972         58,583          35,914         57,668
Due to custodian...........................................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
TOTAL LIABILITIES..........................................        322,808      2,440,421         347,334      6,161,518
                                                            -------------- --------------  -------------- --------------
NET ASSETS................................................. $   82,220,976 $   84,268,783  $   48,896,774 $  210,321,906
                                                            ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $       65,302 $       77,787  $       43,320 $      206,709
Additional paid in capital.................................     70,194,963     79,676,238      44,116,468    207,359,553
Accumulated undistributed net investment income (loss).....      1,302,001        238,858         698,235      7,485,684
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds..............      5,358,386    (10,954,304)      2,123,145     (1,818,272)
Unrealized appreciation (depreciation) on investments......      5,300,324     15,230,204       1,915,606     (2,911,768)
Unrealized appreciation (depreciation) on futures contracts
 and options contracts.....................................              -              -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -              -               -              -
Accrued capital gains tax on unrealized appreciation
 (depreciation)............................................              -              -               -              -
                                                            -------------- --------------  -------------- --------------
   NET ASSETS.............................................. $   82,220,976 $   84,268,783  $   48,896,774 $  210,321,906
                                                            ============== ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................      6,530,211      7,778,707       4,331,958     20,670,947
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $        12.59 $        10.83  $        11.29 $        10.17
                                                            ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $            - $   68,224,122  $            - $  206,089,806
                                                            ============== ==============  ============== ==============
   Long-term investment securities (affiliated)............ $   77,007,125 $            -  $   42,144,796 $            -
                                                            ============== ==============  ============== ==============
   Short-term investment securities (unaffiliated)......... $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============
   Short-term investment securities (affiliated)........... $            - $            -  $    4,916,609 $            -
                                                            ============== ==============  ============== ==============
   Foreign Cash............................................ $            - $            -  $            - $            -
                                                            ============== ==============  ============== ==============

                                                                             INTERNATIONAL
                                                            HIGH YIELD BOND    SMALL CAP      LARGE CAP        MID CAP
                                                                 FUND         EQUITY FUND     VALUE FUND     GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.. $  182,331,420  $  697,717,033  $  411,469,479 $   82,105,105
Long-term investment securities, at value (affiliated)*....              -               -               -              -
Short-term investment securities, at value (unaffiliated)*.              -               -       6,009,199              -
Short-term investment securities, at value (affiliated)*...              -               -               -              -
Repurchase agreements (cost equals market value)...........      8,201,000      30,996,000               -      2,017,000
                                                            --------------  --------------  -------------- --------------
Total Investments..........................................    190,532,420     728,713,033     417,478,678     84,122,105
                                                            --------------  --------------  -------------- --------------
Cash.......................................................            491             939              32            689
Foreign cash*..............................................         28,820      10,139,176               -        143,657
Receivable for:
   Trust shares sold.......................................        182,083       1,312,479         888,822        113,975
   Dividends and interest..................................      3,771,327         745,695         585,216         17,275
   Investments sold........................................        206,793         167,037               -      1,579,842
Prepaid expenses and other assets..........................         29,223           7,056           5,743          6,085
Due from investment adviser for expense reimbursements/fee
 waivers...................................................         13,089         313,857          51,469         25,178
Variation margin on futures contracts......................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL ASSETS...............................................    194,764,246     741,399,272     419,009,960     86,008,806
                                                            --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................         10,625          44,873          48,867         33,795
   Investments purchased...................................      1,326,775       4,523,290               -      1,009,704
   Investment advisory and management fees.................        114,492         495,111         170,881         54,927
   Shareholder services....................................         40,890         152,068          85,440         17,601
   Administrative service fee..............................         11,449          42,579          23,923          4,928
   Transfer agent fees and expenses........................            226             173             119            159
   Trustees' fees and expenses.............................         76,445          99,822          97,091         71,935
   Other accrued expenses..................................         56,755         197,834          75,782         50,991
Due to custodian...........................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL LIABILITIES..........................................      1,637,657       5,555,750         502,103      1,244,040
                                                            --------------  --------------  -------------- --------------
NET ASSETS................................................. $  193,126,589  $  735,843,522  $  418,507,857 $   84,764,766
                                                            ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $      212,248  $      372,049  $      265,887 $       90,520
Additional paid in capital.................................    187,104,394     588,160,271     374,195,899     68,322,067
Accumulated undistributed net investment income (loss).....     10,886,628       3,460,789       3,908,140        (71,508)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds..............        382,609      63,705,271      21,221,027      9,086,459
Unrealized appreciation (depreciation) on investments......     (5,460,652)     80,220,836      18,916,904      7,336,154
Unrealized appreciation (depreciation) on futures contracts
 and options contracts.....................................              -               -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................          1,362         (12,729)              -          1,074
Accrued capital gains tax on unrealized appreciation
 (depreciation)............................................              -         (62,965)              -              -
                                                            --------------  --------------  -------------- --------------
   NET ASSETS.............................................. $  193,126,589  $  735,843,522  $  418,507,857 $   84,764,766
                                                            ==============  ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................     21,224,809      37,204,898      26,588,704      9,052,017
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $         9.10  $        19.78  $        15.74 $         9.36
                                                            ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  187,792,072  $  617,496,197  $  392,552,575 $   74,768,951
                                                            ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
   Short-term investment securities (unaffiliated)......... $            -  $            -  $    6,009,199 $            -
                                                            ==============  ==============  ============== ==============
   Short-term investment securities (affiliated)........... $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
   Foreign Cash............................................ $       27,458  $   10,149,480  $            - $      142,512
                                                            ==============  ==============  ============== ==============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF ASSETS AND LIABILITIES -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                  MID          MODERATE        MONEY
                                                                               CAP VALUE        GROWTH       MARKET II
                                                                                 FUND       LIFESTYLE FUND     FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $  511,807,050 $            - $            -
Long-term investment securities, at value (affiliated)*.....................              -    115,300,363              -
Short-term investment securities, at value (unaffiliated)*..................      5,297,000              -    222,921,605
Short-term investment securities, at value (affiliated)*....................              -      7,390,000              -
Repurchase agreements (cost equals market value)............................      6,740,000              -    122,515,000
                                                                             -------------- -------------- --------------
Total Investments...........................................................    523,844,050    122,690,363    345,436,605
                                                                             -------------- -------------- --------------
Cash........................................................................          1,686              -            385
Foreign cash*...............................................................        313,408              -              -
Receivable for:
   Trust shares sold........................................................        521,399        311,380      1,583,970
   Dividends and interest...................................................        590,485              -        751,796
   Investments sold.........................................................      2,788,506        355,989              -
Prepaid expenses and other assets...........................................         21,424          3,448          6,024
Due from investment adviser for expense reimbursements/fee waivers..........         17,074          7,388         26,776
Variation margin on futures contracts.......................................              -              -              -
                                                                             -------------- -------------- --------------
TOTAL ASSETS................................................................    528,098,032    123,368,568    347,805,556
                                                                             -------------- -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................        466,788        319,273      1,444,507
   Investments purchased....................................................      1,701,527        347,824      8,982,885
   Investment advisory and management fees..................................        313,247         10,110         69,923
   Shareholder services.....................................................        109,339              -         69,924
   Administrative service fee...............................................         30,615              -         19,579
   Transfer agent fees and expenses.........................................            332            114            131
   Trustees' fees and expenses..............................................        258,532         95,540        120,287
   Other accrued expenses...................................................         98,841         44,145         48,568
Due to custodian............................................................              -            273              -
                                                                             -------------- -------------- --------------
TOTAL LIABILITIES...........................................................      2,979,221        817,279     10,755,804
                                                                             -------------- -------------- --------------
NET ASSETS.................................................................. $  525,118,811 $  122,551,289 $  337,049,752
                                                                             ============== ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $      261,387 $       94,015 $    3,370,498
Additional paid in capital..................................................    424,461,862    107,090,189    333,676,532
Accumulated undistributed net investment income (loss)......................      2,029,123      1,632,090          2,722
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................     40,924,688      6,905,095              -
Unrealized appreciation (depreciation) on investments.......................     57,440,247      6,829,900              -
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -              -              -
Unrealized foreign exchange gain (loss) on other assets and liabilities.....          1,504              -              -
Accrued capital gains tax on unrealized appreciation (depreciation).........              -              -              -
                                                                             -------------- -------------- --------------
   NET ASSETS............................................................... $  525,118,811 $  122,551,289 $  337,049,752
                                                                             ============== ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding..............................................................     26,138,717      9,401,453    337,049,752
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        20.09 $        13.04 $         1.00
                                                                             ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $  454,366,803 $            - $            -
                                                                             ============== ============== ==============
   Long-term investment securities (affiliated)............................. $            - $  108,470,463 $            -
                                                                             ============== ============== ==============
   Short-term investment securities, at value (affiliated).................. $            - $    7,390,000 $            -
                                                                             ============== ============== ==============
   Short-term investment securities (unaffiliated).......................... $    5,297,000 $            - $  222,921,605
                                                                             ============== ============== ==============
   Foreign Cash............................................................. $      313,394 $            - $            -
                                                                             ============== ============== ==============

                                                                                SMALL CAP      SMALL CAP       SOCIALLY
                                                                                 GROWTH          VALUE        RESPONSIBLE
                                                                                  FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $   55,223,230  $  248,491,084 $  863,370,293
Long-term investment securities, at value (affiliated)*.....................              -               -              -
Short-term investment securities, at value (unaffiliated)*..................      1,336,521               -     58,248,632
Short-term investment securities, at value (affiliated)*....................              -               -              -
Repurchase agreements (cost equals market value)............................              -       9,997,000        813,000
                                                                             --------------  -------------- --------------
Total Investments...........................................................     56,559,751     258,488,084    922,431,925
                                                                             --------------  -------------- --------------
Cash........................................................................          1,103           3,830            670
Foreign cash*...............................................................              -               -              -
Receivable for:
   Trust shares sold........................................................        104,197         522,354      2,408,654
   Dividends and interest...................................................         10,150         241,259        886,445
   Investments sold.........................................................        239,381         858,273              -
Prepaid expenses and other assets...........................................          4,918           6,300        111,070
Due from investment adviser for expense reimbursements/fee waivers..........          7,522          30,060         98,055
Variation margin on futures contracts.......................................              -         130,395        600,225
                                                                             --------------  -------------- --------------
TOTAL ASSETS................................................................     56,927,022     260,280,555    926,537,044
                                                                             --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................         25,993          35,837         32,757
   Investments purchased....................................................         56,699         164,505              -
   Investment advisory and management fees..................................         40,271         142,745        189,692
   Shareholder services.....................................................         11,845          53,269        189,692
   Administrative service fee...............................................          3,316          14,915         53,113
   Transfer agent fees and expenses.........................................            200             171             85
   Trustees' fees and expenses..............................................         61,761         101,452         76,750
   Other accrued expenses...................................................         48,786          63,208         88,582
Due to custodian............................................................              -               -              -
                                                                             --------------  -------------- --------------
TOTAL LIABILITIES...........................................................        248,871         576,102        630,671
                                                                             --------------  -------------- --------------
NET ASSETS.................................................................. $   56,678,151  $  259,704,453 $  925,906,373
                                                                             ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $       38,843  $      169,179 $      686,509
Additional paid in capital..................................................     47,742,891     241,803,748    859,085,198
Accumulated undistributed net investment income (loss)......................        (61,940)      1,417,497      9,034,492
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................      3,308,372      11,564,542     51,975,469
Unrealized appreciation (depreciation) on investments.......................      5,649,985       4,642,010      5,536,505
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -         107,477       (411,800)
Unrealized foreign exchange gain (loss) on other assets and liabilities.....              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation).........              -               -              -
                                                                             --------------  -------------- --------------
   NET ASSETS............................................................... $   56,678,151  $  259,704,453 $  925,906,373
                                                                             ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding..............................................................      3,884,258      16,917,948     68,650,934
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        14.59  $        15.35 $        13.49
                                                                             ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $   49,573,245  $  243,849,074 $  857,833,788
                                                                             ==============  ============== ==============
   Long-term investment securities (affiliated)............................. $            -  $            - $            -
                                                                             ==============  ============== ==============
   Short-term investment securities, at value (affiliated).................. $            -  $            - $            -
                                                                             ==============  ============== ==============
   Short-term investment securities (unaffiliated).......................... $    1,336,521  $            - $   58,248,632
                                                                             ==============  ============== ==============
   Foreign Cash............................................................. $            -  $            - $            -
                                                                             ==============  ============== ==============

                                                                                STRATEGIC
                                                                                  BOND
                                                                                  FUND
--------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................... $  276,538,689
Long-term investment securities, at value (affiliated)*.....................              -
Short-term investment securities, at value (unaffiliated)*..................              -
Short-term investment securities, at value (affiliated)*....................              -
Repurchase agreements (cost equals market value)............................     10,147,000
                                                                             --------------
Total Investments...........................................................    286,685,689
                                                                             --------------
Cash........................................................................        401,280
Foreign cash*...............................................................      2,224,886
Receivable for:
   Trust shares sold........................................................        385,250
   Dividends and interest...................................................      4,362,626
   Investments sold.........................................................      4,214,862
Prepaid expenses and other assets...........................................          4,985
Due from investment adviser for expense reimbursements/fee waivers..........         19,899
Variation margin on futures contracts.......................................              -
                                                                             --------------
TOTAL ASSETS................................................................    298,299,477
                                                                             --------------
LIABILITIES:
Payable for:
   Trust shares reacquired..................................................         28,418
   Investments purchased....................................................      6,133,998
   Investment advisory and management fees..................................        139,391
   Shareholder services.....................................................         61,202
   Administrative service fee...............................................         17,137
   Transfer agent fees and expenses.........................................            187
   Trustees' fees and expenses..............................................        102,018
   Other accrued expenses...................................................         89,697
Due to custodian............................................................              -
                                                                             --------------
TOTAL LIABILITIES...........................................................      6,572,048
                                                                             --------------
NET ASSETS.................................................................. $  291,727,429
                                                                             ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................................ $      257,435
Additional paid in capital..................................................    280,193,654
Accumulated undistributed net investment income (loss)......................     13,325,373
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital
 gains distributions received from underlying funds.........................      1,710,337
Unrealized appreciation (depreciation) on investments.......................     (3,768,066)
Unrealized appreciation (depreciation) on futures contracts and options
 contracts..................................................................              -
Unrealized foreign exchange gain (loss) on other assets and liabilities.....          8,696
Accrued capital gains tax on unrealized appreciation (depreciation).........              -
                                                                             --------------
   NET ASSETS............................................................... $  291,727,429
                                                                             ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)...................................  1,000,000,000
   Outstanding..............................................................     25,743,474
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $        11.33
                                                                             ==============
--------
*Cost
   Long-term investment securities (unaffiliated)........................... $  280,306,755
                                                                             ==============
   Long-term investment securities (affiliated)............................. $            -
                                                                             ==============
   Short-term investment securities, at value (affiliated).................. $            -
                                                                             ==============
   Short-term investment securities (unaffiliated).......................... $            -
                                                                             ==============
   Foreign Cash............................................................. $    2,214,918
                                                                             ==============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- August 31, 2007
--------------------------------------------------------------------------------

                                                                     AGGRESSIVE               CONSERVATIVE
                                                                       GROWTH      CAPITAL       GROWTH
                                                                     LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND
                                                                        FUND         FUND         FUND        FUND
------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................ $        -  $   839,951   $        -  $    65,239
Dividends (affiliated)..............................................  1,420,609            -      789,791            -
Interest (unaffiliated).............................................         32       94,541           54    8,694,039
                                                                     ----------  -----------   ----------  -----------
   Total investment income*.........................................  1,420,641      934,492      789,845    8,759,278
                                                                     ----------  -----------   ----------  -----------
EXPENSES:
Investment advisory and management fees.............................     70,031      419,123       42,616      780,263
Administrative service fee..........................................          -       53,343            -      109,251
Shareholder services................................................          -      190,510            -      390,183
Transfer agent fees and expenses....................................      1,232        1,927        1,158        2,085
Registration fees...................................................      1,023        1,023        1,023        1,023
Custodian fees......................................................     22,053       36,280       22,253       64,284
Reports to shareholders.............................................     16,137       26,487       10,325       36,536
Audit and tax fees..................................................     22,097       23,243       22,097       27,576
Legal fees..........................................................     11,340       11,530       10,470       13,339
Trustees' fees and expenses.........................................     11,604       13,374        6,137       25,541
Interest expense....................................................          -        1,603            -          438
Interest expense on securities sold short...........................          -            -            -            -
Other expenses......................................................      5,578        9,562        4,660        5,723
                                                                     ----------  -----------   ----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................    161,095      788,005      120,739    1,456,242
                                                                     ----------  -----------   ----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................    (91,063)    (140,270)     (78,124)    (254,477)
   Fees paid indirectly (Note 7)....................................          -       (1,548)           -            -
                                                                     ----------  -----------   ----------  -----------
   Net expenses.....................................................     70,032      646,187       42,615    1,201,765
                                                                     ----------  -----------   ----------  -----------
Net investment income (loss)........................................  1,350,609      288,305      747,230    7,557,513
                                                                     ----------  -----------   ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**..........          -    1,073,427            -      137,715
  Net realized gain (loss) on investments (affiliated)..............  4,323,271            -    1,980,231            -
  Net realized gain (loss) from capital gain distributions received
   from underlying funds (affiliated)...............................  1,064,664            -      398,629            -
  Net realized gain (loss) on securities sold short.................          -            -            -        9,323
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................          -            -            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................          -            -            -            -
  Net realized gain (loss) on disposal of investments in violation
   of investment restrictions (Note 3)..............................          -            -            -            -
  Net increase from payments by affiliates (Note 3).................          -       54,757            -            -
                                                                     ----------  -----------   ----------  -----------
Net realized gain (loss) on investments and foreign currencies......  5,387,935    1,128,184    2,378,860      147,038
                                                                     ----------  -----------   ----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................          -   13,912,020            -   (3,084,255)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................  3,189,892            -    1,184,799            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts..................................          -            -            -       10,840
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................          -            -            -            -
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................          -            -            -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................          -            -            -            -
                                                                     ----------  -----------   ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies....  3,189,892   13,912,020    1,184,799   (3,073,415)
                                                                     ----------  -----------   ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  8,577,827   15,040,204    3,563,659   (2,926,377)
                                                                     ----------  -----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $9,928,436  $15,328,509   $4,310,889  $ 4,631,136
                                                                     ==========  ===========   ==========  ===========
*Net of foreign withholding taxes on interest and dividends of...... $        -  $         -   $        -  $     3,008
                                                                     ----------  -----------   ----------  -----------
**Net of foreign withholding taxes on capital gains of.............. $        -  $         -   $        -  $         -
                                                                     ----------  -----------   ----------  -----------

                                                                                  INTERNATIONAL  LARGE CAP     MID CAP
                                                                      HIGH YIELD    SMALL CAP      VALUE       GROWTH
                                                                      BOND FUND    EQUITY FUND     FUND         FUND
-------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................ $   764,028  $ 10,189,987  $ 6,764,997  $   280,669
Dividends (affiliated)..............................................           -             -            -            -
Interest (unaffiliated).............................................  12,227,439     1,076,396        2,248      133,931
                                                                     -----------  ------------  -----------  -----------
   Total investment income*.........................................  12,991,467    11,266,383    6,767,245      414,600
                                                                     -----------  ------------  -----------  -----------
EXPENSES:
Investment advisory and management fees.............................   1,054,448     4,996,618    1,715,732      551,576
Administrative service fee..........................................     105,459       428,454      240,202       49,147
Shareholder services................................................     376,639     1,530,193      857,866      175,525
Transfer agent fees and expenses....................................       2,102         1,989        1,741        1,781
Registration fees...................................................       1,023         1,023        1,023        1,023
Custodian fees......................................................      56,345       630,530       56,183       31,908
Reports to shareholders.............................................      35,766       149,814       83,275       18,199
Audit and tax fees..................................................      27,563        33,032       23,215       23,213
Legal fees..........................................................      13,519        29,261       19,748       11,201
Trustees' fees and expenses.........................................      24,110        86,261       51,416        4,728
Interest expense....................................................           -             -            -            -
Interest expense on securities sold short...........................      44,205             -            -            -
Other expenses......................................................       6,899        20,157       10,727        9,165
                                                                     -----------  ------------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................   1,748,078     7,907,332    3,061,128      877,466
                                                                     -----------  ------------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 3)........................................................    (256,587)   (1,786,560)    (281,641)    (280,680)
   Fees paid indirectly (Note 7)....................................           -             -            -       (8,427)
                                                                     -----------  ------------  -----------  -----------
   Net expenses.....................................................   1,491,491     6,120,772    2,779,487      588,359
                                                                     -----------  ------------  -----------  -----------
Net investment income (loss)........................................  11,499,976     5,145,611    3,987,758     (173,759)
                                                                     -----------  ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**..........     845,651    63,786,389   21,512,718    9,536,734
  Net realized gain (loss) on investments (affiliated)..............           -             -            -            -
  Net realized gain (loss) from capital gain distributions received
   from underlying funds (affiliated)...............................           -             -            -            -
  Net realized gain (loss) on securities sold short.................     (36,624)            -            -            -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................           -             -            -       (4,232)
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................           -      (502,068)           -       (9,099)
  Net realized gain (loss) on disposal of investments in violation
   of investment restrictions (Note 3)..............................           -      (168,728)           -            -
  Net increase from payments by affiliates (Note 3).................           -       168,728            -            -
                                                                     -----------  ------------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies......     809,027    63,284,321   21,512,718    9,523,403
                                                                     -----------  ------------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)...................................................  (9,055,180)   48,861,267    9,029,565    3,433,293
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).....................................................           -             -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and options contracts..................................           -             -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................       1,715        (8,488)           -        1,074
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -             -            -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)...................................................           -       (44,140)           -            -
                                                                     -----------  ------------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies....  (9,053,465)   48,808,639    9,029,565    3,434,367
                                                                     -----------  ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  (8,244,438)  112,092,960   30,542,283   12,957,770
                                                                     -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $ 3,255,538  $117,238,571  $34,530,041  $12,784,011
                                                                     ===========  ============  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of...... $     7,058  $  1,013,095  $         -  $     1,545
                                                                     -----------  ------------  -----------  -----------
**Net of foreign withholding taxes on capital gains of.............. $         -  $     75,972  $         -  $         -
                                                                     -----------  ------------  -----------  -----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF OPERATIONS -- August 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                                         MODERATE
                                                                                                          GROWTH        MONEY
                                                                                             MID CAP     LIFESTYLE    MARKET II
                                                                                            VALUE FUND     FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $ 6,458,693  $         -  $         -
Dividends (affiliated)....................................................................           -    1,825,364            -
Interest (unaffiliated)...................................................................     568,649           56   12,680,288
                                                                                           -----------  -----------  -----------
   Total investment income*...............................................................   7,027,342    1,825,420   12,680,288
                                                                                           -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...................................................   3,312,933      104,685      594,639
Administrative service fee................................................................     322,823            -      166,499
Shareholder services......................................................................   1,152,940            -      594,639
Transfer agent fees and expenses..........................................................       3,519        1,232          998
Registration fees.........................................................................       1,023        1,023            -
Custodian fees............................................................................      93,719       22,034       26,716
Reports to shareholders...................................................................     105,964       23,673       55,009
Audit and tax fees........................................................................      22,949       21,018       21,346
Legal fees................................................................................      19,876       12,113       16,720
Trustees' fees and expenses...............................................................      76,248       18,194       37,489
Interest expense..........................................................................          91            -            -
Interest expense on securities sold short.................................................           -            -            -
Other expenses............................................................................      21,609        6,054        6,041
                                                                                           -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................   5,133,694      210,026    1,520,096
                                                                                           -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (291,348)    (105,340)    (206,402)
   Fees paid indirectly (Note 7)..........................................................     (69,437)           -            -
                                                                                           -----------  -----------  -----------
   Net expenses...........................................................................   4,772,909      104,686    1,313,694
                                                                                           -----------  -----------  -----------
Net investment income (loss)..............................................................   2,254,433    1,720,734   11,366,594
                                                                                           -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................  41,439,581            -            -
  Net realized gain (loss) on investments (affiliated)....................................           -    6,003,876            -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -    1,158,626            -
  Net realized gain (loss) on securities sold short.......................................           -            -            -
  Net realized gain (loss) on futures contracts and written options contracts.............           -            -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............       9,085            -            -
  Net realized gain (loss) on disposal of investments in violation of investment
   restrictions (Note 3)..................................................................           -            -            -
  Net increase from payments by affiliates (Note 3).......................................           -            -            -
                                                                                           -----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies............................  41,448,666    7,162,502            -
                                                                                           -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  24,689,455            -            -
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -    4,145,030            -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -            -            -
  Change in unrealized appreciation (depreciation) on securities sold short...............           -            -            -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......        (704)           -            -
                                                                                           -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  24,688,751    4,145,030            -
                                                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  66,137,417   11,307,532            -
                                                                                           -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $68,391,850  $13,028,266  $11,366,594
                                                                                           ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............................ $   117,599  $         -  $         -
                                                                                           -----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of.................................... $         -  $         -  $         -
                                                                                           -----------  -----------  -----------

                                                                                            SMALL CAP                SOCIALLY
                                                                                             GROWTH     SMALL CAP   RESPONSIBLE
                                                                                              FUND      VALUE FUND     FUND
---------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $  199,740  $ 2,968,437  $ 9,398,243
Dividends (affiliated)....................................................................          -            -            -
Interest (unaffiliated)...................................................................     65,171      400,941    2,972,843
                                                                                           ----------  -----------  -----------
   Total investment income*...............................................................    264,911    3,369,378   12,371,086
                                                                                           ----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...................................................    458,448    1,323,246    1,540,564
Administrative service fee................................................................     37,755      137,119      431,358
Shareholder services......................................................................    134,838      489,710    1,540,564
Transfer agent fees and expenses..........................................................      2,072        1,793        1,369
Registration fees.........................................................................      1,023        1,023            -
Custodian fees............................................................................     30,772       94,657       76,779
Reports to shareholders...................................................................     12,575       37,809      124,442
Audit and tax fees........................................................................     23,192       23,233       23,198
Legal fees................................................................................     10,735       14,668       27,363
Trustees' fees and expenses...............................................................      9,989       31,107       87,422
Interest expense..........................................................................          -            -            -
Interest expense on securities sold short.................................................          -            -            -
Other expenses............................................................................      8,971       13,528       16,320
                                                                                           ----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................    730,370    2,167,893    3,869,379
                                                                                           ----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................   (104,723)    (306,994)    (418,517)
   Fees paid indirectly (Note 7)..........................................................     (3,245)        (733)    (162,646)
                                                                                           ----------  -----------  -----------
   Net expenses...........................................................................    622,402    1,860,166    3,288,216
                                                                                           ----------  -----------  -----------
Net investment income (loss)..............................................................   (357,491)   1,509,212    9,082,870
                                                                                           ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................  5,291,165   11,511,225   49,443,858
  Net realized gain (loss) on investments (affiliated)....................................          -            -            -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................          -            -            -
  Net realized gain (loss) on securities sold short.......................................          -            -            -
  Net realized gain (loss) on futures contracts and written options contracts.............          -      302,788    5,086,748
  Net realized foreign exchange gain (loss) on other assets and liabilities...............          -            -            -
  Net realized gain (loss) on disposal of investments in violation of investment
   restrictions (Note 3)..................................................................          -        1,875            -
  Net increase from payments by affiliates (Note 3).......................................          -            -       11,787
                                                                                           ----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies............................  5,291,165   11,815,888   54,542,393
                                                                                           ----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  2,203,111   (5,550,901)  (3,824,382)
  Change in unrealized appreciation (depreciation) on investments (affiliated)............          -            -            -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................          -       38,090     (918,900)
  Change in unrealized appreciation (depreciation) on securities sold short...............          -            -            -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......          -            -            -
                                                                                           ----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  2,203,111   (5,512,811)  (4,743,282)
                                                                                           ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  7,494,276    6,303,077   49,799,111
                                                                                           ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $7,136,785  $ 7,812,289  $58,881,981
                                                                                           ==========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............................ $        -  $       972  $         -
                                                                                           ----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of.................................... $        -  $         -  $         -
                                                                                           ----------  -----------  -----------

                                                                                            STRATEGIC
                                                                                              BOND
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $   397,888
Dividends (affiliated)....................................................................           -
Interest (unaffiliated)...................................................................  15,402,181
                                                                                           -----------
   Total investment income*...............................................................  15,800,069
                                                                                           -----------
EXPENSES:
Investment advisory and management fees...................................................   1,438,865
Administrative service fee................................................................     173,465
Shareholder services......................................................................     619,518
Transfer agent fees and expenses..........................................................       2,390
Registration fees.........................................................................       1,023
Custodian fees............................................................................     151,496
Reports to shareholders...................................................................      58,514
Audit and tax fees........................................................................      27,530
Legal fees................................................................................      16,273
Trustees' fees and expenses...............................................................      40,812
Interest expense..........................................................................           -
Interest expense on securities sold short.................................................           -
Other expenses............................................................................       8,690
                                                                                           -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................   2,538,576
                                                                                           -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (333,092)
   Fees paid indirectly (Note 7)..........................................................           -
                                                                                           -----------
   Net expenses...........................................................................   2,205,484
                                                                                           -----------
Net investment income (loss)..............................................................  13,594,585
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................   2,170,711
  Net realized gain (loss) on investments (affiliated)....................................           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -
  Net realized gain (loss) on securities sold short.......................................      (6,507)
  Net realized gain (loss) on futures contracts and written options contracts.............           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............      34,408
  Net realized gain (loss) on disposal of investments in violation of investment
   restrictions (Note 3)..................................................................           -
  Net increase from payments by affiliates (Note 3).......................................           -
                                                                                           -----------
Net realized gain (loss) on investments and foreign currencies............................   2,198,612
                                                                                           -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  (7,053,177)
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -
  Change in unrealized appreciation (depreciation) on securities sold short...............       4,697
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......      14,286
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (7,034,194)
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (4,835,582)
                                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ 8,759,003
                                                                                           ===========
*Net of foreign withholding taxes on interest and dividends of............................ $    59,331
                                                                                           -----------
**Net of foreign withholding taxes on capital gains of.................................... $         -
                                                                                           -----------

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    AGGRESSIVE GROWTH              CAPITAL
                                                                     LIFESTYLE FUND           APPRECIATION FUND
                                                                ------------------------  ------------------------
                                                                  For the      For the      For the      For the
                                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                                 August 31,   August 31,   August 31,   August 31,
                                                                    2007         2006         2007         2006
                                                                -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................... $ 1,350,609  $   602,724  $   288,305  $   126,987
  Net realized gain (loss) on investments and foreign
   currencies..................................................   5,387,935    6,060,208    1,128,184    2,786,200
  Net unrealized gain (loss) on investments and foreign
   currencies..................................................   3,189,892   (2,333,278)  13,912,020   (3,740,363)
                                                                -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from operations   9,928,436    4,329,654   15,328,509     (827,176)
                                                                -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................           -     (686,468)    (134,676)     (28,150)
  Net realized gain on securities..............................  (5,135,146)    (887,991)           -            -
                                                                -----------  -----------  -----------  -----------
Total distributions to shareholders............................  (5,135,146)  (1,574,459)    (134,676)     (28,150)
                                                                -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)...................................  23,440,534   10,608,697     (337,464)  21,328,616
                                                                -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................  28,233,824   13,363,892   14,856,369   20,473,290
NET ASSETS:
Beginning of period............................................  53,987,152   40,623,260   69,412,414   48,939,124
                                                                -----------  -----------  -----------  -----------
End of period+................................................. $82,220,976  $53,987,152  $84,268,783  $69,412,414
                                                                ===========  ===========  ===========  ===========
+ Includesaccumulated undistributed
          net investment income (loss)......................... $ 1,302,001  $   (48,608) $   238,858  $    85,229
                                                                ===========  ===========  ===========  ===========

                                                                   CONSERVATIVE GROWTH
                                                                     LIFESTYLE FUND             CORE BOND FUND
                                                                ------------------------  --------------------------
                                                                  For the      For the      For the       For the
                                                                 Year Ended   Year Ended   Year Ended    Year Ended
                                                                 August 31,   August 31,   August 31,    August 31,
                                                                    2007         2006         2007          2006
                                                                -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................... $   747,230  $   473,590  $  7,557,513  $  4,349,639
  Net realized gain (loss) on investments and foreign
   currencies..................................................   2,378,860    2,365,423       147,038    (1,731,587)
  Net unrealized gain (loss) on investments and foreign
   currencies..................................................   1,184,799   (1,018,035)   (3,073,415)     (717,946)
                                                                -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from operations   4,310,889    1,820,978     4,631,136     1,900,106
                                                                -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................           -     (558,981)   (3,641,316)   (1,200,000)
  Net realized gain on securities..............................  (2,069,637)  (1,543,386)            -      (149,409)
                                                                -----------  -----------  ------------  ------------
Total distributions to shareholders............................  (2,069,637)  (2,102,367)   (3,641,316)   (1,349,409)
                                                                -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)...................................   9,346,808    3,121,786   100,325,173     7,157,586
                                                                -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................  11,588,060    2,840,397   101,314,993     7,708,283
NET ASSETS:
Beginning of period............................................  37,308,714   34,468,317   109,006,913   101,298,630
                                                                -----------  -----------  ------------  ------------
End of period+................................................. $48,896,774  $37,308,714  $210,321,906  $109,006,913
                                                                ===========  ===========  ============  ============
+ Includesaccumulated undistributed
          net investment income (loss)......................... $   698,235  $   (48,995) $  7,485,684  $  3,506,980
                                                                ===========  ===========  ============  ============

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL
                                                            HIGH YIELD BOND FUND        SMALL CAP EQUITY FUND
                                                         --------------------------  --------------------------
                                                           For the       For the       For the       For the
                                                          Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,
                                                             2007          2006          2007          2006
                                                         ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $ 11,499,976  $  6,252,130  $  5,145,611  $  2,023,036
  Net realized gain (loss) on investments and foreign
   currencies...........................................      809,027     2,285,228    63,284,321    22,716,578
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................   (9,053,465)   (1,395,749)   48,808,639    18,370,631
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................    3,255,538     7,141,609   117,238,571    43,110,245
                                                         ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (5,583,929)   (1,500,000)   (1,929,012)     (439,407)
  Net realized gain on securities.......................   (2,645,527)     (844,831)  (23,900,444)   (2,878,425)
                                                         ------------  ------------  ------------  ------------
Total distributions to shareholders.....................   (8,229,456)   (2,344,831)  (25,829,456)   (3,317,832)
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................   92,030,498    20,608,362   216,997,297   283,614,749
                                                         ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   87,056,580    25,405,140   308,406,412   323,407,162
NET ASSETS:
Beginning of period.....................................  106,070,009    80,664,869   427,437,110   104,029,948
                                                         ------------  ------------  ------------  ------------
End of period+.......................................... $193,126,589  $106,070,009  $735,843,522  $427,437,110
                                                         ============  ============  ============  ============
+Includes accumulated undistributed net
 investment income (loss)............................... $ 10,886,628  $  4,969,454  $  3,460,789  $    822,230
                                                         ============  ============  ============  ============

                                                            LARGE CAP VALUE FUND        MID CAP GROWTH FUND
                                                         --------------------------  ------------------------
                                                           For the       For the       For the      For the
                                                          Year Ended    Year Ended    Year Ended   Year Ended
                                                          August 31,    August 31,    August 31,   August 31,
                                                             2007          2006          2007         2006
                                                         ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................ $  3,987,758  $  1,550,513  $  (173,759) $   (90,638)
  Net realized gain (loss) on investments and foreign
   currencies...........................................   21,512,718    12,540,321    9,523,403    7,182,659
  Net unrealized gain (loss) on investments and foreign
   currencies...........................................    9,029,565    (1,226,016)   3,434,367   (3,194,707)
                                                         ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.............................................   34,530,041    12,864,818   12,784,011    3,897,314
                                                         ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (1,363,622)     (390,000)           -            -
  Net realized gain on securities.......................  (12,590,683)   (5,343,846)  (3,839,151)           -
                                                         ------------  ------------  -----------  -----------
Total distributions to shareholders.....................  (13,954,305)   (5,733,846)  (3,839,151)           -
                                                         ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)....................  220,195,126    81,753,118   11,236,831    8,350,384
                                                         ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................  240,770,862    88,884,090   20,181,691   12,247,698
NET ASSETS:
Beginning of period.....................................  177,736,995    88,852,905   64,583,075   52,335,377
                                                         ------------  ------------  -----------  -----------
End of period+.......................................... $418,507,857  $177,736,995  $84,764,766  $64,583,075
                                                         ============  ============  ===========  ===========
+Includes accumulated undistributed net
 investment income (loss)............................... $  3,908,140  $  1,284,004  $   (71,508) $   (60,655)
                                                         ============  ============  ===========  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                           MODERATE GROWTH
                                                              MID CAP VALUE FUND            LIFESTYLE FUND
                                                          --------------------------  -------------------------
                                                            For the       For the       For the       For the
                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                           August 31,    August 31,    August 31,    August 31,
                                                              2007          2006          2007          2006
                                                          ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  2,254,433  $  1,354,964  $  1,720,734  $ 1,079,550
  Net realized gain (loss) on investments and foreign
   currencies............................................   41,448,666    37,446,500     7,162,502    7,184,313
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   24,688,751    (6,045,559)    4,145,030   (3,015,592)
                                                          ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations..............................................   68,391,850    32,755,905    13,028,266    5,248,271
                                                          ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (1,400,022)     (127,930)     (861,432)    (340,001)
  Net realized gain on securities........................  (37,658,896)  (23,322,429)   (7,200,192)  (2,483,137)
                                                          ------------  ------------  ------------  -----------
Total distributions to shareholders......................  (39,058,918)  (23,450,359)   (8,061,624)  (2,823,138)
                                                          ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................  133,407,337    51,059,027    29,026,314   12,328,767
                                                          ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  162,740,269    60,364,573    33,992,956   14,753,900
NET ASSETS:
Beginning of period......................................  362,378,542   302,013,969    88,558,333   73,804,433
                                                          ------------  ------------  ------------  -----------
End of period+........................................... $525,118,811  $362,378,542  $122,551,289  $88,558,333
                                                          ============  ============  ============  ===========
+Includes accumulated undistributed net investment income
 (loss).................................................. $  2,029,123  $  1,165,627  $  1,632,090  $   772,788
                                                          ============  ============  ============  ===========

                                                             MONEY MARKET II FUND       SMALL CAP GROWTH FUND
                                                          --------------------------  ------------------------
                                                            For the       For the       For the      For the
                                                           Year Ended    Year Ended    Year Ended   Year Ended
                                                           August 31,    August 31,    August 31,   August 31,
                                                              2007          2006          2007         2006
                                                          ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $ 11,366,594  $  3,946,777  $  (357,491) $  (271,673)
  Net realized gain (loss) on investments and foreign
   currencies............................................            -             -    5,291,165    5,910,938
  Net unrealized gain (loss) on investments and foreign
   currencies............................................            -             -    2,203,111   (4,270,831)
                                                          ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations..............................................   11,366,594     3,946,777    7,136,785    1,368,434
                                                          ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................  (11,366,594)   (3,946,777)           -            -
  Net realized gain on securities........................            -             -            -            -
                                                          ------------  ------------  -----------  -----------
Total distributions to shareholders......................  (11,366,594)   (3,946,777)           -            -
                                                          ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................  185,723,493    75,490,366      187,503    1,897,583
                                                          ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  185,723,493    75,490,366    7,324,288    3,266,017
NET ASSETS:
Beginning of period......................................  151,326,259    75,835,893   49,353,863   46,087,846
                                                          ------------  ------------  -----------  -----------
End of period+........................................... $337,049,752  $151,326,259  $56,678,151  $49,353,863
                                                          ============  ============  ===========  ===========
+Includes accumulated undistributed net investment income
 (loss).................................................. $      2,722  $      2,722  $   (61,940) $   (58,079)
                                                          ============  ============  ===========  ===========

See Notes to Financial Statements

VALIC Company II
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                   SMALL CAP VALUE FUND
                                                                                --------------------------
                                                                                  For the       For the
                                                                                 Year Ended    Year Ended
                                                                                 August 31,    August 31,
                                                                                    2007          2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  1,509,212  $    735,651
  Net realized gain (loss) on investments and foreign currencies...............   11,815,888     9,941,602
  Net unrealized gain (loss) on investments and foreign currencies.............   (5,512,811)   (1,845,515)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................    7,812,289     8,831,738
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................     (650,058)     (120,001)
  Net realized gain on securities..............................................  (10,098,534)  (11,678,539)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (10,748,592)  (11,798,540)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  147,831,273    20,462,567
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................  144,894,970    17,495,765
NET ASSETS:
Beginning of period............................................................  114,809,483    97,313,718
                                                                                ------------  ------------
End of period+................................................................. $259,704,453  $114,809,483
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  1,417,497  $    558,343
                                                                                ============  ============

                                                                                 SOCIALLY RESPONSIBLE FUND
                                                                                --------------------------
                                                                                  For the       For the
                                                                                 Year Ended    Year Ended
                                                                                 August 31,    August 31,
                                                                                    2007          2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $  9,082,870  $  2,649,497
  Net realized gain (loss) on investments and foreign currencies...............   54,542,393     5,169,269
  Net unrealized gain (loss) on investments and foreign currencies.............   (4,743,282)    9,489,648
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................   58,881,981    17,308,414
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (2,245,369)     (600,000)
  Net realized gain on securities..............................................   (7,535,170)   (3,035,140)
                                                                                ------------  ------------
Total distributions to shareholders............................................   (9,780,539)   (3,635,140)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................  581,574,251    88,953,017
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................  630,675,693   102,626,291
NET ASSETS:
Beginning of period............................................................  295,230,680   192,604,389
                                                                                ------------  ------------
End of period+................................................................. $925,906,373  $295,230,680
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $  9,034,492  $  2,196,991
                                                                                ============  ============

                                                                                    STRATEGIC BOND FUND
                                                                                --------------------------
                                                                                  For the       For the
                                                                                 Year Ended    Year Ended
                                                                                 August 31,    August 31,
                                                                                    2007          2006
                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................................... $ 13,594,585  $  8,697,970
  Net realized gain (loss) on investments and foreign currencies...............    2,198,612     2,157,592
  Net unrealized gain (loss) on investments and foreign currencies.............   (7,034,194)   (1,065,041)
                                                                                ------------  ------------
Net Increase (decrease) in net assets resulting from operations................    8,759,003     9,790,521
                                                                                ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................................   (7,715,285)   (2,050,000)
  Net realized gain on securities..............................................   (2,328,243)   (2,453,570)
                                                                                ------------  ------------
Total distributions to shareholders............................................  (10,043,528)   (4,503,570)
                                                                                ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 6)......................................................................   97,598,762    53,831,570
                                                                                ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................   96,314,237    59,118,521
NET ASSETS:
Beginning of period............................................................  195,413,192   136,294,671
                                                                                ------------  ------------
End of period+................................................................. $291,727,429  $195,413,192
                                                                                ============  ============
+Includes accumulated undistributed net investment income (loss)............... $ 13,325,373  $  7,373,155
                                                                                ============  ============

See Notes to Financial Statements

VALIC Company II
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1 -- Organization
 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*   Mid Cap Value Fund
Capital Appreciation Fund           Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund* Money Market II Fund
Core Bond Fund                      Small Cap Growth Fund
High Yield Bond Fund                Small Cap Value Fund
International Small Cap Equity Fund Socially Responsible Fund
Large Cap Value Fund                Strategic Bond Fund
Mid Cap Growth Fund

--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

 For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


B. Options, Futures and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended August 31, 2007, the following Fund had options written:

                                                          Written Options
                                                        ------------------
                                                        Mid Cap Growth Fund
                                                        ------------------
                                                        Number of Premiums
                                                        Contracts Received
                                                        --------- --------
     Options outstanding as of August 31, 2006.........     --    $     --
     Options written...................................    156      23,971
     Options terminated in closing purchase
      transactions.....................................    (41)     (4,387)
     Options exercised.................................    (25)     (4,800)
     Options expired...................................    (90)    (14,784)
                                                           ---    --------
     Options outstanding as of August 31, 2007.........     --    $     --
                                                           ---    --------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes, and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of August 31, 2007, the following fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                       Percentage  Principal
                  Fund                 Ownership    Amount
                  -------------------- ---------- -----------
                  Money Market II Fund   16.01%   $42,515,000

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2007, bearing interest at a rate of 4.82% per annum, with a principal amount of $265,526,000, a repurchase price of $265,668,204, and maturity date of September 4, 2007. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
         Type of Collateral   Rate     Date     Amount        Value
         ------------------ -------- -------- ------------ ------------
         U.S. Treasury Bond   4.50%  11/30/11 $157,745,000 $160,899,900
         U.S. Treasury Bond   7.50%  11/15/16   88,840,000  109,939,500

 As of August 31, 2007, the following fund held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                       Percentage  Principal
                  Fund                 Ownership    Amount
                  -------------------- ---------- -----------
                  Money Market II Fund   11.03%   $80,000,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC, dated August 31, 2007, bearing interest at a rate of 5.05% per annum, with a principal amount of $725,000,000, a repurchase price of $725,406,806, and maturity date of September 4, 2007. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
----------------------------------- -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   2.00%  1/15/16  $105,782,000 $107,897,850
U.S. Treasury Inflation Index Bonds   2.63%  7/15/17   316,580,000  322,912,210
U.S. Treasury Inflation Index Bonds   3.38%  4/15/32   302,638,000  308,691,515

D. Mortgage-Backed Dollar Rolls

 During the period ended August 31, 2007, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. As of August 31, 2007 there were no outstanding TBA rolls. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

 Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares and pays daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

H. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management does not anticipate the adoption of FIN 48 to have a material impact on the financial statements.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

     Aggressive Growth Lifestyle Fund    0.10%
     ---------------------------------------------------------------------
     Capital Appreciation Fund           0.55%
     ---------------------------------------------------------------------
     Conservative Growth Lifestyle Fund  0.10%
     ---------------------------------------------------------------------
     Core Bond Fund                      0.50% on the first $200 million
                                         0.45% on the next $300 million
                                         0.40% on assets over $500 million
     ---------------------------------------------------------------------
     High Yield Bond Fund                0.70% on the first $200 million
                                         0.60% on the next $300 million
                                         0.55% on assets over $500 million
     ---------------------------------------------------------------------
     International Small Cap Equity Fund 0.90% on the first $100 million
                                         0.80% on assets over $100 million
     ---------------------------------------------------------------------
     Large Cap Value Fund                0.50%
     ---------------------------------------------------------------------
     Mid Cap Growth Fund                 0.80% on the first $50 million
                                         0.75% on the next $50 million
                                         0.70% on the next $150 million
                                         0.65% on the next $250 million
                                         0.60% on assets over $500 million
     ---------------------------------------------------------------------

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

      Mid Cap Value Fund             0.75% on the first $100 million
                                     0.725% on the next $150 million
                                     0.70% on the next $250 million
                                     0.675% on the next $250 million
                                     0.65% on the assets over $750 million
      --------------------------------------------------------------------
      Moderate Growth Lifestyle Fund 0.10%
      --------------------------------------------------------------------
      Money Market II Fund           0.25%
      --------------------------------------------------------------------
      Small Cap Growth Fund          0.85%
      --------------------------------------------------------------------
      Small Cap Value Fund           0.75% on the first $50 million
                                     0.65% on the assets over $50 million
      --------------------------------------------------------------------
      Socially Responsible Fund      0.25%
      --------------------------------------------------------------------
      Strategic Bond Fund            0.60% on the first $200 million
                                     0.50% on the next $300 million
                                     0.45% on assets over $500 million
      --------------------------------------------------------------------

 VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the International
        Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("AIG SunAmerica")--subadviser for the Money Market II Fund.
     A I M Capital Management, Inc.--subadviser for the Mid Cap Growth Fund. Bridgeway Capital Management, Inc.--subadviser for the Capital
        Appreciation Fund.
     FAF Advisors, Inc.--subadviser for a portion of the Mid Cap Value Fund. Franklin Advisers, Inc.--subadviser for the Small Cap Growth Fund. JPMorgan Investment Advisors, Inc.--subadviser for Small Cap Value Fund. SSgA Funds Management, Inc.--subadviser for the Large Cap Value Fund. Wellington Management Co. LLP--subadviser for a portion of the Mid Cap
        Value Fund.

 The subadvisers are compensated for their services by VALIC.

 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/07. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                Maximum Expense
                 Fund                             Limitation
                 ------------------------------ ---------------
                 Aggressive Growth Lifestyle...      0.10%
                 Capital Appreciation..........      0.85%
                 Conservative Growth Lifestyle.      0.10%
                 Core Bond.....................      0.77%
                 High Yield Bond...............      0.99%
                 International Small Cap Equity      1.00%
                 Large Cap Value...............      0.81%
                 Mid Cap Growth................      0.85%
                 Mid Cap Value.................      1.05%
                 Moderate Growth Lifestyle.....      0.10%
                 Money Market II*..............      0.55%
                 Small Cap Growth..............      1.16%
                 Small Cap Value...............      0.95%
                 Socially Responsible..........      0.56%
                 Strategic Bond................      0.89%

--------
*Prior to January 1, 2007, the expense limitation for the Money Market II Fund was 0.56%.

 VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with AIG SunAmerica. AIG SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, AIG SunAmerica will provide certain accounting and administrative services to VC II. During the period ended August 31, 2007, VC II accrued $2,254,875 for accounting and administrative services.

 VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. For the period ended August 31, 2007, VC II accrued $27,388 in transfer agency and services fees.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 VC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended August 31, 2007, VC II accrued $8,053,125 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended August 31, 2007, VC II has deferred $7,284 of trustee compensation.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee's years of service. In the event of a Trustee's death prior to complete distribution of benefits, the Trustee's beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations:

                                                Retirement Plan Retirement Plan
                                Retirement Plan     Expense        Payments
                                Liability as of --------------- ---------------
                                  August 31,         For the period ended
 Fund                                2007               August 31, 2007
 ------------------------------ --------------- -------------------------------
 Aggressive Growth Lifestyle...    $ 51,662         $ 4,204         $   --
 Capital Appreciation..........      51,987           4,999            153
 Conservative Growth Lifestyle.      50,748           2,780             --
 Core Bond.....................     105,685           8,737            276
 High Yield Bond...............      70,243           8,322            267
 International Small Cap Equity      94,682          32,835          1,094
 Large Cap Value...............      92,143          16,441            576
 Mid Cap Growth................      62,471           4,467            136
 Mid Cap Value.................     251,093          28,234            872
 Moderate Growth Lifestyle.....      93,343           6,666             --
 Money Market II...............     116,187          12,088            409
 Small Cap Growth..............      59,321           3,733            108
 Small Cap Value...............      97,895          10,438            333
 Socially Responsible..........      70,570          26,480            960
 Strategic Bond................      98,701          14,842            466

 At August 31, 2007, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

                     Fund                            VALIC
                     ------------------------------ -------
                     Aggressive Growth Lifestyle... 100.00%
                     Capital Appreciation.......... 100.00%
                     Conservative Growth Lifestyle. 100.00%
                     Core Bond..................... 100.00%
                     High Yield Bond...............  99.68%
                     International Small Cap Equity 100.00%
                     Large Cap Value............... 100.00%
                     Mid Cap Growth................ 100.00%
                     Mid Cap Value.................  99.37%
                     Moderate Growth Lifestyle..... 100.00%
                     Money Market II............... 100.00%
                     Small Cap Growth.............. 100.00%
                     Small Cap Value............... 100.00%
                     Socially Responsible..........  99.99%
                     Strategic Bond................  99.57%

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                       Capital Gain
                                                                       Distribution
Fund                                    Security              Income     Received
----------------------------- ----------------------------- ---------- ------------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $1,420,609  $1,064,664
Conservative Growth Lifestyle Various VC I and VC II Funds*    789,791     398,629
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  1,825,364   1,158,626

                                                                                                               Change in
                                                            Market Value   Cost of     Proceeds    Realized   Unrealized
Fund                                    Security             at 8/31/06   Purchases   from Sales  Gain/(Loss) Gain/(Loss)
----------------------------- ----------------------------- ------------ ------------ ----------- ----------- -----------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds* $54,057,210  $58,139,371+ $37,402,295 $4,323,271   3,189,892
Conservative Growth Lifestyle Various VC I and VC II Funds*  37,382,856   39,920,364+  31,491,238  1,980,231   1,184,798
Moderate Growth Lifestyle.... Various VC I and VC II Funds*  88,671,332   90,100,185+  66,230,060  6,003,876   4,145,030

                              Market Value
Fund                           at 8/31/07
----------------------------- ------------
Aggressive Growth Lifestyle.. $ 82,307,449
Conservative Growth Lifestyle   48,977,011
Moderate Growth Lifestyle....  122,690,363

--------
*See Portfolio of Investments for details.
+Includes reinvestment of distributions paid.

 On December 11, 2006 and December 12, 2006, AIGGIC, the subadviser for the International Small Cap Equity Fund, sold 110,112 and 41,641 shares, respectively, of Kingspan Group PLC common stock which reduced the Fund's position more than what was intended. On December 14, 2006, AIGGIC repurchased 120,366 shares resulting in a loss of $168,728 to the Fund, which was reimbursed by AIGGIC.

 On August 28, 2007, the subadviser for the Small Cap Value Fund purchased shares of Centerline Holding, a Master Limited Partnership. The fund has an investment restriction which prohibits it from investing in Master Limited Partnerships. On August 31, 2007, the shares were sold resulting in a gain of $1,875 to the fund.

 On June 29, 2007, VALIC made payments to Capital Appreciation Fund and Socially Responsible Fund for $54,757 and $11,787 respectively, which represent the net difference between amounts realized by those funds upon the disposition of AIG stock and amounts those funds would have realized had they sold such AIG stock at the time that VALIC became an indirect wholly-owned subsidiary of AIG (based on the closing prices on August 29, 2001).

Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended August 31, 2007, were as follows:

                                Purchases of      Sales of
                                 Investment      Investment
                                 Securities      Securities
                               (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                                 Government      Government       Government     Government
Fund                             Securities)     Securities)      Securities     Securities
------------------------------ --------------- --------------- ---------------- -------------
Aggressive Growth Lifestyle... $   55,654,098   $ 37,402,296     $         --    $        --
Capital Appreciation..........     25,411,612     23,637,971               --             --
Conservative Growth Lifestyle.     38,731,943     31,491,238               --             --
Core Bond.....................    205,579,164    138,288,871      142,744,684     91,961,168
High Yield Bond...............    172,813,194     62,545,065               --             --
International Small Cap Equity    601,237,558    425,623,587               --             --
Large Cap Value...............    560,748,233    355,239,766               --             --
Mid Cap Growth................     90,180,937     82,364,756               --             --
Mid Cap Value.................    359,054,761    265,987,138               --             --
Moderate Growth Lifestyle.....     87,116,196     66,230,040               --             --
Small Cap Growth..............     30,293,349     30,913,640               --             --
Small Cap Value...............    210,655,669     61,361,782          587,122             --
Socially Responsible..........  1,423,831,328    850,002,880               --             --
Strategic Bond................    311,899,821    219,944,487       82,778,250     54,528,207

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2007.

 The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 2007:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 77,033,218   $  5,584,625 $   310,394   $ 5,274,231
Capital Appreciation..........    71,234,974     16,437,999   1,211,647    15,226,352
Conservative Growth Lifestyle.    47,094,935      1,960,060      77,984     1,882,076
Core Bond.....................   210,658,189      1,152,870   4,143,021    (2,990,151)
High Yield Bond...............   196,028,883      3,816,933   9,313,396    (5,496,463)
International Small Cap Equity   649,760,470    110,305,433  31,352,870    78,952,563
Large Cap Value...............   399,067,129     32,820,247  14,408,698    18,411,549
Mid Cap Growth................    76,904,232     10,384,355   3,166,482     7,217,873
Mid Cap Value.................   466,992,438     75,409,927  18,558,315    56,851,612
Moderate Growth Lifestyle.....   115,884,320      6,987,434     181,391     6,806,043
Money Market II...............   345,436,605             --          --            --
Small Cap Growth..............    50,942,183     10,125,748   4,508,180     5,617,568
Small Cap Value...............   254,153,984     19,435,942  15,101,842     4,334,100
Socially Responsible..........   918,680,378     39,521,977  35,770,430     3,751,547
Strategic Bond................   290,835,583      4,294,121   8,444,015    (4,149,894)

 The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis distributable earnings at August 31, 2007 and the tax character of distributions paid during the year ended
August 31, 2007 were as follows:

                                         Distributable Earnings                Tax Distributions
                               ------------------------------------------  -------------------------
                                           Long-Term Gains/
                                             Capital Loss     Unrealized
                                Ordinary    Carryover And    Appreciation   Ordinary     Long-Term
Fund                             Income      Other Losses   (Depreciation)   Income    Capital Gains
------------------------------ ----------- ---------------- -------------- ----------- -------------
Aggressive Growth Lifestyle... $ 1,704,533   $  5,034,919    $ 5,274,231   $   757,435  $ 4,377,711
Capital Appreciation..........     293,482    (10,950,452)    15,226,352       134,676           --
Conservative Growth Lifestyle.   1,039,974      1,866,810      1,882,076       434,456    1,635,181
Core Bond.....................   7,643,237     (1,597,126)    (2,990,151)    3,641,316           --
High Yield Bond...............  11,547,136        418,420     (5,495,101)    5,583,929    2,645,527
International Small Cap Equity  30,991,369     37,745,822     78,876,869    14,316,655   11,512,801
Large Cap Value...............  17,023,308      8,707,988     18,411,549     4,298,805    9,655,500
Mid Cap Growth................   2,729,499      6,475,242      7,218,947            --    3,839,151
Mid Cap Value.................  13,215,383     30,590,757     56,853,116    15,018,210   24,040,708
Moderate Growth Lifestyle.....   2,475,944      6,180,652      6,806,043     2,255,241    5,806,383
Money Market II...............     123,968             --             --    11,366,594           --
Small Cap Growth..............          --      3,340,789      5,617,568            --           --
Small Cap Value...............   5,112,230      8,387,779      4,334,100     2,641,351    8,107,241
Socially Responsible..........  51,293,940     11,165,320      3,751,547     8,500,868    1,279,671
Strategic Bond................  14,683,239      1,108,310     (4,141,198)    7,715,285    2,328,243

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 The tax character of distributions paid during the year ended August 31, 2006 were as follows:

                                              Tax Distributions
                                           ------------------------
                                            Ordinary    Long-Term
            Fund                             Income   Capital Gains
            ------------------------------ ---------- -------------
            Aggressive Growth Lifestyle... $  686,468  $   887,991
            Capital Appreciation..........     28,150           --
            Conservative Growth Lifestyle.    558,981    1,543,386
            Core Bond.....................  1,349,409           --
            High Yield Bond...............  1,742,080      602,751
            International Small Cap Equity  3,317,832           --
            Large Cap Value...............  2,960,923    2,772,923
            Mid Cap Growth................         --           --
            Mid Cap Value.................  6,761,108   16,689,251
            Moderate Growth Lifestyle.....    340,001    2,483,137
            Money Market II...............  3,946,777           --
            Small Cap Growth..............         --           --
            Small Cap Value...............  1,825,160    9,973,380
            Socially Responsible..........  2,832,068      803,072
            Strategic Bond................  3,273,998    1,229,572

 As of August 31, 2007, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                                 Capital Loss Carryforward
                               -------------------------------------------------------------
Fund                              2010       2011       2012      2013     2014      2015
------------------------------ ---------- ---------- ---------- -------- -------- ----------
Aggressive Growth Lifestyle... $       -- $       -- $       -- $     -- $     -- $       --
Capital Appreciation..........  2,158,710  6,282,529  2,100,734  408,479       --         --
Conservative Growth Lifestyle.         --         --         --       --       --         --
Core Bond.....................         --         --         --       --  348,311  1,248,815
High Yield Bond...............         --         --         --       --       --         --
International Small Cap Equity         --         --         --       --       --         --
Large Cap Value...............         --         --         --       --       --         --
Mid Cap Growth................         --         --         --       --       --         --
Mid Cap Value.................         --         --         --       --       --         --
Moderate Growth Lifestyle.....         --         --         --       --       --         --
Money Market II...............         --         --         --       --       --         --
Small Cap Growth..............         --         --         --       --       --         --
Small Cap Value...............         --         --         --       --       --         --
Socially Responsible..........         --         --         --       --       --         --
Strategic Bond................         --         --         --       --       --         --


 The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended August 31, 2007.

                                                 Capital Loss
                                                 Carryforward
                  Fund                             Utilized
                  ------------------------------ ------------
                  Aggressive Growth Lifestyle...  $       --
                  Capital Appreciation..........   1,118,634
                  Conservative Growth Lifestyle.          --
                  Core Bond.....................          --
                  High Yield Bond...............          --
                  International Small Cap Equity          --
                  Large Cap Value...............          --
                  Mid Cap Growth................          --
                  Mid Cap Value.................          --
                  Moderate Growth Lifestyle.....          --
                  Money Market II...............          --
                  Small Cap Growth..............   1,961,307
                  Small Cap Value...............          --
                  Socially Responsible..........          --
                  Strategic Bond................          --

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2007, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Aggressive Growth Lifestyle...       $     --              $     --
   Capital Appreciation..........             --                    --
   Conservative Growth Lifestyle.             --                    --
   Core Bond.....................        142,762                    --
   High Yield Bond...............             --                    --
   International Small Cap Equity             --               100,867
   Large Cap Value...............             --                    --
   Mid Cap Growth................             --                 6,220
   Mid Cap Value.................             --                    --
   Moderate Growth Lifestyle.....             --                    --
   Money Market II...............             --                    --
   Small Cap Growth..............             --                    --
   Small Cap Value...............             --                    --
   Socially Responsible..........             --                    --
   Strategic Bond................             --                    --

 For the period ended August 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, disposition of PFIC securities, principle paydown adjustments, treatment of foreign currency and disposition of defaulted bonds, to the components of net assets as follows:

                                   Accumulated       Accumulated
                                Undistributed Net Undistributed Net
                                Investment Income   Realized Gain    Capital
 Fund                                (Loss)            (Loss)        Paid-in
 ------------------------------ ----------------- ----------------- ---------
 Aggressive Growth Lifestyle...     $      --         $      --     $      --
 Capital Appreciation..........            --                --            --
 Conservative Growth Lifestyle.            --                --            --
 Core Bond.....................        62,506           (62,506)           --
 High Yield Bond...............         1,127            (1,127)           --
 International Small Cap Equity      (578,040)          577,829           211
 Large Cap Value...............            --                --            --
 Mid Cap Growth................       162,906          (162,906)           --
 Mid Cap Value.................         9,085            (9,085)           --
 Moderate Growth Lifestyle.....            --                --            --
 Money Market II...............            --                --            --
 Small Cap Growth..............       353,630                --      (353,630)
 Small Cap Value...............            --                --            --
 Socially Responsible..........            --                --            --
 Strategic Bond................        72,918           (72,918)           --

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                      Aggressive Growth Lifestyle
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............    3,162,967  $  39,016,416    2,020,505  $ 23,207,686
Reinvested dividends...      434,078      5,135,146      140,176     1,574,459
Shares redeemed........   (1,678,669)   (20,711,028)  (1,248,988)  (14,173,448)
                        ------------  -------------  -----------  ------------
Net increase (decrease)    1,918,376  $  23,440,534      911,693  $ 10,608,697
                        ============  =============  ===========  ============

                                     Conservative Growth Lifestyle
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............    1,882,325  $  20,964,355    1,455,082  $ 15,428,176
Reinvested dividends...      191,279      2,069,637      201,523     2,102,367
Shares redeemed........   (1,229,912)   (13,687,184)  (1,358,113)  (14,408,757)
                        ------------  -------------  -----------  ------------
Net increase (decrease)      843,692  $   9,346,808      298,492  $  3,121,786
                        ============  =============  ===========  ============

                                            High Yield Bond
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............   13,102,725  $ 122,509,571    5,240,567  $ 47,186,720
Reinvested dividends...      906,328      8,229,456      270,853     2,344,831
Shares redeemed........   (4,161,297)   (38,708,529)  (3,224,553)  (28,923,189)
                        ------------  -------------  -----------  ------------
Net increase (decrease)    9,847,756  $  92,030,498    2,286,867  $ 20,608,362
                        ============  =============  ===========  ============

                                            Large Cap Value
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............   18,623,169  $ 286,763,039    8,020,214  $113,685,333
Reinvested dividends...      921,076     13,954,305      423,402     5,733,846
Shares redeemed........   (5,148,004)   (80,522,218)  (2,726,855)  (37,666,061)
                        ------------  -------------  -----------  ------------
Net increase (decrease)   14,396,241  $ 220,195,126    5,716,761  $ 81,753,118
                        ============  =============  ===========  ============

                                             Mid Cap Value
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............    8,858,190  $ 176,900,418    5,320,454  $ 97,662,735
Reinvested dividends...    2,112,435     39,058,918    1,340,021    23,450,359
Shares redeemed........   (4,162,526)   (82,551,999)  (3,858,333)  (70,054,067)
                        ------------  -------------  -----------  ------------
Net increase (decrease)    6,808,099  $ 133,407,337    2,802,142  $ 51,059,027
                        ============  =============  ===========  ============

                                            Money Market II
                        ------------------------------------------------------
                             For the year ended          For the year ended
                              August 31, 2007             August 31, 2006
                        ---------------------------  -------------------------
                           Shares         Amount        Shares       Amount
                        ------------  -------------  -----------  ------------
Shares sold............  370,731,455  $ 370,731,455  157,487,749  $157,487,749
Reinvested dividends...   11,366,594     11,366,594    3,946,777     3,946,777
Shares redeemed........ (196,374,556)  (196,374,556) (85,944,160)  (85,944,160)
                        ------------  -------------  -----------  ------------
Net increase (decrease)  185,723,493  $ 185,723,493   75,490,366  $ 75,490,366
                        ============  =============  ===========  ============

                                        Capital Appreciation
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............  3,983,573  $  40,505,922   4,467,101  $  40,890,979
Reinvested dividends...     13,898        134,676       3,030         28,150
Shares redeemed........ (4,015,512)   (40,978,062) (2,172,046)   (19,590,513)
                        ----------  -------------  ----------  -------------
Net increase (decrease)    (18,041) $    (337,464)  2,298,085  $  21,328,616
                        ==========  =============  ==========  =============

                                              Core Bond
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............ 16,217,225  $ 164,707,098   7,150,257  $  70,689,516
Reinvested dividends...    360,884      3,641,316     138,212      1,349,409
Shares redeemed........ (6,709,586)   (68,023,241) (6,557,628)   (64,881,339)
                        ----------  -------------  ----------  -------------
Net increase (decrease)  9,868,523  $ 100,325,173     730,841  $   7,157,586
                        ==========  =============  ==========  =============

                                   International Small Cap Equity
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............ 17,238,389  $ 321,086,380  24,383,197  $ 388,289,558
Reinvested dividends...  1,447,839     25,829,456     217,301      3,317,832
Shares redeemed........ (6,926,044)  (129,918,539) (6,561,047)  (107,992,641)
                        ----------  -------------  ----------  -------------
Net increase (decrease) 11,760,184  $ 216,997,297  18,039,451  $ 283,614,749
                        ==========  =============  ==========  =============

                                           Mid Cap Growth
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............  4,047,382  $  37,134,898   3,212,319  $  26,063,891
Reinvested dividends...    455,956      3,839,151          --             --
Shares redeemed........ (3,380,057)   (29,737,218) (2,203,843)   (17,713,507)
                        ----------  -------------  ----------  -------------
Net increase (decrease)  1,123,281  $  11,236,831   1,008,476  $   8,350,384
                        ==========  =============  ==========  =============

                                      Moderate Growth Lifestyle
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............  4,144,235  $  53,343,062   3,024,569  $  37,158,514
Reinvested dividends...    653,292      8,061,624     233,257      2,823,138
Shares redeemed........ (2,517,726)   (32,378,372) (2,265,572)   (27,652,885)
                        ----------  -------------  ----------  -------------
Net increase (decrease)  2,279,801  $  29,026,314     992,254  $  12,328,767
                        ==========  =============  ==========  =============

                                          Small Cap Growth
                        ----------------------------------------------------
                            For the year ended         For the year ended
                             August 31, 2007            August 31, 2006
                        -------------------------  -------------------------
                          Shares        Amount       Shares        Amount
                        ----------  -------------  ----------  -------------
Shares sold............  1,369,933  $  19,598,282   1,710,180  $  22,318,958
Reinvested dividends...         --             --          --             --
Shares redeemed........ (1,377,549)   (19,410,779) (1,597,679)   (20,421,375)
                        ----------  -------------  ----------  -------------
Net increase (decrease)     (7,616) $     187,503     112,501  $   1,897,583
                        ==========  =============  ==========  =============

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                          Small Cap Value                                   Socially Responsible
                        --------------------------------------------------  ---------------------------------------------------
                           For the year ended        For the year ended        For the year ended         For the year ended
                             August 31, 2007           August 31, 2006           August 31, 2007           August 31, 2006
                        ------------------------  ------------------------  ------------------------  -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares        Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  -------------
Shares sold............ 10,498,009  $167,268,938   3,226,235  $ 47,811,244  49,596,955  $653,308,019  16,723,063  $ 195,591,227
Reinvested dividends...    701,148    10,748,592     843,018    11,798,540     760,540     9,780,539     316,393      3,635,140
Shares redeemed........ (1,902,938)  (30,186,257) (2,682,922)  (39,147,217) (6,192,895)  (81,514,307) (9,733,170)  (110,273,350)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  -------------
Net increase (decrease)  9,296,219  $147,831,273   1,386,331  $ 20,462,567  44,164,600  $581,574,251   7,306,286  $  88,953,017
                        ==========  ============  ==========  ============  ==========  ============  ==========  =============

                                          Strategic Bond
                        --------------------------------------------------
                           For the year ended        For the year ended
                             August 31, 2007           August 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............ 11,478,796  $131,229,482   7,282,768  $ 80,284,471
Reinvested dividends...    891,174    10,043,528     416,023     4,503,570
Shares redeemed........ (3,821,963)  (43,674,248) (2,805,272)  (30,956,471)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  8,548,007  $ 97,598,762   4,893,519  $ 53,831,570
                        ==========  ============  ==========  ============

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended August 31, 2007, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Capital Appreciation      $  1,548
                    Mid Cap Growth......         8,427
                    Mid Cap Value.......        69,437
                    Small Cap Growth....         3,245
                    Small Cap Value.....           733
                    Socially Responsible       162,646

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 31.5% and 14.4%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 28.6% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 29.7% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 Except for the VC II Large Cap Value Fund, VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000.

VALIC Company II
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 For the period ended August 31, 2007, the following Funds had borrowings:

                                                    Average   Weighted
                                 Days     Interest    Debt    Average
         Fund                 Outstanding Charges   Utilized  Interest
         -------------------- ----------- -------- ---------- --------
         Capital Appreciation     16       $1,603  $  625,900   5.76%
         Core Bond...........      1          438   2,744,010   5.75%
         Mid Cap Value.......      1           91     563,568   5.81%

 As of August 31, 2007, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended August 31, 2007, none of the Funds participated in this program.

Note 11 -- Security Transactions with Affiliated Portfolios

 The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the year ended August 31, 2007, the following Funds engaged in security transactions with affiliated Funds:

                                           Proceeds
                                  Cost of    from    Realized
                Fund             Purchases  sales   Gain/(Loss)
                ---------------- --------- -------- -----------
                Mid Cap Growth.. $906,880  $991,855  $(145,518)
                Small Cap Growth  138,684        --         --

Note 12 -- Other Matters

 The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., The Variable Annuity Life Insurance Company, American General Distributors, Inc. and AIG Global Investment Corp. The Order permits each entity to continue to provide advisory or distribution services to the Funds. There has been no adverse impact on the Funds or the Funds' shareholders.

VALIC Company II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                         Aggressive Growth Lifestyle Fund
                                                                                   ---------------------------------------
                                                                                              Year Ended August 31,
                                                                                   ---------------------------------------
                                                                                     2007         2006     2005     2004
                                                                                   -------      -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period............................................ $ 11.71      $ 10.98  $  9.10  $  8.37
                                                                                   ---------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................    0.23         0.15     0.08     0.08
   Net realized and unrealized gain (loss) on investments and foreign currencies..    1.64         1.00     1.88     0.73
   Net increase from payments by affiliates.......................................       -            -        -        -
                                                                                   ---------------------------------------
   Total income (loss) from investment operations.................................    1.87         1.15     1.96     0.81
                                                                                   ---------------------------------------
Distributions from:
   Net investment income..........................................................       -.       (0.18)   (0.08)   (0.08)
   Net realized gain on securities................................................   (0.99)       (0.24)       -        -
                                                                                   ---------------------------------------
   Total distributions............................................................   (0.99)       (0.42)   (0.08)   (0.08)
                                                                                   ---------------------------------------
Net asset value at end of period.................................................. $ 12.59      $ 11.71  $ 10.98  $  9.10
                                                                                   ---------------------------------------
TOTAL RETURN/(a)/.................................................................   16.53%       10.65%   21.62%    9.66%
                                                                                   ---------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................    0.10%        0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/......................................    0.23%        0.29%    0.30%    0.34%
Ratio of expense reductions to average net assets.................................       -            -        -        -
Ratio of net investment income (loss) to average net assets/(b)/..................    1.93%        1.31%    0.80%    0.89%
Ratio of net investment income (loss) to average net assets/(c)/..................    1.80%        1.12%    0.60%    0.65%
Portfolio turnover rate...........................................................      53%          79%      40%      71%
Number of shares outstanding at end of period (000's).............................   6,530        4,612    3,700    3,683
Net assets at the end of period (000's)........................................... $82,221      $53,987  $40,623  $33,520

                                                                                   ----

                                                                                   ----
                                                                                     2003
                                                                                   -------

PER SHARE DATA
Net asset value at beginning of period............................................ $  7.43
                                                                                   ----
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................    0.07
   Net realized and unrealized gain (loss) on investments and foreign currencies..    0.94
   Net increase from payments by affiliates.......................................       -
                                                                                   ----
   Total income (loss) from investment operations.................................    1.01
                                                                                   ----
Distributions from:
   Net investment income..........................................................   (0.07)
   Net realized gain on securities................................................       -
                                                                                   ----
   Total distributions............................................................   (0.07)
                                                                                   ----
Net asset value at end of period.................................................. $  8.37
                                                                                   ----
TOTAL RETURN/(a)/.................................................................   13.66%
                                                                                   ----

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................    0.10%
Ratio of expenses to average net assets/(c)/......................................    0.34%
Ratio of expense reductions to average net assets.................................       -
Ratio of net investment income (loss) to average net assets/(b)/..................    0.92%
Ratio of net investment income (loss) to average net assets/(c)/..................    0.68%
Portfolio turnover rate...........................................................      52%
Number of shares outstanding at end of period (000's).............................   3,419
Net assets at the end of period (000's)........................................... $28,627

                                                                                                Capital Appreciation Fund
                                                                                   -----------------------------------------
                                                                                                  Year Ended August 31,
                                                                                   -----------------------------------------
                                                                                       2007        2006     2005     2004
                                                                                   -------       -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period............................................ $  8.90       $  8.90  $  7.79  $  7.66
                                                                                   -----------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................    0.04          0.02     0.03    (0.02)
   Net realized and unrealized gain (loss) on investments and foreign currencies..    1.91         (0.01)    1.11     0.15
   Net increase from payments by affiliates.......................................    0.00             -        -        -
                                                                                   -----------------------------------------
   Total income (loss) from investment operations.................................    1.95          0.01     1.14     0.13
                                                                                   -----------------------------------------
Distributions from:
   Net investment income..........................................................   (0.02)        (0.01)   (0.03)       -
   Net realized gain on securities................................................       -             -        -        -
                                                                                   -----------------------------------------
   Total distributions............................................................   (0.02)        (0.01)   (0.03)       -
                                                                                   -----------------------------------------
Net asset value at end of period.................................................. $ 10.83       $  8.90  $  8.90  $  7.79
                                                                                   -----------------------------------------
TOTAL RETURN/(a)/.................................................................   21.90%/(e)/    0.06%   14.58%    1.70%
                                                                                   -----------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................    0.85%         0.85%    0.85%    0.85%
Ratio of expenses to average net assets/(c)/......................................    1.03%         1.03%    1.13%    1.19%
Ratio of expense reductions to average net assets.................................    0.00%            -        -        -
Ratio of net investment income (loss) to average net assets/(b)/..................    0.38%         0.21%    0.34%   (0.22)%
Ratio of net investment income (loss) to average net assets/(c)/..................    0.19%         0.03%    0.06%   (0.56)%
Portfolio turnover rate...........................................................      32%          169%     105%     119%
Number of shares outstanding at end of period (000's).............................   7,779         7,797    5,499    5,462
Net assets at the end of period (000's)........................................... $84,269       $69,412  $48,939  $42,544

                                                                                   --------

                                                                                   --------
                                                                                     2003
                                                                                   -------

PER SHARE DATA
Net asset value at beginning of period............................................ $  6.71
                                                                                   --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................   (0.00)
   Net realized and unrealized gain (loss) on investments and foreign currencies..    0.95
   Net increase from payments by affiliates.......................................       -
                                                                                   --------
   Total income (loss) from investment operations.................................    0.95
                                                                                   --------
Distributions from:
   Net investment income..........................................................       -
   Net realized gain on securities................................................       -
                                                                                   --------
   Total distributions............................................................       -
                                                                                   --------
Net asset value at end of period.................................................. $  7.66
                                                                                   --------
TOTAL RETURN/(a)/.................................................................   14.22%
                                                                                   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................    0.85%
Ratio of expenses to average net assets/(c)/......................................    1.29%
Ratio of expense reductions to average net assets.................................       -
Ratio of net investment income (loss) to average net assets/(b)/..................   (0.03)%
Ratio of net investment income (loss) to average net assets/(c)/..................   (0.47)%
Portfolio turnover rate...........................................................      87%
Number of shares outstanding at end of period (000's).............................   4,588
Net assets at the end of period (000's)........................................... $35,152

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate. (See Note 3)

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                             Conservative Growth Lifestyle Fund
                                                                        -------------------------------------------
                                                                                   Year Ended August 31,
                                                                        -------------------------------------------
                                                                          2007     2006     2005     2004     2003
                                                                        -------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period................................. $ 10.70  $ 10.81  $  9.79  $  9.37  $  8.73
                                                                        -------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................    0.19     0.15     0.24     0.30     0.21
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    0.99     0.42     1.03     0.41     0.64
   Net increase from payments by affiliates............................       -        -        -        -        -
                                                                        -------------------------------------------
   Total income (loss) from investment operations......................    1.18     0.57     1.27     0.71     0.85
                                                                        -------------------------------------------
Distributions from:
   Net investment income...............................................       -    (0.18)   (0.25)   (0.29)   (0.21)
   Net realized gain on securities.....................................   (0.59)   (0.50)       -        -        -
                                                                        -------------------------------------------
   Total distributions.................................................   (0.59)   (0.68)   (0.25)   (0.29)   (0.21)
                                                                        -------------------------------------------
Net asset value at end of period....................................... $ 11.29  $ 10.70  $ 10.81  $  9.79  $  9.37
                                                                        -------------------------------------------
TOTAL RETURN/(a)/......................................................   11.28%    5.50%   13.03%    7.60%    9.90%
                                                                        -------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/...........................    0.28%    0.33%    0.31%    0.36%    0.34%
Ratio of expense reductions to average net assets......................       -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/.......    1.75%    1.38%    2.35%    3.01%    2.41%
Ratio of net investment income (loss) to average net assets/(c)/.......    1.57%    1.15%    2.14%    2.75%    2.17%
Portfolio turnover rate................................................      75%      81%      46%      67%      65%
Number of shares outstanding at end of period (000's)..................   4,332    3,488    3,190    3,130    2,952
Net assets at the end of period (000's)................................ $48,897  $37,309  $34,468  $30,649  $27,652

                                                                                                Core Bond Fund
                                                                        ------------------------------------------------
                                                                                            Year Ended August 31,
                                                                        ------------------------------------------------
                                                                          2007      2006         2005          2004
                                                                        --------  --------  --------       -------

PER SHARE DATA
Net asset value at beginning of period................................. $  10.09  $  10.06  $  10.00       $ 10.02
                                                                        ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.48      0.49      0.42          0.34
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    (0.11)    (0.31)     0.08          0.22
   Net increase from payments by affiliates............................        -         -         -             -
                                                                        ------------------------------------------------
   Total income (loss) from investment operations......................     0.37      0.18      0.50          0.56
                                                                        ------------------------------------------------
Distributions from:
   Net investment income...............................................    (0.29)    (0.13)    (0.41)        (0.35)
   Net realized gain on securities.....................................        -     (0.02)    (0.03)        (0.23)
                                                                        ------------------------------------------------
   Total distributions.................................................    (0.29)    (0.15)    (0.44)        (0.58)
                                                                        ------------------------------------------------
Net asset value at end of period....................................... $  10.17  $  10.09  $  10.06       $ 10.00
                                                                        ------------------------------------------------
TOTAL RETURN/(a)/......................................................     3.67%     1.82%     5.05%         5.71%
                                                                        ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.77%     0.77%     0.77%         0.77%
Ratio of expenses to average net assets/(c)/...........................     0.93%     1.03%     1.00%         1.07%
Ratio of expense reductions to average net assets......................        -         -         -             -
Ratio of net investment income (loss) to average net assets/(b)/.......     4.84%     4.91%     4.23%         3.37%
Ratio of net investment income (loss) to average net assets/(c)/.......     4.68%     4.66%     3.99%         3.07%
Portfolio turnover rate................................................      155%      202%      212%/(e)/     187%/(e)/
Number of shares outstanding at end of period (000's)..................   20,671    10,802    10,072         7,138
Net assets at the end of period (000's)................................ $210,322  $109,007  $101,299       $71,409

                                                                        --------

                                                                        --------
                                                                            2003
                                                                        -------

PER SHARE DATA
Net asset value at beginning of period................................. $  9.95
                                                                        --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................    0.31
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    0.09
   Net increase from payments by affiliates............................       -
                                                                        --------
   Total income (loss) from investment operations......................    0.40
                                                                        --------
Distributions from:
   Net investment income...............................................   (0.33)
   Net realized gain on securities.....................................       -
                                                                        --------
   Total distributions.................................................   (0.33)
                                                                        --------
Net asset value at end of period....................................... $ 10.02
                                                                        --------
TOTAL RETURN/(a)/......................................................    4.08%
                                                                        --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    0.77%
Ratio of expenses to average net assets/(c)/...........................    1.12%
Ratio of expense reductions to average net assets......................       -
Ratio of net investment income (loss) to average net assets/(b)/.......    3.13%
Ratio of net investment income (loss) to average net assets/(c)/.......    2.77%
Portfolio turnover rate................................................     214%/(e)/
Number of shares outstanding at end of period (000's)..................   6,336
Net assets at the end of period (000's)................................ $63,519

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                            Fund      2005 2004 2003
                            --------- ---- ---- ----
                            Core Bond 205% 179% 197%

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                               High Yield Bond Fund
                                                                        -----------------------------------------------------
                                                                                               Year Ended August 31,
                                                                        -----------------------------------------------------
                                                                          2007         2006          2005           2004
                                                                        --------  --------       -------       --------

PER SHARE DATA
Net asset value at beginning of period................................. $   9.32  $   8.87       $  8.28        $  7.73
                                                                        -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.69      0.63          0.62           0.69
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    (0.26)     0.07          0.78           0.54
   Net increase from payments by
    affiliates.........................................................        -      0.00             -              -
                                                                        -----------------------------------------------------
   Total income (loss) from investment operations......................     0.43      0.70          1.40           1.23
                                                                        -----------------------------------------------------
Distributions from:
   Net investment income...............................................    (0.44)    (0.16)        (0.63)         (0.68)
   Net realized gain on securities.....................................    (0.21)    (0.09)        (0.18)             -
                                                                        -----------------------------------------------------
   Total distributions.................................................    (0.65)    (0.25)        (0.81)         (0.68)
                                                                        -----------------------------------------------------
Net asset value at end of period....................................... $   9.10  $   9.32       $  8.87        $  8.28
                                                                        -----------------------------------------------------
TOTAL RETURN/(a)/......................................................     4.62%     8.16%/(g)/   17.45%         16.27%
                                                                        -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.99%     0.99%         0.99%          0.99%
Ratio of expenses to average net assets/(c)/...........................     1.16%     1.19%         1.27%         1.31%//
Ratio of expense reductions to average net assets......................        -         -             -              -
Ratio of net investment income (loss) to average net assets/(b)/.......     7.63%     7.07%         7.30%          8.45%
Ratio of net investment income (loss) to average net assets/(c)/.......     7.46%     6.87%         7.01%          8.12%
Portfolio turnover rate................................................       47%       53%           58%/(f)/      110%/(f)/
Number of shares outstanding at end of period (000's)..................   21,225    11,377         9,090          6,470
Net assets at the end of period (000's)................................ $193,127  $106,070       $80,665        $53,562

                                                                        --------

                                                                        --------
                                                                            2003
                                                                        -------

PER SHARE DATA
Net asset value at beginning of period................................. $  6.82
                                                                        --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................    0.69
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    0.90
   Net increase from payments by
    affiliates.........................................................       -
                                                                        --------
   Total income (loss) from investment operations......................    1.59
                                                                        --------
Distributions from:
   Net investment income...............................................   (0.68)
   Net realized gain on securities.....................................       -
                                                                        --------
   Total distributions.................................................   (0.68)
                                                                        --------
Net asset value at end of period....................................... $  7.73
                                                                        --------
TOTAL RETURN/(a)/......................................................   24.25%
                                                                        --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    0.99%
Ratio of expenses to average net assets/(c)/...........................    1.42%
Ratio of expense reductions to average net assets......................       -
Ratio of net investment income (loss) to average net assets/(b)/.......    9.69%
Ratio of net investment income (loss) to average net assets/(c)/.......    9.26%
Portfolio turnover rate................................................     124%/(f)/
Number of shares outstanding at end of period (000's)..................   5,433
Net assets at the end of period (000's)................................ $41,986

                                                                                     International Small Cap Equity Fund
                                                                        -----------------------------------------------------
                                                                                            Year Ended August 31,
                                                                        -----------------------------------------------------
                                                                             2007           2006           2005        2004
                                                                        --------       --------       --------       -------

PER SHARE DATA
Net asset value at beginning of period................................. $  16.80       $  14.05       $  10.36       $  9.07
                                                                        -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.16           0.11           0.12          0.11
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     3.68           2.87           3.68          1.29
   Net increase from payments by
    affiliates.........................................................     0.00           0.00              -             -
                                                                        -----------------------------------------------------
   Total income (loss) from investment operations......................     3.84           2.98           3.80          1.40
                                                                        -----------------------------------------------------
Distributions from:
   Net investment income...............................................    (0.06)         (0.03)         (0.04)        (0.11)
   Net realized gain on securities.....................................    (0.80)         (0.20)         (0.07)            -
                                                                        -----------------------------------------------------
   Total distributions.................................................    (0.86)         (0.23)         (0.11)        (0.11)
                                                                        -----------------------------------------------------
Net asset value at end of period....................................... $  19.78       $  16.80       $  14.05       $ 10.36
                                                                        -----------------------------------------------------
TOTAL RETURN/(a)/......................................................    23.44%/(h)/    21.36%/(e)/    36.89%/(e)/   15.42%
                                                                        -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     1.00%          1.00%          1.00%         1.00%
Ratio of expenses to average net assets/(c)/...........................     1.29%          1.37%          1.57%         1.62%
Ratio of expense reductions to average net assets......................        -              -              -             -
Ratio of net investment income (loss) to average net assets/(b)/.......     0.84%          0.72%          0.99%         1.09%
Ratio of net investment income (loss) to average net assets/(c)/.......     0.55%          0.35%          0.42%         0.47%
Portfolio turnover rate................................................       72%            69%           143%           85%
Number of shares outstanding at end of period (000's)..................   37,205         25,445          7,405         3,980
Net assets at the end of period (000's)................................ $735,844       $427,437       $104,030       $41,227

                                                                        --------

                                                                        --------
                                                                          2003
                                                                        -------

PER SHARE DATA
Net asset value at beginning of period................................. $  8.67
                                                                        --------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................    0.11
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    0.40
   Net increase from payments by
    affiliates.........................................................       -
                                                                        --------
   Total income (loss) from investment operations......................    0.51
                                                                        --------
Distributions from:
   Net investment income...............................................   (0.11)
   Net realized gain on securities.....................................       -
                                                                        --------
   Total distributions.................................................   (0.11)
                                                                        --------
Net asset value at end of period....................................... $  9.07
                                                                        --------
TOTAL RETURN/(a)/......................................................    5.94%
                                                                        --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    1.01%
Ratio of expenses to average net assets/(c)/...........................    1.71%
Ratio of expense reductions to average net assets......................       -
Ratio of net investment income (loss) to average net assets/(b)/.......    1.34%
Ratio of net investment income (loss) to average net assets/(c)/.......    0.65%
Portfolio turnover rate................................................      70%
Number of shares outstanding at end of period (000's)..................   4,654
Net assets at the end of period (000's)................................ $42,206

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund            2005 2004 2003
                         --------------- ---- ---- ----
                         High Yield Bond  57% 110% 124%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
/(h)/The Fund's performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions. (See Note 3)

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                   Large Cap Value Fund
                                                                 -------------------------------------------------------
                                                                                  Year Ended August 31,
                                                                 -------------------------------------------------------
                                                                   2007         2006        2005       2004        2003
                                                                 --------  --------       -------  -------       -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  14.58  $  13.72       $ 12.18  $ 10.97       $ 10.22
                                                                 -------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.18      0.21          0.18     0.15          0.13
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.67      1.50          2.05     1.21          0.74
   Net increase from payments by affiliates.....................        -      0.00             -        -             -
                                                                 -------------------------------------------------------
   Total income (loss) from investment operations...............     1.85      1.71          2.23     1.36          0.87
                                                                 -------------------------------------------------------
Distributions from:
   Net investment income........................................    (0.07)    (0.06)        (0.17)   (0.15)        (0.12)
   Net realized gain on securities..............................    (0.62)    (0.79)        (0.52)       -             -
                                                                 -------------------------------------------------------
   Total distributions..........................................    (0.69)    (0.85)        (0.69)   (0.15)        (0.12)
                                                                 -------------------------------------------------------
Net asset value at end of period................................ $  15.74  $  14.58       $ 13.72  $ 12.18       $ 10.97
                                                                 -------------------------------------------------------
TOTAL RETURN/(a)/...............................................    12.89%    12.98%/(f)/   18.62%   12.42%/(e)/    8.59%
                                                                 -------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.81%     0.81%         0.81%    0.81%         0.81%
Ratio of expenses to average net assets/(c)/....................     0.89%     0.97%         1.01%    1.08%         1.19%
Ratio of expense reductions to average net assets...............        -         -             -        -             -
Ratio of net investment income (loss) to average net assets/(b)/     1.16%     1.54%         1.41%    1.26%         1.28%
Ratio of net investment income (loss) to average net assets/(c)/     1.08%     1.38%         1.21%    0.99%         0.90%
Portfolio turnover rate.........................................      105%      103%           84%      97%           67%
Number of shares outstanding at end of period (000's)...........   26,589    12,192         6,476    5,735         4,091
Net assets at the end of period (000's)......................... $418,508  $177,737       $88,853  $69,831       $44,883

                                                                                Mid Cap Growth Fund
                                                                 -----------------------------------------------
                                                                               Year Ended August 31,
                                                                 -----------------------------------------------
                                                                   2007      2006      2005      2004      2003
                                                                 -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  8.15   $  7.56   $  5.94   $  5.70   $  4.44
                                                                 -----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................   (0.02)    (0.01)    (0.01)    (0.03)    (0.02)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................    1.80      0.60      1.63      0.27      1.28
   Net increase from payments by affiliates.....................       -         -         -         -         -
                                                                 -----------------------------------------------
   Total income (loss) from investment operations...............    1.78      0.59      1.62      0.24      1.26
                                                                 -----------------------------------------------
Distributions from:
   Net investment income........................................       -         -         -         -         -
   Net realized gain on securities..............................   (0.57)        -         -         -         -
                                                                 -----------------------------------------------
   Total distributions..........................................   (0.57)        -         -         -         -
                                                                 -----------------------------------------------
Net asset value at end of period................................ $  9.36   $  8.15   $  7.56   $  5.94   $  5.70
                                                                 -----------------------------------------------
TOTAL RETURN/(a)/...............................................   22.57%     7.80%    27.27%     4.21%    28.38%
                                                                 -----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................    0.85%     0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....................    1.25%     1.34%     1.37%     1.40%     1.51%
Ratio of expense reductions to average net assets...............    0.01%        -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/   (0.26)%   (0.15)%   (0.18)%   (0.41)%   (0.41)%
Ratio of net investment income (loss) to average net assets/(c)/   (0.66)%   (0.64)%   (0.70)%   (0.96)%   (1.07)%
Portfolio turnover rate.........................................     121%      142%      125%      123%       99%
Number of shares outstanding at end of period (000's)...........   9,052     7,929     6,920     7,487     7,682
Net assets at the end of period (000's)......................... $84,765   $64,583   $52,335   $44,446   $43,785

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                  Mid Cap Value Fund
                                                                 --------------------------------------------------
                                                                                Year Ended August 31,
                                                                 --------------------------------------------------
                                                                   2007      2006       2005       2004       2003
                                                                 --------  --------  --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  18.75  $  18.27  $  16.18   $  14.10   $  11.75
                                                                 --------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.10      0.08      0.01       0.02       0.02
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     3.14      1.79      3.63       2.08       2.36
   Net increase from payments by affiliates.....................        -         -         -          -          -
                                                                 --------------------------------------------------
   Total income (loss) from investment operations...............     3.24      1.87      3.64       2.10       2.38
                                                                 --------------------------------------------------
Distributions from:
   Net investment income........................................    (0.07)    (0.01)    (0.01)     (0.02)     (0.03)
   Net realized gain on securities..............................    (1.83)    (1.38)    (1.54)         -          -
                                                                 --------------------------------------------------
   Total distributions..........................................    (1.90)    (1.39)    (1.55)     (0.02)     (0.03)
                                                                 --------------------------------------------------
Net asset value at end of period................................ $  20.09  $  18.75  $  18.27   $  16.18   $  14.10
                                                                 --------------------------------------------------
TOTAL RETURN/(a)/...............................................    18.15%    10.74%    23.18%     14.86%     20.28%
                                                                 --------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     1.05%     1.05%     1.05%      1.05%      1.05%
Ratio of expenses to average net assets/(c)/....................     1.11%     1.20%     1.18%      1.25%      1.32%
Ratio of expense reductions to average net assets...............     0.02%     0.01%     0.02%      0.03%      0.04%
Ratio of net investment income (loss) to average net assets/(b)/     0.47%     0.40%     0.01%      0.09%      0.11%
Ratio of net investment income (loss) to average net assets/(c)/     0.41%     0.25%    (0.11)%    (0.11)%    (0.16)%
Portfolio turnover rate.........................................       59%       76%       46%        57%        48%
Number of shares outstanding at end of period (000's)...........   26,139    19,331    16,528     11,902      9,587
Net assets at the end of period (000's)......................... $525,119  $362,379  $302,014   $192,607   $135,190

                                                                        Moderate Growth Lifestyle Fund
                                                                 --------------------------------------------
                                                                             Year Ended August 31,
                                                                 --------------------------------------------
                                                                   2007      2006     2005     2004     2003
                                                                 --------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  12.44  $ 12.04  $ 10.46  $  9.80  $  8.93
                                                                 --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.21     0.16     0.18     0.22     0.17
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.49     0.70     1.58     0.66     0.87
   Net increase from payments by affiliates.....................        -        -        -        -        -
                                                                 --------------------------------------------
   Total income (loss) from investment operations...............     1.70     0.86     1.76     0.88     1.04
                                                                 --------------------------------------------
Distributions from:
   Net investment income........................................    (0.12)   (0.06)   (0.18)   (0.22)   (0.17)
   Net realized gain on securities..............................    (0.98)   (0.40)       -        -        -
                                                                 --------------------------------------------
   Total distributions..........................................    (1.10)   (0.46)   (0.18)   (0.22)   (0.17)
                                                                 --------------------------------------------
Net asset value at end of period................................ $  13.04  $ 12.44  $ 12.04  $ 10.46  $  9.80
                                                                 --------------------------------------------
TOTAL RETURN/(a)/...............................................    14.18%    7.21%   16.88%    8.96%   11.84%
                                                                 --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/....................     0.20%    0.24%    0.25%    0.32%    0.32%
Ratio of expense reductions to average net assets...............        -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/     1.64%    1.35%    1.58%    2.12%    1.94%
Ratio of net investment income (loss) to average net assets/(c)/     1.54%    1.21%    1.44%    1.89%    1.72%
Portfolio turnover rate.........................................       64%      70%      38%      76%      65%
Number of shares outstanding at end of period (000's)...........    9,401    7,122    6,129    5,379    4,865
Net assets at the end of period (000's)......................... $122,551  $88,558  $73,804  $56,244  $47,692

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                              Money Market II Fund
                                                                 ---------------------------------------------  ---------
                                                                             Year Ended August 31,
                                                                 ---------------------------------------------  ---------
                                                                   2007      2006      2005     2004     2003     2007
                                                                 --------  --------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.......................... $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $ 12.68
                                                                 ---------------------------------------------  ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.05      0.04     0.02     0.01     0.01    (0.09)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................        -         -        -        -        -     2.00
   Net increase from payments by affiliates.....................        -         -        -        -        -        -
                                                                 ---------------------------------------------  ---------
   Total income (loss) from investment operations...............     0.05      0.04     0.02     0.01     0.01     1.91
                                                                 ---------------------------------------------  ---------
Distributions from:
   Net investment income........................................    (0.05)    (0.04)   (0.02)   (0.01)   (0.01)       -
   Net realized gain on securities..............................        -         -        -        -        -        -
                                                                 ---------------------------------------------  ---------
   Total distributions..........................................    (0.05)    (0.04)   (0.02)   (0.01)   (0.01)       -
                                                                 ---------------------------------------------  ---------
Net asset value at end of period................................ $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $ 14.59
                                                                 ---------------------------------------------  ---------
TOTAL RETURN/(a)/...............................................     4.88%     4.09%    1.99%    0.59%    0.83%   15.06%
                                                                 ---------------------------------------------  ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.55%     0.56%    0.56%    0.55%    0.56%    1.16%
Ratio of expenses to average net assets/(c)/....................     0.64%     0.67%    0.75%    0.80%    0.85%    1.35%
Ratio of expense reduction to average net assets................        -         -        -        -        -     0.01%
Ratio of net investment income (loss) to average net assets/(b)/     4.78%     4.13%    1.98%    0.59%    0.82%   (0.67)%
Ratio of net investment income (loss) to average net assets/(c)/     4.69%     4.02%    1.78%    0.34%    0.53%   (0.86)%
Portfolio turnover rate.........................................      N/A       N/A      N/A      N/A      N/A       58%
Number of shares outstanding at end of period (000's)...........  337,050   151,326   75,836   72,901   79,798    3,884
Net assets at the end of period (000's)......................... $337,050  $151,326  $75,836  $72,901  $79,798  $56,678

                                                                      Small Cap Growth Fund
                                                                 --------------------------------------
                                                                      Year Ended August 31,
                                                                 --------------------------------------
                                                                   2006      2005      2004      2003
                                                                 -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period.......................... $ 12.19   $ 10.20   $  9.70   $  7.40
                                                                 --------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................   (0.07)    (0.09)    (0.09)    (0.05)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................    0.56      2.08      0.59      2.35
   Net increase from payments by affiliates.....................       -         -         -         -
                                                                 --------------------------------------
   Total income (loss) from investment operations...............    0.49      1.99      0.50      2.30
                                                                 --------------------------------------
Distributions from:
   Net investment income........................................       -         -         -         -
   Net realized gain on securities..............................       -         -         -         -
                                                                 --------------------------------------
   Total distributions..........................................       -         -         -         -
                                                                 --------------------------------------
Net asset value at end of period................................ $ 12.68   $ 12.19   $ 10.20   $  9.70
                                                                 --------------------------------------
TOTAL RETURN/(a)/...............................................    4.02%    19.51%     5.15%    31.08%
                                                                 --------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................    1.16%     1.16%     1.16%     1.16%
Ratio of expenses to average net assets/(c)/....................    1.40%     1.44%     1.46%     1.57%
Ratio of expense reduction to average net assets................       -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/   (0.55)%   (0.81)%   (0.84)%   (0.66)%
Ratio of net investment income (loss) to average net assets/(c)/   (0.79)%   (1.09)%   (1.14)%   (1.06)%
Portfolio turnover rate.........................................      69%       46%       66%       37%
Number of shares outstanding at end of period (000's)...........   3,892     3,779     3,800     4,565
Net assets at the end of period (000's)......................... $49,354   $46,088   $38,755   $44,290

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                 Small Cap Value Fund
                                                                 ---------------------------------------------------
                                                                                Year Ended August 31,
                                                                 ---------------------------------------------------
                                                                      2007        2006      2005      2004     2003
                                                                 --------       --------  --------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  15.06       $  15.61   $ 13.68  $ 11.70  $ 10.04
                                                                 ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.12           0.11    0.12//     0.04     0.07
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.27           1.25      2.68     1.99     1.84
   Net increase from payments by affiliates.....................     0.00              -         -        -        -
                                                                 ---------------------------------------------------
   Total income (loss) from investment operations...............     1.39           1.36      2.80     2.03     1.91
                                                                 ---------------------------------------------------
Distributions from:
   Net investment income........................................    (0.07)         (0.02)    (0.13)   (0.05)   (0.09)
   Net realized gain on securities..............................    (1.03)         (1.89)    (0.74)       -    (0.16)
                                                                 ---------------------------------------------------
   Total distributions..........................................    (1.10)         (1.91)    (0.87)   (0.05)   (0.25)
                                                                 ---------------------------------------------------
Net asset value at end of period................................ $  15.35       $  15.06   $ 15.61  $ 13.68  $ 11.70
                                                                 ---------------------------------------------------
TOTAL RETURN/(a)/...............................................     9.22%/(g)/     9.69%    20.84%   17.37%   19.47%
                                                                 ---------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.95%          0.95%     0.95%    0.95%    0.95%
Ratio of expenses to average net assets/(c)/....................     1.11%          1.21%     1.22%    1.28%    1.40%
Ratio of expense reductions to average net assets...............     0.00%             -         -        -        -
Ratio of net investment income (loss) to average net assets/(b)/     0.77%          0.74%     0.83%    0.34%    0.72%
Ratio of net investment income (loss) to average net assets/(c)/     0.61%          0.49%     0.56%    0.01%    0.26%
Portfolio turnover rate.........................................       33%            58%       85%      47%      42%
Number of shares outstanding at end of period (000's)...........   16,918          7,622     6,235    5,217    5,035
Net assets at the end of period (000's)......................... $259,704       $114,809   $97,314  $71,371  $58,923

                                                                                    Socially Responsible Fund
                                                                 ---------------------------------------------------------
                                                                                      Year Ended August 31,
                                                                 ---------------------------------------------------------
                                                                      2007        2006         2005         2004       2003
                                                                 --------       --------  ---------       -------  -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  12.06       $  11.21   $  10.25       $  9.42  $  8.44
                                                                 ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.19           0.17     0.15//          0.09     0.09
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.51           0.96       0.96          0.82     0.96
   Net increase from payments by affiliates.....................     0.00              -       0.00             -     0.00
                                                                 ---------------------------------------------------------
   Total income (loss) from investment operations...............     1.70           1.13       1.11          0.91     1.05
                                                                 ---------------------------------------------------------
Distributions from:
   Net investment income........................................    (0.06)         (0.05)     (0.15)        (0.08)   (0.07)
   Net realized gain on securities..............................    (0.21)         (0.23)         -             -        -
                                                                 ---------------------------------------------------------
   Total distributions..........................................    (0.27)         (0.28)     (0.15)        (0.08)   (0.07)
                                                                 ---------------------------------------------------------
Net asset value at end of period................................ $  13.49       $  12.06   $  11.21       $ 10.25  $  9.42
                                                                 ---------------------------------------------------------
TOTAL RETURN/(a)/...............................................    14.22%/(f)/    10.16%     10.85%/(e)/    9.70%   12.58%/(e)/
                                                                 ---------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.56%          0.56%      0.56%         0.56%    0.56%
Ratio of expenses to average net assets/(c)/....................     0.63%          0.71%      0.71%         0.96%    1.30%
Ratio of expense reductions to average net assets...............     0.03%             -          -             -        -
Ratio of net investment income (loss) to average net assets/(b)/     1.45%          1.52%      1.47%         0.91%    1.11%
Ratio of net investment income (loss) to average net assets/(c)/     1.38%          1.37%      1.32%         0.51%    0.37%
Portfolio turnover rate.........................................      152%           172%        74%          117%      96%
Number of shares outstanding at end of period (000's)...........   68,651         24,486     17,180         3,205    1,314
Net assets at the end of period (000's)......................... $925,906       $295,231   $192,604       $32,850  $12,380

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate (See Note 3).
/(g)/The Fund's performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions. (See Note 3).

VALIC Company II
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                            Strategic Bond Fund
                                                    -------------------------------------------------------------
                                                                           Year Ended August 31,
                                                    -------------------------------------------------------------
                                                      2007         2006           2005          2004          2003
                                                    --------  --------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period............. $  11.36  $  11.08       $  10.66       $ 10.28       $  9.31
                                                    -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.61      0.58           0.56          0.57          0.66
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............    (0.12)     0.04           0.65          0.46          0.95
   Net increase from payments by affiliates........        -      0.00              -             -             -
                                                    -------------------------------------------------------------
   Total income (loss) from investment operations..     0.49      0.62           1.21          1.03          1.61
                                                    -------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.40)    (0.16)         (0.54)        (0.56)        (0.64)
   Net realized gain on securities.................    (0.12)    (0.18)         (0.25)        (0.09)            -
                                                    -------------------------------------------------------------
   Total distributions.............................    (0.52)    (0.34)         (0.79)        (0.65)        (0.64)
                                                    -------------------------------------------------------------
Net asset value at end of period................... $  11.33  $  11.36       $  11.08       $ 10.66       $ 10.28
                                                    -------------------------------------------------------------
TOTAL RETURN/(a)/..................................     4.32%     5.75%/(g)/    11.66%/(e)/   10.30%        17.73%
                                                    -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.89%     0.89%          0.89%         0.88%         0.89%
Ratio of expenses to average net assets/(c)/.......     1.02%     1.12%          1.09%         1.22%         1.52%
Ratio of expense reductions to average net assets..        -         -              -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     5.49%     5.38%          5.21%         5.54%         6.79%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     5.35%     5.16%          5.01%         5.20%         6.17%
Portfolio turnover rate............................      120%      104%           155%/(f)/     128%/(f)/      76%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   25,743    17,195         12,302         7,484         4,431
Net assets at the end of period (000's)............ $291,727  $195,413       $136,295       $79,793       $45,565

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund           2005 2004 2003
                         -------------- ---- ---- ----
                         Strategic Bond 153% 127%  63%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company II
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders of and Board of Trustees of VALIC Company II:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company II's Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Small Cap Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and Strategic Bond Fund as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of VALIC Company II's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company II's Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Small Cap Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and Strategic Bond Fund as of August 31, 2007, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

Houston, Texas
October 25, 2007

VALIC Company II
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

 At a meeting held on July 17-18, 2007, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company ("VALIC") and VC II (the "Advisory Agreement") and the investment subadvisory agreements between VALIC and each of the following sub-advisers of VC II (collectively, the "Subadvisory Agreements): AIG Global Investment Corp. ("AIGGIC"), AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), A I M Capital Management, Inc. ("AIM"), Franklin Advisers, Inc. ("Franklin"), FAF Advisors, Inc. ("FAF"), JP Morgan Investment Advisors, Inc. ("JP Morgan"), SSgA Funds Management, Inc. ("SSgA FM") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Sub-advisers"). The Investment Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

 The Board was advised that the Sub-advisers completed detailed questionnaires and that their responses were reviewed by management and counsel to the Independent Trustees. The Trustees were advised of the various factors that they should consider in their review of the Advisory Contracts.

 In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against each Fund's benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Funds will benefit from possible economies of scale; (5) the profitability of VALIC and the Sub-advisers; (6) the advisory fee and subadvisory fees charged in connection with VALIC's and the Sub-advisers' management of the Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Sub-Advisor Expense Group/Universe"), as selected an independent third-party provider of investment company data; and (7) the terms of the Advisory Contracts.

 The Trustees also took into account performance, fee and expense information regarding each Fund that is provided to them on a quarterly basis. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions held at a special meeting held in June 2007 and the regular meeting held in July 2007, during which such independent counsel provided guidance to the Independent Trustees.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC's management through Board meetings, discussions and reports during the preceding year. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC's and the Sub-advisers' management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectus and statement of additional information.

 The Board noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

 With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser's history and investment experience and received information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of the Sub-advisers (or the Sub-advisers' parent company). The Board also reviewed each Sub-adviser's brokerage practices.

 The Board reviewed VALIC's and the administrator's, AIG SAAMCo, an affiliate, compliance program and personnel. It also considered, VALIC's and each Sub-adviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on VALIC's or the Sub-advisers' ability to provide services to the Funds.

 The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that each has the size and resources to attract and retain highly qualified investment professionals.

 Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund's total expenses, advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the subadvisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that subadvisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also noted that VALIC was annually waiving a portion of its advisory fee and/or reimbursing expenses of the Funds.

 The total expense information, advisory fee information, and subadvisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on the most recently available audited annual report dated August 31, 2006.

 The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds' investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2007 and that benchmark information presented by management was through the period June 30, 2007.

VALIC Company II
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


   . Aggressive Growth Lifestyle Fund (subadvised by AIGGIC). The Board considered that total expenses and actual advisory fees were at or below the median of its Expense Universe but above the medians of its Expense Group. The Board considered that the Fund's performance trailed the median of its Performance Universe and the Lipper VUF Global Core Index for the one-, three- and five-year periods. The Board also noted that the Fund slightly outperformed its blended benchmark for the one-, three- and five-year period. The blended benchmark consists of the Dow Jones Wilshire 5000 Total Market Index ("Wilshire 5000") (65%), Lehman Brothers U.S. Aggregate Index (10%) and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") (25%). The Board took into account management's discussion of the Fund's performance, including the effect of the peer universe chosen for comparison. The Board also noted the Fund's Morningstar ratings. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Capital Appreciation Fund (subadvised Bridgeway Capital Management, Inc.).
     The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. It was noted that the Board was not being asked to approve the investment subadvisory agreement between VALIC and Bridgeway Capital Management, Inc. ("Bridgeway") since the Board had approved the agreement for an initial two-year term at its July 2006 meeting.

     However, the Board considered that since assuming subadvisory duties for the Fund in August 2006 the Fund's performance has improved. The Board considered that the Fund's performance for the three- and five-year periods trailed the Index and medians of the Performance Group/Universe, which included the performance of the prior sub-adviser that was terminated in August 2006. The Board noted that for the one-year period, the Fund had outperformed the Lipper VUF Multi-Cap Growth Index and the medians of its Performance Group/Universe. Management also reported that the Fund had outperformed the Russell 1000(R) Growth Index for such period. The Board concluded that appropriate action has been taken to address the Fund's performance and that the Fund's more recent performance has been satisfactory.

   . Conservative Growth Lifestyle Fund (subadvised by AIGGIC). The Board considered that total expenses and actual advisory fees were at or below the median of its Expense Group/Universe. The Board considered that the Fund's performance exceeded the median of its Performance Group/Performance Universe and the Lipper VUF Mixed-Asset Target Allocation Moderate Index for the three- and five-year periods and that it trailed the Group/Universe and Index for the one-year period. In addition, the Board noted that the Fund slightly outperformed its blended benchmark for the one-, three- and five-year periods. The Fund's blended benchmark consists of the Wilshire 5000 (42%), Lehman Brothers U.S. Aggregate Index (50%) and the MSCI EAFE Index (8%). The Board took into account management's discussion of the Fund's more recent performance. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Core Bond Fund (subadvised by AIGGIC). The Board considered that the
     Fund's actual advisory fees and total expenses were below and at the median, respectively, of its Expense Group and that the actual advisory fees and total expenses were above the median of its Expense Universe. The Board considered that VALIC was reimbursing certain expenses of the Fund. In addition, the Board noted that the Fund's subadvisory fees were above the median of its Subadvisor Expense Group but that there were a limited number of funds in the Group.

     The Board noted that the Fund equaled or outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Fund's performance was slightly above the Lipper VUF Corporate A-Rated Bond Index for the three-year period but trailed for the Index for the one- and five-year periods. Management also reported that the Fund slightly trailed its benchmark, the Lehman Brothers U.S. Aggregate Index, for the one- and five-year periods but slightly outperformed the benchmark for the three-year period. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . High Yield Bond Fund (subadvised by AIGGIC). The Board considered that the
     Fund's actual advisory fees were above the medians of its Expense Group/Universe and that the Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded medians of its Performance Group/Universe and the Lipper VUF High Yield Bond Index for the three- and five-year periods. It also considered that the Fund's performance trailed the Index and Universe for the one-year period. The board noted that the Fund outperformed the Performance Group for one-, three- and five-year periods. Management also reported that the Fund outperformed its benchmark, the Citigroup High Yield Index, for the three- and five-year periods, but trailed such benchmark for the one-year period. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . International Small Cap Equity Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees were at the medians of its Expense Group/Universe and that the Fund's total expenses were below the median of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that VALIC was reimbursing certain expenses of the Fund.

     The Board considered that the Fund outperformed or equaled the median of its Performance Group/Universe and the Lipper VUF International Core Index for the three- and five-year periods, but noted that it trailed the medians of the Group/Universe and the Index for the one-year period. The Board took into consideration management's discussion of the Fund's performance including that Lipper's comparative Index focused on international multi-cap funds and not on international small-cap funds. Management further noted that the Fund outperformed its benchmark, the MSCI EAFE Small Cap Index, for the one- and three-year periods since AIGGIC assumed subadvisory duties in October 2004. It was also noted that with the subadviser change in 2004, the Fund's investment strategy changed from an international large-cap growth strategy to an international small-cap core strategy. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Large Cap Value Fund (subadvised by SSgA FM). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund outperformed the medians of its Performance Group/Universe and the Lipper VUF Multi-Cap Value Index for the one-, three- and five-year periods. Management noted that the Fund underperformed its benchmark, the Russell 1000(R) Value Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Mid Cap Growth Fund (subadvised by AIM). The Board considered that the
     Fund's actual advisory fees were above the medians of its Expense Group/Universe and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board considered that VALIC was reimbursing certain expenses of the Fund.

VALIC Company II
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


     The Board also considered that the Fund's performance exceeded the median of its Performance Group/Universe and the Lipper VUF Mid-Cap Growth Index for the one-, three- and five-year periods. Management reported that the Fund outperformed its benchmark, the Russell Midcap(R) Growth Index, for the one-, three- and five-year periods. Management also noted that AIM began subadvising the Fund in October 2004 and that the Fund's performance has improved since such time. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Mid Cap Value Fund (subadvised by Wellington and FAF). The Board considered that the Fund's actual advisory fees were slightly above the median of its Expense Group but slightly below the median of its Expense Universe. It also noted that the Fund's total expenses were above or at the median of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were slightly above the medians of its Subadvisor Expense Group/Universe. The Board considered that VALIC was reimbursing certain expenses of the Fund.

     The Board considered that the Fund outperformed the median of its Performance Group/Universe and the Lipper VUF Mid-Cap Value Index for the one-, three- and five-year periods. Management also reported that the Fund outperformed its benchmark, the Russell 2500(R) Value Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory.

   . Moderate Growth Lifestyle Fund (subadvised by AIGGIC). The Board considered that total expenses and actual advisory fees were at or below the median of its Expense Group/Universe. The Board considered that the Fund's performance exceeded or equaled the medians of its Performance Group/Universe and Lipper VUF Mixed-Asset Target Allocation Growth Index for the three- and five-year periods but trailed the medians and Index for the one-year period. In addition, the Board noted that the Fund slightly trailed its blended benchmark for the one- and five-year periods but outperformed the blended benchmark for the three-year period. The Fund's blended benchmark consists of the Wilshire 5000 (55%), Lehman Brothers U.S. Aggregate Index (30%) and the MSCI EAFE Index (15%). The Board took into account management's discussion of the Fund's more recent performance. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Money Market II Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's actual advisory fees and total expenses were below or at the median of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance was above the median of its Performance Group for the one-, three- and five-year periods and at the median of its Performance Universe for the same periods. It also noted that the Fund slightly trailed the Lipper VUF Money Market Index for such periods. Management also reported that the Fund underperformed its benchmark, the Treasury Bill 3 Month Index, for the three- and five-year periods but slightly outperformed the benchmark for the one-year period. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Growth Fund (subadvised by Franklin Advisers). The Board considered that the Fund's actual advisory fees were slightly above the median of its Expense Group and slightly below the median of its Expense Universe and that the Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund's subadvisory fees were at the median of its Subadvisor Expense Group. The Board also considered that VALIC was reimbursing certain expenses of the Fund.

     The Board noted that the Fund's performance was slightly above the medians of its Performance Group/Universe for the one-year period but trailed such medians for the three- and five-year periods. The Board also considered that the Fund's performance trailed the Lipper VUF Small Cap Growth Index for the one-, three- and five-year periods. In addition, Management reported that the Fund trailed its benchmark, the Russell 2000(R) Growth Index, for the one-, three- and five-year periods. The Trustees took into account management's discussion of its plans to address the Fund's performance. The Board concluded that appropriate action is being taken to address the Fund's performance.

   . Small Cap Value Fund (subadvised by JP Morgan). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were slightly below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the medians of its Performance Group/Universe and the Lipper VUF Small Cap Value Index and for the one-year period but that it equaled or was below the Index and such medians for the three- and five-year periods. Management reported that the Fund outperformed its benchmark, the Russell 2000(R) Value Index, for the one-year period but trailed the benchmark for the three- and five-year periods. Management also noted that JP Morgan changed its portfolio managers responsible for the Fund in January 2005 and performance has improved. The Board concluded that appropriate actions are being taken to continue to monitor the Fund's performance.

   . Socially Responsible Fund (subadvised by AIGGIC). The Board considered that the Fund's actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board noted that the Fund's performance exceeded the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also that the Fund's performance exceeded the Lipper VUF Large Cap Core Index for the one- and five-year periods but trailed the Index for the three-year period. In addition, Management reported that the Fund underperformed its benchmark, the S&P 500(R) Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Strategic Bond Fund (subadvised by AIGGIC). The Board noted that the
     Fund's actual advisory fees were slightly below the medians of its Expense Group/Universe. The Board also considered that the Fund's total expenses were below the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board considered that the Fund's subadvisory fees were above the median of its Subadvisor Expense Group but that there were a limited number of funds in the group. The Board considered that VALIC was reimbursing certain expenses of the Fund.

VALIC Company II
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


     The Board considered that the Fund's performance exceeded the medians of its Performance Group/ Universe and the Lipper VUF General Bond Index for the one-, three- and five-year periods. Management reported that the Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory.

 The Board concluded that the advisory fee and subadvisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

 Cost of Services, Indirect Benefits and Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Investment Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly, from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund. The Board reviewed the advisory and subadvisory fees of each Fund and noted that VALIC has agreed to cap expenses for certain Funds and is currently waiving a portion of its advisory fee or reimbursing expenses for the Funds.

 It was noted that VALIC reviews a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

 The Board considered that VALIC receives benefits in addition to the advisory fee paid by each Fund, as noted previously and which include (i) shareholder services fees paid by the Funds (except for the Lifestyle Funds) and (ii) transfer agency fees paid by the Funds. The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held in certain Funds that benefit VALIC.

 The Board considered that VC II pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement. Finally, it was noted that VALIC pays AIG SAAMCo, an annual fee of approximately 0.07% based on each Fund's average daily net assets, for the provision of certain accounting and administrative services to those funds. Out of the fee AIG SAAMCo receives from the Funds, AIG SAAMCo reimburses VALIC for certain administrative and recordkeeping services and the Funds custodian, State Street Bank and Trust Company, for calculation of the daily net asset value.

 The Board concluded that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any other collateral benefits derived as a result of providing advisory services to the Funds are not material and do not impact upon the reasonable of the advisory fees.

 As noted previously, the Board considered that the fees paid under the Subadvisory Agreements are paid by VALIC out of the advisory fees that it receives under the Advisory Agreements. In addition, with respect to the Sub-advisers not affiliated with VALIC, VALIC negotiated the Subadvisory Agreements and the fees thereunder at arm's length. For these reasons, the Board concluded that the cost of services to be provided by each unaffiliated Sub-adviser and the profitability to each such Sub-adviser from its relationship with a Fund are not material factors to its consideration.

 The Board received and reviewed information prepared by VALIC that reflect an allocation of costs that results in a reasonable determination of profitability of VALIC, as adviser, for each of the Funds. Furthermore, the Board noted that VALIC serves as a transfer agent to the Funds and AIG SAAMCo serves as the administrator to the Funds and that the fees for such services are paid for by the Funds. With respect to VALIC and its affiliates, the Board determined that VALIC's profitability was reasonable.

 With respect to the profitability of the Sub-advisers that are not affiliated with VALIC, it was noted that the subadvisory fees are paid by VALIC out of the advisory fees that VALIC receives from the Funds. The Board determined that the profitability to each Sub-adviser in connection with the Sub-advisers' relationship with the Funds is therefore not a material factor in their consideration of the Subadvisory Agreements.

 Economies of Scale. The Board noted that certain of the Funds currently have breakpoints in their advisory and subadvisory fees. The Board also noted that VALIC is currently waiving advisory fees or reimbursing expenses for all of the Funds and that VALIC pays the subadvisory fees out of its advisory fees received from the Funds. The Board also took into account management's discussion of the Fund's advisory fee structure. The Board concluded that each Fund's existing advisory fee schedule reflect the economies of scale inherent in providing investment advice to a Fund in its particular asset category and asset size and that no changes to the advisory fee structure were necessary.

 For similar reasons as stated above with respect to the Sub-advisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers' management of the Funds are not a material factor to the approval of the Subadvisory Agreements and, additional, it was noted that most of the Funds have breakpoints at the subadvisory level.

 Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by VALIC. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC compensates the Sub-advisers out of the fees it received from the Funds. The Board noted that the Subadvisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining staff and personnel as necessary for it to perform its obligations. The Board considered the termination and liability provisions of the Advisory Contracts as well as other provisions contained therein.

 Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each of the Sub-advisers possess the capability and resources to perform the duties required of it under their respective Advisory Contract and that the terms of the respective Advisory Contracts were reasonable.

VALIC Company II
TRUSTEES AND OFFICERS INFORMATION -- August 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee            2005-     Retired. Formerly, Chief Operating Officer        47
  DOB: December 24, 1945                        Present     and Chief Financial Officer, American
                                                            General Asset Management, (Investment
                                                            Management) (2000-2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Trustee            1998-     Retired Administrator.                            89
  DOB: October 6, 1945                          Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman of        2001-     Retired.                                          89
  DOB: December 30, 1938       the Board(5)     Present
----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee            1998-     Professor and Head, Department of                 47
  DOB: July 15, 1949                            Present     Neuroscience (1980-Present), and
                                                            Visscher Chair of Physiology, University
                                                            of Minnesota (1999-Present).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee            1998-     Attorney At Law, General Practice                 47
  DOB: July 27, 1940                            Present     (2005-Present); Formerly, Municipal
                                                            Court Judge, Dallas, TX (1995-2004).
----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee            1998-     Pastor Emeritus (1997-Present) and                47
  DOB: December 15, 1923                        Present     formerly, Director of Planned Giving
                                                            (1997-2005), First Presbyterian Church,
                                                            Houston, TX.
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee            2001-     Vice President, Massachusetts Capital             47
  DOB: December 30, 1949                        Present     Resources Co. (1982-Present).
----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee            1998-     Retired.                                          47
  DOB: September 26, 1930                       Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee            1998-     President, Morehouse School of Medicine,          47
  DOB: October 28, 1946                         Present     Atlanta, Georgia (2006-Present). Formerly,
                                                            President, Meharry Medical College,
                                                            Nashville, Tennessee (1994-2006).

----------------------------------------------------------------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            Trustee            2001-     President, CEO and Director, AIG                  98
  DOB: January 23, 1954                         Present     SunAmerica (August 1995-Present);
                                                            Director, AIG SunAmerica Capital
                                                            Services, Inc. ("SACS") (August 1993 to
                                                            Present) President and CEO, AIG Advisor
                                                            Group, Inc. (June 2004 to Present).
----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Trustee(3)
-------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee, Merrimac Funds, a
  DOB: December 24, 1945       mutual fund company (2004-
                               Present).

-------------------------------------------------------------
Dr. Judith L. Craven           Director, Belo
  DOB: October 6, 1945         Corp., a media company
                               (1992-Present); Director
                               SYSCO Corp., a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Director, Boston Stock
  DOB: December 30, 1938       Exchange (1985-Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949


-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940

-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923


-------------------------------------------------------------
Kenneth J. Lavery              None.
  DOB: December 30, 1949
-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director,
  DOB: October 28, 1946        Life Point Hospitals, Inc.
                               (2005-Present); Director,
                               HealthSouth Corp. (2004-
                               Present).
-------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            None.
  DOB: January 23, 1954




-------------------------------------------------------------

VALIC Company II
TRUSTEES AND OFFICERS INFORMATION -- August 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                         Number of
                                                                                                          Funds in
                                            Term of Office                                              Fund Complex
Name, Birth Date         Position Held With and Length of                                               Overseen by
and Address*               VALIC Complex    Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
---------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran         President               2002-     Senior Vice President, Variable Products         N/A
  DOB: June 4, 1965                            Present     and Funds, VALIC (2001-Present).
---------------------------------------------------------------------------------------------------------------------
John Packs               Vice President          2001-     Vice President and Senior Investment             N/A
  DOB: December 9, 1955  and Senior            Present     Officer, VC I and VC II (2001-Present);
                         Investment                        Senior Investment Officer, VALIC
                         Officer                           (2001-Present).
---------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston      Treasurer and           2000-     Vice President, AIG SunAmerica                   N/A
  DOB: January 18, 1966  Principal             Present     (2001-Present).
                         Financial Officer
---------------------------------------------------------------------------------------------------------------------
Nori L. Gabert           Vice President          2000-     Vice President and Deputy General                N/A
  DOB: August 15, 1953   and Secretary         Present     Counsel, AIG SunAmerica (2001-Present).
---------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler      Vice President          2005-     Senior Vice President and General Counsel,       N/A
  DOB: November 17, 1966                       Present     AIG SunAmerica (2005-Present); Vice
                                                           President and Director of U.S. Asset
                                                           Management Compliance, Goldman Sachs
                                                           Asset Management (2004-2005); Deputy
                                                           General Counsel, Credit Suisse Asset
                                                           Management (2002-2004): Counsel, Credit
                                                           Suisse Asset Management (2000-2002).
---------------------------------------------------------------------------------------------------------------------
Cynthia A. Gibbons       Vice President          2002-     Vice President, AIG SunAmerica (August           N/A
  DOB: December 6, 1967  and                   Present     2002-Present); Securities Compliance
                         Chief Compliance                  Manager, American General Investment
                         Officer ("CCO")                   Management (2000-2002).
---------------------------------------------------------------------------------------------------------------------
Matthew J. Hackethal     Anti-Money              2007-     Senior Compliance Manager, AIG                   N/A
  DOB: December 31, 1971 Laundering            Present     SunAmerica (2006-Present); Vice
                         Compliance                        President, Credit Suisse Asset Management
                         Officer                           (2001-2006); CCO, Credit Suisse
                                                           Alternative Funds (2005-2006); CCO,
                                                           Credit Suisse Asset Management
                                                           Securities, Inc. (2004-2005)
---------------------------------------------------------------------------------------------------------------------
Donna M. Handel          Vice President          2002-     Senior Vice President, AIG SunAmerica            N/A
  DOB: June 25, 1966     and Assistant         Present     (2004-Present); Vice President, AIG
                         Treasurer                         SunAmerica (1997-2004); Assistant
                                                           Treasurer, AIG SunAmerica (1993-2002).
---------------------------------------------------------------------------------------------------------------------



Name, Birth Date         Other Directorships
and Address*             Held by Trustee(3)
--------------------------------------------
Officers
Evelyn M. Curran         N/A
  DOB: June 4, 1965
--------------------------------------------
John Packs               N/A
  DOB: December 9, 1955


--------------------------------------------
Gregory R. Kingston      N/A
  DOB: January 18, 1966

--------------------------------------------
Nori L. Gabert           N/A
  DOB: August 15, 1953
--------------------------------------------
Gregory N. Bressler      N/A
  DOB: November 17, 1966






--------------------------------------------
Cynthia A. Gibbons       N/A
  DOB: December 6, 1967


--------------------------------------------
Matthew J. Hackethal     N/A
  DOB: December 31, 1971





--------------------------------------------
Donna M. Handel          N/A
  DOB: June 25, 1966


--------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with AIG SunAmerica, a company affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (9 portfolios), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Series Trust (5 portfolios), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large Cap Fund (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.
(5)Mr. Devin became Chairman of the Board effective July 27, 2005 and has been a Trustee since 2001.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II
SHAREHOLDERS TAX INFORMATION -- August 31, 2007 (Unaudited)


 Certain tax information regarding VALIC Company II is required to be provided to the shareholders based upon each Fund's income and capital gain distributions for the taxable year ended August 31, 2007.

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007, which will be made available after the end of the calendar year.

 During the year ended August 31, 2007 the Portfolios paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                              Net           Net                                Qualifying % for the
                                  Total     Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                            Dividends    Income    Capital Gains Tax Credit* Source Income  Received Deduction
------------------------------ ----------- ----------- ------------- ----------- ------------- --------------------
Aggressive Growth Lifestyle... $ 5,135,146 $   757,435  $ 4,377,711   $     --    $       --           15.82%
Capital Appreciation..........     134,676     134,676           --         --            --          100.00
Conservative Growth Lifestyle.   2,069,637     434,456    1,635,181         --            --           12.13
Core Bond.....................   3,641,316   3,641,316           --         --            --            0.74
High Yield Bond...............   8,229,456   5,583,929    2,645,527         --            --            1.59
International Small Cap Equity  25,829,456  14,316,655   11,512,801    925,017     8,308,968            0.28
Large Cap Value...............  13,954,305   4,298,805    9,655,500         --            --           47.40
Mid Cap Growth................   3,839,151          --    3,839,151         --            --              --
Mid Cap Value.................  39,058,918  15,018,210   24,040,708         --            --           24.59
Moderate Growth Lifestyle.....   8,061,624   2,255,241    5,806,383         --            --           13.56
Money Market II...............  11,366,594  11,366,594           --         --            --              --
Small Cap Growth..............          --          --           --         --            --              --
Small Cap Value...............  10,748,592   2,641,351    8,107,241         --            --           41.91
Socially Responsible..........   9,780,539   8,500,868    1,279,671         --            --           29.90
Strategic Bond................  10,043,528   7,715,285    2,328,243         --            --            0.91

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II
COMPARISONS: FUNDS VS. INDEXES (Unaudited)
--------------------------------------------------------------------------------

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below in the individual graphs. It is important to note that the VCII Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the insurance company expenses associated with the variable annuity contract. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

VALIC Company II Aggressive Growth Lifestyle Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets had positive returns in the year ended August 31, 2007, as the Wilshire 5000 Index rose 15.59%, the MSCI EAFE Index returned 18.71% and the Lehman Brothers U.S. Aggregate Index had a 5.26% return. For the year, the Aggressive Growth Lifestyle Fund returned 16.53% compared to 15.13% for the S&P 500(R) Index and 15.35% for the Blended Index.

Within domestic equities the results were mixed between growth and value while mid and large cap funds outperformed small cap. The VC II Capital Appreciation Fund, the Fund's largest holding and the worst performer in the previous year, was the best performer this year, returning 21.90%, 4.20% better than its Russell 1000(R) Growth benchmark, and 6.31% ahead of the Wilshire 5000 Index. The VC II Core Bond Fund went the other direction, underperforming the Lehman Brothers U.S. Aggregate Index by 1.59% after outperforming last year by 0.90%. Several component changes were made during the year with the best being the addition of the VC I Value Fund which rose 8.43% during the last half of the year while its Russell 1000 Value benchmark returned only 2.76%. Other additions to the Fund's lineup were the VC I Stock Index and MidCap Index Funds. In addition, the VC II International Small Cap Equity Fund returned to the lineup after being removed last year.
                          Growth of $10,000 Investment

                                     [CHART]


           Aggressive                            Dow Jones
             Growth                            Wilshire 5000              Lehman Brothers
            Lifestyle   S & P 500/R/  Blended  Total Market   MSCI EAFE   U.S. Aggregrate
              Fund        Index        Index       Index        Index         Index
              ----        -----        -----       -----        -----       ----------
9/21/1998   $10,000     $10,000                  $10,000                    $10,000
9/30/1998    10,079       9,937      $10,079       9,962      $10,079        10,111
8/31/1999    12,638      13,057       12,778      12,986       13,067         9,958
8/31/2000    16,418      15,188       14,850      15,583       14,315        10,709
8/31/2001    12,300      11,484       11,600      11,601       10,829        12,033
8/31/2002    10,453       9,417       10,009       9,680        9,210        13,009
8/31/2003    11,897      10,553       11,265      11,118       10,049        13,576
8/31/2004    13,046      11,762       12,810      12,396       12,324        14,408
8/31/2005    15,868      13,238       14,938      14,365       15,230        15,006
8/31/2006    17,557      14,413       16,699      15,624       18,928        15,262
8/31/2007    20,459      16,595       19,263      18,059       22,468        16,065




For the year ended August 31, 2007, the Aggressive Growth Lifestyle Fund returned 16.53% compared to 15.13% for the S&P 500(R) Index and 15.35% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (65%), Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index (25%), and Lehman Brothers U.S. Aggregate Index (10%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The MSCI EAFE Index is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
16.53% 14.38%       8.33%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Capital Appreciation Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Bridgeway Capital Management

The Capital Appreciation Fund posted a return of 21.90% for the twelve-month period ending August 31, 2007, compared to a return of 17.70% for the Russell 1000(R) Growth Index.

Bridgeway Capital Management replaced the previous subadviser for the Fund on August, 25, 2006.

The Fund invests solely in domestically traded equities. Our best stock selection for the period was Precision Castparts. Fund leaders also include Apple and McDermott International. While the Fund is well diversified across sectors and industries, our largest sector is technology comprising 18.1% of assets and our largest industry is diversified financial services with 13.4% of assets followed by computers at 10.5% of assets. Precision Castparts, due to appreciation, is our single largest holding at 5.4% of total assets. Our biggest loser, Amgen (down 30.4%) a biotechnology company, engages in the discovery, development, manufacture, and marketing of human therapeutics based on advances in cellular and molecular biology.
                          GROWTH of $10,000 Investment

                                     [CHART]

                     Capital            Russell 1000\R\
                 Appreciation Fund      Growth Index*
               -------------------      ----------------
9/21/1998           $10,000              $10,000
9/30/1998             9,783                9,964
8/31/1999            13,811               13,726
8/31/2000            18,048               18,318
8/31/2001             9,843               10,016
8/31/2002             7,239                7,795
8/31/2003             8,281                8,893
8/31/2004             8,422                9,369
8/31/2005             9,649               10,506
8/31/2006             9,655               10,892
8/31/2007            11,769               12,821


For the year ended August 31, 2007, the Capital Appreciation Fund returned 21.90% compared to 17.70% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index measures the performance of those Russell
 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
21.90% 10.21%       1.84%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Conservative Growth Lifestyle Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets had positive returns in the year ended August 31, 2007, as the Wilshire 5000 rose 15.59%, the MSCI EAFE Index returned 18.71% and the Lehman Brothers U.S. Aggregate Index had a 5.26% return. For the year, the Moderate Growth Lifestyle Fund returned 11.28% compared to 15.13% for the S&P 500(R) Index and 10.65% for the Blended Index.

Within domestic equities the results were mixed between growth and value while mid and large cap funds outperformed small cap. The VC II Capital Appreciation Fund, the Fund's largest holding and the worst performer in the previous year, was the best performer this year, returning 21.90%, 4.20% better than its Russell 1000 Growth benchmark, and 6.31% ahead of the Wilshire 5000 Index. The VC II Core Bond Fund went the other direction, underperforming the Lehman Brothers U.S. Aggregate Index by 1.59% after outperforming last year by 0.90%. Several component changes were made during the year with the best being the addition of the VC I Value Fund which rose 8.43% during the last half of the year while its Russell 1000 Value benchmark returned only 2.76%. Other additions to the Fund's lineup were the VC I Stock Index, MidCap Index and Money Market I Funds.
                          Growth of $10,000 Investment

                                    [CHART]

           Conservative                                       Dow Jones
              Growth                                           Wilshire        Lehman Brothers
             Lifestyle    S&P 500   Blended       MSCI         5000 Total      U.S.Aggregrate
               Fund       Index*    Index**   EAFE Index**** Market Index***      Index*****
               ----        -----     -----      ---------     ------------         -----
9/21/1998    $10,000     $10,000                               $10,000.00        $10,000
9/30/1998     10,058       9,937   10,058.48    10,058.48        9,961.78         10,111
8/31/1999     11,599      13,057   11,422.94    13,040.69       12,985.80          9,958
8/31/2000     13,841      15,188   12,922.46    14,286.34       15,583.45         10,709
8/31/2001     12,906      11,484   11,906.36    10,807.31       11,600.82         12,033
8/31/2002     12,309       9,417   11,391.48     9,191.51        9,680.00         13,009
8/31/2003     13,528      10,553   12,487.28    10,029.07       11,118.10         13,576
8/31/2004     14,557      11,762   13,708.01    12,299.55       12,396.46         14,408
8/31/2005     16,454      13,238   15,159.82    15,199.55       14,365.06         15,006
8/31/2006     17,359      14,413   16,130.84    18,889.42       15,624.06         15,262
8/31/2007     19,317      16,595   17,849.15    22,423.09       18,059.31         16,065




For the year ended August 31, 2007, the Conservative Growth Lifestyle Fund returned 11.28% compared to 15.13% for the S&P 500(R) Index and 10.65% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of the Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index (8%), and Lehman Brothers U.S. Aggregate Index (50%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The MSCI EAFE Index is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
11.28%  9.43%       7.64%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Core Bond Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Core Bond Fund posted a return of 3.67% for the twelve-month period ending August 31, 2007, compared to a return of 5.26% for the Lehman Brothers U.S. Aggregate Index.

Specific security selection proved once again to be a primary driver of returns in the fund. Moreover, market conditions over the past year have called for a particular focus on individual security selection as differentiation among broader sectors and asset classes has been increasingly difficult. Top performing securities for the year included U.S. Treasuries, long maturity mortgage backed securities and Republic of Turkey. Poor performers included Venezuela and commercial asset back securities.
                          Growth of $10,000 Investment

                                    [CHART]

                       Core Bond           Lehman Brothers
                         Fund           U.S. Aggregrate Index*
                       ---------       ------------------------
       9/21/1998        $10,000                $10,000
       9/30/1998         10,109                 10,111
       8/31/1999          9,983                  9,958
       8/31/2000         10,513                 10,709
       8/31/2001         11,649                 12,033
       8/31/2002         12,334                 13,009
       8/31/2003         12,836                 13,576
       8/31/2004         13,569                 14,408
       8/31/2005         14,254                 15,006
       8/31/2006         14,513                 15,262
       8/31/2007         15,060                 16,065


For the year ended August 31, 2007, the Core Bond Fund returned 3.67% compared to 5.26% for the Lehman Brothers U.S. Aggregate Index.

*The Lehman Brothers U.S. Aggregate Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
3.67%   4.08%       4.69%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II High Yield Bond Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The High Yield Bond Fund posted a return of 4.62% for the twelve-month period ending August 31, 2007, compared to a return of 6.34% for the Citigroup High Yield Market Index.

For the fiscal year, security selection was the primary contributor to the Fund's under performance against the index. The primary detractors to performance in the period were our holdings in iPCS and Le-Nature's within the wireless and food processing/beverage sectors, respectively. To a lesser extent, the Fund's cash allocation was a negative contributor to performance due to the solid market return for the period. Notable positive contributors to performance in the period were our holdings in HCA and Calpine Corporation within the healthcare and utilities sectors, respectively.

Industry selection played an important role in the performance for the period. A notable sector was the homebuilders. Our underweight positions within this sector contributed to the Fund's performance, as these sectors underperformed the index for the period.
                          Growth of $10,000 Investment

                                     [CHART]

                    High Yield          Citigroup High Yield
                     Bond Fund             Market Index*
                    ----------          --------------------
   9/21/1998        $10,000                  $10,079.92
   9/30/1998         10,080                    9,941.30
   8/31/1999         10,540                   10,433.61
   8/31/2000         11,173                   10,540.77
   8/31/2001         10,927                    9,905.82
   8/31/2002         10,060                    9,574.08
   8/31/2003         12,481                   12,759.46
   8/31/2004         14,512                   14,169.67
   8/31/2005         17,064                   15,448.51
   8/31/2006         18,436                   16,230.50
   8/31/2007         19,287                   17,260.30

For the year ended August 31, 2007, the High Yield Bond Fund returned 4.62% compared to 6.34% for the Citigroup High Yield Market Index.

*The Citigroup High Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the United States or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
4.62%  13.90%       7.62%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II International Small Cap Equity Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Small Cap Equity Fund posted a return of 23.44% for the twelve-month period ending August 31, 2007, compared to a return of 18.25% for the Morgan Stanley Capital International Europe, Australasia, Far East Small Cap Index.

The most positive contribution to performance was from the industrials and consumer discretionary sectors via an overweight position, and an underweight position in the financials sector. Security selection had a positive effect on performance and the top five performers were Bauer (Germany), Ramirent (Finland), FLSmidth (Denmark), ElringKlinger (Germany) and Kloeckner & Co. (Germany). The bottom three performers were Culture Convenience (Japan), Tandberg Television (Norway) and Wolfson Microelectronics (UK).

The countries with the highest positive impact on performance were Japan, Finland, Germany, Sweden, Greece and Denmark.
                          Growth of $10,000 Investment

                                    [CHART]

                International Small     MSCI EAFE Small
                 Cap Equity Fund           Cap Index*
                 ---------------           ---------
     9/21/1998       $10,000
     9/30/1998        10,191               $10,191.08
     8/31/1999        11,911                13,656.67
     8/31/2000        16,355                14,098.17
     8/31/2001        11,752                11,571.91
     8/31/2002        10,234                10,485.26
     8/31/2003        10,842                12,568.27
     8/31/2004        12,514                16,190.92
     8/31/2005        17,131                21,477.85
     8/31/2006        20,790                25,235.59
     8/31/2007        25,663                29,326.29


For the year ended August 31, 2007, the International Small Cap Equity Fund returned 23.44% compared to 18.25% for the MSCI EAFE Small Cap Index.

*The Morgan Stanley Capital International Europe, Australasia, and the Far East
 Index ("MSCI EAFE") Small Cap Index is comprised of 40% of the full market capitalization of the eligible small cap universe with each industry group and each country in the MSCI EAFE Index.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
23.44% 20.19%       11.11%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Large Cap Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with SSgA Funds Management, Inc.

The Large Cap Value Fund posted a return of 12.89% for the twelve-month period ending August 31, 2007, compared to a return of 12.85% for the Russell 1000(R) Value Index.

Our sector exposures relative to the benchmark are a function of stock selection. In the Large Cap Value Fund, contribution from sector exposures has been minimal over the past twelve months.

Stock selection has been particularly strong within the industrials, consumer discretionary and financials sectors. Overweights to AGCO Corporation and ITT Educational Services helped relative performance within industrials. Within consumer discretionary, GameStop and Big Lots were two of the successful positions. Finally, within financials, underweights to some of the large investment banks such as Lehman Brothers and Bear Stearns helped relative performance. Within energy and technology, stock selection was the weakest. Overweights to Lexmark International and Advanced Micro Devices offset gains realized in the Fund. Also at the stock level, overweights to Aeropostale and First Marblehead hurt performance.
                          Growth of $10,000 Investment

                                     [CHART]

                      Large Cap              Russell 1000/R/
                     Value Fund              Value Index*
                     ----------            ---------------
   9/21/1998           $10,000                 $10,000
   9/30/1998             9,907                   9,953
   8/31/1999            12,126                  12,244
   8/31/2000            13,018                  12,753
   8/31/2001            12,672                  12,610
   8/31/2002            11,786                  10,954
   8/31/2003            12,798                  12,227
   8/31/2004            14,388                  14,369
   8/31/2005            17,066                  16,791
   8/31/2006            19,282                  19,135
   8/31/2007            21,766                  21,595

For the year ended August 31, 2007, the Large Cap Value Fund returned 12.89% as compared to 12.85% for the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
12.89% 13.05%       9.09%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with A I M Capital Management, Inc.

The Mid Cap Growth Fund posted a return of 22.57% for the twelve-month period ending August 31, 2007, compared to a return of 19.31% for the Russell MidCap(R) Growth Index.

The Fund outperformed the benchmark index by the widest margin in the industrials and consumer discretionary sectors. In the industrials sector, stock selection in construction/engineering stocks, and an overweight position in aerospace/defense stocks positively contributed to the Fund's relative performance. In the consumer discretionary sector, an overweight position in textiles/apparel/luxury goods contributed the most to the Fund's performance relative to the Russell MidCap(R) Growth Index. Also within the sector, stock selection in the hotels/restaurants/leisure industry positively contributed to the Fund's relative performance.

Despite a positive absolute return in the sector, the Fund's financial stocks underperformed relative to the benchmark. This was due in large part to the real estate investments trusts (REITs) and other real estate related holdings.

At the close of the twelve-month period, the Fund's largest overweight positions included the following industries: textiles/apparel/luxury goods, containers and packaging and wireless telecommunication services. The Fund's largest underweight industries included multi-line retail, energy equipment/services and semiconductors/semiconductor equipment.
                          Growth of $10,000 Investment

                                 [CHART]

                         Mid Cap             Russell Midcap/R/
                      Growth Fund             Growth Index*
                      ----------          --------------------
   9/21/1998           $10,000                 $10,000
   9/30/1998            10,037                   9,896
   8/31/1999            11,636                  13,692
   8/31/2000            17,017                  22,891
   8/31/2001             9,020                  12,580
   8/31/2002             6,460                   9,639
   8/31/2003             8,293                  12,568
   8/31/2004             8,642                  13,506
   8/31/2005            10,999                  17,078
   8/31/2006            11,857                  18,102
   8/31/2007            14,534                  21,597

For the year ended August 31, 2007, the Mid Cap Growth Fund returned 22.57% compared to 19.31% for the Russell Midcap(R) Growth Index.

*The Russell MidCap(R) Growth Index measures the performance of those mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell(R) 1000 Growth Index.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
22.57% 17.61%       4.27%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP.

The Mid Cap Value Fund posted a return of 18.15% for the twelve-month period ending August 31, 2007, compared to a return of 8.76% for the Russell 2500(R) Value Index.

A discussion with Wellington Management Company, LLP -- regarding their portion of the Fund ("the portfolio")

The portfolio's overall sector selection contributed to relative performance during the period. An underweight to financials, the worst performing sector during the period, and an overweight to the industrials and materials sectors, contributed to relative results.

The portfolio's overall security selection was the primary driver of relative outperformance during the period. Stock selection was strongest within materials, information technology and industrials. Materials holdings Owens-Illinois, Celanese, and Cleveland-Cliffs led gains in the sector. In industrials, Goodrich, a holding outside of the benchmark, was the largest contributor. United Airlines and Kennametal were also among the top contributors in this sector. Varian Seminconductor, Arrow Electronics, and CheckFree were the top gainers in information technology. The portfolio also benefited from owning agriculture and food company Bunge. The largest relative detractors during the period were Ambac Financial, Circuit City and Foot Locker.

A discussion with FAF Advisors, Inc (formerly US Bancorp Asset Management) -- regarding their portion of the Fund ("the portfolio")

Sector selection contributed positively to performance as the portfolio benefited from its overweight position in the consumer staples and underweight allocation to financial stocks. Stock selection also contributed to performance due to positive stock selection in the materials, energy, utility and technology sectors that was partially offset by adverse stock selection in the financials, consumer, and industrial sectors.

Specifically, Owens-Illinois, Freeport-McMoRan Copper & Gold, Airgas and Rohm & Haas in the materials space posted strong returns. Oil service companies National Oilwell Varco and Global Santa Fe in the energy sector advanced. Utility companies Constellation Energy Group and PPL posted higher returns versus other utility stocks. In the technology sector, Harris Corporation, Avnet and Freescale Seminconductor rose during the period.

Financial holdings in the portfolio that were impacted by the correction in this sector include IndyMac Bancorp, Ambac Financial Group, CIT Group and PMI Group. The portfolio continues to maintain an underweight position in the financial sector. Consumer stock selection was negative given poor returns from housing related stocks including Hovnanian Enterprises, Standard Pacific and Pulte Homes. Convenience store operator Pantry also declined during the period. These consumer stocks are no longer held in the portfolio given the fundamental deterioration we expect to continue over our investment horizon. Industrial stock selection was also negative during the period.
                          Growth of $10,000 Investment

                                 [CHART]

                         Mid Cap             Russell 2500/R/
                       Value Fund             Value Index*
                        ----------          -----------------
   9/21/1998            $10,000                $10,000
   9/30/1998             10,105                 10,008
   8/31/1999             13,560                 11,202
   8/31/2000             17,534                 12,633
   8/31/2001             18,365                 14,481
   8/31/2002             16,502                 13,934
   8/31/2003             19,865                 16,911
   8/31/2004             22,818                 20,275
   8/31/2005             28,107                 25,346
   8/31/2006             31,127                 27,913
   8/31/2007             36,775                 30,358

For the year ended August 31, 2007, the Mid Cap Value Fund returned 18.15% compared to 8.76% for the Russell 2500(R) Value Index.

*The Russell 2500(R) Value Index measures the performance of those Russell
 2500(R) companies (the 2500 smallest companies, by market capitalization in the Russell 3000(R) Index) with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
18.15% 17.38%       15.68%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Moderate Growth Lifestyle Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets had positive returns in the year ended August 31, 2007, as the Wilshire 5000 Index rose 15.59%, the MSCI EAFE Index returned 18.71% and the Lehman Brothers U.S. Aggregate Index had a 5.26% return. For the year, the Moderate Growth Lifestyle Fund returned 14.18% compared to 15.13% for the S&P 500(R) Index and 12.95% for the Blended Index.

Within domestic equities the results were mixed between growth and value while mid and large cap funds outperformed small cap. The VC II Capital Appreciation Fund, the Fund's largest holding and the worst performer in the previous year, was the best performer this year, returning 21.90%, 4.20% better than its Russell 1000 Growth benchmark, and 6.31% ahead of the Wilshire 5000 Index. The VC II Core Bond Fund went the other direction, underperforming the Lehman Brothers U.S. Aggregate Index by 1.59% after outperforming last year by 0.90%. Several component changes were made during the year with the best being the addition of the VC I Value Fund which rose 8.43% during the last half of the year while its Russell 1000 Value benchmark returned only 2.76%. Other additions to the Fund's lineup were the VC I Stock Index, MidCap Index and Money Market I Funds.
                          Growth of $10,000 Investment

                                    [CHART]

            Moderate                            Dow Jones
             Growth                            Wilshire 5000              Lehman Brothers
            Lifestyle   S & P 500/R/  Blended  Total Market   MSCI EAFE   U.S. Aggregrate
              Fund        Index*      Index**     Index***     Index****   Index*****
              ----        ------      -------     --------     ---------   ----------
9/21/1998   $10,000     $10,000                 $10,000                    $10,000
9/30/1998    10,058       9,937      $10,058      9,961.78    $10,058.48       10,111
8/31/1999    12,039      13,057       12,075     12,986.8     13,041.69        9,958
8/31/2000    14,843      15,188       13,869     15,583.45     14,286.34       10,709
8/31/2001    12,748      11,484       11,773     11,601.82     10,807.31       12,033
8/31/2002    11,650       9,417       10,703      9,680         9,192.51       13,009
8/31/2003    13,029      10,553       11,907      11,118.1     10,029.07       13,576
8/31/2004    14,197      11,762       13,287     12,396.46     12,300.55       14,408
8/31/2005    16,593      13,238       15,078     14,365.06     15,200.55       15,006
8/31/2006    17,790      14,413       16,414     15,624.06     18,889.42       15,262
8/31/2007    20,297      16,595       18,538     18,059.31     22,423.09       16,065




For the year ended August 31, 2007, the Moderate Growth Lifestyle Fund returned 14.18% compared to 15.13% for the S&P 500(R) Index and 12.95% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of the Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") (15%) Index, and Lehman Brothers U.S. Aggregate Index (30%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The MSCI EAFE Index is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
14.18% 11.74%       8.24%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Money Market II Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market II Fund returned 4.88% for the twelve-month period ending August 31, 2007, compared to a return of 4.80% for the T-Bill 3 Month Index.

During the fiscal year, the economy exhibited solid quarterly growth with Gross Domestic Product (GDP). However, this occurred in the face of a decline in non-farm payroll, from an average 192 million new jobs in 2006 to an average of 109 million during the first eight months of 2007. At the same time, the Federal Reserve held interest rates at a constant rate throughout the period. Currently, the Federal Funds rate stands at 5.25% compared to the 1.00% rate when the tightening policy was initiated in June 2004.

We implemented a defensive strategy in the Fund in mid-August due to extreme credit spread widening. The defensive positioning was initiated in response to the uncertainty and illiquidity in fixed income markets caused by sub-prime mortgage defaults. We continued to allocate a fairly high percentage of the Fund's assets to the purchase of U.S. Government Treasury securities, U.S. agency securities and repurchase agreements collateralized by U.S. Government treasuries.

Yields on the money market securities increased steadily throughout the period with the 1-month CD average yielding 5.70% at the end of the period, up from the 5.26% level at the start of the fiscal year.

  Average Annual Total Return
--------------------------------
1 Year 5 Years Since Inception**
--------------------------------
4.88%   2.46%        3.27%
--------------------------------

**Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Franklin Advisers, Inc.

The Small Cap Growth Fund posted a return of 15.06% for the twelve-month period ending August 31, 2007, compared to a return of 16.36% for the Russell 2000(R) Growth Index.

Significant contributors to performance relative to the benchmark index came from our investments in the consumer services sector, where stock selection in the casinos and gaming industry helped performance, as did stock selection in the restaurants industry. An overweighted allocation to hotels, resorts and cruiselines aided relative results. Performance relative to the index was positively impacted by stock selection in the producer manufacturing and energy sectors. The Fund's overweighted position and stock selection in the electronic technology sector also contributed to relative Fund performance.

The Fund had some detractors from performance during the fiscal year. An overweighted allocation and stock selection in the finance sector hurt relative results. Stock selection in the technology services and health technology sectors also hindered relative performance.
                          Growth of $10,000 Investment

                                     [CHART]

                           Small Cap     Russell 2000/R/
                          Growth Fund    Growth Index*
                          -----------    --------------
          9/21/1998        $10,000         $10,000
          9/30/1998         10,242          10,047
          8/31/1999         13,831          13,072
          8/31/2000         23,362          18,181
          8/31/2001         12,512          11,828
          8/31/2002          8,661           8,750
          8/31/2003         11,353          11,804
          8/31/2004         11,938          12,203
          8/31/2005         14,267          15,072
          8/31/2006         14,841          15,976
          8/31/2007         17,053          18,590

For the year ended August 31, 2007, the Small Cap Growth Fund returned 15.06% compared to 16.36% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those Russell
 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
15.06% 14.51%       6.15%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with JPMorgan Investment Advisors, Inc.

The Small Cap Value Fund posted a return of 9.22% for the twelve-month period ending August 31, 2007, compared to a return of 6.64% for the Russell 2000(R) Value Index.

Stock selection in the REIT's and retail sectors contributed to performance, while the insurance and pharmaceutical sectors detracted from performance. The largest contributor to performance was Terex Corporation, a maker of construction and industrial equipment. GameStop, a video game retailer also contributed to performance.

Kellwood, a sportswear and women's apparel retailer was one of the largest detractors from performance.
                          Growth of $10,000 Investment

                                     [CHART]

                         Small Cap       Russell 2000/R/
                         Value Fund       Value Index*
                        -----------       ------------
         9/21/1998        $10,000         $10,000
         9/30/1998         10,058          10,033
         8/31/1999         10,361          10,834
         8/31/2000         12,176          12,318
         8/31/2001         13,636          14,540
         8/31/2002         12,469          13,726
         8/31/2003         14,912          16,976
         8/31/2004         17,502          20,286
         8/31/2005         21,150          24,872
         8/31/2006         23,198          28,036
         8/31/2007         25,338          29,897


For the year ended August 31, 2007, the Small Cap Value Fund returned 9.22% compared to 6.64% for the Russell 2000(R) Value Index.

*The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
9.22%  15.24%       10.96%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Socially Responsible Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Socially Responsible Fund posted a return of 14.22% for the twelve-month period ending August 31, 2007, compared to a return of 15.13% for the S&P 500(R) Index.

The underperformance is primarily due to sector weightings. Over the past year, the sector that had the greatest negative impact on performance was the financials sector. Financials is a sector that has very little constraints due to the social mandate. As a result, the Fund is usually overweight financials and with the sub-prime and credit concerns over the past year the Fund suffered. The Fund's performance was enhanced by stock selection. For example, Apple Computer increased by over 100% for the year. Legal activities in the healthcare space had a negative impact on the Fund's performance. For example, Amgen decreased by 26% for the year.
                          Growth of $10,000 Investment

                                     [CHART]

                             Socially
                          Responsible Fund     S & P 500/R/ Index*
                          ----------------     -------------------
            9/21/1998        $10,000               $10,000
            9/30/1998          9,925                 9,937
            8/31/1999         12,783                13,057
            8/31/2000         14,672                15,188
            8/31/2001         11,087                11,484
            8/31/2002          9,019                 9,417
            8/31/2003         10,153                10,553
            8/31/2004         11,138                11,762
            8/31/2005         12,346                13,238
            8/31/2006         13,601                14,413
            8/31/2007         15,534                16,595


For the year ended August 31, 2007, the Socially Responsible Fund returned 14.22% compared to 15.13% for the S&P 500(R) Index.

*The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the index proportionate to its market value.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
14.22% 11.49%       5.05%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Strategic Bond Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Strategic Bond Fund posted a return of 4.32% for the twelve-month period ending August 31, 2007, compared to a return of 5.26% for the Lehman Brothers U.S. Aggregate Index.

Specific security selection proved once again to be a primary driver of returns in the Fund. Each asset class is managed from a bottom-up perspective which places a high degree of weight on the manager's ability to select the best performing securities available. Top performing securities for the year included Norway and Columbia sovereigns and Calpine Corporation. Poor performers included Venezuela and Argentina sovereigns and Le-Natures.

Country selection had an impact on returns in both emerging markets and non-dollar investment grade sectors. Columbia, Brazil, Norway and Canada proved to be positive contributors to the yearly return while Germany, Venezuela, and Argentina proved to be negative drags on yearly returns.
                           Growth of $10,000 Investment

                                    [CHART]

                       Strategic       Lehman Brother
                       Bond Fund    U.S. Aggregrate Index*
                       ---------    ----------------------
       9/21/1998        $10,000             $10,000
       9/30/1998         10,119              10,111
       8/31/1999         10,409               9,958
       8/31/2000         11,286              10,709
       8/31/2001         11,951              12,033
       8/31/2002         12,326              13,009
       8/31/2003         14,511              13,576
       8/31/2004         16,021              14,408
       8/31/2005         17,873              15,006
       8/31/2006         18,900              15,262
       8/31/2007         19,716              16,065


For the year ended August 31, 2007, the Strategic Bond Fund returned 4.32% compared to 5.26% for the Lehman Brothers U.S. Aggregate Index.

*The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
4.32%   9.85%       7.89%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUBADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, New York 10270

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, Texas 77046

Bridgeway Capital Management, Inc.
5615 Kirby Dr., Suite 518
Houston, TX 77005

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

JPMorgan Investment Advisors, Inc.
1111 Polaris Parkway
Columbus, Ohio 43271-0211

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Wellington Management Co. LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Houston Center
1401 McKinney Street, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VALIC Company II's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios, which is available in VALIC Company II's Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on LOGIN in the "AIG
                        VALIC Online" Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.448.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)
                                      Rebalance account to your desired allocation mix
                        .  Loan modeling
                        .  Request forms for a variety of services
                        .  Ability to display information from other accounts
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click on LOGIN in the "AIG VALIC Online" Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-448-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company II             PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 11288 VER 08/07

Item 2. Code of Ethics.

VALIC Company II ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as to be defined in instructions to item 3(a)of Form N-CSR. Mr. Brown is considered "independent" for purposes of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                       2006        2007
                        Audit Fees                  $267,750       $277,500
                        Audit-Related Fees          $ 85,194       $      0
                        Tax Fees                    $ 60,730       $ 66,959
                        All Other Fees              $      0       $      0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                Aggregate fees billed to the investment adviser and Adviser Affiliates(as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                              2006           2007
                (b)Audit-Related Fees      $        0     $        0
                (c)Tax Fees                $        0     $        0
                (d)All Other Fees          $2,211,681     $2,362,788

                (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non -audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the services other than by the full audit committee. Certain de minimis exceptions are allowed for the non-audited services in accordance with Rule 2-01 (c)(7)(i)
                                (c)of regulation S-X as set forth in the Registrant's audit committee charter.

                        (2) No services included in (b)-(d)above in connection with fees billed to the Registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the Registrant for 2007 and 2006 were $2,448,454 and $2,322,603, respectively.

                (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940
                (17 CFR 270.30a-3(c)). Based on that evaluation, the Registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906. CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: November 8, 2007

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: November 8, 2007